UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2008

Date of reporting period:	July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—12.9%
79,543	Aeropostale, Inc.*	$3,028,997
167,402	AutoZone, Inc.*	21,228,248
108,755	Big Lots, Inc.*	2,812,404
39,341	Black & Decker (The) Corp.	3,405,750
80,439	Darden Restaurants, Inc.	3,424,288
103,447	Dillard’s, Inc., Class A	3,092,031
87,736	Dollar Tree Stores, Inc.*	3,356,779
425,562	Genuine Parts Co.	20,248,240
73,587	Men’s Wearhouse (The), Inc.	3,635,198
59,489	Meredith Corp.	3,360,534
391,774	NIKE, Inc., Class B	22,115,643
315,696	Starwood Hotels & Resorts Worldwide, Inc.	19,876,220
30,093	Strayer Education, Inc.	4,559,992
146,110	Tempur-Pedic International, Inc.	4,551,327
		118,695,651
	Consumer Staples—8.7%
113,743	BJ’s Wholesale Club, Inc.*	3,862,712
54,423	Carolina Group	4,124,719
63,645	Clorox (The) Co.	3,847,977
493,070	General Mills, Inc.	27,424,553
90,318	H.J. Heinz Co.	3,952,316
73,722	J.M. Smucker (The) Co.	4,114,425
554,461	Kellogg Co.	28,726,625
84,469	NBTY, Inc.*	3,677,780
		79,731,107
	Energy—10.8%
416,428	Chevron Corp.	35,504,650
404,561	Exxon Mobil Corp.	34,440,278
308,332	Global Industries Ltd.*	7,985,799
652,218	Parker Drilling Co.*	6,143,894
120,876	Tesoro Corp.	6,019,625
169,467	Western Refining, Inc.	9,405,419
		99,499,665
	Financials—18.9%
368,566	Allstate (The) Corp.	19,589,283
137,763	American Financial Group, Inc.	3,869,763
82,083	Assurant, Inc.	4,163,250
419,150	Chubb (The) Corp.	21,129,351
464,681	CNA Financial Corp.	19,293,555
45,648	Everest Re Group Ltd. (Bermuda)	4,484,916
219,282	Hartford Financial Services Group (The), Inc.	20,145,437

148,247	HCC Insurance Holdings, Inc.	$4,340,672
311,750	Lincoln National Corp.	18,804,760
9,925	Markel Corp.*	4,620,088
80,125	Nationwide Financial Services, Inc., Class A	4,559,914
112,720	Odyssey Re Holdings Corp.	3,967,744
117,642	Philadelphia Consolidated Holding Co.*	4,251,582
85,075	RLI Corp.	4,934,350
98,381	StanCorp Financial Group, Inc.	4,619,972
69,974	Torchmark Corp.	4,306,200
67,994	Transatlantic Holdings, Inc.	4,973,761
414,694	Travelers (The) Cos., Inc.	21,058,161
		173,112,759
	Health Care—11.7%
380,456	Aetna, Inc.	18,288,520
107,917	Apria Healthcare Group, Inc.*	2,829,584
350,068	Baxter International, Inc.	18,413,577
46,984	Chemed Corp.	2,973,148
362,408	CIGNA Corp.	18,714,749
99,298	CONMED Corp.*	2,770,414
335,467	Coventry Health Care, Inc.*	18,722,412
57,736	Dade Behring Holdings, Inc.	4,321,540
89,957	Emergency Medical Services Corp., Class A*	3,509,223
46,938	Hillenbrand Industries, Inc.	2,958,972
146,124	King Pharmaceuticals, Inc.*	2,485,569
78,926	Lincare Holdings, Inc.*	2,816,869
54,595	Pediatrix Medical Group, Inc.*	2,945,946
131,533	Sciele Pharma, Inc.*	3,050,250
52,477	Techne Corp.*	2,952,356
		107,753,129
	Industrials—11.7%
111,812	Administaff, Inc.	3,656,252
95,568	Equifax, Inc.	3,866,681
83,266	Heidrick & Struggles International, Inc.*	4,474,715
53,550	Kennametal, Inc.	4,105,143
252,728	Lockheed Martin Corp.	24,888,654
78,348	Perini Corp.*	4,811,351
833,631	Republic Services, Inc.	26,634,511
354,496	Rockwell Collins, Inc.	24,353,875
50,721	Teleflex, Inc.	3,876,606
59,745	United Stationers, Inc.*	3,808,146
76,586	Watson Wyatt Worldwide, Inc., Class A	3,411,906
		107,887,840
	Information Technology—14.7%
280,299	Amkor Technology, Inc.*	3,464,496
734,934	Atmel Corp.*	3,961,294
430,384	Brocade Communications Systems, Inc.*	3,029,903
1,658,241	CMGI, Inc.*	2,620,021
351,123	Compuware Corp.*	3,275,978
152,084	Convergys Corp.*	2,897,200
144,936	CSG Systems International, Inc.*	3,626,299

122,187	Dolby Laboratories, Inc., Class A*	$4,063,940
712,851	Electronic Data Systems Corp.	19,239,848
62,765	Factset Research Systems, Inc.	4,141,862
376,987	Fiserv, Inc.*	18,630,698
444,088	Hewlett-Packard Co.	20,441,370
40,030	Mettler Toledo International, Inc.*	3,809,255
664,674	Microsoft Corp.	19,268,899
148,035	Synopsys, Inc.*	3,620,936
1,083,384	Xerox Corp.*	18,915,885
		135,007,884
	Materials—3.4%
44,777	Cleveland-Cliffs, Inc.	3,101,703
108,751	Sealed Air Corp.	2,963,465
81,042	Sonoco Products Co.	2,971,810
224,922	United States Steel Corp.	22,107,583
		31,144,561
	Telecommunication Services—3.4%
271,799	AT&T, Inc.	10,643,649
65,208	CenturyTel, Inc.	2,991,091
258,816	Premiere Global Services, Inc.*	3,012,618
52,772	Telephone & Data Systems, Inc.	3,504,061
260,672	Verizon Communications, Inc.	11,109,840
		31,261,259
	Utilities—3.8%
130,241	Alliant Energy Corp.	4,812,405
294,327	Constellation Energy Group, Inc.	24,664,602
95,712	Energen Corp.	5,064,122
		34,541,129
	Total Investments (Cost $935,520,818)(a)—100.0%	918,634,984
	Other assets less liabilities—0.0%	196,211
	Net Assets—100.0%	$918,831,195

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $16,885,834 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $36,857,348 and aggregate gross unrealized depreciation of $53,743,182.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$914,150,068	99.5%
Bermuda	4,484,916	0.5
Total investments	918,634,984	100.0
Other assets less liabilities	196,211	0.0
Net Assets	$918,831,195	100.0%

Schedule of Investments

PowerShares Dynamic OTC Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.9%
15,461	Blue Nile, Inc.*	$1,169,006
22,219	Bob Evans Farms, Inc.	721,007
94,132	Dollar Tree Stores, Inc.*	3,601,490
27,853	Fossil, Inc.*	711,644
189,617	Gemstar-TV Guide International, Inc.*	1,088,402
46,536	Gentex Corp.	918,621
117,171	PetSmart, Inc.	3,788,139
121,239	Ross Stores, Inc.	3,507,444
21,799	Sears Holdings Corp.*	2,981,885
53,725	Sinclair Broadcast Group, Inc., Class A	700,574
113,411	Stewart Enterprises, Inc., Class A	795,011
6,919	Strayer Education, Inc.	1,048,436
		21,031,659
	Consumer Staples—1.6%
24,175	Ingles Markets, Inc., Class A	708,086
44,846	Lancaster Colony Corp.	1,736,437
		2,444,523
	Energy—1.5%
65,576	Global Industries Ltd.*	1,698,418
13,156	GulfMark Offshore, Inc.*	618,069
		2,316,487
	Financials—9.1%
11,205	American Physicians Capital, Inc.	424,894
36,368	Arch Capital Group Ltd. (Bermuda)*	2,533,395
14,140	Argonaut Group, Inc.	389,274
11,570	City Holding Co.	380,075
10,010	FPIC Insurance Group, Inc.*	348,148
29,170	KNBT Bancorp, Inc.	383,586
9,008	Navigators Group (The), Inc.*	471,208
62,829	Philadelphia Consolidated Holding Co.*	2,270,640
86,746	SEI Investments Co.	2,364,696
16,419	Selective Insurance Group	336,918
52,864	T. Rowe Price Group, Inc.	2,755,799
17,794	United America Indemnity Ltd., Class A (Cayman Islands)*	382,215
11,785	United Fire & Casualty Co.	405,640
14,345	WesBanco, Inc.	316,307
		13,762,795
	Health Care—14.0%
21,734	CONMED Corp.*	606,379

66,346	Dade Behring Holdings, Inc.	$4,965,997
9,485	Dionex Corp.*	645,075
72,012	Express Scripts, Inc.*	3,609,962
68,183	Henry Schein, Inc.*	3,705,064
16,931	LifePoint Hospitals, Inc.*	500,311
90,691	Lincare Holdings, Inc.*	3,236,762
15,030	Magellan Health Services, Inc.*	628,555
20,696	MedCath Corp.*	626,882
36,243	PSS World Medical, Inc.*	624,467
28,789	Sciele Pharma, Inc.*	667,617
11,485	Techne Corp.*	646,146
11,751	Varian, Inc.*	706,705
		21,169,922
	Industrials—5.6%
7,610	Ceradyne, Inc.*	567,934
10,669	Heidrick & Struggles International, Inc.*	573,352
8,263	Middleby (The) Corp.*	512,389
13,492	RBC Bearings, Inc.*	515,529
66,660	Stericycle, Inc.*	3,195,680
89,733	TeleTech Holdings, Inc.*	2,631,869
7,655	United Stationers, Inc.*	487,930
		8,484,683
	Information Technology—51.8%
31,351	Agilysys, Inc.	602,253
50,344	Amkor Technology, Inc.*	622,252
41,245	Apple, Inc.*	5,434,441
47,863	Aspen Technology, Inc.*	593,501
132,003	Atmel Corp.*	711,496
17,660	Blackboard, Inc.*	781,102
511,049	Brocade Communications Systems, Inc.*	3,597,785
50,025	C-COR, Inc.*	672,836
183,633	Cisco Systems, Inc.*	5,308,829
416,932	Compuware Corp.*	3,889,976
16,052	Comtech Telecommunications Corp.*	697,780
26,032	CSG Systems International, Inc.*	651,321
14,234	Digital River, Inc.*	640,672
143,532	eBay, Inc.*	4,650,437
87,204	Fiserv, Inc.*	4,309,622
17,456	FLIR Systems, Inc.*	761,954
45,910	Greenfield Online, Inc.*	745,578
47,638	Informatica Corp.*	664,074
22,504	InterDigital, Inc.*	628,987
154,766	Intuit, Inc.*	4,432,498
22,554	j2 Global Communications, Inc.*	736,163
27,337	Jack Henry & Associates, Inc.	656,635
87,317	KLA-Tencor Corp.	4,958,732
30,807	Komag, Inc.*	986,132
24,776	Manhattan Associates, Inc.*	690,507
22,200	ManTech International Corp., Class A*	725,052
48,853	Mentor Graphics Corp.*	586,725
47,288	Methode Electronics, Inc.	764,647
153,750	Microsoft Corp.	4,457,213

6,882	MicroStrategy, Inc., Class A*	$503,143
22,719	National Instruments Corp.	734,960
243,572	Oracle Corp.*	4,657,097
43,197	Palm, Inc.*	644,499
48,819	Photronics, Inc.*	684,442
22,793	Progress Software Corp.*	689,488
10,411	Rofin-Sinar Technologies, Inc.*	677,444
49,535	Smart Modular Technologies (WWH), Inc. (Cayman Islands)*	608,785
15,059	Stratasys, Inc.*	662,747
37,328	Sykes Enterprises, Inc.*	624,871
175,781	Synopsys, Inc.*	4,299,603
20,594	Syntel, Inc.	741,590
79,468	TIBCO Software, Inc.*	646,075
43,408	United Online, Inc.	612,921
171,975	VeriSign, Inc.*	5,105,937
22,404	Viasat, Inc.*	641,427
32,104	Websense, Inc.*	640,796
		78,135,025
	Materials—0.9%
4,259	Haynes International, Inc.*	382,501
19,476	Sigma-Aldrich Corp.	882,652
		1,265,153
	Telecommunication Services—1.6%
27,334	NTELOS Holdings Corp.	732,551
51,176	SBA Communications Corp., Class A*	1,705,184
		2,437,735
	Total Investments (Cost $149,930,876)(a)—100.0%	151,047,982
	Liabilities in excess of other assets—(0.0%)	(46,757)
	Net Assets—100.0%	$151,001,225

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,117,106 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $9,609,942 and aggregate gross unrealized depreciation of $8,492,836.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$147,523,587	97.7%
Bermuda	2,533,395	1.7
Cayman Islands	991,000	0.6
Total investments	151,047,982	100.0
Liabilities in excess of other assets	(46,757)	(0.0)
Net Assets	$151,001,225	100.0%

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—15.6%
11,934	Advance Auto Parts, Inc.	$414,945
10,528	Aeropostale, Inc.*	400,906
9,540	Arbitron, Inc.	475,092
3,798	AutoZone, Inc.*	481,624
11,289	Barnes & Noble, Inc.	378,746
14,394	Big Lots, Inc.*	372,229
5,206	Black & Decker (The) Corp.	450,683
8,900	Blue Nile, Inc.*	672,929
5,864	BorgWarner, Inc.	506,943
12,436	CEC Entertainment, Inc.*	366,986
10,646	Darden Restaurants, Inc.	453,200
13,692	Dillard’s, Inc., Class A	409,254
20,806	DIRECTV Group (The), Inc.*	466,262
11,613	Dollar Tree Stores, Inc.*	444,313
109,161	Gemstar-TV Guide International, Inc.*	626,585
9,655	Genuine Parts Co.	459,385
17,844	Marvel Entertainment, Inc.*	432,360
9,479	McDonald’s Corp.	453,760
9,739	Men’s Wearhouse (The), Inc.	481,107
7,874	Meredith Corp.	444,802
14,900	Movado Group, Inc.	420,776
15,356	Newell Rubbermaid, Inc.	406,166
8,889	NIKE, Inc., Class B	501,784
9,216	Omnicom Group, Inc.	478,034
14,096	Payless ShoeSource, Inc.*	375,236
2,689	Sears Holdings Corp.*	367,828
7,212	Sherwin-Williams (The) Co.	502,604
7,163	Starwood Hotels & Resorts Worldwide, Inc.	450,982
3,983	Strayer Education, Inc.	603,545
19,338	Tempur-Pedic International, Inc.	602,379
11,585	TRW Automotive Holdings Corp.*	380,799
		14,282,244
	Consumer Staples—5.9%
13,029	Avon Products, Inc.	469,174
12,953	BJ’s Wholesale Club, Inc.*	439,884
6,197	Carolina Group	469,671
7,248	Clorox (The) Co.	438,214
7,248	Colgate-Palmolive Co.	478,368
8,021	General Mills, Inc.	446,128
10,286	H.J. Heinz Co.	450,115
8,396	J.M. Smucker (The) Co.	468,581
9,020	Kellogg Co.	467,326
6,795	Kimberly-Clark Corp.	457,100
16,328	Kroger (The) Co.	423,875

9,619	NBTY, Inc.*	$418,811
		5,427,247
	Energy—2.8%
5,947	Chevron Corp.	507,041
5,778	Exxon Mobil Corp.	491,881
8,779	Occidental Petroleum Corp.	497,945
8,055	Tesoro Corp.	401,139
11,294	Western Refining, Inc.	626,817
		2,524,823
	Financials—27.0%
6,379	A.G. Edwards, Inc.	515,806
7,867	ACE Ltd. (Cayman Islands)	454,083
9,225	AFLAC, Inc.	480,807
1,379	Alleghany Corp.*	579,180
7,858	Allstate (The) Corp.	417,653
13,707	American Financial Group, Inc.	385,030
11,355	Aon Corp.	454,654
6,775	Arch Capital Group Ltd. (Bermuda)*	471,946
15,367	Argonaut Group, Inc.	423,054
8,167	Assurant, Inc.	414,230
8,972	Bank of Hawaii Corp.	430,835
11,460	Bank of New York Mellon (The) Corp.	487,623
8,937	Chubb (The) Corp.	450,514
12,575	City Holding Co.	413,089
9,907	CNA Financial Corp.	411,339
14,083	Commerce Group (The), Inc.	404,605
11,270	Delphi Financial Group, Inc., Class A	452,716
4,543	Everest Re Group Ltd. (Bermuda)	446,350
12,422	FBL Financial Group, Inc., Class A	437,130
12,901	Federated Investors, Inc., Class B	464,565
9,078	First American (The) Corp.	420,221
3,602	Franklin Resources, Inc.	458,787
2,140	Goldman Sachs Group (The), Inc.	403,048
4,676	Hartford Financial Services Group (The), Inc.	429,584
14,751	HCC Insurance Holdings, Inc.	431,909
22,052	Horace Mann Educators Corp.	393,187
9,343	JPMorgan Chase & Co.	411,185
6,646	Lincoln National Corp.	400,887
9,470	Loews Corp.	448,878
988	Markel Corp.*	459,914
7,126	MetLife, Inc.	429,128
7,972	Nationwide Financial Services, Inc., Class A	453,687
9,789	Navigators Group (The), Inc.*	512,063
11,216	Odyssey Re Holdings Corp.	394,803
22,473	Old Republic International Corp.	412,604
11,705	Philadelphia Consolidated Holding Co.*	423,019
7,909	Principal Financial Group, Inc.	445,988
8,622	ProAssurance Corp.*	425,754
21,218	Progressive (The) Corp.	445,154

9,641	Protective Life Corp.	$414,756
4,807	Prudential Financial, Inc.	426,044
7,922	Reinsurance Group of America, Inc.	422,322
8,465	RLI Corp.	490,970
7,622	Safeco Corp.	445,658
16,161	SEI Investments Co.	440,549
17,844	Selective Insurance Group	366,159
9,789	StanCorp Financial Group, Inc.	459,691
9,849	T. Rowe Price Group, Inc.	513,428
6,963	Torchmark Corp.	428,503
6,765	Transatlantic Holdings, Inc.	494,860
8,841	Travelers (The) Cos., Inc.	448,946
19,338	United America Indemnity Ltd., Class A (Cayman Islands)*	415,380
12,809	United Fire & Casualty Co.	440,886
18,214	Unum Group	442,600
14,732	W.R. Berkley Corp.	433,415
10,766	Willis Group Holdings Ltd. (Bermuda)	436,992
		24,716,168
	Health Care—11.6%
9,205	Aetna, Inc.	442,484
16,754	Apria Healthcare Group, Inc.*	439,290
8,469	Baxter International, Inc.	445,469
6,256	Becton, Dickinson & Co.	477,708
7,294	Chemed Corp.	461,564
8,768	CIGNA Corp.	452,780
15,415	CONMED Corp.*	430,079
8,116	Coventry Health Care, Inc.*	452,954
8,963	Dade Behring Holdings, Inc.	670,880
13,965	Emergency Medical Services Corp., Class A*	544,774
8,373	Health Net, Inc.*	414,798
7,286	Hillenbrand Industries, Inc.	459,309
22,684	King Pharmaceuticals, Inc.*	385,855
6,136	Laboratory Corp. of America Holdings*	453,144
12,252	Lincare Holdings, Inc.*	437,274
7,738	McKesson Corp.	446,947
8,985	Merck & Co., Inc.	446,105
8,475	Pediatrix Medical Group, Inc.*	457,311
17,525	Pfizer, Inc.	412,013
20,419	Sciele Pharma, Inc.*	473,517
8,147	Techne Corp.*	458,350
8,334	Varian, Inc.*	501,207
5,377	Zimmer Holdings, Inc.*	418,116
		10,581,928
	Industrials—10.3%
13,692	Administaff, Inc.	447,728
17,437	Applied Industrial Technologies, Inc.	495,036
7,273	Ceradyne, Inc.*	542,784
4,216	Deere & Co.	507,691
11,702	Equifax, Inc.	473,463
10,197	Heidrick & Struggles International, Inc.*	547,987

7,280	ITT Corp.	$457,766
6,557	Kennametal, Inc.	502,660
4,973	Lockheed Martin Corp.	489,741
6,440	Manitowoc (The) Co., Inc.	500,195
6,430	Northrop Grumman Corp.	489,323
9,594	Perini Corp.*	589,168
16,406	Republic Services, Inc.	524,172
6,976	Rockwell Collins, Inc.	479,251
5,653	SPX Corp.	530,647
6,212	Teleflex, Inc.	474,783
7,316	United Stationers, Inc.*	466,322
5,634	W.W. Grainger, Inc.	492,186
9,378	Watson Wyatt Worldwide, Inc., Class A	417,790
		9,428,693
	Information Technology—12.1%
34,268	Amkor Technology, Inc.*	423,552
89,850	Atmel Corp.*	484,292
52,617	Brocade Communications Systems, Inc.*	370,424
202,728	CMGI, Inc.*	320,310
42,927	Compuware Corp.*	400,509
10,926	Comtech Telecommunications Corp.*	474,953
18,593	Convergys Corp.*	354,197
17,719	CSG Systems International, Inc.*	443,329
14,938	Dolby Laboratories, Inc., Class A*	496,838
5,859	DST Systems, Inc.*	444,522
16,977	Electronic Data Systems Corp.	458,209
7,673	FactSet Research Systems, Inc.	506,341
8,978	Fiserv, Inc.*	443,693
10,576	Hewlett-Packard Co.	486,813
15,935	Intuit, Inc.*	456,378
15,352	j2 Global Communications, Inc.*	501,089
16,865	Manhattan Associates, Inc.*	470,028
4,894	Mettler Toledo International, Inc.*	465,713
15,830	Microsoft Corp.	458,912
25,078	Oracle Corp.*	479,491
33,229	Photronics, Inc.*	465,871
18,098	Synopsys, Inc.*	442,677
14,507	Total System Services, Inc.	408,082
29,546	United Online, Inc.	417,190
25,802	Xerox Corp.*	450,503
		11,123,916
	Materials—9.2%
14,398	AK Steel Holding Corp.*	575,488
11,834	Albemarle Corp.	476,082
3,602	Carpenter Technology Corp.	427,521
13,197	Celanese Corp., Series A	494,888
6,176	Cleveland-Cliffs, Inc.	427,812
9,376	E.I. du Pont de Nemours & Co.	438,140
7,301	Eastman Chemical Co.	502,455
5,663	Haynes International, Inc.*	508,594

24,492	Headwaters, Inc.*	$395,056
12,387	International Paper Co.	459,186
7,570	Lubrizol (The) Corp.	474,336
7,341	Nucor Corp.	368,518
10,201	Quanex Corp.	459,657
14,998	Sealed Air Corp.	408,696
11,099	Sigma-Aldrich Corp.	503,007
11,177	Sonoco Products Co.	409,861
25,719	Terra Industries, Inc.*	630,886
4,431	United States Steel Corp.	435,523
		8,395,706
	Telecommunication Services—2.1%
11,837	AT&T, Inc.	463,537
9,940	CenturyTel, Inc.	455,948
39,451	Premiere Global Services, Inc.*	459,210
8,045	Telephone & Data Systems, Inc.	534,187
		1,912,882
	Utilities—3.4%
11,542	AGL Resources, Inc.	435,133
11,368	Alliant Energy Corp.	420,048
5,505	Constellation Energy Group, Inc.	461,319
8,355	Energen Corp.	442,063
10,184	Nicor, Inc.	401,352
9,259	ONEOK, Inc.	469,894
5,585	Public Service Enterprise Group, Inc.	481,148
		3,110,957
	Total Investments (Cost $94,825,999)—100.0%	91,504,564
	Other assets less liabilities—0.0%	10,949
	Net Assets—100.0%	$91,515,513

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $3,321,435 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,708,623 and aggregate gross unrealized depreciation of $6,030,058.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$89,279,813	97.6%
Bermuda	1,355,288	1.5
Cayman Islands	869,463	0.9
Total investments	91,504,564	100.0
Other assets less liabilities	10,949	0.0
Net Assets	$91,515,513	100.0%

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—13.0%
3,159	Abercrombie & Fitch Co., Class A	$220,814
8,738	Advance Auto Parts, Inc.	303,820
9,175	Amazon.com, Inc.*	720,604
11,528	American Axle & Manufacturing Holdings, Inc.	278,978
6,410	American Eagle Outfitters, Inc.	155,507
9,005	American Greetings Corp., Class A	222,694
5,419	AnnTaylor Stores Corp.*	170,265
5,118	Apollo Group, Inc., Class A*	302,525
25,586	ArvinMeritor, Inc.	507,370
12,768	Asbury Automotive Group, Inc.	282,428
9,462	Autoliv, Inc.	529,210
64,615	AutoNation, Inc.*	1,258,700
4,327	AutoZone, Inc.*	548,707
8,163	Barnes & Noble (The), Inc.	273,869
7,018	Beazer Homes USA, Inc.	98,182
12,101	Bed Bath & Beyond, Inc.*	419,179
15,071	Belo Corp., Series A	269,771
28,774	Best Buy Co., Inc.	1,283,033
12,763	Big Lots, Inc.*	330,051
5,554	Black & Decker (The) Corp.	480,810
72,539	Blockbuster, Inc., Class A*	311,192
43,625	Blockbuster, Inc., Class B*	171,446
11,213	Borders Group, Inc.	183,445
4,555	BorgWarner, Inc.	393,780
4,446	Boyd Gaming Corp.	196,069
9,389	Brinker International, Inc.	252,940
12,940	Brunswick Corp.	361,802
7,825	Burger King Holdings, Inc.	190,069
12,566	Cablevision Systems Corp., Class A*	447,224
6,953	Career Education Corp.*	206,365
7,970	CarMax, Inc.*	190,722
47,505	Carnival Corp. (Panama)	2,104,947
3,924	CBRL Group, Inc.	150,799
102,938	CBS Corp., Class B	3,265,193
17,106	Centex Corp.	638,225
17,138	Charming Shoppes, Inc.*	169,323
114,064	Charter Communications, Inc., Class A*	463,100
27,078	Circuit City Stores, Inc.	322,228
1	Citadel Broadcasting Corp.	5
39,588	Clear Channel Communications, Inc.	1,460,797
13,665	Clear Channel Outdoor Holdings, Inc., Class A*	375,104
4,780	Coach, Inc.*	217,299
138,030	Comcast Corp., Class A*	3,626,048
69,269	Comcast Corp., Special Class A*	1,812,770
17,482	Cooper Tire & Rubber Co.	401,911

37,194	D.R. Horton, Inc.	$607,006
8,747	Darden Restaurants, Inc.	372,360
14,657	Dillard’s, Inc., Class A	438,098
46,459	DIRECTV Group (The), Inc.*	1,041,146
21,791	Discovery Holding Co., Class A*	516,883
8,119	Dollar Tree Stores, Inc.*	310,633
6,923	Dow Jones & Co., Inc.	397,242
65,130	Eastman Kodak Co.	1,644,533
13,376	EchoStar Communications Corp., Class A*	565,671
8,285	EW Scripps Co., Class A	339,436
24,724	Expedia, Inc.*	657,906
14,083	Family Dollar Stores, Inc.	417,138
18,234	Foot Locker, Inc.	338,423
1,617,670	Ford Motor Co.	13,766,372
11,629	Fortune Brands, Inc.	945,438
11,921	Furniture Brands International, Inc.	131,369
7,793	GameStop Corp., Class A*	314,448
25,019	Gannett Co., Inc.	1,248,448
72,119	Gap (The), Inc.	1,240,447
3,472	Garmin Ltd. (Cayman Islands)	291,301
443,825	General Motors Corp.	14,379,929
18,885	Genuine Parts Co.	898,548
3,164	Getty Images, Inc.*	142,159
41,470	Goodyear Tire & Rubber (The) Co.*	1,191,018
6,555	Group 1 Automotive, Inc.	245,944
31,758	H&R Block, Inc.	633,572
19,372	Hanesbrands, Inc.*	600,726
11,245	Harley-Davidson, Inc.	644,563
2,032	Harman International Industries, Inc.	235,712
10,205	Harrah’s Entertainment, Inc.	864,261
12,058	Hasbro, Inc.	337,865
8,266	Hearst-Argyle Television, Inc.	173,586
15,480	Hilton Hotels Corp.	684,371
153,476	Home Depot (The), Inc.	5,704,703
13,476	Hovnanian Enterprises, Inc., Class A*	178,422
26,962	IAC/InterActiveCorp*	774,888
43,300	Idearc, Inc.	1,502,943
10,331	International Game Technology	364,891
42,401	Interpublic Group of Cos., Inc.*	444,786
19,201	J.C. Penney Co., Inc.	1,306,436
2,589	Jack in the Box, Inc.*	165,670
17,430	Johnson Controls, Inc.	1,972,205
14,265	Jones Apparel Group, Inc.	356,054
11,331	KB Home	360,439
5,315	Kellwood Co.	136,277
18,255	Kohl’s Corp.*	1,109,904
4,142	Lamar Advertising Co., Class A	246,573
2,247	Las Vegas Sands Corp.*	196,051
12,098	La-Z-Boy, Inc.	121,101
25,342	Lear Corp.*	850,984
23,339	Leggett & Platt, Inc.	483,817
19,702	Lennar Corp., Class A	604,063
13,031	Liberty Global, Inc., Class A*	546,390
13,545	Liberty Global, Inc., Series C*	539,633
2,983	Liberty Media Corp. Capital, Series A*	341,404
61,751	Liberty Media Corp. Interactive, Series A*	1,293,683

42,555	Limited Brands, Inc.	$1,027,703
8,763	Live Nation, Inc.*	174,033
9,141	Liz Claiborne, Inc.	321,215
86,531	Lowe’s Cos., Inc.	2,423,733
7,036	M.D.C. Holdings, Inc.	323,656
35,276	Macy’s, Inc.	1,272,405
11,370	Marriott International, Inc., Class A	472,424
27,028	Mattel, Inc.	619,211
6,166	McClatchy Co., Class A	150,574
71,464	McDonald’s Corp.	3,420,982
15,010	McGraw-Hill (The) Cos., Inc.	908,105
2,734	Meredith Corp.	154,444
5,011	Meritage Homes Corp.*	97,715
11,436	MGM MIRAGE*	836,086
7,204	Mohawk Industries, Inc.*	648,432
18,880	New York Times (The) Co., Class A	431,597
29,059	Newell Rubbermaid, Inc.	768,611
92,811	News Corp., Class A	1,960,168
42,229	News Corp., Class B	956,909
24,569	NIKE, Inc., Class B	1,386,920
10,708	Nordstrom, Inc.	509,487
642	NVR, Inc.*	371,384
28,650	Office Depot, Inc.*	715,104
10,818	OfficeMax, Inc.	355,696
19,282	Omnicom Group, Inc.	1,000,157
6,183	O’Reilly Automotive, Inc.*	205,956
7,421	Payless ShoeSource, Inc.*	197,547
18,639	Penske Automotive Group, Inc.	363,088
10,633	PEP Boys-Manny, Moe & Jack	180,017
7,393	PetSmart, Inc.	239,016
26,064	Pier 1 Imports, Inc.*	169,937
3,334	Polaris Industries, Inc.	164,566
3,242	Polo Ralph Lauren Corp.	289,673
32,480	Pulte Homes, Inc.	628,163
15,017	RadioShack Corp.	377,377
60,241	Regal Entertainment Group, Class A	1,288,555
13,559	Rent-A-Center, Inc.*	263,180
8,839	Ross Stores, Inc.	255,712
20,052	Royal Caribbean Cruises Ltd. (Liberia)	772,604
6,538	Ryland Group, Inc.	217,389
26,203	Saks, Inc.	485,018
24,333	Sally Beauty Holdings, Inc.*	195,394
6,850	Scholastic Corp.*	220,433
13,572	Sears Holdings Corp.*	1,856,514
21,564	Service Corp. International	261,356
8,812	Sherwin-Williams (The) Co.	614,108
32,005	Six Flags, Inc.*	121,939
5,311	Snap-On, Inc.	277,925
11,887	Sonic Automotive, Inc., Class A	325,704
10,751	Standard-Pacific Corp.	159,222
7,556	Stanley Works (The)	418,073
37,776	Staples, Inc.	869,604
17,250	Starbucks Corp.*	460,230
13,541	Starwood Hotels & Resorts Worldwide, Inc.	852,541
1,953	Station Casinos, Inc.	168,993
58,722	Sun-Times Media Group, Inc., Class A*	246,045

6,988	Talbots (The), Inc.	$160,654
60,444	Target Corp.	3,661,093
11,733	Tenneco, Inc.*	414,175
6,866	Tiffany & Co.	331,285
5,377	Tim Hortons, Inc.	165,988
5,947	Timberland (The) Co., Class A*	141,360
355,982	Time Warner, Inc.	6,856,213
34,613	TJX (The) Cos., Inc.	960,511
18,343	Toll Brothers, Inc.*	402,262
23,223	Tribune Co.	649,315
67,400	TRW Automotive Holdings Corp.*	2,215,438
7,610	Tupperware Brands Corp.	197,936
8,676	VF Corp.	744,314
38,094	Viacom, Inc., Class B*	1,459,000
21,797	Virgin Media, Inc.	541,437
87,025	Visteon Corp.*	558,701
111,242	Walt Disney (The) Co.	3,670,986
11,275	Warner Music Group Corp.	139,697
604	Washington Post (The) Co., Class B	477,613
10,862	WCI Communities, Inc.*	95,911
11,396	Wendy’s International, Inc.	399,202
10,638	Whirlpool Corp.	1,086,246
8,795	Williams-Sonoma, Inc.	270,798
11,376	Wyndham Worldwide Corp.*	382,802
24,704	Yum! Brands, Inc.	791,516
8,831	Zale Corp.*	187,482
		154,201,754
	Consumer Staples—11.5%
13,873	Alberto-Culver Co.	326,293
197,897	Altria Group, Inc.	13,154,214
52,274	Anheuser-Busch Cos., Inc.	2,549,403
58,758	Archer-Daniels-Midland Co.	1,974,269
23,761	Avon Products, Inc.	855,634
13,829	BJ’s Wholesale Club, Inc.*	469,633
1,859	Brown-Forman Corp., Class A	130,743
4,061	Brown-Forman Corp., Class B	269,813
14,252	Bunge Ltd. (Bermuda)	1,291,374
25,179	Campbell Soup Co.	927,343
14,686	Carolina Group	1,113,052
12,871	Chiquita Brands International, Inc.	226,015
10,192	Clorox (The) Co.	616,208
137,446	Coca-Cola (The) Co.	7,162,311
75,945	Coca-Cola Enterprises, Inc.	1,720,914
24,705	Colgate-Palmolive Co.	1,630,530
84,056	ConAgra Foods, Inc.	2,130,820
20,144	Constellation Brands, Inc., Class A*	441,758
7,150	Corn Products International, Inc.	319,033
40,937	Costco Wholesale Corp.	2,448,033
104,905	CVS Corp.	3,691,607
16,845	Dean Foods Co.*	484,631
24,956	Del Monte Foods Co.	289,490
2,978	Energizer Holdings, Inc.*	300,480
13,295	Estee Lauder (The) Cos., Inc., Class A	598,541
13,509	Fresh Del Monte Produce, Inc. (Cayman Islands)*	346,506

29,970	General Mills, Inc.	$1,666,931
13,807	Great Atlantic & Pacific Tea Co., Inc.*	402,474
33,236	H.J. Heinz Co.	1,454,407
13,189	Hershey (The) Co.	608,013
11,472	Hormel Foods Corp.	394,866
4,531	J.M. Smucker (The) Co.	252,875
30,785	Kellogg Co.	1,594,971
38,334	Kimberly-Clark Corp.	2,578,728
817,433	Kraft Foods, Inc., Class A	26,770,930
142,448	Kroger (The) Co.	3,697,950
5,612	Longs Drug Stores Corp.	271,396
8,018	McCormick & Co., Inc.	273,895
7,810	Molson Coors Brewing Co., Class B	694,621
6,312	Nash Finch Co.	254,184
3,349	NBTY, Inc.*	145,815
4,280	Pantry (The), Inc.*	149,115
20,342	Pathmark Stores, Inc.*	251,834
25,036	Pepsi Bottling Group (The), Inc.	837,705
15,763	PepsiAmericas, Inc.	436,162
78,176	PepsiCo, Inc.	5,129,909
10,869	Performance Food Group Co.*	311,506
8,165	Pilgrim’s Pride Corp.	274,997
129,798	Procter & Gamble (The) Co.	8,029,304
33,227	Reynolds American, Inc.	2,032,496
152,330	Rite Aid Corp.*	839,338
6,936	Ruddick Corp.	192,821
58,444	Safeway, Inc.	1,862,610
124,915	Sara Lee Corp.	1,979,903
77	Seaboard Corp.	154,000
25,529	Smithfield Foods, Inc.*	792,931
18,430	Spectrum Brands, Inc.*	80,908
31,214	SUPERVALU, Inc.	1,300,687
53,897	Sysco Corp.	1,718,236
78,137	Tyson Foods, Inc., Class A	1,664,318
4,938	Universal Corp.	272,627
13,639	UST, Inc.	730,368
51,403	Walgreen Co.	2,270,985
372,051	Wal-Mart Stores, Inc.	17,095,743
4,253	Weis Markets, Inc.	167,143
5,679	Whole Foods Market, Inc.	210,350
14,040	Wm. Wrigley Jr. Co.	809,827
		136,126,527
	Energy—10.2%
45,651	Anadarko Petroleum Corp.	2,297,615
23,300	Apache Corp.	1,883,572
5,931	Arch Coal, Inc.	177,278
14,435	Baker Hughes, Inc.	1,141,087
12,886	BJ Services Co.	336,969
4,640	Cameron International Corp.*	361,920
22,432	Chesapeake Energy Corp.	763,585
240,576	Chevron Corp.	20,511,509
8,931	Cimarex Energy Co.	338,038
8,538	CNX Gas Corp.*	228,221
156,179	ConocoPhillips	12,625,509

6,949	CONSOL Energy, Inc.	$289,426
32,387	Devon Energy Corp.	2,416,394
3,814	Diamond Offshore Drilling, Inc.	393,529
10,082	Dresser-Rand Group, Inc.*	374,042
117,609	El Paso Corp.	1,958,190
5,311	ENSCO International, Inc.	324,343
9,948	EOG Resources, Inc.	697,355
438,092	Exxon Mobil Corp.	37,294,771
3,062	FMC Technologies, Inc.*	280,234
16,102	Forest Oil Corp.*	651,648
7,072	Foundation Coal Holdings, Inc.	246,459
5,403	Frontier Oil Corp.	209,258
8,638	GlobalSantaFe Corp. (Cayman Islands)	619,431
3,795	Grant Prideco, Inc.*	212,900
46,353	Halliburton Co.	1,669,635
8,880	Hanover Compressor Co.*	211,610
32,940	Hess Corp.	2,015,928
73,027	Marathon Oil Corp.	4,031,089
7,223	Massey Energy Co.	154,211
14,351	Murphy Oil Corp.	890,336
17,699	Nabors Industries Ltd. (Bermuda)*	517,519
7,169	National Oilwell Varco, Inc.*	861,069
11,014	Newfield Exploration Co.*	529,223
4,076	Noble Corp. (Cayman Islands)	417,627
6,782	Noble Energy, Inc.	414,651
63,005	Occidental Petroleum Corp.	3,573,644
4,410	Overseas Shipholding Group, Inc.	342,172
8,557	Patterson-UTI Energy, Inc.	195,955
8,985	Peabody Energy Corp.	379,706
9,659	Pioneer Natural Resources Co.	439,485
6,717	Pogo Producing Co.	357,747
12,824	Pride International, Inc.*	449,481
5,742	Rowan Cos., Inc.	242,255
36,073	Schlumberger Ltd. (Netherlands)	3,416,835
1,631	SEACOR Holdings, Inc.*	142,256
7,423	Ship Finance International Ltd. (Bermuda)	207,473
7,894	Smith International, Inc.	484,771
4,217	Southwestern Energy Co.*	171,337
65,374	Spectra Energy Corp.	1,665,076
6,552	Stone Energy Corp.*	212,940
17,121	Sunoco, Inc.	1,142,313
7,350	Teekay Shipping Corp. (Marshall Islands)	412,115
12,629	Tesoro Corp.	628,924
3,656	Tidewater, Inc.	250,144
9,678	Transocean, Inc. (Cayman Islands)*	1,039,901
12,533	USEC, Inc.*	210,429
45,995	Valero Energy Corp.	3,082,125
18,037	Weatherford International Ltd. (Bermuda)*	997,987
52,746	Williams (The) Cos., Inc.	1,701,059
3,602	World Fuel Services Corp.	147,286
11,169	XTO Energy, Inc.	609,046
		120,848,643
	Financials—20.4%
5,291	A.G. Edwards, Inc.	427,830

26,889	ACE Ltd. (Cayman Islands)	$1,552,033
26,985	AFLAC, Inc.	1,406,458
482	Alleghany Corp.*	202,440
19,462	Allied Capital Corp.	551,164
7,679	Allied World Assurance Holdings Ltd. (Bermuda)	364,369
60,848	Allstate (The) Corp.	3,234,071
7,429	AMB Property Corp.	395,817
6,548	AMBAC Financial Group, Inc.	439,698
11,700	American Capital Strategies Ltd.	444,249
55,669	American Express Co.	3,258,863
11,307	American Financial Group, Inc.	317,614
15,023	American Financial Realty Trust	131,752
7,260	American Home Mortgage Investment Corp.	7,550
184,296	American International Group, Inc.	11,828,117
3,558	American National Insurance	532,028
13,072	AmeriCredit Corp.*	265,884
18,191	Ameriprise Financial, Inc.	1,096,372
36,418	Annaly Capital Management, Inc.	526,240
28,989	Aon Corp.	1,160,720
9,993	Apartment Investment & Management Co., Class A	422,204
5,003	Arch Capital Group Ltd. (Bermuda)*	348,509
16,702	Archstone-Smith Trust	958,862
7,887	Arthur J. Gallagher & Co.	217,523
5,966	Aspen Insurance Holdings Ltd. (Bermuda)	145,869
11,253	Associated Banc-Corp.	323,411
10,223	Assurant, Inc.	518,511
10,415	Astoria Financial Corp.	245,273
3,940	AvalonBay Communities, Inc.	425,402
9,988	Axis Capital Holdings Ltd. (Bermuda)	368,058
8,240	BancorpSouth, Inc.	192,404
379,389	Bank of America Corp.	17,990,626
3,987	Bank of Hawaii Corp.	191,456
73,637	Bank of New York Mellon (The) Corp.	3,133,254
53,681	BB&T Corp.	2,008,743
9,319	Bear Stearns (The) Cos., Inc.	1,129,649
3,548	Berkshire Hathaway, Inc., Class B*	12,786,992
3,584	BOK Financial Corp.	179,272
7,794	Boston Properties, Inc.	736,455
5,082	Brandywine Realty Trust	122,578
3,394	BRE Properties, Inc.	171,499
4,232	Camden Property Trust	232,591
21,440	Capital One Financial Corp.	1,517,094
5,937	CB Richard Ellis Group, Inc., Class A*	207,320
5,575	CBL & Associates Properties, Inc.	177,787
41,167	Charles Schwab (The) Corp.	828,692
32,981	Chubb (The) Corp.	1,662,572
14,949	Cincinnati Financial Corp.	586,001
19,058	CIT Group, Inc.	784,808
481,627	Citigroup, Inc.	22,429,369
3,570	City National Corp.	252,720
381	CME Group, Inc.	210,503
22,839	CNA Financial Corp.	948,275
11,707	Colonial BancGroup (The), Inc.	255,330
4,607	Colonial Properties Trust	159,356
19,152	Comerica, Inc.	1,008,544
9,644	Commerce Bancorp, Inc.	322,592

4,993	Commerce Bancshares, Inc.	$221,939
8,076	Commerce Group (The), Inc.	232,023
7,726	Compass Bancshares, Inc.	535,257
33,791	Conseco, Inc.*	614,658
65,570	Countrywide Financial Corp.	1,847,107
4,824	Cousins Properties, Inc.	124,025
20,479	Crescent Real Estate EQT Co.	462,416
3,896	Cullen/Frost Bankers, Inc.	193,514
7,175	Developers Diversified Realty Corp.	344,400
40,817	Discover Financial Services*	940,832
94,436	Doral Financial Corp.*	108,601
2,444	Downey Financial Corp.	129,996
14,768	Duke Realty Corp.	482,766
21,847	E*Trade Financial Corp.*	404,606
5,449	Endurance Specialty Holdings Ltd. (Bermuda)	203,793
3,041	Equity Lifestyle Properties, Inc.	137,940
6,239	Equity One, Inc.	143,996
23,803	Equity Residential	947,597
4,602	Erie Indemnity Co., Class A	237,647
1,235	Essex Property Trust, Inc.	132,861
4,392	Everest Re Group Ltd. (Bermuda)	431,514
2,711	Federal Realty Investment Trust	203,705
5,258	Federated Investors, Inc., Class B	189,341
20,828	Fidelity National Title Group, Inc., Class A	435,097
55,308	Fifth Third Bancorp	2,040,312
11,858	First American (The) Corp.	548,907
14,608	First Horizon National Corp.	463,366
6,143	First Industrial Realty Trust, Inc.	237,796
11,788	FirstMerit Corp.	216,074
7,625	Franklin Resources, Inc.	971,196
78,461	Freddie Mac	4,493,461
22,872	Fremont General Corp.	131,971
46,279	Friedman Billings Ramsey Group, Inc., Class A	227,693
15,641	Fulton Financial Corp.	206,774
9,940	General Growth Properties, Inc.	476,921
83,030	Genworth Financial, Inc., Class A	2,534,076
6,214	Glimcher Realty Trust	132,110
21,375	Goldman Sachs Group (The), Inc.	4,025,768
5,574	Hanover Insurance Group (The), Inc.	244,643
24,777	Hartford Financial Services Group (The), Inc.	2,276,263
6,397	HCC Insurance Holdings, Inc.	187,304
12,529	Health Care Property Investors, Inc.	341,290
6,661	Health Care REIT, Inc.	244,525
6,477	Healthcare Realty Trust, Inc.	150,396
6,722	Highwoods Properties, Inc.	218,667
4,186	Home Properties, Inc.	193,812
10,704	Hospitality Properties Trust	410,605
16,795	Host Hotels & Resorts, Inc.	354,710
28,979	HRPT Properties Trust	270,954
35,008	Hudson City Bancorp, Inc.	427,798
36,729	Huntington Bancshares, Inc.	705,197
42,612	IMPAC Mortgage Holdings, Inc.	109,087
7,606	IndyMac Bancorp, Inc.	167,332
13,765	iStar Financial, Inc.	500,082
12,024	Janus Capital Group, Inc.	361,441
6,564	Jefferies Group, Inc.	172,436

282,831	JPMorgan Chase & Co.	$12,447,392
43,579	KeyCorp.	1,511,756
11,244	Kimco Realty Corp.	419,739
3,384	LandAmerica Financial Group, Inc.	259,181
8,784	Lazard Ltd., Class A (Bermuda)	325,272
3,458	Legg Mason, Inc.	311,220
33,932	Lehman Brothers Holdings, Inc.	2,103,784
9,556	Leucadia National Corp.	359,306
9,566	Liberty Property Trust	358,821
14,776	Lincoln National Corp.	891,288
31,372	Loews Corp.	1,487,033
6,803	M&T Bank Corp.	723,091
3,435	Macerich (The) Co.	251,270
9,272	Mack-Cali Realty Corp.	357,899
508	Markel Corp.*	236,474
71,464	Marsh & McLennan Cos., Inc.	1,968,833
16,980	Marshall & Ilsley Corp.	699,746
13,062	MBIA, Inc.	732,778
6,147	Mercury General Corp.	318,292
60,182	Merrill Lynch & Co., Inc.	4,465,504
57,463	MetLife, Inc.	3,460,422
7,835	MGIC Investment Corp.	302,901
15,384	Montpelier Re Holdings Ltd. (Bermuda)	243,836
4,085	Moody’s Corp.	219,773
81,636	Morgan Stanley	5,214,091
69,944	National City Corp.	2,055,654
12,073	Nationwide Financial Services, Inc., Class A	687,074
6,640	Nationwide Health Properties, Inc.	158,231
33,660	New York Community Bancorp, Inc.	546,302
6,445	Newcastle Investment Corp.	116,074
11,732	Northern Trust Corp.	732,781
6,614	Novastar Financial, Inc.	63,761
3,346	Nuveen Investments, Inc., Class A	204,574
7,422	NYSE Euronext*	571,642
5,243	Odyssey Re Holdings Corp.	184,554
5,724	Ohio Casualty Corp.	248,479
31,510	Old Republic International Corp.	578,524
5,865	PartnerRe Ltd. (Bermuda)	416,591
3,766	Pennsylvania Real Estate Investment Trust	146,648
17,479	People’s United Financial, Inc.	281,761
15,694	Phoenix (The) Cos., Inc.	216,420
18,314	Plum Creek Timber Co., Inc.	711,682
7,565	PMI Group (The), Inc.	257,740
30,068	PNC Financial Services Group, Inc.	2,004,032
35,318	Popular, Inc.	465,844
4,616	Post Properties, Inc.	203,289
3,935	Potlatch Corp.	171,920
16,197	Principal Financial Group, Inc.	913,349
45,747	Progressive (The) Corp.	959,772
12,133	ProLogis	690,368
7,089	Protective Life Corp.	304,969
33,556	Prudential Financial, Inc.	2,974,068
6,217	Public Storage, Inc.	435,750
6,219	Radian Group, Inc.	209,642
6,743	Raymond James Financial, Inc.	206,808
6,406	Rayonier, Inc.	271,230

7,878	Realty Income Corp.	$184,897
5,056	Redwood Trust, Inc.	145,613
3,861	Regency Centers Corp.	250,463
42,053	Regions Financial Corp.	1,264,534
5,526	Reinsurance Group of America, Inc.	294,591
4,931	RenaissanceRe Holdings Ltd. (Bermuda)	283,533
11,275	Safeco Corp.	659,249
8,164	Senior Housing Properties Trust	141,074
5,856	Simon Property Group, Inc.	506,720
1,358	SL Green Realty Corp.	164,888
25,511	SLM Corp.	1,254,376
6,398	South Financial Group (The), Inc.	137,941
24,155	Sovereign Bancorp, Inc.	462,327
4,677	StanCorp Financial Group, Inc.	219,632
16,737	State Street Corp.	1,121,881
10,272	Strategic Hotels & Resorts, Inc.	218,588
1,584	Student Loan Corp.	294,608
30,462	SunTrust Banks, Inc.	2,385,175
21,352	Synovus Financial Corp.	597,002
8,552	T. Rowe Price Group, Inc.	445,816
12,014	TCF Financial Corp.	295,424
13,677	TD Ameritrade Holding Corp.*	231,825
17,562	Thornburg Mortgage, Inc.	446,426
7,758	Torchmark Corp.	477,427
4,948	Transatlantic Holdings, Inc.	361,946
48,036	Travelers (The) Cos., Inc.	2,439,268
5,625	Trustmark Corp.	140,794
151,723	U.S. Bancorp	4,544,104
10,053	UDR, Inc.	232,124
13,160	UnionBanCal Corp.	727,222
9,440	Unitrin, Inc.	400,067
49,717	Unum Group	1,208,123
10,564	Valley National Bancorp	223,640
5,655	Ventas, Inc.	184,466
8,191	Vornado Realty Trust	876,683
5,012	W.P. Carey & Co. LLC	155,673
11,943	W.R. Berkley Corp.	351,363
141,678	Wachovia Corp.	6,688,618
9,342	Washington Federal, Inc.	210,475
117,922	Washington Mutual, Inc.	4,425,613
4,854	Webster Financial Corp.	210,955
6,405	Weingarten Realty Investors	234,487
270,260	Wells Fargo & Co.	9,126,680
353	Wesco Financial Corp.	139,947
725	White Mountain Insurance Group Ltd. (Bermuda)	398,388
5,723	Whitney Holding Corp.	143,018
7,955	Willis Group Holdings Ltd. (Bermuda)	322,893
5,576	Wilmington Trust Corp.	217,129
15,475	XL Capital Ltd., Class A (Cayman Islands)	1,204,884
6,858	Zions Bancorp.	511,264
		241,915,040
	Health Care—8.8%
91,483	Abbott Laboratories	4,637,273
4,198	Advanced Medical Optics, Inc.*	126,906

34,138	Aetna, Inc.	$1,641,014
8,747	Alcon, Inc. (Switzerland)	1,193,966
6,002	Allergan, Inc.	348,896
32,817	AmerisourceBergen Corp.	1,546,009
44,622	Amgen, Inc.*	2,397,986
8,744	Applera Corp. - Applied Biosystems Group	272,988
5,592	Apria Healthcare Group, Inc.*	146,622
4,283	Barr Pharmaceuticals, Inc.*	219,375
5,283	Bausch & Lomb, Inc.	337,742
30,545	Baxter International, Inc.	1,606,667
4,173	Beckman Coulter, Inc.	295,532
10,317	Becton, Dickinson & Co.	787,806
14,786	Biogen Idec, Inc.*	836,000
6,693	Biomet, Inc.	304,732
54,793	Boston Scientific Corp.*	720,528
224,753	Bristol-Myers Squibb Co.	6,385,233
3,581	C.R. Bard, Inc.	281,001
40,522	Cardinal Health, Inc.	2,663,511
4,723	Charles River Laboratories International, Inc.*	241,723
28,586	CIGNA Corp.	1,476,181
9,819	Community Health Systems, Inc.*	381,959
9,252	Coventry Health Care, Inc.*	516,354
40,413	Covidien Ltd. (Bermuda)*	1,654,912
3,767	Dade Behring Holdings, Inc.	281,960
5,600	DaVita, Inc.*	296,464
6,669	DENTSPLY International, Inc.	243,352
79,456	Eli Lilly & Co.	4,297,775
22,147	Express Scripts, Inc.*	1,110,229
10,420	Forest Laboratories, Inc.*	418,884
13,474	Genentech, Inc.*	1,002,196
9,957	Genzyme Corp.*	627,988
11,003	Gilead Sciences, Inc.*	409,642
18,569	Health Management Associates, Inc., Class A	149,666
13,014	Health Net, Inc.*	644,714
6,061	Henry Schein, Inc.*	329,355
5,091	Hillenbrand Industries, Inc.	320,937
9,438	Hospira, Inc.*	364,967
13,825	Humana, Inc.*	886,044
7,401	IMS Health, Inc.	208,190
3,820	Invitrogen Corp.*	274,276
168,511	Johnson & Johnson	10,194,915
8,402	Kindred Healthcare, Inc.*	225,006
19,666	King Pharmaceuticals, Inc.*	334,519
5,313	Laboratory Corp. of America Holdings*	392,365
5,463	LifePoint Hospitals, Inc.*	161,432
5,978	Lincare Holdings, Inc.*	213,355
4,479	Magellan Health Services, Inc.*	187,312
4,914	Manor Care, Inc.	311,302
46,054	McKesson Corp.	2,660,079
33,749	Medco Health Solutions, Inc.*	2,742,781
39,540	Medtronic, Inc.	2,003,492
212,179	Merck & Co., Inc.	10,534,686
14,162	Mylan Laboratories, Inc.	227,017
9,214	Omnicare, Inc.	305,536
6,615	Owens & Minor, Inc.	254,347
6,367	Patterson Cos., Inc.*	228,384

9,825	PerkinElmer, Inc.	$273,430
609,003	Pfizer, Inc.	14,317,660
10,580	Quest Diagnostics, Inc.	586,873
86,525	Schering-Plough Corp.	2,469,424
11,250	St. Jude Medical, Inc.*	485,325
8,857	Stryker Corp.	552,943
149,413	Tenet Healthcare Corp.*	773,959
8,931	Thermo Fisher Scientific, Inc.*	466,288
53,336	UnitedHealth Group, Inc.	2,583,062
5,131	Universal Health Services, Inc., Class B	269,070
3,419	Varian Medical Systems, Inc.*	139,495
12,727	Watson Pharmaceuticals, Inc.*	387,155
40,302	WellPoint, Inc.*	3,027,486
84,530	Wyeth	4,101,396
7,693	Zimmer Holdings, Inc.*	598,208
		104,895,857
	Industrials—11.2%
51,794	3M Co.	4,605,522
13,511	ACCO Brands Corp.*	279,407
2,987	Acuity Brands, Inc.	176,532
7,582	AGCO Corp.*	291,376
5,574	Alaska Air Group, Inc.*	130,041
4,054	Alexander & Baldwin, Inc.	219,808
2,664	Alliant Techsystems, Inc.*	264,029
94,907	Allied Waste Industries, Inc.*	1,221,453
3,063	AMERCO*	195,573
11,343	American Standard Cos., Inc.	613,089
23,336	AMR Corp.*	575,932
8,994	Avery Dennison Corp.	551,692
96,411	Avis Budget Group, Inc.*	2,474,870
50,250	Boeing Co.	5,197,358
6,957	Briggs & Stratton Corp.	197,301
4,035	Brink’s (The) Co.	246,740
11,132	Builders FirstSource, Inc.*	163,195
23,403	Burlington Northern Santa Fe Corp.	1,922,322
5,245	C.H. Robinson Worldwide, Inc.	255,169
4,568	Carlisle Cos., Inc.	206,839
46,035	Caterpillar, Inc.	3,627,558
4,642	ChoicePoint, Inc.*	179,831
9,645	Cintas Corp.	352,621
14,958	Continental Airlines, Inc., Class B*	471,327
6,007	Con-way, Inc.	296,686
13,050	Cooper Industries Ltd., Class A (Bermuda)	690,606
6,830	Corrections Corp. of America*	197,046
4,799	Crane Co.	220,082
33,112	CSX Corp.	1,569,840
8,225	Cummins’ Inc.	976,308
10,125	Danaher Corp.	756,135
15,846	Deere & Co.	1,908,175
8,810	Deluxe Corp.	332,666
4,980	Dollar Thrifty Automotive Group*	183,862
14,032	Dover Corp.	715,632
1,987	Dun & Bradstreet (The) Corp.	194,249
11,494	Eaton Corp.	1,116,987

8,618	EMCOR Group, Inc.*	$309,386
57,929	Emerson Electric Co.	2,726,718
6,012	Equifax, Inc.	243,246
4,949	Expeditors International of Washington, Inc.	221,121
17,633	FedEx Corp.	1,952,678
4,536	Flowserve Corp.	327,817
6,846	Fluor Corp.	790,781
6,785	GATX Corp.	307,768
24,022	General Dynamics Corp.	1,887,168
895,203	General Electric Co.	34,698,068
10,856	Goodrich Corp.	682,951
6,628	Harsco Corp.	349,030
3,920	HNI Corp.	160,054
64,256	Honeywell International, Inc.	3,695,363
5,859	Hubbell, Inc., Class B	337,771
24,346	IKON Office Solutions, Inc.	337,436
34,060	Illinois Tool Works, Inc.	1,875,003
25,034	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,259,711
10,106	ITT Corp.	635,465
8,136	J.B. Hunt Transport Services, Inc.	227,238
7,970	Jacobs Engineering Group, Inc.*	491,191
5,457	Kansas City Southern*	188,321
10,243	Kelly Services, Inc., Class A	254,539
3,284	Kennametal, Inc.	251,751
7,038	L-3 Communications Holdings, Inc.	686,627
9,492	Laidlaw International, Inc.	322,728
6,539	Lennox International, Inc.	250,444
25,564	Lockheed Martin Corp.	2,517,543
8,849	Manpower, Inc.	699,513
45,999	Masco Corp.	1,251,633
3,262	Monster Worldwide, Inc.*	126,859
6,034	Mueller Industries, Inc.	222,534
1,393	NACCO Industries, Inc., Class A	183,207
29,148	Norfolk Southern Corp.	1,567,579
36,592	Northrop Grumman Corp.	2,784,651
3,094	Oshkosh Truck Corp., Class B	177,132
17,791	PACCAR, Inc.	1,455,660
7,752	Pall Corp.	321,863
8,554	Parker Hannifin Corp.	844,109
9,838	Pentair, Inc.	356,136
17,196	PHH Corp.*	501,091
20,342	Pitney Bowes, Inc.	937,766
3,116	Precision Castparts Corp.	427,079
7,166	Quanta Services, Inc.*	203,729
23,530	R.R. Donnelley & Sons Co.	994,378
40,334	Raytheon Co.	2,232,890
12,922	Republic Services, Inc.	412,858
5,313	Robert Half International, Inc.	180,589
8,804	Rockwell Automation, Inc.	616,192
5,402	Rockwell Collins, Inc.	371,117
10,201	Ryder System, Inc.	554,628
1,161	Sequa Corp., Class A*	191,681
247	Sequa Corp., Class B*	40,755
7,977	Shaw Group (The), Inc.*	424,536
53,397	Southwest Airlines Co.	836,197
6,166	SPX Corp.	578,802

15,411	Steelcase, Inc., Class A	$268,306
7,369	Tecumseh Products Co., Class A*	169,708
2,087	Tecumseh Products Co., Class B*	42,825
3,785	Teleflex, Inc.	289,288
5,118	Terex Corp.*	441,428
11,237	Textron, Inc.	1,268,545
12,453	Timken (The) Co.	415,930
4,381	Trinity Industries, Inc.	167,486
40,413	Tyco International Ltd. (Bermuda)	1,911,131
22,597	Union Pacific Corp.	2,692,207
74,617	United Parcel Service, Inc., Class B	5,649,999
16,722	United Rentals, Inc.*	537,445
4,740	United Stationers, Inc.*	302,128
60,805	United Technologies Corp.	4,436,941
7,018	URS Corp.*	345,707
4,607	USG Corp.*	191,237
6,431	W.W. Grainger, Inc.	561,812
3,869	Washington Group International, Inc.*	310,758
47,384	Waste Management, Inc.	1,802,014
8,268	Werner Enterprises, Inc.	160,730
3,341	WESCO International, Inc.*	178,911
10,579	YRC Worldwide, Inc.*	339,797
		133,545,273
	Information Technology—10.1%
38,032	Accenture Ltd., Class A (Bermuda)	1,602,288
9,477	Activision, Inc.*	162,151
7,349	Adobe Systems, Inc.*	296,091
45,392	Advanced Micro Devices, Inc.*	614,608
10,399	Affiliated Computer Services, Inc., Class A*	558,010
19,431	Agilent Technologies, Inc.*	741,293
2,934	Alliance Data Systems Corp.*	225,331
9,333	Altera Corp.	216,526
9,277	Amdocs Ltd. (Guernsey)*	335,735
15,575	Amkor Technology, Inc.*	192,507
12,352	Analog Devices, Inc.	437,878
19,446	Andrew Corp.*	273,411
3,637	Anixter International, Inc.*	300,598
12,181	Apple, Inc.*	1,604,969
55,086	Applied Materials, Inc.	1,214,095
18,891	Arrow Electronics, Inc.*	722,014
36,164	Atmel Corp.*	194,924
28,682	Automatic Data Processing, Inc.	1,331,418
38,806	Avaya, Inc.*	641,851
15,345	Avnet, Inc.*	581,269
15,088	AVX Corp.	241,257
15,958	BEA Systems, Inc.*	197,560
8,005	Benchmark Electronics, Inc.*	177,711
7,442	BMC Software, Inc.*	213,734
8,570	Broadcom Corp., Class A*	281,182
7,249	Broadridge Financial Solutions, Inc.*	127,510
20,561	CA, Inc.	515,670
14,177	Cadence Design System, Inc.*	303,388
5,532	CDW Corp.	465,628
7,121	Ceridian Corp.*	241,402

13,216	Check Point Software Technologies (Israel)*	$321,942
4,169	CheckFree Corp.*	153,586
166,059	Cisco Systems, Inc.*	4,800,766
5,456	Citrix Systems, Inc.*	197,344
27,918	Computer Sciences Corp.*	1,554,474
23,454	Compuware Corp.*	218,826
12,913	Convergys Corp.*	245,993
31,388	Corning, Inc.	748,290
143,986	Dell, Inc.*	4,027,288
5,877	Diebold, Inc.	297,788
3,615	DST Systems, Inc.*	274,270
33,490	eBay, Inc.*	1,085,076
9,979	Electronic Arts, Inc.*	485,379
73,156	Electronic Data Systems Corp.	1,974,480
104,266	EMC Corp.*	1,929,964
11,333	Fairchild Semiconductor International, Inc., Class A*	206,827
22,987	Fidelity National Information Services, Inc.	1,140,845
55,156	First Data Corp.	1,753,409
9,464	Fiserv, Inc.*	467,711
81,445	Flextronics International Ltd. (Singapore)*	909,741
82,996	Gateway, Inc.*	117,854
2,240	Google, Inc., Class A*	1,142,400
4,836	Harris Corp.	265,400
9,150	Hewitt Associates, Inc., Class A*	273,768
169,642	Hewlett-Packard Co.	7,808,621
71,924	Ingram Micro, Inc., Class A*	1,442,076
10,434	Insight Enterprises, Inc.*	235,391
365,414	Intel Corp.	8,631,079
103,494	International Business Machines Corp.	11,451,611
4,811	International Rectifier Corp.*	176,612
7,022	Intersil Corp., Class A	205,394
10,792	Intuit, Inc.*	309,083
10,628	Iron Mountain, Inc.*	284,724
18,114	Jabil Circuit, Inc.	408,108
11,144	JDS Uniphase Corp.*	159,694
32,642	Juniper Networks, Inc.*	977,954
5,918	KLA-Tencor Corp.	336,083
3,851	Lam Research Corp.*	222,742
8,270	Lexmark International, Inc., Class A*	326,996
8,957	Linear Technology Corp.	319,317
43,614	LSI Logic Corp.*	314,021
15,661	Marvell Technology Group Ltd. (Bermuda)*	281,898
3,386	Mastercard, Inc., Class A	544,469
12,444	Maxim Integrated Products, Inc.	394,475
6,564	McAfee, Inc.*	235,385
1,831	Mettler Toledo International, Inc.*	174,238
5,538	Microchip Technology, Inc.	201,085
71,874	Micron Technology, Inc.*	853,144
657,198	Microsoft Corp.	19,052,169
6,129	Molex, Inc.	173,696
5,204	Molex, Inc., Class A	139,363
5,347	MoneyGram International, Inc.	136,830
165,323	Motorola, Inc.	2,808,838
9,691	National Semiconductor Corp.	251,869
12,212	NCR Corp.*	637,711
5,676	Network Appliance, Inc.*	160,858

26,232	Novell, Inc.*	$176,017
7,452	Novellus Systems, Inc.*	212,531
8,870	NVIDIA Corp.*	405,891
146,895	Oracle Corp.*	2,808,632
11,584	Paychex, Inc.	479,346
11,251	Perot Systems Corp., Class A*	171,240
35,118	QUALCOMM, Inc.	1,462,665
8,736	SanDisk Corp.*	468,512
191,427	Sanmina-SCI Corp.*	526,424
26,353	Seagate Technology (Cayman Islands)	619,559
266,932	Solectron Corp.*	1,003,664
22,000	Spansion, Inc., Class A*	233,420
214,464	Sun Microsystems, Inc.*	1,093,766
28,110	Symantec Corp.*	539,712
13,172	SYNNEX Corp.*	267,655
7,942	Synopsys, Inc.*	194,261
26,655	Tech Data Corp.*	998,763
30,735	Tellabs, Inc.*	348,842
9,945	Teradyne, Inc.*	156,037
57,987	Texas Instruments, Inc.	2,040,563
6,010	Total System Services, Inc.	169,061
40,413	Tyco Electronics Ltd. (Bermuda)*	1,447,594
50,619	Unisys Corp.*	409,508
20,042	UTStarcom, Inc.*	64,535
11,431	VeriSign, Inc.*	339,386
27,344	Vishay Intertechnology, Inc.*	424,105
12,041	Western Digital Corp.*	257,075
20,868	Western Union (The) Co.	416,317
81,979	Xerox Corp.*	1,431,353
11,093	Xilinx, Inc.	277,325
28,979	Yahoo!, Inc.*	673,762
		119,378,485
	Materials—3.9%
14,460	Air Products & Chemicals, Inc.	1,248,910
4,049	Airgas, Inc.	189,088
9,140	AK Steel Holding Corp.*	365,326
4,413	Albemarle Corp.	177,535
89,216	Alcoa, Inc.	3,408,051
2,123	Allegheny Technologies, Inc.	222,766
9,742	Ashland, Inc.	594,847
8,080	Ball Corp.	414,262
10,621	Bemis Co., Inc.	313,001
12,680	Bowater, Inc.	248,782
5,532	Cabot Corp.	223,382
19,089	Celanese Corp., Series A	715,838
24,668	Chemtura Corp.	257,287
8,856	Commercial Metals Co.	273,119
22,944	Crown Holdings, Inc.*	563,505
3,267	Cytec Industries, Inc.	218,856
110,137	Dow Chemical (The) Co.	4,788,757
85,322	E.I. du Pont de Nemours & Co.	3,987,097
11,673	Eastman Chemical Co.	803,336
11,132	Ecolab, Inc.	468,769
3,506	FMC Corp.	312,490

18,273	Freeport-McMoRan Copper & Gold, Inc.	$1,717,297
37,651	Graphic Packaging Corp.*	167,170
2,426	Greif, Inc., Class A	133,430
722	Greif, Inc., Class B	37,104
10,179	Hercules, Inc.	211,316
31,557	Huntsman Corp.	803,441
6,373	International Flavors & Fragrances, Inc.	319,351
73,086	International Paper Co.	2,709,298
16,024	Louisiana-Pacific Corp.	296,764
6,747	Lubrizol (The) Corp.	422,767
24,945	Lyondell Chemical Co.	1,120,031
1,869	Martin Marietta Materials, Inc.	256,053
27,641	MeadWestvaco Corp.	899,438
18,376	Monsanto Co.	1,184,333
11,748	Mosaic (The) Co.*	441,255
13,934	Nalco Holding Co.	321,039
21,736	Newmont Mining Corp.	907,478
14,937	Nucor Corp.	749,837
10,919	Olin Corp.	227,880
28,334	Owens-Illinois, Inc.*	1,132,793
8,879	Packaging Corp. of America	226,592
10,966	Pactiv Corp.*	346,635
18,800	PPG Industries, Inc.	1,433,876
16,157	Praxair, Inc.	1,237,949
4,268	Reliance Steel & Aluminum Co.	224,241
7,839	Rockwood Holdings, Inc.*	271,151
19,191	Rohm & Haas Co.	1,084,675
12,387	RPM International, Inc.	291,218
3,818	Scotts Miracle-Gro (The) Co., Class A	156,500
14,211	Sealed Air Corp.	387,250
5,999	Sigma-Aldrich Corp.	271,875
3,273	Silgan Holdings, Inc.	168,952
58,203	Smurfit-Stone Container Corp.*	686,213
10,625	Sonoco Products Co.	389,619
10,928	Southern Copper Corp.	1,231,695
4,185	Steel Dynamics, Inc.	175,477
8,550	Temple-Inland, Inc.	497,012
2	Titanium Metals Corp.*	67
8,391	United States Steel Corp.	824,751
7,442	Valhi, Inc.	122,123
9,229	Valspar (The) Corp.	254,628
4,352	Vulcan Materials Co.	416,573
25,206	Weyerhaeuser Co.	1,795,675
12,238	Worthington Industries, Inc.	253,327
		46,601,153
	Telecommunication Services—4.2%
36,456	ALLTEL Corp.	2,404,273
12,225	American Tower Corp., Class A*	509,294
382,594	AT&T, Inc.	14,982,380
12,231	CenturyTel, Inc.	561,036
37,610	Cincinnati Bell, Inc.*	194,068
53,042	Citizens Communications Co.	765,396
6,259	Crown Castle International Corp.*	226,889
26,964	Embarq Corp.	1,666,106

29,718	Level 3 Communications, Inc.*	$155,425
2,592	NII Holdings, Inc.*	217,780
150,226	Qwest Communications International, Inc.*	1,281,428
301,104	Sprint Nextel Corp.	6,181,665
4,932	Telephone & Data Systems, Inc.	327,485
5,542	Telephone & Data Systems, Inc., Special Shares	336,954
6,967	U.S. Cellular Corp.*	675,799
465,215	Verizon Communications, Inc.	19,827,462
		50,313,440
	Utilities—6.4%
52,334	AES (The) Corp.*	1,028,363
8,019	AGL Resources, Inc.	302,316
10,224	Allegheny Energy, Inc.*	534,000
5,537	ALLETE, Inc.	242,742
14,379	Alliant Energy Corp.	531,304
29,639	Ameren Corp.	1,422,079
68,996	American Electric Power Co., Inc.	3,000,636
7,417	Aqua America, Inc.	162,284
122,172	Aquila, Inc.*	461,810
11,703	Atmos Energy Corp.	328,503
9,345	Avista Corp.	185,218
5,716	Black Hills Corp.	213,207
81,127	CenterPoint Energy, Inc.	1,336,973
6,988	Cleco Corp.	165,965
40,700	CMS Energy Corp.	657,712
41,191	Consolidated Edison, Inc.	1,799,223
15,386	Constellation Energy Group, Inc.	1,289,347
36,686	Dominion Resources, Inc.	3,089,695
13,222	DPL, Inc.	351,441
31,314	DTE Energy Co.	1,452,343
139,382	Duke Energy Corp.	2,373,675
105,850	Dynegy, Inc., Class A*	943,124
36,716	Edison International	1,941,909
3,843	Energen Corp.	203,333
31,606	Energy East Corp.	799,948
17,834	Entergy Corp.	1,782,687
5,845	Equitable Resources, Inc.	275,358
49,499	Exelon Corp.	3,472,355
35,114	FirstEnergy Corp.	2,133,176
34,761	FPL Group, Inc.	2,006,753
14,405	Great Plains Energy, Inc.	399,883
13,404	Hawaiian Electric Industries, Inc.	305,745
7,846	IDACORP, Inc.	242,912
7,068	Integrys Energy Group, Inc.	349,795
29,400	KeySpan Corp.	1,221,570
15,628	MDU Resources Group, Inc.	426,019
27,837	Mirant Corp.*	1,053,074
9,071	National Fuel Gas Co.	393,228
3,847	New Jersey Resources Corp.	180,809
7,253	Nicor, Inc.	285,841
53,666	NiSource, Inc.	1,023,411
22,282	Northeast Utilities	609,190
4,728	NorthWestern Corp.	127,940
11,501	NRG Energy, Inc.*	443,364

15,398	NSTAR	$484,267
12,636	OGE Energy Corp.	418,883
13,194	ONEOK, Inc.	669,596
31,801	Pepco Holdings, Inc.	860,853
62,506	PG&E Corp.	2,675,882
9,138	Piedmont Natural Gas Co., Inc.	211,910
16,001	Pinnacle West Capital Corp.	599,717
9,081	PNM Resources, Inc.	234,562
9,397	Portland General Electric Co.	252,873
30,115	PPL Corp.	1,419,621
44,113	Progress Energy, Inc.	1,925,974
26,869	Public Service Enterprise Group, Inc.	2,314,764
19,410	Puget Energy, Inc.	449,342
8,925	Questar Corp.	459,548
393,812	Reliant Energy, Inc.*	10,113,092
16,526	SCANA Corp.	617,742
22,386	Sempra Energy	1,180,190
19,314	Sierra Pacific Resources*	306,899
95,581	Southern (The) Co.	3,215,345
9,238	Southern Union Co.	285,269
5,323	Southwest Gas Corp.	165,439
35,999	TECO Energy, Inc.	581,024
28,215	TXU Corp.	1,841,029
13,180	UGI Corp.	340,176
4,835	UIL Holdings Corp.	143,019
4,743	Unisource Energy Corp.	144,329
11,598	Vectren Corp.	289,602
13,463	Westar Energy, Inc.	309,918
8,750	WGL Holdings, Inc.	261,975
13,179	Wisconsin Energy Corp.	565,774
74,057	Xcel Energy, Inc.	1,503,357
		76,392,231
	Total Common Stocks (Cost $1,157,819,770)	1,184,218,403

	Investment Company—0.0%
	Financials—0.0%
8,006	Tri-Continental Corp. (Cost $179,424)	192,865

	Money Market Fund—0.1%
828,824	Liquid Assets Portfolio Private Class** (Cost $828,824)	828,824

	Total Investments (Cost $1,158,828,018)(a)—99.8%	1,185,240,092
	Other assets less liabilities—0.2%	2,262,018
	Net Assets—100.0%	$1,187,502,110

* Non-income producing security.

** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $26,412,074 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $71,787,088 and aggregate gross unrealized depreciation of $45,375,014.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,153, 965,847	97.2%
Bermuda	15,715,118	1.3
Cayman Islands	6,091,242	0.5
Netherlands	3,416,835	0.3
Panama	2,104,947	0.2
Switzerland	1,193,966	0.1
Singapore	909,741	0.1
Liberia	772,604	0.1
Marshall Islands	412,115	0.0
Guernsey	335,735	0.0
Israel	321,942	0.0
Total investments	1,185,240,092	99.8
Other assets less liabilities	2,262,018	0.2
Net Assets	$1,187,502,110	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—20.5%
133,800	Coach, Inc.*	$6,082,548
280,745	DIRECTV Group (The), Inc.*	6,291,495
88,483	Kohl’s Corp.*	5,379,766
147,666	Marriott International, Inc., Class A	6,135,522
679,313	News Corp., Class A	14,347,091
119,952	NIKE, Inc., Class B	6,771,290
96,606	Starwood Hotels & Resorts Worldwide, Inc.	6,082,314
107,136	Target Corp.	6,489,228
706,204	Time Warner, Inc.	13,601,489
149,745	Viacom, Inc., Class B*	5,735,234
427,286	Walt Disney (The) Co.	14,100,438
		91,016,415
	Consumer Staples—4.3%
175,761	Avon Products, Inc.	6,329,154
97,794	Colgate-Palmolive Co.	6,454,404
144,391	Walgreen Co.	6,379,194
		19,162,752
	Energy—6.0%
70,912	National Oilwell Varco, Inc.*	8,517,240
191,651	Schlumberger Ltd. (Netherlands)	18,153,183
		26,670,423
	Financials—7.6%
238,715	American Express Co.	13,974,375
323,527	Charles Schwab (The) Corp.	6,512,599
12,652	CME Group, Inc.	6,990,230
48,618	Franklin Resources, Inc.	6,192,475
		33,669,679
	Health Care—19.2%
114,240	Baxter International, Inc.	6,009,024
84,417	Becton, Dickinson & Co.	6,446,082
195,883	Genentech, Inc.*	14,569,778
104,378	McKesson Corp.	6,028,873
82,759	Medco Health Solutions, Inc.*	6,725,824
286,032	Medtronic, Inc.	14,493,241
198,646	Schering-Plough Corp.	5,669,357
97,234	Stryker Corp.	6,070,319
279,209	UnitedHealth Group, Inc.	13,522,092
72,570	Zimmer Holdings, Inc.*	5,643,043
		85,177,633

	Industrials—6.6%
154,574	Boeing Co.	$15,987,588
89,920	Danaher Corp.	6,715,226
120,022	Raytheon Co.	6,644,418
		29,347,232
	Information Technology—31.6%
153,574	Adobe Systems, Inc.*	6,187,496
133,657	Apple, Inc.*	17,610,646
338,523	Applied Materials, Inc.	7,461,047
132,266	Automatic Data Processing, Inc.	6,139,788
595,179	Cisco Systems, Inc.*	17,206,625
269,447	Corning, Inc.	6,423,616
199,384	eBay, Inc.*	6,460,042
229,079	Electronic Data Systems Corp.	6,182,842
31,449	Google, Inc., Class A*	16,038,990
498,342	Microsoft Corp.	14,446,935
789,473	Oracle Corp.*	15,094,724
350,444	QUALCOMM, Inc.	14,595,993
186,564	Texas Instruments, Inc.	6,565,187
		140,413,931
	Materials—1.6%
107,584	Monsanto Co.	6,933,789

	Utilities—2.6%
280,989	AES (The) Corp.*	5,521,434
74,309	Constellation Energy Group, Inc.	6,227,094
		11,748,528
	Total Common Stocks (Cost $437,415,654)	444,140,382

	Money Market Fund—0.0%
39,880	Liquid Asset Portfolio Private Class** (Cost $39,880)	39,880

	Total Investments (Cost $437,455,534)(a)—100.0%	444,180,262
	Liabilities in excess of other assets—(0.0%)	(85,631)
	Net Assets—100.0%	$444,094,631

*Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $6,724,728 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,677,281 and aggregate gross unrealized depreciation of $11,952,553.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$426,027,079	95.9%
Netherlands	18,153,183	4.1
Total investments	444,180,262	100.0
Liabilities in excess of other assets	(85,631)	(0.0)
Net Assets	$444,094,631	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Staples—7.7%
139,288	Altria Group, Inc.	$9,258,474
70,244	General Mills, Inc.	3,906,971
90,070	H.J. Heinz Co.	3,941,463
59,500	Kimberly-Clark Corp.	4,002,565
		21,109,473
	Energy—10.4%
121,517	Chevron Corp.	10,360,540
118,055	Exxon Mobil Corp.	10,050,022
70,654	Marathon Oil Corp.	3,900,101
76,877	Occidental Petroleum Corp.	4,360,463
		28,671,126
	Financials—40.3%
68,893	ACE Ltd. (Cayman Islands)	3,976,504
80,788	AFLAC, Inc.	4,210,671
68,812	Allstate (The) Corp.	3,657,358
137,021	American International Group, Inc.	8,794,008
192,555	Bank of America Corp.	9,130,957
78,258	Chubb (The) Corp.	3,944,986
178,858	Citigroup, Inc.	8,329,417
119,374	Genworth Financial, Inc., Class A	3,643,294
44,339	Goldman Sachs Group (The), Inc.	8,350,807
40,942	Hartford Financial Services Group (The), Inc.	3,761,342
190,913	JPMorgan Chase & Co.	8,402,081
58,206	Lincoln National Corp.	3,510,986
82,928	Loews Corp.	3,930,787
62,401	MetLife, Inc.	3,757,788
140,948	Morgan Stanley	9,002,349
57,330	PNC Financial Services Group, Inc.	3,821,045
185,805	Progressive (The) Corp.	3,898,189
42,095	Prudential Financial, Inc.	3,730,880
77,427	Travelers (The) Cos., Inc.	3,931,743
272,869	Wells Fargo & Co.	9,214,785
		110,999,977
	Health Care—9.2%
76,780	CIGNA Corp.	3,964,919
156,018	Johnson & Johnson	9,439,090
358,108	Pfizer, Inc.	8,419,119
73,214	Wyeth	3,552,343
		25,375,471

	Industrials—7.7%
36,919	Deere & Co.	$4,445,786
53,578	General Dynamics Corp.	4,209,088
43,555	Lockheed Martin Corp.	4,289,296
56,307	Northrop Grumman Corp.	4,284,963
108,506	Waste Management, Inc.	4,126,483
		21,355,616
	Information Technology—3.8%
93,732	International Business Machines Corp.	10,371,446

	Materials—4.0%
82,106	E.I. du Pont de Nemours & Co.	3,836,813
108,477	International Paper Co.	4,021,243
64,282	Nucor Corp.	3,226,956
		11,085,012
	Telecommunication Services—7.0%
241,872	AT&T, Inc.	9,471,708
231,970	Verizon Communications, Inc.	9,886,561
		19,358,269
	Utilities—9.8%
220,175	Duke Energy Corp.	3,749,580
74,438	Edison International	3,937,026
38,096	Entergy Corp.	3,808,076
61,646	FirstEnergy Corp.	3,744,995
67,517	FPL Group, Inc.	3,897,756
86,069	PG&E Corp.	3,684,614
48,909	Public Service Enterprise Group, Inc.	4,213,510
		27,035,557
	Total Investments (Cost $276,097,908)(a)—99.9%	275,361,947
	Other assets less liabilities—0.1%	213,621
	Net Assets—100.0%	$275,575,568

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $735,961 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $13,125,429 and aggregate gross unrealized depreciation of $13,861,390.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$271,385,443	98.5%
Cayman Islands	3,976,504	1.4
Total investments	275,361,947	99.9

Other assets less liabilities	213,621	0.1
Net Assets	$275,575,568	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—13.1%
40,926	Big Lots, Inc.*	$1,058,346
55,651	Burger King Holdings, Inc.	1,351,763
40,481	DeVry, Inc.	1,311,584
38,329	GameStop Corp., Class A*	1,546,575
128,324	Garmin Ltd. (Cayman Islands)	10,766,383
76,165	Gentex Corp.	1,503,497
12,162	ITT Educational Services, Inc.*	1,285,037
50,733	Marvel Entertainment, Inc.*	1,229,261
24,925	Phillips-Van Heusen Corp.	1,297,596
83,617	Polo Ralph Lauren Corp.	7,471,179
42,521	Ross Stores, Inc.	1,230,133
54,982	Tempur-Pedic International, Inc.	1,712,689
		31,764,043
	Consumer Staples—0.5%
27,348	NBTY, Inc.*	1,190,732

	Energy—5.2%
19,895	Cameron International Corp.*	1,551,810
129,751	ENSCO International, Inc.	7,923,893
18,334	FMC Technologies, Inc.*	1,677,928
58,423	Global Industries Ltd.*	1,513,156
		12,666,787
	Financials—5.1%
3,921	Alleghany Corp.*	1,646,820
53,499	Brown & Brown, Inc.	1,374,924
45,948	SEI Investments Co.	1,252,542
157,399	T. Rowe Price Group, Inc.	8,205,211
		12,479,497
	Health Care—14.8%
147,727	AmerisourceBergen Corp.	6,959,419
91,612	C.R. Bard, Inc.	7,188,794
23,960	Cerner Corp.*	1,266,765
25,484	Dade Behring Holdings, Inc.	1,907,477
38,168	DENTSPLY International, Inc.	1,392,750
155,484	Express Scripts, Inc.*	7,794,414
26,186	Henry Schein, Inc.*	1,422,947
69,704	Mylan Laboratories, Inc.	1,117,355
24,094	Pediatrix Medical Group, Inc.*	1,300,112
31,533	Respironics, Inc.*	1,442,635
23,163	Techne Corp.*	1,303,150
22,623	Waters Corp.*	1,318,016

15,027	WellCare Health Plans, Inc.*	$1,521,634
		35,935,468
	Industrials—15.2%
37,508	AMETEK, Inc.	1,463,562
76,412	Fluor Corp.	8,826,350
24,891	Jacobs Engineering Group, Inc.*	1,534,032
18,309	Manitowoc (The) Co., Inc.	1,422,060
14,712	Manpower, Inc.	1,162,984
18,619	McDermott International, Inc. (Panama)*	1,544,260
31,229	Pall Corp.	1,296,628
67,093	Precision Castparts Corp.	9,195,768
47,301	Quanta Services, Inc.*	1,344,767
39,888	Robert Half International, Inc.	1,355,793
111,499	Rockwell Collins, Inc.	7,659,981
		36,806,185
	Information Technology—35.2%
216,180	Analog Devices, Inc.	7,663,581
255,456	Atmel Corp.*	1,376,908
171,476	Autodesk, Inc.*	7,265,438
109,044	BEA Systems, Inc.*	1,349,965
43,074	BMC Software, Inc.*	1,237,085
149,546	Brocade Communications Systems, Inc.*	1,052,804
41,541	Ceridian Corp.*	1,408,240
101,849	Cognizant Technology Solutions Corp., Class A*	8,247,732
42,470	Dolby Laboratories, Inc., Class A*	1,412,552
21,814	FactSet Research Systems, Inc.	1,439,506
33,778	FLIR Systems, Inc.*	1,474,410
27,952	Harris Corp.	1,534,006
254,663	Intuit, Inc.*	7,293,548
52,906	Jack Henry & Associates, Inc.	1,270,802
143,675	KLA-Tencor Corp.	8,159,303
39,135	McAfee, Inc.*	1,403,381
135,429	MEMC Electronic Materials, Inc.*	8,304,506
13,917	Mettler Toledo International, Inc.*	1,324,342
229,092	NVIDIA Corp.*	10,483,249
192,441	Paychex, Inc.	7,963,209
51,460	Synopsys, Inc.*	1,258,712
41,247	Total System Services, Inc.	1,160,278
50,340	VeriSign, Inc.*	1,494,595
		85,578,152
	Materials—4.1%
33,648	Albemarle Corp.	1,353,659
69,436	Allegheny Technologies, Inc.	7,285,920
52,581	Nalco Holding Co.	1,211,466
		9,851,045
	Telecommunication Services—0.6%
22,871	Telephone & Data Systems, Inc.	1,518,634

	Utilities—6.1%
148,838	Allegheny Energy, Inc.*	$7,773,808
184,001	NRG Energy, Inc.*	7,093,239
		14,867,047
	Total Investments (Cost $225,584,065)(a)—99.9%	242,657,590
	Other assets less liabilities—0.1%	249,947
	Net Assets—100.0%	$242,907,537

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $17,073,525 based on cost for Federal income tax purposes. This consisted of  aggregate gross unrealized appreciation of $22,562,692 and aggregate gross unrealized depreciation of $5,489,167.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$230,346,947	94.8%
Cayman Islands	10,766,383	4.4
Panama	1,544,260	0.7
Total investments	242,657,590	99.9
Other assets less liabilities	249,947	0.1
Net Assets	$242,907,537	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—16.4%
32,214	AutoZone, Inc.*	$4,085,057
7,856	Black & Decker Corp.	680,094
8,849	BorgWarner, Inc.	764,996
16,063	Darden Restaurants, Inc.	683,802
20,658	Dillard’s, Inc., Class A	617,468
81,893	Genuine Parts Co.	3,896,469
11,880	Meredith Corp.	671,101
130,243	Newell Rubbermaid, Inc.	3,444,927
10,882	Sherwin-Williams (The) Co.	758,367
17,479	TRW Automotive Holdings Corp.*	574,535
44,379	VF Corp.	3,807,274
		19,984,090
	Consumer Staples—8.3%
19,544	BJ’s Wholesale Club, Inc.*	663,714
159,478	ConAgra Foods, Inc.	4,042,768
12,667	J.M. Smucker (The) Co.	706,945
9,351	Loews Corp. - Carolina Group	708,712
74,772	UST, Inc.	4,004,041
		10,126,180
	Energy—0.5%
12,155	Tesoro Corp.	605,319

	Financials—35.1%
9,625	A.G. Edwards, Inc.	778,278
45,248	AMBAC Financial Group, Inc.	3,038,403
20,681	American Financial Group, Inc.	580,929
66,594	Ameriprise Financial, Inc.	4,013,620
96,311	AON Corp.	3,856,292
10,223	Arch Capital Group Ltd. (Bermuda)*	712,134
12,322	Assurant, Inc.	624,972
13,537	Bank of Hawaii Corp.	650,047
84,029	CNA Financial Corp.	3,488,884
65,339	Comerica, Inc.	3,440,752
6,853	Everest Re Group Ltd. (Bermuda)	673,307
19,465	Federated Investors, Inc., Class B	700,935
13,697	First American Corp.	634,034
1,490	Markel Corp.*	693,595
12,029	Nationwide Financial Services, Inc., Class A	684,570
16,923	Odyssey Re Holdings Corp.	595,690
33,908	Old Republic International Corp.	622,551
14,779	PMI Group (The), Inc.	503,521
14,546	Protective Life Corp.	625,769
11,954	Reinsurance Group of America, Inc.	637,268
11,500	Safeco Corp.	672,405
14,770	StanCorp Financial Group, Inc.	693,599
124,422	Synovus Financial Corp.	3,478,839
10,505	Torchmark Corp.	646,478

10,208	Transatlantic Holdings, Inc.	$746,715
154,482	Unum Group	3,753,913
22,228	W.R. Berkley Corp.	653,948
16,243	Willis Group Holdings Ltd. (Bermuda)	659,303
51,133	XL Capital Ltd., Class A (Cayman Islands)	3,981,215
		42,841,966
	Health Care—4.2%
68,835	Coventry Health Care, Inc.*	3,841,681
10,993	Hillenbrand Industries, Inc.	692,999
34,227	King Pharmaceuticals, Inc.*	582,201
		5,116,881
	Industrials—20.6%
79,092	Cooper Industries Ltd., Class A (Bermuda)	4,185,549
46,640	Cummins Inc.	5,536,168
44,245	Eaton Corp.	4,299,729
41,537	Parker Hannifin Corp.	4,098,871
85,557	Pitney Bowes, Inc.	3,944,178
24,754	Republic Services, Inc.	790,890
8,530	SPX Corp.	800,711
9,372	Teleflex, Inc.	716,302
8,500	W.W. Grainger, Inc.	742,560
		25,114,958
	Information Technology—4.5%
53,255	Avaya, Inc.*	880,838
64,768	Compuware Corp.*	604,285
78,036	NCR Corp.*	4,075,040
		5,560,163
	Materials—7.7%
5,435	Carpenter Technology Corp.	645,080
19,912	Celanese Corp., Series A	746,700
9,317	Cleveland-Cliffs, Inc.	645,389
8,686	FMC Corp.	774,183
39,097	Hercules, Inc.	811,654
11,421	Lubrizol Corp.	715,640
16,747	Sigma-Aldrich Corp.	758,974
16,863	Sonoco Products Co.	618,366
37,585	United States Steel Corp.	3,694,229
		9,410,215
	Telecommunication Services—0.6%
14,998	CenturyTel, Inc.	687,958

	Utilities—2.1%
17,154	Alliant Energy Corp.	633,840
12,606	Energen Corp.	666,983
15,365	Nicor, Inc.	605,535
13,970	ONEOK, Inc.	708,978
		2,615,336

Total Investments (Cost $121,059,183) (a) —100.0%	$122,063,066
Other assets less liabilities—0.0%	34,815
Net Assets—100.0%	$122,097,881

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,003,883 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,531,794 and aggregate gross unrealized depreciation of $5,527,911.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$111,851,558	91.6%
Bermuda	6,230,293	5.1
Cayman Islands	3,981,215	3.3
Total investments	122,063,066	100.0
Other assets less liabilities	34,815	0.0
Net Assets	$122,097,881	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—18.1%
31,723	Aeropostale, Inc.*	$1,208,012
5,279	Arbitron, Inc.	262,894
60,280	Blockbuster, Inc., Class A*	258,601
4,926	Blue Nile, Inc.*	372,455
3,216	Deckers Outdoor Corp.*	331,570
38,453	DSW, Inc., Class A*	1,278,178
48,318	Fossil, Inc.*	1,234,525
328,932	Gemstar-TV Guide International, Inc.*	1,888,069
9,189	Hibbett Sports, Inc.*	235,514
9,013	Jo-Ann Stores, Inc.*	214,600
14,721	Knology, Inc.*	228,470
13,625	PEP Boys-Manny, Moe & Jack	230,671
8,301	Skechers U.S.A., Inc., Class A*	172,578
12,002	Strayer Education, Inc.	1,818,662
16,987	Triarc Cos., Inc., Class B	243,084
6,464	Tween Brands, Inc.*	247,313
11,481	Universal Technical Institute, Inc.*	248,334
9,480	WMS Industries, Inc.*	247,333
6,838	Zumiez, Inc.*	252,938
		10,973,801
	Consumer Staples—2.4%
27,729	Alliance One International, Inc.*	239,856
25,386	Longs Drug Stores Corp.	1,227,667
		1,467,523
	Energy—4.1%
30,705	Dril-Quip, Inc.*	1,473,533
61,216	USEC, Inc.*	1,027,817
		2,501,350
	Financials—5.9%
19,658	GFI Group, Inc.*	1,464,915
89,195	NewAlliance Bancshares, Inc.	1,205,024
10,251	Penson Worldwide, Inc.*	180,930
4,952	Portfolio Recovery Associates, Inc.	258,742
12,276	SWS Group, Inc.	216,671
8,631	Tower Group, Inc.	228,722
		3,555,004
	Health Care—30.7%
3,723	Dionex Corp.*	253,201
7,729	Emergency Medical Services Corp., Class A*	301,508

14,121	GTx, Inc.*	$217,040
37,558	Incyte Corp.*	199,809
7,087	inVentiv Health, Inc.*	251,447
33,231	Inverness Medical Innovations, Inc.*	1,608,712
10,005	KV Pharmaceutical Co., Class A*	273,537
5,866	LCA-Vision, Inc.	208,302
90,698	Medarex, Inc.*	1,284,284
8,124	MedCath Corp.*	246,076
36,077	Mentor Corp.	1,419,630
12,686	Meridian Bioscience, Inc.	283,278
6,911	Myriad Genetics, Inc.*	258,333
11,743	Omnicell, Inc.*	280,423
39,146	OSI Pharmaceuticals, Inc.*	1,262,067
14,227	PSS World Medical, Inc.*	245,131
63,239	Regeneron Pharmaceuticals, Inc.*	941,629
11,301	Sciele Pharma, Inc.*	262,070
37,433	Sunrise Senior Living, Inc.*	1,488,336
7,196	SurModics, Inc.*	330,081
94,163	Valeant Pharmaceuticals International	1,477,417
25,114	Varian, Inc.*	1,510,355
28,552	Ventana Medical Systems, Inc.*	2,379,523
29,342	West Pharmaceutical Services, Inc.	1,357,948
10,580	Wright Medical Group, Inc.*	256,142
		18,596,279
	Industrials—18.4%
7,578	Administaff, Inc.	247,801
11,267	Apogee Enterprises, Inc.	290,238
5,036	CRA International, Inc.*	240,167
9,605	Healthcare Services Group, Inc.	266,251
5,643	Heidrick & Struggles International, Inc.*	303,255
63,991	Hexcel Corp.*	1,391,164
9,832	Houston Wire & Cable Co.	253,371
7,379	Hub Group, Inc., Class A*	251,034
4,062	Huron Consulting Group, Inc.*	275,932
38,260	Kirby Corp.*	1,549,912
11,026	Knoll, Inc.	218,425
4,371	Middleby (The) Corp.*	271,046
13,007	Orbital Sciences Corp.*	275,618
7,136	RBC Bearings, Inc.*	272,667
8,388	Resources Connection, Inc.	272,358
22,541	Valmont Industries, Inc.	1,703,873
37,461	Wabtec Corp.	1,529,907
26,800	Woodward Governor Co.	1,547,700
		11,160,719
	Information Technology—18.9%
11,525	Advanced Energy Industries, Inc.*	204,108
8,324	Ansoft Corp.*	210,514
95,524	Arris Group, Inc.*	1,415,666
18,031	Aspen Technology, Inc.*	223,584
6,653	Blackboard, Inc.*	294,262
18,845	C-COR, Inc.*	253,465
6,047	Comtech Telecommunications Corp.*	262,863

7,848	DealerTrack Holdings, Inc.*	$282,999
9,158	Dycom Industries, Inc.*	255,966
17,947	Informatica Corp.*	250,181
46,155	InterDigital, Inc.*	1,290,032
18,506	Interwoven, Inc.*	256,308
8,497	j2 Global Communications, Inc.*	277,342
9,333	Manhattan Associates, Inc.*	260,111
21,870	Micrel, Inc.	226,355
7,676	NETGEAR, Inc.*	212,318
86,232	Quest Software, Inc.*	1,276,234
179,270	Sonus Networks, Inc.*	1,226,207
14,062	Sykes Enterprises, Inc.*	235,398
7,758	Syntel, Inc.	279,366
34,056	Tessera Technologies, Inc.*	1,400,723
12,734	VASCO Data Security International, Inc.*	337,069
8,440	ViaSat, Inc.*	241,637
12,095	Websense, Inc.*	241,416
		11,414,124
	Materials—1.1%
5,038	Brush Engineered Materials, Inc.*	190,789
9,042	Innospec, Inc.	248,926
19,693	Wausau Paper Corp.	220,365
		660,080
	Telecommunication Services—0.5%
10,798	NTELOS Holdings Corp.	289,386

	Total Investments (Cost $61,038,168)(a)—100.1%	60,618,266
	Liabilities in excess of other assets—(0.1%)	(43,999)
	Net Assets—100.0%	$60,574,267

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $419,902 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,132,663 and aggregate gross unrealized depreciation of $4,552,565.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—16.6%
18,609	Aftermarket Technology Corp.*	$564,783
19,354	Blyth, Inc.	431,981
14,880	Bob Evans Farms, Inc.	482,856
14,594	Buckle (The), Inc.	510,060
12,657	CBRL Group, Inc.	486,409
14,466	CEC Entertainment, Inc.*	426,892
20,718	Helen of Troy Ltd. (Bermuda)*	460,147
9,744	IHOP Corp.	635,601
40,523	Journal Communications, Inc., Class A	429,139
89,270	Payless ShoeSource, Inc.*	2,376,367
77,833	Regis Corp.	2,713,258
20,529	Ruby Tuesday, Inc.	456,770
35,978	Sinclair Broadcast Group, Inc., Class A	469,153
76,584	Speedway Motorsports, Inc.	2,831,311
75,948	Stewart Enterprises, Inc., Class A	532,395
116,630	Timberland Co., Class A*	2,772,295
108,705	Tupperware Brands Corp.	2,827,417
19,142	Wolverine World Wide, Inc.	517,983
		19,924,817
	Consumer Staples—3.1%
23,298	Fresh Del Monte Produce, Inc. (Cayman Islands)	597,594
12,911	Lancaster Colony Corp.	499,914
48,658	Universal Corp.	2,686,408
		3,783,916
	Energy—3.8%
11,190	GulfMark Offshore, Inc.*	525,706
82,010	Oil States International, Inc.*	3,587,118
50,563	Parker Drilling Co.*	476,303
		4,589,127
	Financials—38.1%
32,746	Advance America Cash Advance Centers, Inc.	480,384
17,802	Advanta Corp., Class B	456,799
33,668	Alfa Corp.	596,260
18,777	AMCORE Financial, Inc.	453,465
17,875	Argonaut Group, Inc.	492,099
13,007	BancFirst Corp.	525,613
122,621	BancorpSouth, Inc.	2,863,200
20,912	Chemical Financial Corp.	455,463
19,373	Chittenden Corp.	648,027
14,627	City Holding Co.	480,497
28,175	CNA Surety Corp.*	476,158
71,379	Delphi Financial Group, Inc., Class A	2,867,294
42,078	Downey Financial Corp.	2,238,129
27,338	Employers Holdings, Inc.	502,472
14,450	FBL Financial Group, Inc., Class A	508,496
44,474	First BanCorp	409,161
16,407	First Citizens BancShares, Inc. Class A	2,948,009
13,944	First Financial Bankshares, Inc.	505,331

41,028	First Niagara Financial Group, Inc.	$527,620
11,393	GAMCO Investors, Inc., Class A	591,752
18,499	Harleysville Group, Inc.	518,157
13,138	Hilb Rogal & Hobbs Co.	568,875
25,652	Horace Mann Educators Corp.	457,375
10,574	Infinity Property & Casualty Corp.	465,679
116,187	International Bancshares Corp.	2,559,600
100,023	IPC Holdings Ltd. (Bermuda)	2,481,571
12,908	Midland Co.	613,388
2,222	National Western Life Insurance Co., Class A	523,770
11,387	Navigators Group, Inc.*	595,654
20,080	Northwest Bancorp, Inc.	527,301
40,032	Ocwen Financial Corp.*	433,947
196,005	Phoenix (The) Cos., Inc.	2,702,909
54,605	ProAssurance Corp.*	2,696,395
9,846	RLI Corp.	571,068
13,424	Safety Insurance Group, Inc.	447,019
20,756	Selective Insurance Group, Inc.	425,913
21,021	Trustmark Corp.	526,156
79,513	UMB Financial Corp.	2,969,014
22,495	United America Indemnity Ltd., Class A (Cayman Islands)*	483,193
14,899	United Fire & Casualty Co.	512,824
122,769	Washington Federal, Inc.	2,765,986
18,134	WesBanco, Inc.	399,855
63,476	Zenith National Insurance Corp.	2,561,891
		45,833,769
	Health Care—2.7%
19,488	Apria Healthcare Group, Inc.*	510,975
17,280	Kindred Healthcare, Inc.*	462,758
76,051	LifePoint Hospitals, Inc.*	2,247,308
		3,221,041
	Industrials—17.7%
20,284	Applied Industrial Technologies, Inc.	575,863
8,609	Cascade Corp.	583,604
46,062	Ceradyne, Inc.*	3,437,607
71,781	Deluxe Corp.	2,710,451
23,533	Ennis, Inc.	474,896
15,015	G&K Services, Inc., Class A	559,459
74,511	Gardner Denver, Inc.*	3,098,912
186,779	Heartland Express, Inc.	2,784,875
212,350	IKON Office Solutions, Inc.	2,943,171
23,883	Labor Ready, Inc.*	562,683
18,771	McGrath Rentcorp.	561,628
46,334	United Stationers, Inc.*	2,953,329
		21,246,478
	Information Technology—7.2%
24,824	Agilysys, Inc.	476,869
235,821	CMGI, Inc.*	372,597
20,612	CSG Systems International, Inc.*	515,712
24,391	Komag, Inc.*	780,756
17,578	ManTech International Corp., Class A*	574,097
186,210	Palm, Inc.*	2,778,254
160,826	SAIC, Inc.*	2,695,444
34,370	United Online, Inc.	485,304
		8,679,033

	Materials—7.5%
21,414	H.B. Fuller Co.	$591,669
28,490	Headwaters, Inc.*	459,544
11,553	Metal Management, Inc.	485,342
64,603	Quanex Corp.	2,911,011
21,512	Sensient Technologies Corp.	546,405
162,884	Terra Industries, Inc.*	3,995,544
		8,989,515
	Telecommunication Services—0.4%
45,891	Premiere Global Services, Inc.*	534,171

	Utilities—2.9%
11,252	Northwest Natural Gas Co.	468,871
14,594	South Jersey Industries, Inc.	478,245
81,118	Southwest Gas Corp.	2,521,148
		3,468,264
	Total Common Stocks (Cost $128,713,217)	120,270,131

	Money Market Fund—0.0%
45,347	Liquid Assets Portfolio Private Class** (Cost $45,347)	45,347

	Total Investments (Cost $128,758,564)(a)—100.0%	120,315,478
	Liabilities in excess of other assets—(0.0%)	(14,366)
	Net Assets—100.0%	$120,301,112

	*	Non-income producing security.
	**	Affiliated investment.

	(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At July 31, 2007, net unrealized depreciation was $8,443,086 based on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $3,177,787 and aggregate gross unrealized depreciation of $11,620,873.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$116,292,973	96.7%
Bermuda	2,941,718	2.4
Cayman Islands	1,080,787	0.9
Total investments	120,315,478	100.0
Liabilities in excess of other assets	(14,366)	(0.0)
Net Assets	$120,301,112	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.3%
	Consumer Discretionary—8.5%
1,618	Coach, Inc.*	$73,554
3,396	DIRECTV Group (The), Inc.*	76,104
994	J.C. Penney Co., Inc.	67,632
1,071	Kohl’s Corp.*	65,117
1,547	McDonald’s Corp.	74,055
1,451	NIKE, Inc., Class B	81,909
1,504	Omnicom Group, Inc.	78,012
439	Sears Holdings Corp.*	60,051
1,169	Starwood Hotels & Resorts Worldwide, Inc.	73,600
5,198	Walt Disney (The) Co.	171,534
2,340	Yum! Brands, Inc.	74,974
		896,542
	Consumer Staples—8.3%
2,596	Altria Group, Inc.	172,557
2,127	Avon Products, Inc.	76,593
1,183	Colgate-Palmolive Co.	78,078
1,309	General Mills, Inc.	72,807
1,679	H.J. Heinz Co.	73,473
1,472	Kellogg Co.	76,264
1,109	Kimberly-Clark Corp.	74,602
2,665	Kroger (The) Co.	69,183
2,919	Procter & Gamble (The) Co.	180,569
		874,126
	Energy—6.9%
2,265	Chevron Corp.	193,114
2,405	ConocoPhillips	194,420
2,201	Exxon Mobil Corp.	187,371
1,433	Occidental Petroleum Corp.	81,280
1,054	Valero Energy Corp.	70,628
		726,813
	Financials—20.4%
1,284	ACE Ltd. (Cayman Islands)	74,112
1,506	AFLAC, Inc.	78,493
1,283	Allstate (The) Corp.	68,191
2,888	American Express Co.	169,064
2,554	American International Group, Inc.	163,916
3,589	Bank of America Corp.	170,189
1,870	Bank of New York Mellon (The), Corp.	79,569
1,459	Chubb (The) Corp.	73,548
588	Franklin Resources, Inc.	74,894
815	Goldman Sachs Group (The), Inc.	153,497

763	Hartford Financial Services Group (The), Inc.	$70,097
3,559	JPMorgan Chase & Co.	156,632
1,085	Lincoln National Corp.	65,447
1,546	Loews Corp.	73,280
2,001	Merrill Lynch & Co., Inc.	148,474
1,163	MetLife, Inc.	70,036
2,636	Morgan Stanley	168,361
1,291	Principal Financial Group, Inc.	72,799
3,463	Progressive (The) Corp.	72,654
785	Prudential Financial, Inc.	69,575
1,443	Travelers (The) Cos., Inc.	73,276
		2,146,104
	Health Care—14.7%
1,502	Aetna, Inc.	72,201
1,382	Baxter International, Inc.	72,693
1,021	Becton, Dickinson & Co.	77,964
1,431	CIGNA Corp.	73,897
3,096	Eli Lilly & Co.	167,462
1,263	McKesson Corp.	72,951
1,002	Medco Health Solutions, Inc.*	81,433
1,483	Medtronic, Inc.	75,144
3,422	Merck & Co., Inc.	169,901
6,675	Pfizer, Inc.	156,929
2,403	Schering-Plough Corp.	68,582
3,377	UnitedHealth Group, Inc.	163,548
938	WellPoint, Inc.*	70,463
3,184	Wyeth	154,488
878	Zimmer Holdings, Inc.*	68,273
		1,545,929
	Industrials—12.3%
902	3M Co.	80,206
1,870	Boeing Co.	193,414
688	Deere & Co.	82,849
999	General Dynamics Corp.	78,481
1,383	Honeywell International, Inc.	79,536
812	Lockheed Martin Corp.	79,966
1,050	Northrop Grumman Corp.	79,905
923	PACCAR, Inc.	75,520
1,452	Raytheon Co.	80,383
2,585	United Parcel Service, Inc., Class B	195,736
2,678	United Technologies Corp.	195,414
2,022	Waste Management, Inc.	76,897
		1,298,307
	Information Technology—14.8%
1,617	Apple, Inc.*	213,056
7,201	Cisco Systems, Inc.*	208,180
2,412	eBay, Inc.*	78,149
2,771	Electronic Data Systems Corp.	74,789
4,028	Hewlett-Packard Co.	185,409
1,747	International Business Machines Corp.	193,306

6,029	Microsoft Corp.	$174,781
9,551	Oracle Corp.*	182,615
4,240	QUALCOMM, Inc.	176,596
4,211	Xerox Corp.*	73,524
		1,560,405
	Materials—3.8%
1,005	Air Products & Chemicals, Inc.	86,802
1,530	E.I. du Pont de Nemours & Co.	71,497
2,022	International Paper Co.	74,956
1,198	Nucor Corp.	60,140
910	Southern Copper Corp.	102,565
		395,960
	Telecommunication Services—4.1%
1,148	ALLTEL Corp.	75,711
4,508	AT&T, Inc.	176,533
4,324	Verizon Communications, Inc.	184,289
		436,533
	Utilities—5.5%
3,399	AES (The) Corp.*	66,790
899	Constellation Energy Group, Inc.	75,336
1,388	Edison International	73,411
710	Entergy Corp.	70,972
1,149	FirstEnergy Corp.	69,802
1,258	FPL Group, Inc.	72,624
1,604	PG&E Corp.	68,667
912	Public Service Enterprise Group, Inc.	78,570
		576,172
	Total Common Stocks (Cost $10,307,340)	10,456,891

	Money Market Fund—0.4%
38,350	Liquid Assets Portfolio Private Class** (Cost $38,350)	38,350

	Total Investments (Cost $10,345,690)(a)—99.7%	10,495,241

	Other assets less liabilities—0.3%	30,692
	Net Assets—100.0%	$10,525,933

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $149,551 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $519,716 and aggregate gross unrealized depreciation of $370,165.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$10,421,129	99.0%
Cayman Islands	74,112	0.7
Total investments	10,495,241	99.7
Other assets less liabilities	30,692	0.3
Net Assets	$10,525,933	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—15.6%
1,002	Advance Auto Parts, Inc.	$34,840
1,792	AutoZone, Inc.*	227,244
947	Barnes & Noble, Inc.	31,772
1,210	Big Lots, Inc.*	31,291
437	Black & Decker (The) Corp.	37,831
492	BorgWarner, Inc.	42,533
837	Boyd Gaming Corp.	36,912
895	Darden Restaurants, Inc.	38,100
1,150	Dillard’s, Inc., Class A	34,374
975	Dollar Tree Stores, Inc.*	37,304
1,215	Family Dollar Stores, Inc.	35,988
4,558	Genuine Parts Co.	216,869
359	ITT Educational Services, Inc.*	37,932
1,499	Marvel Entertainment, Inc.*	36,321
817	Men’s Wearhouse (The), Inc.	40,360
662	Meredith Corp.	37,396
7,248	Newell Rubbermaid, Inc.	191,710
4,397	Nordstrom, Inc.	209,209
50	NVR, Inc.*	28,924
2,470	Polo Ralph Lauren Corp.	220,694
3,404	Sherwin-Williams (The) Co.	237,224
1,625	Tempur-Pedic International, Inc.	50,619
972	TRW Automotive Holdings Corp.*	31,950
2,470	VF Corp.	211,901
		2,139,298
	Consumer Staples—5.8%
1,087	BJ’s Wholesale Club, Inc.*	36,915
3,422	Clorox (The) Co.	206,894
990	Corn Products International, Inc.	44,174
4,819	Estee Lauder (The) Cos., Inc., Class A	216,951
705	J.M. Smucker (The) Co.	39,346
2,927	Carolina Group	221,838
808	NBTY, Inc.*	35,180
		801,298
	Energy—2.1%
1,727	Global Industries Ltd.*	44,729
3,802	Tesoro Corp.	189,340
950	Western Refining, Inc.	52,725
		286,794

	Financials—24.2%
536	A.G. Edwards, Inc.	$43,341
116	Alleghany Corp.*	48,720
2,519	AMBAC Financial Group, Inc.	169,151
1,151	American Financial Group, Inc.	32,332
3,707	Ameriprise Financial, Inc.	223,421
5,359	Aon Corp.	214,574
568	Arch Capital Group Ltd. (Bermuda)*	39,567
686	Assurant, Inc.	34,794
755	Bank of Hawaii Corp.	36,255
532	City National Corp.	37,660
4,677	CNA Financial Corp.	194,189
1,182	Commerce Group (The), Inc.	33,959
380	Everest Re Group Ltd. (Bermuda)	37,335
1,085	Federated Investors, Inc., Class B	39,071
762	First American Corp.	35,273
840	Hanover Insurance Group (The), Inc.	36,868
1,240	HCC Insurance Holdings, Inc.	36,307
6,376	KeyCorp	221,183
83	Markel Corp.*	38,637
3,763	Nationwide Financial Services, Inc., Class A	214,152
3,528	Northern Trust Corp.	220,359
940	Odyssey Re Holdings Corp.	33,088
1,887	Old Republic International Corp.	34,645
983	Philadelphia Consolidated Holding Corp.*	35,526
821	PMI Group (The), Inc.	27,971
810	Protective Life Corp.	34,846
665	Reinsurance Group of America, Inc.	35,451
641	Safeco Corp.	37,479
1,358	SEI Investments Co.	37,019
822	StanCorp Financial Group, Inc.	38,601
6,925	Synovus Financial Corp.	193,623
4,649	T. Rowe Price Group, Inc.	242,353
585	Torchmark Corp.	36,001
567	Transatlantic Holdings, Inc.	41,476
8,597	Unum Group	208,907
1,238	W.R. Berkley Corp.	36,422
904	Willis Group Holdings Ltd. (Bermuda)	36,693
2,845	XL Capital Ltd., Class A (Cayman Islands)	221,512
		3,318,761
	Health Care—8.9%
2,706	C.R. Bard, Inc.	212,340
3,830	Coventry Health Care, Inc.*	213,752
752	Dade Behring Holdings, Inc.	56,287
4,592	Express Scripts, Inc.*	230,197
705	Health Net, Inc.*	34,926
612	Hillenbrand Industries, Inc.	38,580
1,905	King Pharmaceuticals, Inc.*	32,404
2,897	Laboratory Corp. of America Holdings*	213,943
1,029	Lincare Holdings, Inc.*	36,725
2,060	Mylan Laboratories, Inc.	33,022
712	Pediatrix Medical Group, Inc.*	38,420
684	Techne Corp.*	38,482
669	Waters Corp.*	38,976
		1,218,054

	Industrials—16.9%
4,401	Cooper Industries Ltd., Class A (Bermuda)	$232,901
940	Crane Co.	43,108
2,462	Eaton Corp.	239,257
982	Equifax, Inc.	39,732
3,436	ITT Corp.	216,056
550	Kennametal, Inc.	42,163
541	Manitowoc (The) Co., Inc.	42,019
434	Manpower, Inc.	34,308
2,310	Parker Hannifin Corp.	227,951
1,981	Precision Castparts Corp.	271,516
1,377	Republic Services, Inc.	43,995
3,293	Rockwell Collins, Inc.	226,229
475	SPX Corp.	44,588
520	Teleflex, Inc.	39,744
2,812	Terex Corp.*	242,535
2,141	Textron, Inc.	241,697
1,197	Timken (The) Co.	39,980
473	W.W. Grainger, Inc.	41,321
		2,309,100
	Information Technology—14.1%
2,877	Amkor Technology, Inc.*	35,560
6,384	Analog Devices, Inc.	226,313
7,545	Atmel Corp.*	40,668
1,273	BMC Software, Inc.*	36,561
4,418	Brocade Communications Systems, Inc.*	31,103
3,604	Compuware Corp.*	33,625
1,562	Convergys Corp.*	29,756
1,256	Dolby Laboratories, Inc., Class A*	41,775
491	DST Systems, Inc.*	37,252
646	FactSet Research Systems, Inc.	42,630
4,238	Fiserv, Inc.*	209,442
825	Harris Corp.	45,276
7,521	Intuit, Inc.*	215,401
1,562	Jack Henry & Associates, Inc.	37,519
4,244	KLA-Tencor Corp.	241,016
1,155	McAfee, Inc.*	41,418
3,999	MEMC Electronic Materials, Inc.*	245,218
410	Mettler Toledo International, Inc.*	39,016
4,343	NCR Corp.*	226,791
1,521	Synopsys, Inc.*	37,204
1,218	Total System Services, Inc.	34,262
		1,927,806
	Materials—9.2%
1,210	AK Steel Holding Corp.*	48,364
994	Albemarle Corp.	39,989
2,051	Allegheny Technologies, Inc.	215,211
747	Ball Corp.	38,299
302	Carpenter Technology Corp.	35,844

1,110	Celanese Corp., Series A	$41,625
518	Cleveland-Cliffs, Inc.	35,882
613	Eastman Chemical Co.	42,187
484	FMC Corp.	43,139
2,177	Hercules, Inc.	45,195
637	Lubrizol (The) Corp.	39,914
1,597	Packaging Corp. of America	40,755
1,200	Pactiv Corp.*	37,932
4,319	Rohm & Haas Co.	244,110
1,260	Sealed Air Corp.	34,335
933	Sigma-Aldrich Corp.	42,284
938	Sonoco Products Co.	34,396
2,091	United States Steel Corp.	205,524
		1,264,985
	Telecommunication Services—0.6%
835	CenturyTel, Inc.	38,301
674	Telephone & Data Systems, Inc.	44,754
		83,055
	Utilities—2.7%
970	AGL Resources, Inc.	36,569
955	Alliant Energy Corp.	35,287
700	Energen Corp.	37,037
4,927	Mirant Corp.*	186,388
855	Nicor, Inc.	33,696
777	ONEOK, Inc.	39,433
		368,410
	Total Common Stocks (Cost $13,793,557)	13,717,561

	Money Market Fund—0.3%
40,667	Liquid Assets Portfolio Private Class** (Cost $40,667)	40,667

	Total Investments (Cost $13,834,224)(a)—100.4%	13,758,228
	Liabilities in excess of other assets—(0.4%)	(53,023)
	Net Assets—100.0%	$13,705,205

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $75,996 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $558,690 and aggregate gross unrealized depreciation of $634,686.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$13,190,220	96.3%
Bermuda	346,496	2.5
Cayman Islands	221,512	1.6
Total investments	13,758,228	100.4
Liabilities in excess of other assets	(53,023)	(0.4)
Net Assets	$13,705,205	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—18.1%
649	Aaron Rents, Inc.	$15,005
2,081	Aeropostale, Inc.*	79,244
581	Aftermarket Technology Corp.*	17,633
346	Arbitron, Inc.	17,231
216	Avatar Holdings, Inc.*	14,025
323	Blue Nile, Inc.*	24,422
604	Blyth, Inc.	13,481
464	Bob Evans Farms, Inc.	15,057
456	Buckle (The), Inc.	15,937
395	CBRL Group, Inc.	15,180
452	CEC Entertainment, Inc.*	13,339
667	Charlotte Russe Holding, Inc.*	11,853
211	Deckers Outdoor Corp.*	21,754
811	Dress Barn (The), Inc.*	14,752
3,170	Fossil, Inc.*	80,994
21,580	Gemstar-TV Guide International, Inc.*	123,868
340	Genesco, Inc.*	17,187
647	Helen of Troy Ltd. (Bermuda)*	14,370
304	IHOP Corp.	19,830
1,265	Journal Communications, Inc., Class A	13,396
966	Knology, Inc.*	14,992
1,894	Mediacom Communications Corp., Class A*	17,160
541	Movado Group, Inc.	15,278
1,464	New York & Co., Inc.*	14,274
565	Papa John’s International, Inc.*	15,498
2,787	Payless ShoeSource, Inc.*	74,190
894	PEP Boys-Manny, Moe & Jack	15,135
275	Pre-Paid Legal Services, Inc.*	14,493
2,430	Regis Corp.	84,710
641	Ruby Tuesday, Inc.	14,262
986	Select Comfort Corp.*	15,717
1,123	Sinclair Broadcast Group, Inc., Class A	14,644
2,391	Speedway Motorsports, Inc.	88,395
2,371	Stewart Enterprises, Inc., Class A	16,621
787	Strayer Education, Inc.	119,253
3,641	Timberland (The) Co., Class A*	86,547
3,393	Tupperware Brands Corp.	88,252
528	Warnaco Group (The), Inc.*	19,066
3,253	Wolverine World Wide, Inc.	88,026
449	Zumiez, Inc.*	16,609
		1,391,680
	Consumer Staples—1.5%
727	Fresh Del Monte Produce, Inc. (Cayman Islands)*	18,648
403	Lancaster Colony Corp.	15,604

1,519	Universal Corp.	$83,864
		118,116
	Energy—5.2%
3,404	Alliance Holdings GP LP	106,069
349	GulfMark Offshore, Inc.*	16,396
3,933	Mariner Energy, Inc.*	83,104
2,560	Oil States International, Inc.*	111,974
1,578	Parker Drilling Co.*	14,865
4,016	USEC, Inc.*	67,429
		399,837
	Financials—24.6%
1,022	Advance America Cash Advance Centers, Inc.	14,993
555	Advanta Corp., Class B	14,241
586	AMCORE Financial, Inc.	14,152
1,122	AmTrust Financial Services, Inc.	16,460
560	Argonaut Group, Inc.*	15,417
406	BancFirst Corp.	16,406
3,828	BancorpSouth, Inc.	89,384
605	Chittenden Corp.	20,237
457	City Holding Co.	15,012
879	CNA Surety Corp.*	14,855
2,228	Delphi Financial Group, Inc., Class A	89,499
1,313	Downey Financial Corp.	69,838
853	Employers Holdings, Inc.	15,678
451	FBL Financial Group, Inc., Class A	15,871
1,388	First BanCorp	12,770
512	First Citizens BancShares, Inc., Class A	91,996
2,603	First Midwest Bancorp, Inc.	85,613
1,281	First Niagara Financial Group, Inc.	16,474
350	GAMCO Investors, Inc., Class A	18,179
1,290	GFI Group, Inc.*	96,130
729	Great American Financial Resources, Inc.	17,467
577	Harleysville Group, Inc.	16,162
2,233	Hilb, Rogal & Hobbs Co.	96,688
801	Horace Mann Educators Corp.	14,282
330	Infinity Property & Casualty Corp.	14,533
2,429	Investment Technology Group, Inc.*	97,062
3,122	IPC Holdings Ltd. (Bermuda)	77,457
403	Midland Co.	19,151
961	National Penn Bancshares, Inc.	14,204
69	National Western Life Insurance Co., Class A	16,265
355	Navigators Group (The), Inc.*	18,570
627	Northwest Bancorp, Inc.	16,465
1,250	Ocwen Financial Corp.*	13,550
6,118	Phoenix (The) Cos., Inc.	84,367
280	Piper Jaffray Cos.*	13,418
1,705	ProAssurance Corp.*	84,193
307	RLI Corp.	17,806
419	Safety Insurance Group, Inc.	13,953
648	Selective Insurance Group, Inc.	13,297
1,804	SVB Financial Group*	95,035
805	SWS Group, Inc.	14,208

2,482	UMB Financial Corp.	$92,678
702	United America Indemnity Ltd., Class A (Cayman Islands)*	15,079
465	United Fire & Casualty Co.	16,005
3,832	Washington Federal, Inc.	86,335
566	WesBanco, Inc.	12,480
3,082	Whitney Holding Corp.	77,019
1,981	Zenith National Insurance Corp.	79,953
		1,890,887
	Health Care—11.4%
472	Amedisys, Inc.*	17,865
718	Amsurg Corp., Class A*	18,051
608	Apria Healthcare Group, Inc.*	15,942
265	Chemed Corp.	16,769
560	CONMED Corp.*	15,624
244	Dionex Corp.*	16,594
507	Emergency Medical Services Corp., Class A*	19,778
764	Healthspring, Inc.*	13,064
539	Kindred Healthcare, Inc.*	14,434
2,374	LifePoint Hospitals, Inc.*	70,152
2,107	Magellan Health Services, Inc.*	88,115
533	MedCath Corp.*	16,145
2,367	Mentor Corp.	93,141
832	Meridian Bioscience, Inc.	18,579
770	Omnicell, Inc.*	18,388
2,568	OSI Pharmaceuticals, Inc.*	82,792
933	PSS World Medical, Inc.*	16,076
741	Sciele Pharma, Inc.*	17,184
3,288	STERIS Corp.	89,927
2,456	Sunrise Senior Living, Inc.*	97,650
472	SurModics, Inc.*	21,651
1,648	Varian, Inc.*	99,110
		877,031
	Industrials—18.8%
606	ABM Industries, Inc.	15,247
497	Administaff, Inc.	16,252
633	Applied Industrial Technologies, Inc.	17,971
269	Cascade Corp.	18,236
1,438	Ceradyne, Inc.*	107,318
2,148	Curtiss-Wright Corp.	93,588
2,241	Deluxe Corp.	84,620
3,006	EMCOR Group, Inc.*	107,914
735	Ennis, Inc.	14,832
469	G&K Services, Inc., Class A	17,475
2,326	Gardner Denver, Inc.*	96,738
5,830	Heartland Express, Inc.	86,925
370	Heidrick & Struggles International, Inc.*	19,884
530	Horizon Lines, Inc., Class A	15,296
267	Huron Consulting Group, Inc.*	18,137
6,629	IKON Office Solutions, Inc.	91,878
723	Knoll, Inc.	14,323
693	Korn/Ferry International*	16,376
746	Labor Ready, Inc.*	17,576

586	McGrath Rentcorp	$17,533
286	Middleby (The) Corp.*	17,735
102	NACCO Industries, Inc., Class A	13,415
348	Perini Corp.*	21,371
468	RBC Bearings, Inc.*	17,882
4,071	Rollins, Inc.	96,890
1,446	United Stationers, Inc.*	92,168
401	Viad Corp.	14,416
2,458	Wabtec Corp.	100,385
1,854	Watson Wyatt Worldwide, Inc., Class A	82,596
1,758	Woodward Governor Co.	101,525
		1,446,502
	Information Technology—13.8%
3,676	ADTRAN, Inc.	95,908
775	Agilysys, Inc.	14,888
1,421	AMIS Holdings, Inc.*	14,651
546	Ansoft Corp.*	13,808
6,267	Arris Group, Inc.*	92,877
1,183	Aspen Technology, Inc.*	14,669
436	Blackboard, Inc.*	19,284
1,236	C-COR, Inc.*	16,624
7,361	CMGI, Inc.*	11,630
397	Comtech Telecommunications Corp.*	17,258
643	CSG Systems International, Inc.*	16,088
601	Dycom Industries, Inc.*	16,798
4,400	Emulex Corp.*	87,120
1,177	Informatica Corp.*	16,407
3,028	InterDigital, Inc.*	84,633
557	j2 Global Communications, Inc.*	18,180
761	Komag, Inc.*	24,360
612	Manhattan Associates, Inc.*	17,056
549	ManTech International Corp., Class A*	17,930
1,207	Mentor Graphics Corp.*	14,496
170	MicroStrategy, Inc., Class A*	12,429
667	MKS Instruments, Inc.*	15,141
5,813	Palm, Inc.*	86,730
1,207	Photronics, Inc.*	16,922
563	Progress Software Corp.*	17,031
257	Rofin-Sinar Technologies, Inc.*	16,723
5,020	SAIC, Inc.*	84,135
1,224	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	15,043
923	Sykes Enterprises, Inc.*	15,451
509	Syntel, Inc.	18,329
10,693	TIBCO Software, Inc.*	86,934
1,073	United Online, Inc.	15,151
793	Websense, Inc.*	15,828
515	Wright Express Corp.*	17,541
		1,058,053
	Materials—4.7%
331	Brush Engineered Materials, Inc.*	12,535
668	H.B. Fuller Co.	18,457
206	Haynes International, Inc.*	18,501

889	Headwaters, Inc.*	$14,340
594	Innospec, Inc.	16,353
361	Metal Management, Inc.	15,166
2,017	Quanex Corp.	90,886
510	Rock-Tenn Co., Class A	15,667
671	Sensient Technologies Corp.	17,043
5,084	Terra Industries, Inc.*	124,710
1,292	Wausau Paper Corp.	14,457
		358,115
	Telecommunication Services—0.5%
708	NTELOS Holdings Corp.	18,975
1,433	Premiere Global Services, Inc.*	16,680
		35,655
	Utilities—1.6%
570	Laclede Group (The), Inc.	16,844
351	Northwest Natural Gas Co.	14,626
456	South Jersey Industries, Inc.	14,943
2,532	Southwest Gas Corp.	78,694
		125,107
	Total Common Stocks (Cost $8,065,120)	7,700,983

	Money Market Fund—0.6%
43,855	Liquid Assets Portfolio Private Class** (Cost $43,855)	43,855

	Total Investments (Cost $8,108,975)(a)—100.8%	7,744,838
	Liabilities in excess of other assets—(0.8%)	(62,169)
	Net Assets—100.0%	$7,682,669

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $364,137 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $315,454 and aggregate gross unrealized depreciation of $679,591.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$7,604,241	99.0%
Bermuda	91,827	1.2
Cayman Islands	48,770	0.6
Total investments	7,744,838	100.8
Liabilities in excess of other assets	(62,169)	(0.8)
Net Assets	$7,682,669	100.0%

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—21.2%
1,074	Arbitron, Inc.	$53,485
1,621	Big Lots, Inc.*	41,919
1,002	Blue Nile, Inc.*	75,761
2,204	Burger King Holdings, Inc.	53,535
1,117	Coach, Inc.*	50,779
654	Deckers Outdoor Corp.*	67,427
1,603	DeVry, Inc.	51,937
1,002	Dick’s Sporting Goods, Inc.*	56,342
2,343	DIRECTV Group (The), Inc.*	52,507
1,518	GameStop Corp., Class A*	61,251
904	Garmin Ltd. (Cayman Islands)	75,846
12,294	Gemstar-TV Guide International, Inc.*	70,568
482	ITT Educational Services, Inc.*	50,928
1,302	J. Crew Group, Inc.*	65,491
739	Kohl’s Corp.*	44,931
1,628	PetSmart, Inc.	52,633
589	Polo Ralph Lauren Corp.	52,627
1,198	Sotheby’s	51,215
449	Strayer Education, Inc.	68,037
1,391	Zumiez, Inc.*	51,453
		1,148,672
	Energy—4.2%
592	National Oilwell Varco, Inc.*	71,104
686	Schlumberger Ltd. (Netherlands)	64,978
1,386	Superior Energy Services, Inc.*	55,884
2,288	USEC, Inc.*	38,416
		230,382
	Financials—1.9%
735	GFI Group, Inc.*	54,772
1,820	SEI Investments Co.	49,613
		104,385
	Health Care—19.0%
949	Cerner Corp.*	50,174
758	Dionex Corp.*	51,552
1,573	Emergency Medical Services Corp., Class A*	61,363
1,096	Express Scripts, Inc.*	54,942
1,653	MedCath Corp.*	50,069
2,581	Meridian Bioscience, Inc.	57,634
2,390	Omnicell, Inc.*	57,073
1,463	OSI Pharmaceuticals, Inc.*	47,167
954	Pediatrix Medical Group, Inc.*	51,478

2,895	PSS World Medical, Inc.*	$49,881
1,249	Respironics, Inc.*	57,142
1,658	Schering-Plough Corp.	47,319
811	Stryker Corp.	50,631
1,399	Sunrise Senior Living, Inc.*	55,624
1,464	SurModics, Inc.*	67,153
917	Techne Corp.*	51,590
1,367	VCA Antech, Inc.*	53,778
896	Waters Corp.*	52,201
595	WellCare Health Plans, Inc.*	60,250
		1,027,021
	Industrials—13.6%
841	Brink’s (The) Co.	51,427
1,719	Corrections Corp. of America*	49,593
553	Foster Wheeler Ltd. (Bermuda)*	62,152
1,955	Healthcare Services Group, Inc.	54,193
827	Huron Consulting Group, Inc.*	56,178
1,379	IHS, Inc., Class A*	65,393
986	Jacobs Engineering Group, Inc.*	60,767
889	Middleby (The) Corp.*	55,127
473	Precision Castparts Corp.	64,829
1,874	Quanta Services, Inc.*	53,278
1,452	RBC Bearings, Inc.*	55,481
1,230	Stericycle, Inc.*	58,966
1,656	TeleTech Holdings, Inc.*	48,570
		735,954
	Information Technology—34.2%
2,883	Activision, Inc.*	49,328
2,345	Advanced Energy Industries, Inc.*	41,530
1,523	Analog Devices, Inc.	53,990
1,694	Ansoft Corp.*	42,841
478	Apple, Inc.*	62,982
3,669	Aspen Technology, Inc.*	45,496
10,119	Atmel Corp.*	54,541
1,208	Autodesk, Inc.*	51,183
1,354	Blackboard, Inc.*	59,887
5,926	Brocade Communications Systems, Inc.*	41,719
3,835	C-COR, Inc.*	51,581
718	Cognizant Technology Solutions Corp., Class A*	58,144
1,091	Digital River, Inc.*	49,106
1,682	Dolby Laboratories, Inc., Class A*	55,943
1,863	Dycom Industries, Inc.*	52,071
1,664	eBay, Inc.*	53,914
864	FactSet Research Systems, Inc.	57,015
1,338	FLIR Systems, Inc.*	58,404
2,021	Gartner, Inc.*	42,300
112	Google, Inc., Class A*	57,120
1,107	Harris Corp.	60,752
3,652	Informatica Corp.*	50,909
1,794	Intuit, Inc.*	51,380
954	MEMC Electronic Materials, Inc.*	58,499
1,385	Microchip Technology, Inc.	50,289

974	MICROS Systems, Inc.*	$51,895
1,742	National Instruments Corp.	56,354
1,356	Paychex, Inc.	56,111
1,254	QUALCOMM, Inc.	52,229
2,861	Sykes Enterprises, Inc.*	47,893
2,038	Synopsys, Inc.*	49,849
1,579	Syntel, Inc.	56,860
1,321	Varian Semiconductor Equipment Associates, Inc.*	62,087
1,994	VeriSign, Inc.*	59,202
2,461	Websense, Inc.*	49,122
		1,852,526
	Materials—3.8%
1,840	Innospec, Inc.	50,655
898	Monsanto Co.	57,877
1,579	Titanium Metals Corp.*	52,770
4,007	Wausau Paper Corp.	44,838
		206,140
	Telecommunication Services—1.1%
2,197	NTELOS Holdings Corp.	58,880

	Utilities—1.0%
1,049	Allegheny Energy, Inc.*	54,789

	Total Common Stocks (Cost $5,152,188)	5,418,749

	Money Market Fund—0.0%
2,233	Liquid Assets Portfolio Private Class** (Cost $2,233)	2,233

	Total Investments (Cost $5,154,421)(a)—100.0%	5,420,982
	Liabilities in excess of other assets—(0.0%)	(1,774)
	Net Assets—100.0%	$5,419,208

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $266,561 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $463,444 and aggregate gross unrealized depreciation of $196,883.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$5,218,006	96.3%
Cayman Islands	75,846	1.4
Netherlands	64,978	1.2
Bermuda	62,152	1.1
Total investments	5,420,982	100.0
Liabilities in excess of other assets	(1,774)	(0.0)
Net Assets	$5,419,208	100.0%

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—10.4%
1,733	Black & Decker (The) Corp.	$150,026
5,538	Blyth, Inc.	123,608
3,544	Darden Restaurants, Inc.	150,868
4,557	Dillard’s, Inc., Class A	136,209
3,214	Genuine Parts Co.	152,922
11,595	Journal Communications, Inc., Class A	122,791
5,111	Newell Rubbermaid, Inc.	135,186
198	NVR, Inc.*	114,539
2,401	Sherwin-Williams (The) Co.	167,326
3,856	TRW Automotive Holdings Corp.*	126,747
5,713	Tupperware Brands Corp.	148,595
		1,528,817
	Consumer Staples—5.2%
2,670	General Mills, Inc.	148,505
3,424	H.J. Heinz Co.	149,834
2,794	J.M. Smucker (The) Co.	155,933
2,262	Kimberly-Clark Corp.	152,165
2,063	Carolina Group	156,355
		762,792
	Energy—5.5%
1,980	Chevron Corp.	168,815
2,102	ConocoPhillips	169,925
1,923	Exxon Mobil Corp.	163,705
2,922	Occidental Petroleum Corp.	165,736
14,468	Parker Drilling Co.*	136,289
		804,470
	Financials—42.7%
2,619	ACE Ltd. (Cayman Islands)	151,169
3,071	AFLAC, Inc.	160,061
2,616	Allstate (The) Corp.	139,040
1,776	AMBAC Financial Group, Inc.	119,258
4,562	American Financial Group, Inc.	128,147
2,613	Ameriprise Financial, Inc.	157,485
3,780	Aon Corp.	151,351
2,255	Arch Capital Group Ltd. (Bermuda)*	157,083
2,718	Assurant, Inc.	137,857
3,137	Bank of America Corp.	148,757
2,986	Bank of Hawaii Corp.	143,388
2,975	Chubb (The) Corp.	149,970

4,185	City Holding Co.	$137,477
2,104	City National Corp.	148,942
4,688	Commerce (The) Group, Inc.	134,686
3,751	Delphi Financial Group, Inc., Class A	150,678
1,512	Everest Re Group Ltd. (Bermuda)	148,554
4,135	FBL Financial Group, Inc., Class A	145,511
3,022	First American Corp.	139,888
712	Goldman Sachs Group (The), Inc.	134,098
3,324	Hanover Insurance Group (The), Inc.	145,890
1,556	Hartford Financial Services Group (The), Inc.	142,950
7,340	Horace Mann Educators Corp.	130,872
3,110	JPMorgan Chase & Co.	136,871
2,212	Lincoln National Corp.	133,428
3,152	Loews Corp.	149,405
2,372	MetLife, Inc.	142,842
2,654	Nationwide Financial Services, Inc., Class A	151,039
3,733	Odyssey Re Holdings Corp.	131,402
7,480	Old Republic International Corp.	137,333
3,260	PMI Group (The), Inc.	111,068
7,062	Progressive (The) Corp.	148,161
3,209	Protective Life Corp.	138,051
2,637	Reinsurance Group of America, Inc.	140,578
2,818	RLI Corp.	163,443
2,537	Safeco Corp.	148,338
5,939	Selective Insurance Group, Inc.	121,868
3,258	StanCorp Financial Group, Inc.	152,996
2,317	Torchmark Corp.	142,588
2,943	Travelers (The) Cos., Inc.	149,446
6,437	United America Indemnity Ltd., Class A (Cayman Islands)*	138,267
6,063	Unum Group	147,331
4,904	W.R. Berkley Corp.	144,276
3,336	Zenith National Insurance Corp.	134,641
		6,266,484
	Health Care—2.9%
2,918	CIGNA Corp.	150,685
7,550	King Pharmaceuticals, Inc.*	128,426
5,834	Pfizer, Inc.	137,157
		416,268
	Industrials—9.0%
5,804	Applied Industrial Technologies, Inc.	164,776
3,724	Crane Co.	170,783
1,403	Deere & Co.	168,949
1,655	Lockheed Martin Corp.	162,984
2,140	Northrop Grumman Corp.	162,854
5,461	Republic Services, Inc.	174,478
2,067	Teleflex, Inc.	157,981
4,742	Timken (The) Co.	158,383
		1,321,188
	Information Technology—2.1%
1,527	International Business Machines Corp.	168,963

9,834	United Online, Inc.	$138,856
		307,819
	Materials—11.2%
4,393	Celanese Corp., Series A	164,738
3,121	E.I. du Pont de Nemours & Co.	145,844
2,430	Eastman Chemical Co.	167,233
1,916	FMC Corp.	170,772
8,152	Headwaters, Inc.*	131,492
4,123	International Paper Co.	152,840
2,520	Lubrizol (The) Corp.	157,903
2,443	Nucor Corp.	122,639
3,395	Quanex Corp.	152,979
3,720	Sonoco Products Co.	136,412
1,475	United States Steel Corp.	144,978
		1,647,830
	Telecommunication Services—3.1%
3,940	AT&T, Inc.	154,290
3,309	CenturyTel, Inc.	151,784
13,131	Premiere Global Services, Inc.*	152,845
		458,919
	Utilities—7.9%
3,842	AGL Resources, Inc.	144,843
3,784	Alliant Energy Corp.	139,819
2,781	Energen Corp.	147,143
2,343	FirstEnergy Corp.	142,337
3,390	Nicor, Inc.	133,600
3,082	ONEOK, Inc.	156,412
1,859	Public Service Enterprise Group, Inc.	160,152
4,176	South Jersey Industries, Inc.	136,848
		1,161,154
	Total Common Stocks (Cost $15,687,789)	14,675,741

	Money Market Fund—0.2%
36,047	Liquid Assets Portfolio Private Class** (Cost $36,047)	36,047

	Total Investments (Cost $15,723,836)(a)—100.2%	14,711,788
	Liabilities in excess of other assets—(0.2%)	(35,333)
	Net Assets—100.0%	$14,676,455

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,021,048 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $281,170 and aggregate gross unrealized depreciation of $1,293,218.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,116,715	96.2%
Bermuda	305,637	2.1
Cayman Islands	289,436	1.9
Total investments	14,711,788	100.2
Liabilities in excess of other assets	(35,333)	(0.2)
Net Assets	$14,676,455	100.0%

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—17.7%
50,759	1-800-FLOWERS.COM, Inc., Class A*	$472,566
31,920	4Kids Entertainment, Inc.*	510,720
24,412	A.C. Moore Arts & Crafts, Inc.*	441,369
36,895	Audiovox Corp., Class A*	373,377
6,218	Avatar Holdings, Inc.*	403,735
40,948	Bluegreen Corp.*	346,420
28,235	Books-A-Million, Inc.	445,266
21,787	Carmike Cinemas, Inc.	397,831
57,944	Carriage Services, Inc.*	513,963
9,120	Churchill Downs, Inc.	423,898
49,653	Cobra Electronics Corp.	418,575
13,312	Core-Mark Holding Co., Inc.*	417,597
12,068	CSS Industries, Inc.	433,724
26,393	Delta Apparel, Inc.	510,177
23,491	DG Fastchannel, Inc.*	417,200
12,851	Duckwall-ALCO Stores, Inc.*	508,900
21,004	E Com Ventures, Inc.*	530,351
37,263	Eddie Bauer Holdings, Inc.*	449,392
51,450	Exide Technologies*	375,071
9,442	Fisher Communications, Inc.*	431,783
35,789	Fred’s, Inc.	424,815
25,978	FTD Group, Inc.	428,897
50,390	GameTech International, Inc.*	438,393
42,192	Gander Mountain Co.*	434,578
30,308	G-III Apparel Group Ltd.*	488,868
40,257	Gottschalks, Inc.*	319,641
51,634	Gray Television, Inc.	415,654
33,578	Great Wolf Resorts, Inc.*	445,244
76,829	Handleman Co.	362,633
89,450	Harris Interactive, Inc.*	400,736
60,063	Hartmarx Corp.*	513,539
40,994	Haverty Furniture Cos., Inc.	457,083
89,450	Hayes Lemmerz International, Inc.*	429,360
21,326	Hooker Furniture Corp.	431,852
91,707	Interstate Hotels & Resorts, Inc.*	398,925
16,996	JAKKS Pacific, Inc.*	402,975
16,858	Jo-Ann Stores, Inc.*	401,389
34,177	Kimball International, Inc., Class B	446,693
40,533	Lakes Entertainment, Inc.*	442,620
15,799	Landry’s Restaurants, Inc.	418,516
22,201	Libbey, Inc.	442,910
18,885	Lithia Motors, Inc., Class A	388,842
31,828	Lodgian, Inc.*	405,170
18,010	M/I Homes, Inc.	442,146
33,348	Monaco Coach Corp.	465,205
15,292	Mothers Work, Inc.*	339,482

14,187	Movado Group, Inc.	$400,641
31,091	MTR Gaming Group, Inc.*	396,099
37,493	Multimedia Games, Inc.*	392,927
7,692	National Presto Industries, Inc.	431,906
122,752	Navarre Corp.*	489,780
23,721	O’Charleys, Inc.	420,573
39,152	PC Mall, Inc.*	521,505
14,878	Perry Ellis International, Inc.*	446,489
40,395	R.G. Barry Corp.*	416,069
37,263	Red Lion Hotels Corp.*	402,440
24,136	Rex Stores Corp.*	490,926
25,702	Russ Berrie & Co., Inc.*	395,554
17,411	Shoe Carnival, Inc.*	381,475
80,468	Silverleaf Resorts, Inc.*	490,050
28,143	Spartan Motors, Inc.	343,626
31,828	Standard Motor Products, Inc.	396,259
13,818	Steinway Musical Instruments*	462,488
19,392	StoneMor Partners L.P.	485,964
38,783	Stoneridge, Inc.*	492,544
30,861	Sturm, Ruger & Co., Inc.*	602,714
22,017	Superior Industries International, Inc.	407,315
24,274	Syms Corp.	358,284
97,280	Syntax-Brillian Corp.*	643,993
22,984	Systemax, Inc.	479,216
13,173	Universal Electronics, Inc.*	464,217
34,776	West Marine, Inc.*	544,939
		31,566,074
	Consumer Staples—2.5%
29,202	Cal-Maine Foods, Inc.	530,309
25,241	Chiquita Brands International, Inc.*	443,232
27,268	Diamond Foods, Inc.	448,013
19,714	Elizabeth Arden, Inc.*	424,640
15,569	Imperial Sugar Co.	418,962
9,673	Nash Finch Co.	389,532
51,680	Omega Protein Corp.*	453,750
36,895	Prestige Brands Holdings, Inc.*	461,556
19,345	PriceSmart, Inc.	437,390
14,555	Spartan Stores, Inc.	426,025
		4,433,409
	Energy—5.0%
20,819	Allis-Chalmers Energy, Inc.*	499,656
8,798	Atlas Pipeline Partners, L.P.	470,693
7,784	Dawson Geophysical Co.*	425,084
13,726	Genesis Energy L.P.	483,155
13,312	Global Partners L.P.	529,817
13,772	Gulf Island Fabrication, Inc.	470,452
8,798	Hiland Partners, L.P.	525,680
15,707	Knightsbridge Tankers Ltd. (Bermuda)	426,916
10,133	K-Sea Transportation Partners L.P.	459,126
11,515	Martin Midstream Partners, L.P.	470,503
158,495	Meridian Resource (The) Corp.*	426,352

28,650	NGP Capital Resources Co.	$444,362
16,075	PHI, Inc.*	482,732
26,807	StealthGas, Inc. (Marshall Islands)	461,885
14,325	T-3 Energy Services, Inc.*	496,934
66,650	Top Tankers, Inc. (Marshall Islands)*	445,222
13,542	TransMontaigne Partners L.P.	472,074
11,699	Trico Marine Services, Inc.*	414,730
29,156	Union Drilling, Inc.*	443,463
		8,848,836
	Financials—21.7%
19,207	1st Source Corp.	393,167
31,367	Affirmative Insurance Holdings, Inc.	439,452
40,487	Affordable Residential Communities, Inc.*	459,932
58,866	Alesco Financial, Inc.	276,082
49,055	AmCOMP, Inc.*	413,043
16,904	American Campus Communities, Inc.	431,897
39,612	American Equity Investment Life Holding Co.	449,596
11,838	American Physicians Capital, Inc.	448,897
20,082	American Safety Insurance Holdings Ltd. (Bermuda)*	435,779
21,280	Ameris Bancorp	379,848
24,366	Amerisafe, Inc.*	408,861
52,878	Anworth Mortgage Asset Corp.	417,736
18,562	Arbor Realty Trust, Inc.	366,600
18,424	Baldwin & Lyons, Inc., Class B	465,390
25,472	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	473,779
41,501	Bank Mutual Corp.	435,761
30,999	BankFinancial Corp.	427,786
15,200	Berkshire Hills Bancorp, Inc.	398,848
18,424	BRT Realty Trust	369,033
24,550	Cadence Financial Corp.	439,691
44,541	CapLease, Inc.	412,895
3,086	Capital Southwest Corp.	418,276
14,002	Capital Trust, Inc., Class A	433,082
49,331	Capstead Mortgage Corp.	475,551
33,348	Cedar Shopping Centers, Inc.	419,184
56,516	Centennial Bank Holdings, Inc.*	369,615
32,979	CFS Bancorp, Inc.	477,206
18,516	Chemical Financial Corp.	403,278
23,905	Community Bank System, Inc.	430,051
11,193	Crescent Banking Co.	416,939
19,023	Darwin Professional Underwriters, Inc.*	402,907
39,013	Delta Financial Corp.	386,229
34,131	Education Realty Trust, Inc.	448,823
14,002	Federal Agricultural Mortgage Corp., Class C	391,776
42,007	Feldman Mall Properties, Inc.	428,471
23,721	Financial Institutions, Inc.	434,332
19,898	First Merchants Corp.	402,935
22,662	First Place Financial Corp.	357,606
29,801	Flushing Financial Corp.	444,631
11,745	FPIC Insurance Group, Inc.*	408,491
24,412	Gladstone Commercial Corp.	447,228
33,670	Gladstone Investment Corp.	439,057

15,292	Green Bankshares, Inc.	$505,553
35,421	Hercules Technology Growth Capital, Inc.	434,616
40,487	Hersha Hospitality Trust	425,114
46,337	Investors Real Estate Trust	445,762
9,166	ITLA Capital Corp.	389,555
31,920	JER Investors Trust, Inc.	350,162
25,149	Kite Realty Group Trust	401,378
32,565	KNBT Bancorp, Inc.	428,230
47,443	Luminent Mortgage Capital, Inc.	347,757
28,512	MainSource Financial Group, Inc.	444,217
26,623	MarketAxess Holdings, Inc.*	442,208
43,666	Meadowbrook Insurance Group, Inc.*	392,121
40,441	Medallion Financial Corp.	464,667
36,158	Medical Properties Trust, Inc.	404,970
24,044	Mercer Insurance Group, Inc.	478,475
65,729	MFA Mortgage Investments, Inc.	461,418
34,315	Mission West Properties	432,369
42,975	NexCen Brands, Inc.*	364,428
11,930	NYMAGIC, Inc.	434,013
9,304	Oppenheimer Holdings, Inc., Class A (Canada)	507,625
43,896	Oriental Financial Group	391,552
32,950	Patriot Capital Funding, Inc.	422,419
19,530	Penson Worldwide, Inc.*	344,705
18,793	Peoples Financial Corp.	432,239
16,305	Pinnacle Financial Partners, Inc.*	393,114
44,771	PMA Capital Corp., Class A*	402,044
24,366	Presidential Life Corp.	397,409
44,633	Primus Guaranty Ltd. (Bermuda)*	424,014
28,558	ProCentury Corp.	399,241
35,421	Provident New York Bancorp	483,141
30,400	RAM Holdings Ltd. (Bermuda)*	404,928
13,312	Ramco-Gershenson Properties Trust	428,646
21,050	Renasant Corp.	403,739
23,215	Resource America, Inc., Class A	347,993
34,223	Resource Capital Corp.	324,092
11,561	Safety Insurance Group, Inc.	384,981
19,161	SCPIE Holdings, Inc.*	430,548
27,406	SeaBright Insurance Holdings, Inc.*	496,870
23,813	Security Bank Corp.	336,716
17,365	Simmons First National Corp., Class A	400,958
19,898	Southwest Bancorp, Inc.	392,986
60,524	Specialty Underwriters’ Alliance, Inc.*	445,457
28,373	Sun Bancorp, Inc.*	428,716
56,516	Supertel Hospitality, Inc.	455,519
22,155	SWS Group, Inc.	391,036
47,949	United Community Financial Corp.	341,876
18,977	United Western Bancorp, Inc.	452,222
28,143	Urstadt Biddle Properties, Inc., Class A	424,959
16,213	WesBanco, Inc.	357,497
47,995	Westfield Financial, Inc.	436,755
69,275	Winthrop Realty Trust	461,372
		38,772,123
	Health Care—8.3%
32,242	Albany Molecular Research, Inc.*	474,280

24,873	Almost Family, Inc.*	$398,963
18,424	American Dental Partners, Inc.*	472,944
30,630	BioMimetic Therapeutics, Inc.*	441,991
28,143	Cantel Medical Corp.*	407,511
43,666	Cardiac Science Corp.*	449,760
21,602	Chindex International, Inc.*	467,035
28,696	Cross Country Healthcare, Inc.*	469,754
13,127	Cynosure, Inc., Class A*	409,825
23,859	Gentiva Health Services, Inc.*	476,464
14,785	Greatbatch, Inc.*	458,779
44,310	Hanger Orthopedic Group, Inc.*	475,446
25,011	HMS Holdings Corp.*	475,959
86,226	ImmunoGen, Inc.*	411,298
114,783	I-trax, Inc.*	413,219
11,243	Matria Healthcare, Inc.*	290,407
55,872	Maxygen, Inc.*	455,357
15,062	MedCath Corp.*	456,228
16,352	MEDTOX Scientific, Inc.*	320,499
15,200	Omrix Biopharmaceuticals, Inc.*	435,936
66,466	Osteotech, Inc.*	476,561
15,016	PharmaNet Development Group, Inc.*	420,448
43,988	Possis Medical, Inc.*	489,147
42,560	Regeneration Technologies, Inc.*	456,243
33,624	RehabCare Group, Inc.*	476,452
31,874	Rochester Medical Corp.*	493,091
38,553	Savient Pharmaceuticals, Inc.*	456,468
54,720	Sonic Innovations, Inc.*	460,742
33,256	Synovis Life Technologies, Inc.*	522,451
114,783	Theragenics Corp.*	453,393
23,629	Vanda Pharmaceuticals, Inc.*	442,099
35,743	Vnus Medical Technologies*	497,900
21,464	Zoll Medical Corp.*	576,522
		14,883,172
	Industrials—13.5%
31,045	Accuride Corp.*	438,045
18,977	Alamo Group, Inc.	492,074
10,087	Amrep Corp.	415,584
22,708	Angelica Corp.	495,716
14,233	AZZ, Inc.*	505,272
24,550	Bowne & Co., Inc.	425,697
41,915	China Yuchai International Ltd. (Bermuda)	404,899
11,838	CIRCOR International, Inc.	472,099
19,484	Cornell Cos., Inc.*	429,427
15,845	Cubic Corp.	436,213
18,609	Ducommun, Inc.*	518,447
16,490	Eastern (The) Co.	334,417
20,359	Ennis, Inc.	410,845
21,418	Exponent, Inc.*	487,688
80,053	ExpressJet Holdings, Inc.*	418,677
85,489	Frontier Airlines Holdings, Inc.*	453,092
47,212	Frozen Food Express Industries, Inc.	387,138
15,753	Gehl Co.*	402,962
15,016	Gorman-Rupp (The) Co.	430,809
43,988	GP Strategies Corp.*	474,191

14,049	Hardinge, Inc.	$462,493
29,249	Herley Industries, Inc.*	415,628
22,385	Hudson Highland Group, Inc.*	369,353
9,581	Hurco Cos., Inc.*	446,283
23,767	International Shipholding Corp.*	504,098
24,919	Jinpan International Ltd. (British Virgin Islands)	468,477
15,338	Kadant, Inc.*	413,359
15,338	Kaman Corp.	513,670
11,699	Layne Christensen Co.*	528,444
10,824	Lindsay Corp.	440,104
26,761	LSI Industries, Inc.	446,106
32,749	Lydall, Inc.*	378,251
60,201	Metalico, Inc.*	499,668
17,089	MFRI, Inc.*	473,451
12,897	Michael Baker Corp.*	464,937
19,069	Miller Industries, Inc.*	463,758
55,779	North American Galvanizing & Coatings, Inc.*	419,458
17,549	Park-Ohio Holdings Corp.*	435,917
155,915	Perma-Fix Environmental Services, Inc.*	473,982
25,518	Pinnacle Airlines Corp.*	411,350
15,062	Powell Industries, Inc.*	506,234
9,028	Robbins & Myers, Inc.	476,046
22,017	Rush Enterprises, Inc., Class A*	615,375
10,619	School Specialty, Inc.*	365,718
50,989	Spherion Corp.*	450,233
25,920	Tecumseh Products Co., Class A*	596,938
13,127	Tennant Co.	506,046
6,679	Twin Disc, Inc.	359,931
25,978	Volt Information Sciences, Inc.*	404,737
13,035	VSE Corp.	640,669
14,002	Waste Industries USA, Inc.	447,084
39,382	Waste Services, Inc.*	401,696
53,983	WCA Waste Corp.*	459,935
		24,092,721
	Information Technology—24.3%
34,407	Actel Corp.*	406,003
104,051	ActivIdentity Corp.*	443,257
125,654	Adaptec, Inc.*	439,789
21,280	Agilysys, Inc.	408,789
230,119	Alliance Fiber Optic Products, Inc.*	536,177
46,475	American Software, Inc., Class A	543,293
49,331	AsiaInfo Holdings, Inc.*	405,008
112,618	Autobytel, Inc.*	402,046
63,840	Avici Systems, Inc.	653,082
73,743	Axcelis Technologies, Inc.*	409,274
110,546	AXT, Inc.*	536,148
40,257	Bluephoenix Solutions Ltd. (Israel)*	477,448
80,606	Borland Software Corp.*	428,018
38,737	Bottomline Technologies, Inc.*	451,673
93,503	Captaris, Inc.*	479,670
34,039	C-COR, Inc.*	457,825
66,558	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	463,909
58,497	Ciber, Inc.*	443,992
21,510	Cohu, Inc.	429,985

62,735	Cray, Inc.*	$454,829
37,816	CTS Corp.	481,776
32,473	Digi International, Inc.*	463,714
48,778	Digimarc Corp.*	514,608
58,451	Ditech Networks, Inc.*	436,044
132,977	Dot Hill Systems Corp.*	503,983
30,630	Echelon Corp.*	604,329
60,754	Edgewater Technology, Inc.*	513,979
23,030	Electro Scientific Industries, Inc.*	505,509
21,695	EMS Technologies, Inc.*	476,639
29,617	EPIQ Systems, Inc.*	504,970
35,743	Exar Corp.*	505,049
68,584	Exfo Electro-Optical Engineering, Inc. (Canada)*	509,579
15,016	FARO Technologies, Inc.*	559,046
32,979	Fundtech Ltd. (Israel)*	480,504
41,178	Gerber Scientific, Inc.*	427,428
32,749	Globecomm Systems, Inc.*	402,813
30,078	Greenfield Online, Inc.*	488,467
48,916	GSI Group, Inc. (Canada)*	528,293
25,425	Hutchinson Technology, Inc.*	510,026
31,966	Immersion Corp.*	498,350
25,932	Infocrossing, Inc.*	456,922
33,210	Internap Network Services Corp.*	489,515
38,599	Internet Capital Group, Inc.*	440,801
34,085	Interwoven, Inc.*	472,077
102,946	Iomega Corp.*	544,584
24,366	JDA Software Group, Inc.*	550,915
29,202	Keynote Systems, Inc.*	437,738
83,692	Lattice Semiconductor Corp.*	395,863
60,662	Merix Corp.*	456,785
30,584	Methode Electronics, Inc.	494,543
54,444	MIPS Technologies, Inc.*	481,829
73,651	MIVA, Inc.*	475,049
21,787	Moldflow Corp.*	454,913
140,808	Napster, Inc.*	392,854
28,558	NCI, Inc., Class A*	445,219
36,802	Ness Technologies, Inc.*	432,792
50,160	Network Equipment Technologies, Inc.*	473,510
29,945	Newport Corp.*	391,381
35,973	NU Horizons Electronics Corp.*	373,040
17,503	OSI Systems, Inc.*	433,374
36,158	PC Connection, Inc.*	485,964
43,804	Pegasystems, Inc.	461,694
48,410	Perceptron, Inc.*	474,418
42,882	Pericom Semiconductor Corp.*	457,980
32,150	Photronics, Inc.*	450,743
32,887	RADWARE Ltd. (Israel)*	468,969
51,726	Richardson Electronics, Ltd.	431,912
15,154	Rimage Corp.*	364,302
28,834	Rudolph Technologies, Inc.*	451,252
59,925	S1 Corp.*	435,655
170,332	Safeguard Scientifics, Inc.*	391,764
61,675	SeaChange International, Inc.*	430,492
49,792	Semitool, Inc.*	476,509
14,509	SI International, Inc.*	422,647
128,325	Silicon Storage Technology, Inc.*	464,537

81,942	SMTC Corp.*	$372,836
28,373	Spectrum Control, Inc.*	463,047
49,101	SRS Labs, Inc.*	566,625
74,434	STEC, Inc.*	547,090
60,984	SumTotal Systems, Inc.*	472,016
87,653	SupportSoft, Inc.*	483,845
56,977	Symmetricom, Inc.*	425,048
23,215	SYNNEX Corp.*	471,729
73,283	Telestone Technologies Corp.*	422,110
18,240	Telvent GIT, S.A. (Spain)	428,822
24,642	Tessco Technologies, Inc.*	492,840
160,107	Think Partnership, Inc.*	358,640
45,370	Tollgrade Communications, Inc.*	468,218
34,223	Ultra Clean Holdings, Inc.*	481,518
24,965	Vignette Corp.*	525,264
36,895	WPCS International, Inc.*	461,188
32,427	X-Rite, Inc.	437,765
33,486	Zygo Corp.*	402,502
		43,228,966
	Materials—4.4%
30,953	Buckeye Technologies, Inc.*	474,509
41,270	Calgon Carbon Corp.*	453,970
38,092	Chesapeake Corp.	424,726
45,278	ICO, Inc.*	455,497
16,214	Innospec, Inc.	446,371
18,102	KMG Chemicals, Inc.	375,617
35,743	Landec Corp.*	411,402
46,936	Mercer International, Inc.*	407,874
13,450	Northwest Pipe Co.*	452,055
8,982	Novamerican Steel, Inc. (Canada)*	462,214
16,720	Olympic Steel, Inc.	439,234
14,668	Penford Corp.	524,087
20,267	Quaker Chemical Corp.	440,199
15,430	Schweitzer-Mauduit International, Inc.	352,267
13,726	Synalloy Corp.	290,717
33,302	Tronox, Inc., Class A	395,961
13,588	Universal Stainless & Alloy Products, Inc.*	512,810
25,149	Wheeling-Pittsburgh Corp.*	500,717
		7,820,227
	Telecommunication Services—0.7%
26,116	D&E Communications, Inc.	412,633
17,595	SureWest Communications	474,888
17,872	USA Mobility, Inc.	426,605
		1,314,126
	Utilities—1.5%
12,713	Central Vermont Public Service Corp.	432,242
14,002	Chesapeake Utilities Corp.	456,605
21,418	Empire District Electric (The) Co.	464,557
14,647	MGE Energy, Inc.	439,556
14,371	SJW Corp.	413,741

107,321	Star Gas Partners, L.P.*	$430,357
		2,637,058
	Total Common Stocks (Cost $180,283,841)	177,596,712

	Money Market Fund—0.3%
504,946	Liquid Assets Portfolio Private Class** (Cost $504,946)	504,946

	Total Investments (Cost $180,788,787)(a)—99.9%	178,101,658
	Other assets less liabilities—0.1%	139,216
	Net Assets—100.0%	$178,240,874

* Non-income producing security.
**Affiliated investment

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $2,687,129 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $14,138,911 and aggregate gross unrealized depreciation of $16,826,040.

COUNTRY BREAKDOWN

July 31, 2007(Unaudited)

	Value	Net Assets
United States	$169,828,396	95.3%
Bermuda	2,560,445	1.4
Canada	2,007,711	1.1
Israel	1,426,921	0.8
Marshall Islands	907,107	0.5
Panama	473,779	0.3
British Virgin Islands	468,477	0.3
Spain	428,822	0.2
Total investments	178,101,658	99.9
Other assets less liabilities	139,216	0.1
Net Assets	$178,240,874	100.0%

Schedule of Investments

Powershares Zacks Small Cap Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—21.0%
29,582	1-800-FLOWERS.COM, Inc., Class A*	$275,408
4,855	Arbitron, Inc.	241,779
13,445	Arctic Cat, Inc.	243,623
16,630	Audiovox Corp., Class A*	168,296
38,599	Blockbuster, Inc., Class A*	165,590
21,658	Bluegreen Corp.*	183,227
6,522	Bob Evans Farms, Inc.	211,639
16,866	Books-A-Million, Inc.	265,977
8,871	Brown Shoe Co., Inc.	185,759
6,720	Buckle (The), Inc.	234,864
7,332	Buffalo Wild Wings, Inc.*	316,889
15,933	Carrols Restaurant Group, Inc.*	189,603
3,668	Chipotle Mexican Grill, Inc., Class A*	324,030
7,697	Coinstar, Inc.*	238,761
12,381	Cooper Tire & Rubber Co.	284,639
3,159	Deckers Outdoor Corp.*	325,692
27,796	dELiA*s, Inc.*	196,240
13,156	DG FastChannel, Inc.*	233,651
4,266	Dick’s Sporting Goods, Inc.*	239,877
12,020	Dress Barn (The), Inc.*	218,644
6,173	DSW, Inc., Class A*	205,191
18,741	Eddie Bauer Holdings, Inc.*	226,016
13,407	FTD Group, Inc.	221,350
15,734	Gaiam, Inc., Class A*	253,003
11,738	GateHouse Media, Inc.	199,429
7,234	Heelys, Inc.*	158,425
10,862	Hooker Furniture Corp.	219,956
15,099	iRobot Corp.*	269,970
7,991	Jo-Ann Stores, Inc.*	190,266
13,296	Kimball International, Inc., Class B	173,779
8,287	K-Swiss, Inc., Class A	184,551
20,473	La-Z-Boy, Inc.	204,935
12,832	Libbey, Inc.	255,998
7,022	LodgeNet Entertainment Corp.*	220,631
8,049	M/I Homes, Inc.	197,603
11,738	Maidenform Brands, Inc.*	211,049
12,589	Martha Stewart Living Omnimedia, Inc., Class A	170,077
27,731	Mediacom Communications Corp., Class A*	251,243
10,347	Modine Manufacturing Co.	264,883
14,967	MTR Gaming Group, Inc.*	190,680
12,832	PEP Boys-Manny, Moe & Jack	217,246
4,302	Priceline.com, Inc.*	274,468
11,743	Retail Ventures, Inc.*	152,894
7,997	Riviera Holdings Corp.*	242,309
14,655	Sinclair Broadcast Group, Inc., Class A	191,101
10,854	Stage Stores, Inc.	193,635
13,057	Standard Motor Products, Inc.	162,560

11,478	Standard-Pacific Corp.	$169,989
31,824	Stewart Enterprises, Inc., Class A	223,086
18,538	Sturm, Ruger & Co., Inc.*	362,046
10,502	Town Sports International Holdings, Inc.*	178,849
8,510	Tupperware Brands Corp.	221,345
21,160	ValueVision Media, Inc., Class A*	192,768
8,463	Warnaco Group (The), Inc.*	305,599
14,070	World Wrestling Entertainment, Inc., Class A	211,050
		12,312,168
	Consumer Staples—3.4%
5,153	Andersons (The), Inc.	220,909
31,201	Darling International, Inc.*	261,776
10,632	Elizabeth Arden, Inc.*	229,013
11,748	Fresh Del Monte Produce, Inc. (Cayman Islands)*	301,336
12,813	Green Mountain Coffee Roasters, Inc.*	379,906
8,043	Imperial Sugar Co.	216,437
9,733	Jones Soda Co.*	136,457
24,150	Topps (The) Co., Inc.	231,840
		1,977,674
	Energy—7.1%
12,368	Allis-Chalmers Energy, Inc.*	296,831
6,485	Bill Barrett Corp.*	222,565
6,128	Copano Energy LLC	256,947
4,655	Dawson Geophysical Co.*	254,210
5,837	DCP Midstream Partners, LP	291,266
4,740	Dril-Quip, Inc.*	227,473
25,845	GeoMet, Inc.*	156,362
6,813	Goodrich Petroleum Corp.*	205,003
4,996	GulfMark Offshore, Inc.*	234,712
23,813	Harvest Natural Resources, Inc.*	268,134
8,623	Legacy Reserves, LP	214,713
6,382	Markwest Energy Partners, LP	229,752
9,807	Matrix Service Co.*	226,444
6,214	Nordic American Tanker Shipping Ltd. (Bermuda)	246,696
22,037	Parker Drilling Co.*	207,589
6,182	Trico Marine Services, Inc.*	219,152
11,865	USEC, Inc.*	199,213
4,993	Williams Partners LP	241,312
		4,198,374
	Financials—13.5%
13,340	Alfa Corp.	236,251
6,053	American Physicians Capital, Inc.	229,530
11,890	Amerisafe, Inc.*	199,514
7,497	Argonaut Group, Inc.*	206,392
20,078	Brookline Bancorp, Inc.	206,201
27,320	Centennial Bank Holdings, Inc.*	178,673
11,594	CNA Surety Corp.*	195,939
10,839	eHealth, Inc.*	212,661
20,078	Encore Capital Group, Inc.*	207,406
15,796	EZCORP, Inc., Class A*	190,184

5,196	FPIC Insurance Group, Inc.*	$180,717
5,336	GAMCO Investors, Inc., Class A	277,152
15,944	KNBT Bancorp, Inc.	209,664
14,774	Knight Capital Group, Inc., Class A*	208,904
2,979	LandAmerica Financial Group, Inc.	228,162
14,610	MarketAxess Holdings, Inc.*	242,672
8,929	Max Capital Group Ltd. (Bermuda)	233,136
13,583	MCG Capital Corp.	196,546
21,540	Meadowbrook Insurance Group, Inc.*	193,429
6,169	MI Developments, Inc., Class A (Cananda)	199,259
4,684	Navigators Group (The), Inc.*	245,020
5,843	NYMAGIC, Inc.	212,568
7,563	Ohio Casualty Corp.	328,310
16,061	Phoenix (The) Cos., Inc.	221,481
3,751	Piper Jaffray Cos., Inc.*	179,748
4,445	ProAssurance Corp.*	219,494
7,470	Provident Bankshares Corp.	214,389
4,298	RLI Corp.	249,284
12,888	SeaBright Insurance Holdings, Inc.*	233,659
9,617	SWS Group, Inc.	169,740
12,112	Thomas Weisel Partners Group, Inc.*	168,357
9,851	TierOne Corp.	228,642
9,581	United America Indemnity Ltd., Class A (Cayman Islands)*	205,800
6,511	United Fire & Casualty Co.	224,109
13,407	ViewPoint Financial Group	210,624
5,575	World Acceptance Corp.*	179,459
5,175	Zenith National Insurance Corp.	208,863
		7,931,939
	Health Care—14.7%
10,560	Align Technology, Inc.*	275,616
14,566	Alkermes, Inc.*	207,420
26,592	Alliance Imaging, Inc.*	236,935
3,905	Analogic Corp.	259,253
17,093	Applera Corp. - Celera Group*	205,458
28,155	BioCryst Pharmaceuticals, Inc.*	233,687
14,809	BioMarin Pharmaceuticals, Inc.*	267,451
20,791	Bruker BioSciences Corp.*	162,794
21,649	Cambrex Corp.	295,725
26,270	Cypress Bioscience, Inc.*	302,893
10,736	FoxHollow Technologies, Inc.*	275,593
12,267	GTx, Inc.*	188,544
7,335	Illumina, Inc.*	334,255
6,307	inVentiv Health, Inc.*	223,772
5,976	Inverness Medical Innovations, Inc.*	289,298
23,394	Isis Pharmaceuticals, Inc.*	243,532
17,279	Luminex Corp.*	206,311
11,084	Martek Biosciences Corp.*	283,972
8,052	MedCath Corp.*	243,895
10,868	MGI Pharma, Inc.*	272,026
46,023	Nabi Biopharmaceuticals*	196,058
19,347	Nektar Therapeutics*	147,618
19,085	Obagi Medical Products, Inc.*	323,108
6,742	Omrix Biopharmaceuticals, Inc.*	193,361
32,124	OraSure Technologies, Inc.*	257,313

7,901	Pharmion Corp.*	$192,468
9,981	Providence Service (The) Corp.*	262,201
17,118	Quidel Corp.*	254,716
20,811	Savient Pharmaceuticals, Inc.*	246,402
8,259	SonoSite, Inc.*	233,730
12,286	TriZetto Group (The), Inc.*	196,945
4,281	United Therapeutics Corp.*	296,930
32,918	Verenium Corp.*	205,408
26,212	Visicu, Inc.*	178,504
11,859	Volcano Corp.*	204,686
10,133	Wright Medical Group, Inc.*	245,320
		8,643,198
	Industrials—14.8%
6,283	A.O. Smith Corp.	305,040
7,836	AAR Corp.*	233,748
8,505	ABM Industries, Inc.	213,986
15,391	Aegean Marine Petroleum Network, Inc. (Marshall Islands)	322,441
7,164	Aircastle Ltd. (Bermuda)	234,908
7,457	Allegiant Travel Co.*	219,161
14,348	Bowne & Co., Inc.	248,794
34,384	CBIZ, Inc.*	234,155
12,696	Chart Industries, Inc.*	351,932
3,930	Copa Holdings SA, Class A (Panama)	215,796
10,004	Cornell Cos., Inc.*	220,488
6,323	Deluxe Corp.	238,756
8,392	Ducommun, Inc.*	233,801
15,954	DynCorp International, Inc., Class A*	339,980
6,354	EnPro Industries, Inc.*	250,221
9,520	Fuel Tech, Inc.*	266,274
8,801	Genesee & Wyoming, Inc., Class A*	225,746
11,029	Hexcel Corp.*	239,770
8,117	Houston Wire & Cable Co.	209,175
14,672	Hudson Highland Group, Inc.*	242,088
5,424	Hurco Cos., Inc.	252,650
11,168	ICF International, Inc.*	230,843
6,320	Layne Christensen Co.*	285,474
7,937	McGrath Rentcorp	237,475
21,407	On Assignment, Inc.*	214,712
5,619	Perini Corp.*	345,063
11,748	Pike Electric Corp.*	233,198
8,285	Raven Industries, Inc.	281,856
8,534	Saia, Inc.*	172,643
8,524	Seaspan Corp. (Marshall Islands)	301,750
3,935	Triumph Group, Inc.	299,886
4,020	United Stationers, Inc.*	256,235
22,324	Vicor Corp.	280,613
3,577	Washington Group International, Inc.*	287,305
		8,725,963
	Information Technology—16.6%
16,039	Acacia Research - Acacia Technologies*	206,262
29,114	Alvarion Ltd. (Israel)*	298,710
18,654	ASE Test Ltd. (Singapore)*	251,456

31,121	AsiaInfo Holdings, Inc.*	$255,503
7,198	Avid Technology, Inc.*	231,056
19,270	Bottomline Technologies, Inc.*	224,688
19,424	C-COR, Inc.*	261,253
10,884	Checkpoint Systems, Inc.*	251,094
11,630	Cohu, Inc.	232,484
11,818	Color Kinetics, Inc.*	397,911
27,508	Ditech Networks, Inc.*	205,210
6,757	Dolby Laboratories, Inc., Class A*	224,738
18,479	Echelon Corp.*	364,590
11,505	ExlService Holdings, Inc.*	194,550
20,774	FalconStor Software, Inc.*	215,842
6,434	FEI Co.*	184,527
14,627	Greenfield Online, Inc.*	237,542
9,400	i2 Technologies, Inc.*	152,656
9,317	Imergent, Inc.	201,247
12,538	InfoSpace, Inc.*	261,041
15,581	Internap Network Services Corp.*	229,664
9,845	Intevac, Inc.*	159,981
23,980	Kulicke & Soffa Industries, Inc.*	224,453
11,461	Liquidity Services, Inc.*	177,187
17,431	Magma Design Automation, Inc.*	258,153
18,712	Marchex, Inc., Class B	252,238
14,426	Mellanox Technologies Ltd. (Israel)*	279,432
22,263	Network Equipment Technologies, Inc.*	210,163
21,274	OPNET Technologies, Inc.*	221,037
18,654	PC Connection, Inc.*	250,710
23,909	Pericom Semiconductor Corp.*	255,348
6,942	SINA Corp. (Cayman Islands)*	298,645
15,062	Smith Micro Software, Inc.*	205,596
6,734	Tech Data Corp.*	252,323
13,091	Veeco Instruments, Inc.*	239,565
6,402	VistaPrint Ltd. (Bermuda)*	218,628
10,641	Vocus, Inc.*	298,906
4,603	WebMD Health Corp., Class A*	210,771
19,131	X-Rite, Inc.	258,269
10,693	Xyratex Ltd. (Bermuda)*	237,705
14,948	Zygo Corp.*	179,675
		9,770,809
	Materials—5.6%
18,889	Buckeye Technologies, Inc.*	289,568
16,213	Chesapeake Corp.	180,775
6,968	Compass Minerals International, Inc.	228,829
16,009	Glatfelter	215,001
11,043	Headwaters, Inc.*	178,124
27,165	Hecla Mining Co.*	213,245
8,269	Koppers Holdings, Inc.	244,514
18,830	Landec Corp.*	216,733
5,077	NewMarket Corp.	235,725
13,963	Olin Corp.	291,408
6,256	Rock-Tenn Co., Class A	192,184
4,611	Schnitzer Steel Industries, Inc., Class A	249,870
13,567	Terra Industries, Inc.*	332,800
16,937	Tronox, Inc., Class A	201,381
		3,270,157

	Telecommunication Services—1.8%
15,052	Alaska Communications Systems Group, Inc.	$216,297
9,481	Atlantic Tele-Network, Inc.	276,656
6,880	Cbeyond, Inc.*	243,346
26,270	Dobson Communications Corp., Class A*	327,061
		1,063,360
	Utilities—1.1%
10,144	Avista Corp.	201,054
8,259	Portland General Electric Co.	222,250
4,884	Suburban Propane Partners L.P.	234,481
		657,785
	Total Common Stocks (Cost $60,005,412)	58,551,427

	Money Market Fund—0.6%
365,858	Liquid Assets Portfolio Private Class** (Cost $365,858)	365,858

	Total Investments (Cost $60,371,270)(a)—100.2%	58,917,285
	Liabilities in excess of other assets—(0.2%)	(116,254)
	Net Assets—100.0%	$58,801,031

*	Non-income producing security.
**	Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,453,985 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,336,678 and aggregate gross unrealized depreciation of $5,790,663.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$55,071,587	93.6%
Bermuda	1,171,073	2.0
Cayman Islands	805,781	1.4
Marshall Islands	624,191	1.1
Israel	578,142	1.0
Singapore	251,456	0.4
Panama	215,796	0.4
Canada	199,259	0.3
Total investments	58,917,285	100.2
Liabilities in excess of other assets	(116,254)	(0.2)
Net Assets	$58,801,031	100.0%

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—7.0%
949	Applebee’s International, Inc.	$23,345
689	Cedar Fair, L.P.	19,795
159	Courier Corp.	5,988
1,850	Family Dollar Stores, Inc.	54,797
2,983	Gannett Co., Inc.	148,852
2,166	Genuine Parts Co.	103,058
3,273	Harley-Davidson, Inc.	187,608
932	Harte-Hanks, Inc.	21,949
289	Haverty Furniture Cos., Inc.	3,222
25,093	Home Depot (The), Inc.	932,707
732	John Wiley & Sons, Inc., Class A	30,956
2,508	Johnson Controls, Inc.	283,780
658	La-Z-Boy, Inc.	6,587
2,221	Leggett & Platt, Inc.	46,041
19,130	Lowe’s Cos., Inc.	535,831
402	Matthews International Corp., Class A	15,381
15,175	McDonald’s Corp.	726,427
4,308	McGraw-Hill (The) Cos., Inc.	260,634
288	Media General, Inc., Class A	8,122
611	Meredith Corp.	34,515
1,829	New York Times (The) Co., Class A	41,811
3,206	Nordstrom, Inc.	152,541
455	Polaris Industries, Inc.	22,459
1,762	Ross Stores, Inc.	50,975
1,663	Sherwin-Williams (The) Co.	115,894
1,060	Stanley Works (The)	58,650
338	Superior Industries International, Inc.	6,253
692	Talbots (The), Inc.	15,909
10,823	Target Corp.	655,549
5,782	TJX (The) Cos., Inc.	160,451
1,416	VF Corp.	121,479
680	Wolverine World Wide, Inc.	18,401
		4,869,967
	Consumer Staples—18.6%
26,734	Altria Group, Inc.	1,777,009
9,528	Anheuser-Busch Cos., Inc.	464,681
8,297	Archer-Daniels-Midland Co.	278,779
5,578	Avon Products, Inc.	200,864
1,446	Brown-Forman Corp., Class B	96,072
836	Church & Dwight Co., Inc.	41,014
1,929	Clorox Co.	116,627
29,407	Coca-Cola (The) Co.	1,532,399
6,482	Colgate-Palmolive Co.	427,812
2,905	Hershey (The) Co.	133,921
1,750	Hormel Foods Corp.	60,235

5,798	Kimberly-Clark Corp.	$390,031
398	Lancaster Colony Corp.	15,411
1,652	McCormick & Co., Inc.	56,432
20,538	PepsiCo, Inc.	1,347,704
40,025	Procter & Gamble (The) Co.	2,475,947
2,705	SUPERVALU, Inc.	112,717
7,855	Sysco Corp.	250,417
704	Tootsie Roll Industries, Inc.	17,621
348	Universal Corp.	19,213
12,630	Walgreen Co.	557,993
52,225	Wal-Mart Stores, Inc.	2,399,739
3,469	Wm. Wrigley Jr. Co.	200,092
		12,972,730
	Energy—8.8%
524	Buckeye Partners L.P.	28,228
27,318	Chevron Corp.	2,329,133
40,660	Exxon Mobil Corp.	3,461,385
1,313	Helmerich & Payne, Inc.	42,502
700	Holly Corp.	47,173
2,873	Kinder Morgan Energy Partners, L.P.	152,212
1,141	TEPPCO Partners, L.P.	49,713
		6,110,346
	Financials—28.6%
310	1st Source Corp.	6,346
6,217	AFLAC, Inc.	324,030
259	Alabama National Bancorp	13,823
1,023	Alfa Corp.	18,117
7,721	Allstate (The) Corp.	410,371
1,296	AMBAC Financial Group, Inc.	87,026
32,974	American International Group, Inc.	2,116,270
275	Anchor BanCorp Wisconsin, Inc.	6,146
1,211	Arthur J. Gallagher & Co.	33,399
1,613	Associated Banc-Corp.	46,358
1,231	Astoria Financial Corp.	28,990
200	BancFirst Corp.	8,082
1,045	BancorpSouth, Inc.	24,401
56,396	Bank of America Corp.	2,674,297
627	Bank of Hawaii Corp.	30,109
738	BankAtlantic Bancorp, Inc., Class A	6,472
165	Banner Corp.	5,052
7,016	BB&T Corp.	262,539
1,785	Brown & Brown, Inc.	45,875
232	Capital City Bank Group, Inc.	6,951
834	CBL & Associates Properties, Inc.	26,596
315	Chemical Financial Corp.	6,861
591	Chittenden Corp.	19,769
5,103	Chubb (The) Corp.	257,242
2,182	Cincinnati Financial Corp.	85,534
62,873	Citigroup, Inc.	2,927,995
619	City National Corp.	43,819
2,025	Colonial BancGroup (The), Inc.	44,165
591	Colonial Properties Trust	20,443

1,945	Comerica, Inc.	$102,424
2,444	Commerce Bancorp, Inc.	81,752
877	Commerce Bancshares, Inc.	38,983
833	Commerce Group (The), Inc.	23,932
380	Community Bank System, Inc.	6,836
315	Community Banks, Inc.	8,196
193	Community Trust Bancorp, Inc.	5,535
1,674	Compass Bancshares, Inc.	115,975
722	Corus Bankshares, Inc.	11,740
752	Cullen/Frost Bankers, Inc.	37,352
1,075	CVB Financial Corp.	10,524
1,740	Duke Realty Corp.	56,881
302	EastGroup Properties, Inc.	12,454
1,598	Eaton Vance Corp.	66,892
729	Erie Indemnity Co., Class A	37,646
329	Essex Property Trust, Inc.	35,394
767	F.N.B. Corp.	11,513
716	Federal Realty Investment Trust	53,800
6,809	Fifth Third Bancorp	251,184
183	First BanCorp	3,310
273	First Busey Corp.	5,285
441	First Charter Corp.	8,128
941	First Commonwealth Financial Corp.	8,921
142	First Community Bancshares, Inc.	3,820
264	First Financial Bankshares, Inc.	9,567
168	First Financial Corp.	3,945
151	First Financial Holdings, Inc.	4,086
210	First Indiana Corp.	6,584
632	First Midwest Bancorp, Inc.	20,787
260	First State Bancorp	4,488
1,023	FirstMerit Corp.	18,752
268	Flushing Financial Corp.	3,999
1,304	Forest City Enterprises, Inc., Class A	70,951
3,173	Franklin Resources, Inc.	404,145
8,409	Freddie Mac	481,583
2,202	Fulton Financial Corp.	29,110
3,115	General Growth Properties, Inc.	149,458
680	Glacier Bancorp, Inc.	12,954
650	Greater Bay Bancorp	17,472
406	Harleysville Group, Inc.	11,372
368	Harleysville National Corp.	5,424
4,038	Hartford Financial Services Group (The), Inc.	370,971
1,425	HCC Insurance Holdings, Inc.	41,724
2,619	Health Care Property Investors, Inc.	71,342
608	Healthcare Realty Trust, Inc.	14,118
209	Heartland Financial USA, Inc.	3,561
467	Hilb Rogal & Hobbs Co.	20,221
423	Home Properties, Inc.	19,585
163	Horizon Financial Corp.	3,187
164	IBERIABANK Corp.	6,911
288	Independent Bank Corp.	3,491
375	Irwin Financial Corp.	4,395
4,949	Keycorp	171,681
3,203	Kimco Realty Corp.	119,568
1,701	Legg Mason, Inc.	153,090
6,747	Lehman Brothers Holdings, Inc.	418,314

841	Lexington Realty Trust	$15,870
1,169	Liberty Property Trust	43,849
3,442	Lincoln National Corp.	207,621
1,363	M&T Bank Corp.	144,873
911	Macerich (The) Co.	66,640
419	MAF Bancorp, Inc.	22,006
238	Mainsource Financial Group, Inc.	3,708
3,293	Marshall & Ilsley Corp.	135,705
1,663	MBIA, Inc.	93,294
695	Mercury General Corp.	35,987
246	Midland (The) Co.	11,690
7,198	National City Corp.	211,549
605	National Penn Bancshares, Inc.	8,942
848	National Retail Properties, Inc.	18,368
2,798	Northern Trust Corp.	174,763
1,010	Nuveen Investments, Inc., Class A	61,751
844	Old National Bancorp	12,154
2,941	Old Republic International Corp.	53,997
167	Old Second Bancorp, Inc.	4,601
161	Omega Financial Corp.	3,858
598	Pacific Capital Bancorp	12,498
185	Park National Corp.	14,698
133	Peoples Bancorp, Inc.	2,982
3,824	People’s United Financial, Inc.	61,643
9,358	Progressive (The) Corp.	196,331
3,262	ProLogis	185,608
891	Protective Life Corp.	38,331
410	Provident Bankshares Corp.	11,767
1,284	Realty Income Corp.	30,135
883	Regency Centers Corp.	57,280
228	Renasant Corp.	4,373
303	RLI Corp.	17,574
311	S&T Bancorp, Inc.	9,666
182	S.Y. Bancorp, Inc.	4,261
200	Sandy Spring Bancorp, Inc.	5,388
244	Seacoast Banking Corp. of Florida	3,911
2,520	SEI Investments Co.	68,695
179	Simmons First National Corp., Class A	4,133
5,229	SLM Corp.	257,110
940	South Financial Group (The), Inc.	20,266
182	Southwest Bancorp, Inc.	3,595
262	Sovran Self Storage, Inc.	11,292
523	State Auto Financial Corp.	13,525
5,055	State Street Corp.	338,837
237	Sterling Bancorp	3,448
929	Sterling Bancshares, Inc.	9,671
378	Sterling Financial Corp.	6,324
232	Sun Communities, Inc.	6,315
4,437	SunTrust Banks, Inc.	347,417
663	Susquehanna Bancshares, Inc.	11,470
4,162	Synovus Financial Corp.	116,370
3,370	T. Rowe Price Group, Inc.	175,678
398	Tanger Factory Outlet Centers, Inc.	13,305
681	Taubman Centers, Inc.	32,749
1,614	TCF Financial Corp.	39,688
840	Transatlantic Holdings, Inc.	61,446

739	Trustmark Corp.	$18,497
21,964	U.S. Bancorp	657,822
1,727	UDR, Inc.	39,876
535	UMB Financial Corp.	19,977
549	United Bankshares, Inc.	15,290
150	Universal Health Realty Income Trust	4,388
1,526	Valley National Bancorp	32,305
1,930	Vornado Realty Trust	206,568
1,110	Washington Federal, Inc.	25,008
11,292	Washington Mutual, Inc.	423,789
593	Washington Real Estate Investment Trust	17,695
169	Washington Trust Bancorp, Inc.	4,007
695	Webster Financial Corp.	30,205
1,099	Weingarten Realty Investors	40,234
42,674	Wells Fargo & Co.	1,441,101
266	WesBanco, Inc.	5,865
90	Wesco Financial Corp.	35,681
200	West Coast Bancorp	5,236
378	Westamerica Bancorp	15,472
859	Whitney Holding Corp.	21,466
874	Wilmington Trust Corp.	34,034
		19,885,913
	Health Care—11.6%
19,579	Abbott Laboratories	992,460
576	Arrow International, Inc.	25,453
787	Beckman Coulter, Inc.	55,735
3,114	Becton, Dickinson & Co.	237,785
1,314	C.R. Bard, Inc.	103,110
4,889	Cardinal Health, Inc.	321,354
1,931	DENTSPLY International, Inc.	70,462
14,414	Eli Lilly & Co.	779,653
782	Hillenbrand Industries, Inc.	49,297
36,817	Johnson & Johnson	2,227,428
14,495	Medtronic, Inc.	734,462
505	Meridian Bioscience, Inc.	11,277
89,207	Pfizer, Inc.	2,097,257
5,200	Stryker Corp.	324,636
419	West Pharmaceutical Services, Inc.	19,391
		8,049,760
	Industrials—12.7%
9,098	3M Co.	808,994
392	A.O. Smith Corp.	19,032
632	ABM Industries, Inc.	15,901
1,248	Avery Dennison Corp.	76,552
181	Badger Meter, Inc.	6,091
687	Brady Corp., Class A	24,038
629	Briggs & Stratton Corp.	17,838
789	Carlisle Cos., Inc.	35,726
8,140	Caterpillar, Inc.	641,432
2,017	Cintas Corp.	73,742
633	Clarcor, Inc.	22,022
3,917	Danaher Corp.	292,522

1,008	Donaldson Co., Inc.	$36,681
2,600	Dover Corp.	132,600
10,108	Emerson Electric Co.	475,784
2,709	Expeditors International of Washington, Inc.	121,038
294	Franklin Electric Co., Inc.	13,695
5,146	General Dynamics Corp.	404,270
89,717	General Electric Co.	3,477,430
170	Gorman-Rupp (The) Co.	4,877
1,070	Harsco Corp.	56,346
609	HNI Corp.	24,865
7,076	Illinois Tool Works, Inc.	389,534
273	LSI Industries, Inc.	4,551
4,801	Masco Corp.	130,635
320	Mcgrath Rentcorp.	9,574
457	Mine Safety Appliances Co.	20,862
105	NACCO Industries, Inc., Class A	13,810
428	Nordson Corp.	19,585
1,472	Parker Hannifin Corp.	145,257
1,268	Pentair, Inc.	45,902
2,792	Pitney Bowes, Inc.	128,711
230	Raven Industries, Inc.	7,825
1,122	Roper Industries, Inc.	67,298
498	Teleflex, Inc.	38,062
239	Tennant Co.	9,213
12,606	United Technologies Corp.	919,860
241	Universal Forest Products, Inc.	9,534
1,062	W.W. Grainger, Inc.	92,776
		8,834,465
	Information Technology—3.8%
7,032	Automatic Data Processing, Inc.	326,425
836	Diebold, Inc.	42,360
17,286	International Business Machines Corp.	1,912,696
1,140	Jack Henry & Associates, Inc.	27,383
3,226	Linear Technology Corp.	115,007
4,858	Paychex, Inc.	201,024
		2,624,895
	Materials—2.5%
2,747	Air Products & Chemicals, Inc.	237,258
1,218	Albemarle Corp.	49,000
873	AptarGroup, Inc.	31,777
1,329	Bemis Co., Inc.	39,166
3,138	Ecolab, Inc.	132,141
772	H.B. Fuller Co.	21,330
542	Martin Marietta Materials, Inc.	74,254
447	Myers Industries, Inc.	9,561
3,835	Nucor Corp.	192,517
2,087	PPG Industries, Inc.	159,175
4,066	Praxair, Inc.	311,538
2,725	Rohm & Haas Co.	154,017
1,537	RPM International, Inc.	36,135
1,669	Sigma-Aldrich Corp.	75,639
1,271	Sonoco Products Co.	46,608

1,275	Valspar (The) Corp.	$35,177
1,211	Vulcan Materials Co.	115,917
		1,721,210
	Telecommunication Services—4.5%
78,368	AT&T, Inc.	3,068,891
1,392	CenturyTel, Inc.	63,851
		3,132,742
	Utilities—1.7%
217	American States Water Co.	8,005
1,685	Aqua America, Inc.	36,868
1,129	Atmos Energy Corp.	31,691
479	Black Hills Corp.	17,867
263	California Water Service Group	9,731
3,438	Consolidated Edison, Inc.	150,172
912	Energen Corp.	48,254
5,166	FPL Group, Inc.	298,233
962	Integrys Energy Group, Inc.	47,609
2,311	MDU Resources Group, Inc.	62,998
270	MGE Energy, Inc.	8,103
1,061	National Fuel Gas Co.	45,994
356	New Jersey Resources Corp.	16,732
378	Otter Tail Corp.	11,136
939	Piedmont Natural Gas Co., Inc.	21,775
1,274	Pinnacle West Capital Corp.	47,750
3,278	Progress Energy, Inc.	143,117
2,191	Questar Corp.	112,815
233	SJW Corp.	6,708
306	Southwest Water Co.	4,048
1,350	UGI Corp.	34,844
972	Vectren Corp.	24,271
626	WGL Holdings, Inc.	18,742
		1,207,463
	Total Common Stocks (Cost $66,006,450)	69,409,491

	Money Market Fund—0.2%
165,475	Liquid Assets Portfolio Private Class* (Cost $165,475)	165,475

	Total Investments (Cost $66,171,925)(a)—100.0%	69,574,966
	Liabilities in excess of other assets—(0.0%)	(25,319)
	Net Assets—100.0%	$69,549,647

*Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $3,403,041 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,149,579 and aggregate gross unrealized depreciation of $1,746,538.

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—3.2%
685,872	La-Z-Boy, Inc.	$6,865,578
259,817	Superior Industries International, Inc.	4,806,615
		11,672,193
	Consumer Staples—3.3%
101,576	Altria Group, Inc.	6,751,756
93,612	Universal Corp.	5,168,319
		11,920,075
	Financials—64.2%
274,864	Arthur J. Gallagher & Co.	7,580,749
221,355	Associated Banc-Corp.	6,361,743
162,725	Bank of America Corp.	7,716,420
184,966	BB&T Corp.	6,921,428
150,976	Citigroup, Inc.	7,030,952
136,685	Comerica, Inc.	7,197,832
202,996	Commerce Group (The), Inc.	5,832,075
374,519	Community Bank System, Inc.	6,737,597
594,674	Corus Bankshares, Inc.	9,669,399
628,156	F.N.B. Corp.	9,428,622
193,265	Fifth Third Bancorp	7,129,546
405,855	First BanCorp.	7,341,917
1,110,452	First Commonwealth Financial Corp.	10,527,086
498,215	FirstMerit Corp.	9,132,281
528,837	Fulton Financial Corp.	6,991,225
592,106	Harleysville National Corp.	8,727,642
204,592	KeyCorp	7,097,296
123,354	Mercury General Corp.	6,387,270
263,996	National City Corp.	7,758,842
633,591	Old National Bancorp	9,123,710
323,275	Omega Financial Corp.	7,745,669
93,600	Park National Corp.	7,436,520
219,325	Provident Bankshares Corp.	6,294,628
191,051	S&T Bancorp, Inc.	5,937,865
576,050	Sterling Bancorp	8,381,528
416,211	Susquehanna Bancshares, Inc.	7,200,450
237,518	TCF Financial Corp.	5,840,568
272,962	U.S. Bancorp	8,175,212
253,525	Washington Federal, Inc.	5,711,918
224,876	Washington Mutual, Inc.	8,439,596
253,711	Whitney Holding Corp.	6,340,238
		232,197,824

	Health Care—2.1%
321,445	Pfizer, Inc.	$7,557,172

	Industrials—1.1%
79,994	Emerson Electric Co.	3,765,318

	Materials—1.4%
220,463	RPM International, Inc.	5,183,085

	Telecommunication Services—1.6%
146,807	AT&T, Inc.	5,748,962

	Utilities—22.9%
252,216	Atmos Energy Corp.	7,079,703
151,878	Black Hills Corp.	5,665,049
198,345	Consolidated Edison, Inc.	8,663,710
178,533	Integrys Energy Group, Inc.	8,835,598
240,386	MGE Energy, Inc.	7,213,984
208,974	Otter Tail Corp.	6,156,374
291,125	Piedmont Natural Gas Co., Inc.	6,751,189
231,951	Pinnacle West Capital Corp.	8,693,523
203,696	Progress Energy, Inc.	8,893,367
311,580	Vectren Corp.	7,780,153
235,973	WGL Holdings, Inc.	7,065,032
		82,797,682
	Total Common Stocks (Cost $413,495,360)	360,842,311

	Money Market Fund—0.0%
86,348	Liquid Assets Portfolio Private Class* (Cost $86,348)	86,348

	Total Investments (Cost $413,581,708)(a)—99.8%	360,928,659
	Other assets less liabilities—0.2%	606,484
	Net Assets—100.0%	$361,535,143

*Affiliated investment.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $52,653,049 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,907,727 and aggregate gross unrealized depreciation of $57,560,776.

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—14.3%
2,260	Applebee’s International, Inc.	$55,596
379	Courier Corp.	14,273
7,797	Harley-Davidson, Inc.	446,924
2,220	Harte-Hanks, Inc.	52,281
43,636	Home Depot (The), Inc.	1,621,950
1,744	John Wiley & Sons, Inc., Class A	73,754
45,567	Lowe’s Cos., Inc.	1,276,332
32,888	McDonald’s Corp.	1,574,349
1,083	Polaris Industries, Inc.	53,457
4,197	Ross Stores, Inc.	121,419
13,772	TJX (The) Cos., Inc.	382,173
1,619	Wolverine World Wide, Inc.	43,810
		5,716,318
	Consumer Staples—5.5%
18,709	Sysco Corp.	596,443
34,907	Wal-Mart Stores, Inc.	1,603,977
		2,200,420
	Energy—1.2%
1,667	Holly Corp.	112,339
6,844	Kinder Morgan Energy Partners, L.P.	362,595
		474,934
	Financials—44.1%
14,809	AFLAC, Inc.	771,845
618	Alabama National Bancorp	32,983
24,535	American International Group, Inc.	1,574,656
655	Anchor BanCorp Wisconsin, Inc.	14,639
2,885	Arthur J. Gallagher & Co.	79,568
2,932	Astoria Financial Corp.	69,049
477	BancFirst Corp.	19,276
33,824	Bank of America Corp.	1,603,933
394	Banner Corp.	12,064
4,251	Brown & Brown, Inc.	109,251
34,141	Citigroup, Inc.	1,589,946
1,475	City National Corp.	104,415
5,820	Commerce Bancorp, Inc.	194,679
1,720	Corus Bankshares, Inc.	27,967
2,562	CVB Financial Corp.	25,082
3,807	Eaton Vance Corp.	159,361
1,736	Erie Indemnity Co., Class A	89,647
16,219	Fifth Third Bancorp	598,319
436	First Bancorp	7,887

619	First State Bancorp	$10,684
639	Flushing Financial Corp.	9,534
3,106	Forest City Enterprises, Inc., Class A	168,997
20,029	Freddie Mac	1,147,061
1,621	Glacier Bancorp, Inc.	30,880
1,548	Greater Bay Bancorp	41,610
3,394	HCC Insurance Holdings, Inc.	99,376
390	IBERIABANK Corp.	16,435
685	Independent Bank Corp.	8,302
894	Irwin Financial Corp.	10,478
4,053	Legg Mason, Inc.	364,770
16,070	Lehman Brothers Holdings, Inc.	996,340
3,247	M&T Bank Corp.	345,124
998	MAF Bancorp, Inc.	52,415
1,656	Mercury General Corp.	85,748
2,405	Nuveen Investments, Inc., Class A	147,042
7,006	Old Republic International Corp.	128,630
397	Old Second Bancorp, Inc.	10,937
1,424	Pacific Capital Bancorp	29,762
9,108	People’s United Financial, Inc.	146,821
976	Provident Bankshares Corp.	28,011
434	S.Y. Bancorp, Inc.	10,160
476	Sandy Spring Bancorp, Inc.	12,823
6,002	SEI Investments Co.	163,615
12,456	SLM Corp.	612,462
434	Southwest Bancorp, Inc.	8,572
1,245	State Auto Financial Corp.	32,196
12,041	State Street Corp.	807,108
565	Sterling Bancorp	8,221
9,913	Synovus Financial Corp.	277,167
8,027	T. Rowe Price Group, Inc.	418,448
3,844	TCF Financial Corp.	94,524
1,760	Trustmark Corp.	44,053
52,318	U.S. Bancorp	1,566,924
26,898	Washington Mutual, Inc.	1,009,482
47,784	Wells Fargo & Co.	1,613,665
477	West Coast Bancorp	12,488
900	Westamerica Bancorp	36,837
		17,692,269
	Health Care—17.4%
1,371	Arrow International, Inc.	60,584
7,417	Becton, Dickinson & Co.	566,362
11,646	Cardinal Health, Inc.	765,492
26,830	Johnson & Johnson	1,623,214
31,561	Medtronic, Inc.	1,599,196
1,203	Meridian Bioscience, Inc.	26,863
67,407	Pfizer, Inc.	1,584,739
12,385	Stryker Corp.	773,196
		6,999,646
	Industrials—9.7%
4,803	Cintas Corp.	175,598
9,330	Danaher Corp.	696,764

2,401	Donaldson Co., Inc.	$87,372
6,453	Expeditors International of Washington, Inc.	288,320
701	Franklin Electric Co., Inc.	32,653
16,855	Illinois Tool Works, Inc.	927,868
651	LSI Industries, Inc.	10,852
763	McGrath Rentcorp.	22,829
1,088	Mine Safety Appliances Co.	49,667
548	Raven Industries, Inc.	18,643
21,880	United Technologies Corp.	1,596,584
		3,907,150
	Information Technology—4.0%
16,750	Automatic Data Processing, Inc.	777,536
2,715	Jack Henry & Associates, Inc.	65,214
7,685	Linear Technology Corp.	273,970
11,572	Paychex, Inc.	478,849
		1,595,569
	Materials—3.6%
2,080	AptarGroup, Inc.	75,712
9,135	Nucor Corp.	458,577
9,684	Praxair, Inc.	741,988
3,976	Sigma-Aldrich Corp.	180,192
		1,456,469
	Total Common Stocks (Cost $40,042,874)	40,042,775

	Money Market Fund—0.2%
70,890	Liquid Assets Portfolio Private Class* (Cost $70,890)	70,890

	Total Investments (Cost $40,113,764)(a)—100.0%	40,113,665
	Liabilities in excess of other assets—(0.0%)	(97)
	Net Assets—100.0%	$40,113,568

* Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $99 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,900,872 and aggregate gross unrealized depreciation of $1,900,971.

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—9.4%
202,713	Honda Motor Co. Ltd. ADR	$7,301,722
108,694	Luxottica Group SpA ADR	3,917,332
792,919	Pearson PLC ADR	12,678,776
133,058	Publicis Groupe ADR	5,628,353
252,231	Reed Elsevier NV ADR	9,269,489
178,735	Reed Elsevier PLC ADR	8,824,147
205,504	Thomson (The) Corp.	8,551,021
64,215	WPP Group PLC ADR	4,594,583
		60,765,423
	Consumer Staples—9.8%
177,254	British American Tobacco PLC ADR	11,537,463
31,069	Bunge Ltd.	2,815,162
147,958	Cadbury Schweppes PLC ADR	7,357,951
130,402	Diageo PLC ADR	10,651,235
107,212	Imperial Tobacco Group PLC ADR	9,398,204
357,241	Unilever NV	10,810,113
333,569	Unilever PLC ADR	10,404,017
		62,974,145
	Energy—11.8%
39,655	BG Group PLC ADR	3,218,003
174,821	BP PLC ADR	12,132,577
25,703	Canadian Natural Resources Ltd.	1,758,342
362,144	Enbridge, Inc.	12,819,898
57,178	Imperial Oil Ltd.	2,679,933
212,654	Norsk Hydro ASA ADR	8,204,191
262,436	Sasol Ltd. ADR	9,870,218
380,642	TransCanada Corp.	13,779,241
134,288	Yanzhou Coal Mining Co. Ltd. ADR	11,962,375
		76,424,778
	Financials—36.9%
252,526	ABN AMRO Holding NV ADR	12,575,795
103,083	ACE Ltd.	5,949,951
268,835	Allianz SE ADR	5,699,302
201,655	Allied Irish Banks PLC ADR	10,532,441
461,890	Banco Bilbao Vizcaya Argentaria S.A. ADR	11,279,354
609,546	Banco Santander Central Hispanic S.A. ADR	11,337,556
191,215	Bank of Ireland ADR	14,341,125
226,063	Bank of Montreal	14,131,198
269,253	Bank of Nova Scotia	12,525,650
287,906	Barclays PLC ADR	16,119,857

364,063	Brookfield Properties Corp.	$8,227,824
133,771	Canadian Imperial Bank of Commerce	11,640,752
124,890	Credicorp Ltd.	8,035,423
44,117	Everest Re Group Ltd.	4,334,495
184,156	HSBC Holdings PLC ADR	17,155,972
220,607	Manulife Financial Corp.	8,060,980
144,140	Max Capital Group Ltd.	3,763,495
12,264	ORIX Corp. ADR	1,485,661
107,077	PartnerRe Ltd.	7,605,679
88,660	RenaissanceRe Holdings Ltd.	5,097,950
230,429	Royal Bank of Canada	11,761,096
196,432	Sun Life Financial, Inc.	9,358,020
161,024	Toronto-Dominion (The) Bank	10,324,859
154,371	Westpac Banking Corp. ADR	17,065,714
		238,410,149
	Health Care—1.9%
80,042	Fresenius Medical Care AG ADR	3,769,978
28,969	Novo-Nordisk A/S ADR	3,039,138
53,845	Smith & Nephew PLC ADR	3,218,316
60,658	Teva Pharmaceutical Industries Ltd. ADR	2,548,849
		12,576,281
	Industrials—5.8%
107,702	Canadian National Railway Co.	5,614,505
998,740	Tomkins PLC ADR	18,227,005
727,920	Volvo AB ADR*	13,415,566
		37,257,076
	Information Technology—8.3%
95,355	Canon, Inc. ADR	5,061,443
57,873	Dassault Systemes S.A. ADR	3,481,640
30,664	KYOCERA Corp. ADR	2,946,810
2,837,253	Nam Tai Electronics, Inc.	36,572,192
65,605	SAP AG ADR	3,537,422
74,158	Satyam Computer Services Ltd. ADR	1,977,052
		53,576,559
	Materials—4.9%
82,360	Akzo Nobel NV ADR	6,750,226
74,121	BHP Billiton Ltd. ADR	4,727,437
148,180	Compania de Minas Buenaventura SA ADR	5,913,864
114,234	CRH PLC ADR	5,125,680
81,459	Hanson PLC ADR	8,998,775
		31,515,982
	Telecommunication Services—2.9%
18,358	America Movil SAB de CV ADR	1,099,277
520,622	NTT DoCoMo, Inc. ADR	7,189,790
30,922	Rostelecom ADR	1,762,554
274,532	Vodafone Group PLC ADR	8,332,046
		18,383,667

	Utilities—7.8%
107,649	Consolidated Water Co., Inc.	$3,116,439
149,156	E.ON AG ADR	7,805,333
268,997	Endesa SA ADR	14,525,838
252,290	Huaneng Power International, Inc. ADR	11,297,546
193,045	National Grid PLC ADR	13,721,639
		50,466,795
	Total Investments (Cost $604,899,004)(a)—99.5%	642,350,855
	Other assets less liabilities—0.5%	2,979,993
	Net Assets—100.0%	$645,330,848

ADR – American Depositary Receipt.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007 net unrealized appreciation was $37,451,851 based on cost for Federal income tax purposes.  This consisted of aggregate gross appreciation of $50,097,969 and aggregate gross depreciation of $12,646,118.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$176,570,566	27.3%
Canada	131,233,319	20.3
Netherlands	39,405,623	6.1
Spain	37,142,748	5.7
British Virgin Islands	36,572,192	5.7
Bermuda	31,652,204	5.0
Ireland	29,999,246	4.6
Japan	23,985,426	3.7
China	23,259,921	3.6
Australia	21,793,151	3.4
Germany	20,812,035	3.2
Sweden	13,415,566	2.1
South Africa	9,870,218	1.5
France	9,109,993	1.4
Cayman Islands	9,066,390	1.4
Norway	8,204,191	1.3
Peru	5,913,864	0.9
Italy	3,917,332	0.6
Denmark	3,039,138	0.5
Israel	2,548,849	0.4
India	1,977,052	0.3
Russia	1,762,554	0.3
Mexico	1,099,277	0.2
Total investments	642,350,855	99.5
Other assets less liabilities	2,979,993	0.5
Net Assets	$645,330,848	100.0%

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—26.7%
3,238	American Greetings Corp., Class A	$80,076
1,333	Audiovox Corp., Class A*	13,490
4,577	Autoliv, Inc.	255,992
11,771	AutoNation, Inc.*	229,299
3,921	AutoZone, Inc.*	497,222
15,813	Bed Bath & Beyond, Inc.*	547,762
5,154	Belo Corp., Class A	92,257
3,834	Black & Decker Corp.	331,909
913	Blue Nile, Inc.*	69,032
3,418	Borders Group, Inc.	55,918
1,549	Brookfield Homes Corp.	32,839
1,424	CBRL Group, Inc.	54,724
6,981	Centex Corp.	260,461
28,851	Clear Channel Communications, Inc.	1,064,602
2,110	Columbia Sportswear Co.	132,297
5,035	Corinthian Colleges, Inc.*	67,821
372	CPI Corp.	21,851
2,506	Cumulus Media, Inc., Class A*	26,463
71,137	DIRECTV Group (The), Inc.*	1,594,181
1,898	Dover Downs Gaming & Entertainment, Inc.	22,852
221	Duckwall-ALCO Stores, Inc.*	8,752
2,352	Entercom Communications Corp., Class A	53,108
6,052	Entravision Communications Corp., Class A*	56,647
2,811	Furniture Brands International, Inc.	30,977
47,425	Gap (The), Inc.	815,710
8,296	Gentex Corp.	163,763
14,969	Harley-Davidson, Inc.	858,023
4,266	Harte-Hanks, Inc.	100,464
9,269	Hasbro, Inc.	259,717
1,818	Hibbett Sports, Inc.*	46,595
1,015	IHOP Corp.	66,208
2,367	ITT Educational Services, Inc.*	250,097
1,647	Jackson Hewitt Tax Service, Inc.	44,798
6,327	Jones Apparel Group, Inc.	157,922
5,202	KB Home	165,476
1,503	Kellwood Co.	38,537
18,749	Kohl’s Corp.*	1,139,939
21,887	Marriott International, Inc., Class A	909,405
4,956	Marvel Entertainment, Inc.*	120,084
22,866	Mattel, Inc.	523,860
19,740	McGraw-Hill (The) Cos., Inc.	1,194,270
6,390	Mediacom Communications Corp., Class A*	57,893
859	Midas, Inc.*	15,608
1,834	Nautilus, Inc.	18,047
325	NVR, Inc.*	188,006
15,861	Office Depot, Inc.*	395,891
19,103	Omnicom Group, Inc.	990,873

4,091	Pacific Sunwear Of California*	$73,720
2,078	Polaris Industries, Inc.	102,570
769	Pre-Paid Legal Services, Inc.	40,526
2,024	Progressive Gaming International Corp.*	10,322
5,746	Radio One, Inc., Class D*	34,993
3,157	Ruby Tuesday, Inc.	70,243
2,446	Ryland Group, Inc.	81,330
1,387	Salem Communications Corp., Class A*	11,776
499	Smith & Wollensky Restaurant Group (The), Inc.*	5,299
3,746	Sonic Corp.*	77,392
1,096	Standard Motor Products, Inc.	13,645
3,763	Standard-Pacific Corp.	55,730
606	Stanley Furniture Co., Inc.	10,126
3,330	Station Casinos, Inc.	288,145
6,160	Stewart Enterprises, Inc., Class A	43,182
1,318	Sturm, Ruger & Co., Inc.*	25,741
4,664	Sun-Times Media Group, Inc., Class A*	19,542
387	Superior Uniform Group, Inc.	4,787
4,826	Tempur-Pedic International, Inc.	150,330
3,603	Timberland Co., Class A*	85,643
219,650	Time Warner, Inc.	4,230,460
6,862	Tribune Co.	191,862
40,063	Viacom, Inc., Class B*	1,534,414
2,441	WCI Communities, Inc.*	21,554
4,573	Weight Watchers International, Inc.	221,882
30,247	Yum! Brands, Inc.	969,114
		22,496,046
	Consumer Staples—3.1%
22,529	Campbell Soup Co.	829,743
1,112	Chattem, Inc.*	62,450
3,308	Energizer Holdings, Inc.*	333,777
11,286	Estee Lauder (The) Cos., Inc., Class A	508,096
13,294	Hershey (The) Co.	612,853
1,820	Lancaster Colony Corp.	70,470
2,054	Performance Food Group Co.*	58,868
1,572	Ralcorp Holdings, Inc.*	81,681
		2,557,938
	Energy—8.6%
18,619	Baker Hughes, Inc.	1,471,832
17,050	BJ Services Co.	445,858
50,262	Exxon Mobil Corp.	4,278,804
3,202	Holly Corp.	215,783
9,109	Patterson-UTI Energy, Inc.	208,596
866	Petroleum Development Corp.*	34,934
7,060	Sunoco, Inc.	471,043
1,756	Universal Compression Holdings, Inc.*	128,258
		7,255,108
	Financials—12.6%
1,945	Affiliated Managers Group, Inc.*	219,785
652	American Physicians Capital, Inc.*	24,724

6,851	AmeriCredit Corp.*	$139,349
2,017	Asset Acceptance Capital Corp.*	27,996
1,017	Associated Estates Realty Corp.	13,018
7,036	Assurant, Inc.	356,866
5,632	Astoria Financial Corp.	132,634
1,091	Beverly Hills Bancorp, Inc.	8,161
385	Camden National Corp.	13,783
3,323	Erie Indemnity Co., Class A	171,600
599	Federal Agricultural Mortgage Corp., Class C	16,760
198	First Federal Bankshares, Inc.	3,683
2,262	First Financial Bancorp	27,664
1,637	GAMCO Investors, Inc., Class A	85,026
25,298	Genworth Financial, Inc., Class A	772,095
18,825	Goldman Sachs Group (The), Inc.	3,545,500
2,992	Hanover Insurance Group (The), Inc.	131,319
1,429	Housevalues, Inc.*	5,930
30,991	Hudson City Bancorp, Inc.	378,710
10,791	Janus Capital Group, Inc.	324,377
1,603	KNBT Bancorp, Inc.	21,079
76	MFB Corp.	2,651
4,828	MGIC Investment Corp.	186,650
147	Monarch Community Bancorp, Inc.	1,785
15,930	Moody’s Corp.	857,034
78	North Central Bancshares, Inc.	3,120
4,618	Nuveen Investments, Inc., Class A	282,345
311	Oak Hill Financial, Inc.	8,776
2,527	Partners Trust Financial Group, Inc.	30,223
1,096	Piper Jaffray Cos.*	52,520
106	Provident Community Bancshares, Inc.	2,253
3,698	Provident Financial Services, Inc.	52,142
27,044	Prudential Financial, Inc.	2,396,910
1,135	QC Holdings, Inc.	15,402
212	Team Financial, Inc.	2,972
5,558	Torchmark Corp.	342,039
		10,656,881
	Health Care—14.8%
3,484	Advanced Medical Optics, Inc.*	105,321
29,728	Aetna, Inc.	1,429,025
557	America Service Group, Inc.*	9,324
11,102	AmerisourceBergen Corp.	523,015
67,431	Amgen, Inc.*	3,623,742
2,589	AMICAS, Inc.*	9,165
10,746	Applera Corp. - Applied Biosystems Group	335,490
2,535	Apria Healthcare Group, Inc.*	66,468
22,410	Cardinal Health, Inc.	1,473,009
3,911	Charles River Laboratories International, Inc.*	200,165
16,745	CIGNA Corp.	864,712
1,644	Conmed Corp.*	45,868
15,036	Express Scripts, Inc.*	753,755
18,595	Forest Laboratories, Inc.*	747,519
9,997	Hlth Corp.*	126,562
11,407	IMS Health, Inc.	320,879
2,719	Invitrogen Corp.*	195,224
6,837	Laboratory Corp. of America Holdings*	504,912

4,252	Manor Care, Inc.	$269,364
6,967	PerkinElmer, Inc.	193,892
1,322	PolyMedica Corp.	53,396
3,085	Savient Pharmaceuticals, Inc.*	36,526
3,789	STERIS Corp.	103,629
5,865	Waters Corp.*	341,695
5,959	Watson Pharmaceuticals, Inc.*	181,273
		12,513,930
	Industrials—6.5%
208	Aerosonic Corp.*	1,518
1,705	Albany International Corp., Class A	63,903
1,924	Alliant Techsystems, Inc.*	190,688
1,605	Bowne & Co., Inc.	27,831
2,819	Brink’s (The) Co.	172,382
3,783	CBIZ, Inc.*	25,762
2,657	Con-way, Inc.	131,229
2,075	Diamond Management & Technology Consultants, Inc.	22,431
1,379	Dollar Thrifty Automotive Group*	50,913
3,452	Dun & Bradstreet (The) Corp.	337,468
863	Exponent, Inc.*	19,651
957	GP Strategies Corp.*	10,316
1,046	Heidrick & Struggles International, Inc.*	56,212
3,691	Herman Miller, Inc.	112,686
2,785	HNI Corp.	113,712
981	Innovative Solutions & Support, Inc.*	17,491
8,212	JB Hunt Transport Services, Inc.	229,361
6,316	Joy Global, Inc.	312,579
4,464	Kansas City Southern*	154,053
2,886	Knoll, Inc.	57,172
495	Lawson Products	17,384
22,000	Masco Corp.	598,620
1,165	NCI Building Systems, Inc.*	56,339
1,957	Nordson Corp.	89,552
162	Paragon Technologies, Inc.*	1,192
312	Preformed Line Products Co.	14,801
11,252	Republic Services, Inc.	359,501
8,911	Rockwell Automation, Inc.	623,681
3,481	Ryder System, Inc.	189,262
3,279	Spherion Corp.*	28,954
3,319	SPX Corp.	311,555
7,258	Textron, Inc.	819,356
2,308	Toro (The) Co.	129,756
880	U.S. Xpress Enterprises, Inc., Class A*	15,523
1,626	United Stationers, Inc.*	103,641
		5,466,475
	Information Technology—22.8%
4,635	Acxiom Corp.	116,617
4,015	ADTRAN, Inc.	104,751
1,581	Advent Software, Inc.*	60,125
23,042	Agilent Technologies, Inc.*	879,052
19,035	Analog Devices, Inc.	674,791
80,378	Applied Materials, Inc.	1,771,530

1,998	ATMI, Inc.*	$57,902
22,785	BEA Systems, Inc.*	282,078
361	Blonder Tongue Laboratories, Inc.*	578
11,669	BMC Software, Inc.*	335,134
30,719	CA, Inc.	770,433
2,571	Cognex Corp.	54,068
10,111	Computer Sciences Corp.*	562,980
17,582	Compuware Corp.*	164,040
518	Cyberoptics Corp.*	6,465
3,825	Diebold, Inc.	193,813
3,751	DST Systems, Inc.*	284,588
7,167	EarthLink, Inc.*	49,811
121,975	EMC Corp.*	2,257,756
3,333	Fair Isaac Corp.	130,854
9,780	Fiserv, Inc.*	483,328
3,854	Flir Systems, Inc.*	168,227
1,422	Gevity HR, Inc.	21,373
7,858	Intersil Corp., Class A	229,847
5,501	Lexmark International, Inc., Class A*	217,510
4,510	Micrel, Inc.	46,679
145,852	Microsoft Corp.	4,228,248
721	MicroStrategy, Inc., Class A*	52,712
1,033	MTS Systems Corp.	43,128
15,846	National Semiconductor Corp.	411,838
2,647	NMS Communications Corp.*	4,315
20,214	Novell, Inc.*	135,636
7,344	Novellus Systems, Inc.*	209,451
841	Numerex Corp., Class A*	9,461
741	Overland Storage, Inc.*	1,675
465	Perceptron, Inc.*	4,557
5,327	Polycom, Inc.*	164,977
1,687	Renaissance Learning, Inc.	19,097
1,776	Selectica, Inc.*	2,948
2,079	Sigmatel, Inc.*	6,778
1,088	SM&A*	7,649
52,450	Symantec Corp.*	1,007,040
317	TESSCO Technologies, Inc.*	6,340
83,367	Texas Instruments, Inc.	2,933,684
886	Travelzoo, Inc.*	18,305
2,614	Websense, Inc.*	52,175
		19,244,344
	Materials—2.7%
1,584	A. Schulman, Inc.	36,780
440	AEP Industries, Inc.*	17,442
3,649	Ashland, Inc.	222,808
2,386	Cleveland-Cliffs, Inc.	165,278
2,791	Eagle Materials, Inc.	122,050
389	Friedman Industries, Inc.	3,501
25,360	International Paper Co.	940,096
7,587	Pactiv Corp.*	239,825
5,538	Vulcan Materials Co.	530,097
		2,277,877

	Telecommunication Services—1.1%
6,372	CenturyTel, Inc.	$292,284
16,539	Crown Castle International Corp.*	599,538
4,771	IDT Corp., Class B	47,615
		939,437
	Utilities—1.1%
592	Central Vermont Public Service Corp.	20,128
20,428	PG&E Corp.	874,523
		894,651
	Total Investments (Cost $86,953,523)(a)—100.0%	84,302,687
	Other assets less liabilities—0.0%	9,581
	Net Assets—100.0%	$84,312,268

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $2,650,836 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,832,710 and aggregate gross unrealized depreciation of $5,483,546.

PowerShares Financial Preferred Portfolio

Schedule of Investments

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Preferred Stocks—100.2%
	Banks—36.8%
113,289	Abbey National PLC, 7.38%, Series C (United Kingdom)	$2,839,022
210,173	Bank of America Corp., 6.20%, Series D	5,254,325
210,082	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	5,231,042
328,459	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	7,633,387
193,659	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	4,217,893
125,157	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	2,912,403
228,098	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	5,415,047
210,568	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	5,087,323
152,528	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	3,822,352
		42,412,794
	Diversified Financial Services—20.7%
208,125	CIT Group, Inc., 6.35%, Series A	5,049,113
211,499	Goldman Sachs Group, Inc., 6.20%, Series B	5,181,726
130,841	HSBC Finance Corp., 6.36%	3,256,632
210,032	Lehman Brothers Holdings, 6.50%	5,292,806
207,296	Merrill Lynch & Co., Inc., 6.38%, Series 3	5,113,992
		23,894,269
	Insurance—42.7%
211,645	ACE Ltd., 7.80%, Series C (Cayman Islands)	5,388,482
158,377	Aegon NV, 6.38% (Netherlands)	3,759,870
66,822	Aegon NV, 6.50% (Netherlands)	1,602,392
208,618	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	5,215,450
158,928	ING Groep NV, 6.13% (Netherlands)	3,648,987
113,494	ING Groep NV, 6.20% (Netherlands)	2,655,760
181,148	ING Groep NV, 7.05% (Netherlands)	4,543,192
249,479	ING Groep NV, 7.20% (Netherlands)	6,299,344
224,528	MetLife, Inc., 6.50%, Series B	5,608,709
210,032	PartnerRe Ltd., 6.75%, Series C (Bermuda)	5,042,868
68,589	Prudential PLC, 6.50% (United Kingdom)	1,677,687
151,697	Prudential PLC, 6.75% (United Kingdom)	3,710,509
		49,153,250
	Total Preferred Stocks (Cost $121,908,091)	115,460,313

	Money Market Fund—0.2%
197,500	Liquid Assets Portfolio Private Class* (Cost $197,500)	197,500

	Total Investments (Cost $122,105,591)(a)—100.4%	115,657,813
	Liabilities in excess of other assets—(0.4%)	(442,295)
	Net Assets—100.0%	$115,215,518

*Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $6,447,778 based on cost for Federal income tax purposes. This consisted of an aggregate gross unrealized depreciation of $6,447,778.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$42,546,664	36.9%
United States	34,954,804	30.4
Netherlands	22,509,545	19.5
Bermuda	10,258,318	8.9
Cayman Islands	5,388,482	4.7
Total investments	115,657,813	100.4
Liabilities in excess of other assets	(442,295)	(0.4)
Net Assets	$115,215,518	100.0%

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—50.9%
19,037	Aerovironment, Inc.*	$372,935
33,404	Alliant Techsystems, Inc.*	3,310,670
22,592	Argon ST, Inc.*	473,076
207,104	Boeing Co.	21,420,766
41,066	DRS Technologies, Inc.	2,150,216
21,374	EDO Corp.	706,411
25,847	Esterline Technologies Corp.*	1,196,458
56,579	GenCorp, Inc.*	668,764
173,472	General Dynamics Corp.	13,627,960
126,235	Goodrich Corp.	7,941,444
14,096	Herley Industries, Inc.*	200,304
115,550	L-3 Communications Holdings, Inc.	11,273,058
179,811	Lockheed Martin Corp.	17,707,787
42,838	Moog, Inc., Class A*	1,834,323
15,274	MTC Technologies, Inc.*	333,737
165,283	Northrop Grumman Corp.	12,578,036
59,846	Orbital Sciences Corp.*	1,268,137
234,052	Raytheon Co.	12,957,119
160,398	Rockwell Collins, Inc.	11,019,343
35,259	Teledyne Technologies, Inc.*	1,564,442
10,603	United Industrial Corp.	669,685
278,741	United Technologies Corp.	20,339,730
		143,614,401
	Auto Manufacturers—1.9%
68,591	Force Protection, Inc.*	1,076,879
74,692	Oshkosh Truck Corp.	4,276,117
		5,352,996
	Commercial Services—2.9%
57,487	DynCorp International, Inc., Class A*	1,225,048
419,887	SAIC, Inc.*	7,037,306
		8,262,354
	Computers—4.7%
31,167	CACI International, Inc., Class A*	1,385,062
175,479	Computer Sciences Corp.*	9,770,672
22,408	Mercury Computer Systems, Inc.*	244,919
13,219	SI International, Inc.*	385,069
57,453	SRA International, Inc., Class A*	1,368,530
		13,154,252

	Electronics—8.9%
9,270	American Science & Engineering, Inc.	$513,743
95,183	Cogent, Inc.*	1,266,886
26,948	Cubic Corp.	741,879
66,860	FLIR Systems, Inc.*	2,918,439
156,950	Garmin Ltd. (Cayman Islands)	13,168,105
73,464	L-1 Identity Solutions, Inc.*	1,259,173
17,125	OSI Systems, Inc.*	424,015
62,605	Taser International, Inc.*	955,978
120,474	Trimble Navigation Ltd.*	3,979,256
		25,227,474
	Engineering & Construction—1.1%
22,278	Stanley, Inc.*	396,994
53,480	URS Corp.*	2,634,425
		3,031,419
	Media—8.2%
541,577	DIRECTV Group (The), Inc.*	12,136,741
262,083	EchoStar Communications Corp., Class A*	11,083,490
		23,220,231
	Metal Fabricate/Hardware—4.9%
14,631	Ladish Co., Inc.*	709,457
95,682	Precision Castparts Corp.	13,114,175
		13,823,632
	Miscellaneous Manufacturing—11.2%
27,426	Ceradyne, Inc.*	2,046,802
334,114	Honeywell International, Inc.	19,214,897
164,506	ITT Corp.	10,344,137
		31,605,836
	Packaging & Containers—1.9%
102,967	Ball Corp.	5,279,118

	Software—0.4%
34,312	ManTech International Corp., Class A*	1,120,630

	Telecommunications—3.0%
12,272	Applied Signal Technology, Inc.	178,680
135,428	Harris Corp.	7,432,289
15,124	KVH Industries, Inc.*	133,394
30,318	ViaSat, Inc.*	868,004
		8,612,367
	Total Investments (Cost $253,240,609)(a)—100.0%	282,304,710
	Other assets less liabilities—0.0%	2,628
	Net Assets—100.0%	$282,307,338

* Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $29,064,101 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $30,804,641 and aggregate gross unrealized depreciation of $1,740,540.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$269,136,605	95.3%
Cayman Islands	13,168,105	4.7
Total investments	282,304,710	100.0
Other assets less liabilities	2,628	0.0
Net Assets	$282,307,338	100.0%

Schedule of Investments

PowerShares CleantechTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Biotechnology—1.8%
31,820	Martek Biosciences Corp.*	$815,228

	Building Materials—0.8%
21,981	Trex Co., Inc.*	367,083

	Chemicals—3.8%
34,300	Landec Corp.*	394,793
27,856	Zoltek Cos., Inc.*	1,306,446
		1,701,239
	Computers—1.3%
18,919	Echelon Corp.*	373,271
16,507	Maxwell Technologies, Inc.*	222,845
		596,116
	Electric—1.6%
5,815	EnerNOC, Inc.*	205,793
12,447	Ormat Technologies, Inc.	515,928
		721,721
	Electrical Components & Equipment—3.5%
18,750	American Superconductor Corp.*	357,938
11,779	Energy Conversion Devices, Inc.*	351,603
35,870	EnerSys*	649,247
55,449	Power-One, Inc.*	219,578
		1,578,366
	Electronics—13.3%
15,917	Badger Meter, Inc.	535,607
18,560	Dionex Corp.*	1,262,266
17,549	Itron, Inc.*	1,393,917
41,693	Trimble Navigation Ltd.*	1,377,120
24,889	Woodward Governor Co.	1,437,339
		6,006,249
	Energy - Alternate Sources—16.9%
16,863	Comverge, Inc.*	530,173
15,134	First Solar, Inc.*	1,703,634
46,658	Headwaters, Inc.*	752,594
27,917	LDK Solar Co., Ltd. ADR (Cayman Islands)*	1,250,682
21,605	SunPower Corp., Class A*	1,523,801
38,889	Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)*	1,568,393
45,460	Verenium Corp.*	283,670
		7,612,947

	Engineering & Construction—1.4%
39,005	Insituform Technologies, Inc., Class A*	$644,363

	Environmental Control—8.6%
16,622	Clean Harbors, Inc.*	798,355
23,391	Fuel Tech, Inc.*	654,246
48,664	Nalco Holding Co.	1,121,219
62,154	Tetra Tech, Inc.*	1,307,098
		3,880,918
	Hand/Machine Tools—2.8%
27,277	Baldor Electric Co.	1,244,922

	Machinery - Diversified—3.1%
27,240	Kadant, Inc.*	734,118
16,172	Lindsay Corp.	657,554
		1,391,672
	Miscellaneous Manufacturing—23.2%
35,493	Clarcor, Inc.	1,234,801
37,705	Donaldson Co., Inc.	1,372,085
31,590	ESCO Technologies, Inc.*	1,145,769
64,587	Hexcel Corp.*	1,404,121
29,125	Pall Corp.	1,209,270
24,230	Roper Industries, Inc.	1,453,316
9,502	Siemens AG ADR (Germany)	1,203,238
15,497	SPX Corp.	1,454,704
		10,477,304
	Office Furnishings—2.4%
59,609	Interface, Inc., Class A	1,098,594

	Oil & Gas Services—0.9%
28,365	Metretek Technologies, Inc.*	398,528

	Semiconductors—9.0%
50,887	Cree, Inc.*	1,303,725
36,363	International Rectifier Corp.*	1,334,886
23,167	MEMC Electronic Materials, Inc.*	1,420,600
		4,059,211
	Telecommunications—2.8%
52,630	Corning, Inc.*	1,254,699

	Water—2.9%
17,763	Veolia Environnement ADR (France)	1,320,324

	Total Investments (Cost $42,431,627) (a)—100.1%	45,169,484
	Liabilities in excess of other assets—(0.1%)	(23,586)
	Net Assets—100.0%	$45,145,898

ADR American Depositary Receipt.
* Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $2,737,857 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,870,819 and aggregate gross unrealized depreciation of $1,132,962.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$39,826,847	88.2%
Cayman Islands	2,819,075	6.3
France	1,320,324	2.9
Germany	1,203,238	2.7
Total investments	45,169,484	100.1
Liabilities in excess of other assets	(23,586)	(0.1)
Net Assets	$45,145,898	100.0%

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—7.6%
96,488	China Automotive Systems, Inc.*	$669,627
263,126	Ctrip.com International Ltd. ADR	10,143,507
101,165	eLong, Inc. ADR*	1,011,650
449,114	Focus Media Holding Ltd. ADR*	18,552,899
170,225	Global Sources Ltd.*	3,237,680
139,746	Home Inns & Hotels Management, Inc. ADR*	4,245,483
142,066	New Oriental Education & Technology Group, Inc. ADR*	7,354,757
73,593	SORL Auto Parts, Inc.*	519,567
		45,735,170
	Consumer Staples—0.4%
26,178	American Dairy, Inc.*	486,387
216,738	New Dragon Asia Corp.*	257,918
94,527	Origin Agritech Ltd.*	797,808
287,263	Tiens Biotech Group USA, Inc.*	1,120,326
		2,662,439
	Energy—20.3%
232,427	China Petroleum and Chemical Corp. ADR	24,397,862
237,951	CNOOC Ltd. ADR	28,220,989
239,243	PetroChina Co. Ltd. ADR	35,230,924
385,201	Yanzhou Coal Mining Co. Ltd. ADR	34,313,705
		122,163,480
	Financials—5.2%
483,235	China Life Insurance Co. Ltd. ADR	31,255,640

	Health Care—3.2%
110,179	China Medical Technologies, Inc. ADR	3,605,057
26,178	Chindex International, Inc.*	565,968
425,770	Mindray Medical International Ltd. ADR	13,198,870
157,281	Sinovac Biotech Ltd.*	421,513
134,594	Tongjitang Chinese Medicines Co. ADR*	1,600,323
		19,391,731
	Industrials—14.7%
110,494	51job, Inc. ADR*	2,039,719
109,818	Canadian Solar, Inc.*	987,264
196,893	China Bak Battery, Inc.*	728,504
160,434	China Eastern Airlines Corp. Ltd. ADR*	7,708,854
352,298	China Southern Airlines Co. Ltd. ADR*	14,881,068
150,080	China Yuchai International Ltd.	1,449,773
60,462	Deswell Industries, Inc.	635,456

570,509	Guangshen Railway Co. Ltd. ADR	$21,930,365
322,162	JA Solar Holdings Co. Ltd. ADR*	11,804,016
193,294	Solarfun Power Holdings Co. Ltd. ADR*	2,135,899
598,810	Suntech Power Holdings Co. Ltd. ADR*	24,150,006
		88,450,924
	Information Technology—17.3%
346,323	Actions Semiconductor Co. Ltd. ADR*	1,793,953
173,782	AsiaInfo Holdings, Inc.*	1,426,750
135,726	Baidu.com ADR*	27,413,938
449,640	CDC Corp., Class A*	3,983,810
81,611	China Finance Online Co. Ltd. ADR*	871,605
174,422	China Techfaith Wireless Communication Technology Ltd. ADR*	838,970
151,302	Comtech Group, Inc.*	2,151,514
89,794	Hurray! Holding Co. Ltd. ADR*	343,013
92,384	INTAC International, Inc.*	729,834
143,280	KongZhong Corp. ADR*	617,537
180,427	Nam Tai Electronics, Inc.	2,325,704
525,689	Netease.com, Inc. ADR*	8,941,970
140,915	Ninetowns Internet Technology Group Co. Ltd. ADR*	425,563
211,418	Qiao Xing Mobile Communication Co. Ltd.*	1,676,545
118,512	Qiao Xing Universal Telephone, Inc.*	1,322,594
1,488,047	Semiconductor Manufacturing International Corp. ADR*	9,568,143
288,351	Shanda Interactive Entertainment Ltd. ADR*	8,292,975
220,149	SINA Corp.*	9,470,810
148,318	Sohu.com, Inc.*	4,765,457
38,680	Telestone Technologies Corp.*	222,797
97,509	The9 Ltd. ADR*	4,777,941
214,422	Tom Online, Inc. ADR*	3,040,504
107,207	Trina Solar Ltd. ADR*	6,605,023
486,624	UTStarcom, Inc.*	1,566,929
174,127	Webzen, Inc. ADR*	908,943
		104,082,822
	Materials—8.4%
614,685	Aluminum Corp. of China Ltd. ADR	30,955,536
52,605	Fuwei Films Holdings Co. Ltd.*	362,448
217,841	ShengdaTech, Inc.*	1,104,454
289,946	Sinopec Shanghai Petrochemical Co. Ltd. ADR	18,049,139
		50,471,577
	Telecommunication Services—18.7%
643,837	China Mobile Ltd. ADR	36,949,804
457,262	China Netcom Group Corp. Ltd. ADR	23,480,404
428,438	China Telecom Corp. Ltd. ADR	24,720,873
1,533,998	China Unicom Ltd. ADR	27,151,765
96,335	Linktone Ltd. ADR*	272,628
		112,575,474
	Utilities—4.2%
569,252	Huaneng Power International, Inc. ADR	25,491,105

	Total Investments (Cost $497,365,892)(a)—100.0%	602,280,362
	Liabilities in excess of other assets—(0.0%)	(166,879)
	Net Assets—100.0%	$602,113,483

ADR American Depositary Receipt.
* Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $104,914,470 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $121,724,166 and aggregate gross unrealized depreciation of $16,809,696.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
China	$269,806,676	44.8%
Cayman Islands	186,591,413	31.0
Hong Kong	115,802,962	19.2
United States	17,992,577	3.0
British Virgin Islands	5,081,562	0.8
Bermuda	4,687,452	0.8
Canada	987,264	0.2
South Korea	908,943	0.1
Antigua	421,513	0.1
Total investments	602,280,362	100.0
Liabilities in excess of other assets	(166,879)	(0.0)
Net Assets	$602,113,483	100.0%

Schedule of Investments

PowerShares Listed Private Equity Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.4%
	Banks—4.7%
139,807	SVB Financial Group*	$7,365,033

	Commercial Services—4.6%
178,642	Macquarie Infrastructure Co. LLC	7,108,165

	Diversified Financial Services—18.9%
41,447	Affiliated Managers Group, Inc.*	4,683,511
150,314	CIT Group, Inc.	6,189,931
168,839	Evercore Partners, Inc., Class A	4,058,890
762,358	Fortress Investment Group LLC, Class A	14,461,930
		29,394,262
	Holding Companies-Diversified—12.8%
147,268	Compass Diversified Trust	2,281,181
469,122	Leucadia National Corp.	17,638,988
		19,920,169
	Internet—5.8%
2,812,340	CMGI, Inc.*	4,443,497
224,698	Internet Capital Group, Inc.*	2,566,051
851,392	Safeguard Scientifics, Inc.*	1,958,202
		8,967,750
	Investment Companies—46.3%
390,827	Allied Capital Corp.	11,068,221
369,853	American Capital Strategies Ltd.	14,043,319
357,284	Apollo Investment Corp.	7,535,120
356,888	Ares Capital Corp.	5,563,884
22,158	Capital Southwest Corp.	3,003,295
80,426	Gladstone Capital Corp.	1,602,890
122,362	Gladstone Investment Corp.	1,595,600
156,944	Harris & Harris Group, Inc.*	1,567,871
167,529	Hercules Technology Growth Capital, Inc.	2,055,581
321,645	KKR Financial Holdings LLC	6,670,917
115,139	Kohlberg Capital Corp.	1,798,471
326,730	MCG Capital Corp.	4,727,783
134,541	MVC Capital, Inc.	2,175,528
101,849	NGP Capital Resources Co.	1,579,678
120,359	Patriot Capital Funding, Inc.	1,543,002
127,311	Prospect Energy Corp.	1,975,867
139,002	Technology Investment Capital Corp.	1,905,717
91,322	UTEK Corp.	1,465,718
		71,878,462
	REITS—6.3%
511,763	CapitalSource, Inc.	9,723,497

	Total Common Stocks (Cost $176,010,733)	154,357,338

	Money Market Fund—0.5%
771,404	Liquid Assets Portfolio Private Class** (Cost $771,404)	771,404

	Total Investments (Cost $176,782,137) (a)—99.9%	155,128,742
	Other assets less liabilities—0.1%	199,972
	Net Assets—100.0%	$155,328,714

REITS Real Estate Investment Trusts.
* Non-income producing security.
**Affiliated investment.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $21,653,395 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,232,206 and aggregate gross unrealized depreciation of $25,885,601.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Auto Manufacturers—2.7%
34,662	Toyota Motor Corp. ADR (Japan)	$4,181,277

	Chemicals—12.5%
52,783	Air Products & Chemicals, Inc.	4,558,868
34,636	BASF AG ADR (Germany)	4,483,630
84,862	E.I. du Pont de Nemours & Co.	3,965,601
686,321	Symyx Technologies*	6,121,983
		19,130,082
	Commercial Services—9.8%
2,224,179	Altair Nanotechnologies, Inc. (Canada)*	7,962,560
1,565,958	Arrowhead Research Corp.*	7,062,471
		15,025,031
	Computers—15.2%
1,176,896	Cambridge Display Technology, Inc.*	13,675,532
109,430	Hewlett-Packard Co.	5,037,063
40,984	International Business Machines Corp.	4,534,880
		23,247,475
	Electronics—9.8%
246,774	FEI Co.*	7,077,478
257,285	NVE Corp.*	7,924,378
		15,001,856
	Energy - Alternate Sources—5.0%
475,694	Headwaters, Inc.*	7,672,944

	Healthcare - Products—2.0%
2,073,496	Immunicon Corp.*	2,985,834

	Investment Companies—3.8%
584,204	Harris & Harris Group, Inc.*	5,836,198

	Miscellaneous Manufacturing—11.6%
50,159	3M Co.	4,460,138
112,942	General Electric Co.	4,377,632
1,353,133	Nanophase Technologies Corp.*	8,849,490
		17,687,260

	Pharmaceuticals—14.8%
376,594	Abraxis BioScience, Inc.*	$7,539,413
383,396	Elan Corp. PLC ADR (Ireland)*	7,181,007
359,426	Flamel Technologies ADR (France)*	6,092,271
651,116	NUCRYST Pharmaceuticals Corp. (Canada)*	1,888,236
		22,700,927
	Semiconductors—7.7%
185,689	Intel Corp.	4,385,974
401,284	Veeco Instruments, Inc.*	7,343,497
		11,729,471
	Software—5.2%
1,190,820	Accelrys, Inc.*	7,930,861

	Total Investments (Cost $161,438,322) (a)—100.1%	153,129,216
	Liabilities in excess of other assets—(0.1%)	(117,297)
	Net Assets—100.0%	$153,011,919

ADR American Depositary Receipt.
* Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $8,309,106 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $16,783,139 and aggregate gross unrealized depreciation of $25,092,245.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$121,340,235	79.3%
Canada	9,850,796	6.5
Ireland	7,181,007	4.7
France	6,092,271	4.0
Germany	4,483,630	2.9
Japan	4,181,277	2.7
Total investments	153,129,216	100.1
Liabilities in excess of other assets	(117,297)	(0.1)
Net Assets	$153,011,919	100.0%

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—21.8%
102,807	Bed Bath & Beyond, Inc.*	$3,561,234
126,436	Big Lots, Inc.*	3,269,635
238,436	Callaway Golf Co.	3,869,816
85,542	Coach, Inc.*	3,888,739
174,211	Cooper Tire & Rubber Co.	4,005,111
69,670	Priceline.com, Inc.*	4,444,946
303,308	Service Corp. International	3,676,093
169,794	Tempur-Pedic International, Inc.	5,289,084
79,037	Tiffany & Co.	3,813,535
72,283	Vail Resorts, Inc.*	3,870,755
125,368	Warnaco Group (The), Inc.*	4,527,038
		44,215,986
	Consumer Staples—5.9%
81,155	Coca-Cola (The) Co.	4,228,987
83,987	NBTY, Inc.*	3,656,794
93,257	Walgreen Co.	4,120,094
		12,005,875
	Energy—2.5%
46,402	Core Laboratories N.V. (Netherlands)*	4,994,247

	Financials—3.6%
58,129	American International Group, Inc.	3,730,719
84,931	CNA Financial Corp.	3,526,335
		7,257,054
	Health Care—16.3%
30,364	Alcon, Inc. (Switzerland)	4,144,686
63,077	Chemed Corp.	3,991,513
98,606	Cytyc Corp.*	4,151,313
83,570	Express Scripts, Inc.*	$4,189,364
79,068	GlaxoSmithKline PLC ADR (United Kingdom)	4,038,793
83,751	Kinetic Concepts, Inc.*	5,149,011
62,146	Stryker Corp.	3,879,775
46,423	Zimmer Holdings, Inc.*	3,609,852
		33,154,307
	Industrials—16.2%
141,537	CDI Corp.	4,004,082
74,267	Honeywell International, Inc.	4,271,095
57,044	Manitowoc (The) Co., Inc.	4,430,607
36,165	Precision Castparts Corp.	4,956,776
144,286	Quanta Services, Inc.*	4,102,051
98,514	R.R. Donnelley & Sons Co.	4,163,202
125,595	TeleTech Holdings, Inc.*	3,683,701
185,726	Tredegar Corp.	3,409,929
		33,021,443
	Information Technology—22.2%
329,245	Andrew Corp.*	4,629,185
103,107	Avnet, Inc.*	3,905,693
163,713	Cisco Systems, Inc.*	4,732,943
127,129	eBay, Inc.*	4,118,980
255,116	EMC Corp.*	4,722,197
115,350	FEI Co.*	3,308,238
191,540	Moldflow Corp.*	3,999,355
484,094	SkillSoft PLC ADR (Ireland)*	4,119,640
97,275	SPSS, Inc.*	3,992,166
129,381	ValueClick, Inc.*	2,766,166
102,507	Varian Semiconductor Equipment Associates, Inc.*	4,817,829
		45,112,392
	Materials—9.6%
102,678	Albemarle Corp.	4,130,736
38,179	Allegheny Technologies, Inc.	4,006,122
80,994	E.I. du Pont de Nemours & Co.	3,784,850
28,026	Martin Marietta Materials, Inc.	3,839,562
122,919	Rock-Tenn Co., Class A	3,776,072
		19,537,342

	Telecommunication Services—2.0%
102,879	AT&T, Inc.	$4,028,742

	Total Investments (Cost $205,557,054)(a)—100.1%	203,327,388
	Liabilities in excess of other assets—(0.1%)	(138,741)
	Net Assets—100.0%	$203,188,647

ADR American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $2,229,666 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $10,194,944 and aggregate gross unrealized depreciation of $12,424,610.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$186,030,022	91.6%
Netherlands	4,994,247	2.5
Switzerland	4,144,686	2.0
Ireland	4,119,640	2.0
United Kingdom	4,038,793	2.0
Total investments	203,327,388	100.1
Liabilities in excess of other assets	(138,741)	(0.1)
Net Assets	$203,188,647	100.0%

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.6%
	Advertising—1.4%
7,242	WPP Group PLC ADR (United Kingdom)	$518,165

	Aerospace/Defense—1.6%
15,107	BE Aerospace, Inc.*	612,740

	Airlines—1.2%
14,097	Continental Airlines, Inc., Class B*	444,196

	Apparel—1.7%
13,175	Guess?, Inc.	625,681

	Beverages—1.4%
10,439	Coca-Cola (The) Co.	543,976

	Building Materials—1.3%
3,592	Martin Marietta Materials, Inc.	492,104

	Chemicals—4.2%
13,285	Albemarle Corp.	534,456
10,525	E.I. du Pont de Nemours & Co.	491,833
8,949	Monsanto Co.	576,763
		1,603,052
	Commercial Services—9.7%
28,238	Bowne & Co., Inc.	489,647
16,945	CDI Corp.	479,374
18,676	Quanta Services, Inc.*	530,959
12,738	R.R. Donnelley & Sons Co.	538,308
39,448	Service Corp. International	478,110
4,470	Strayer Education, Inc.	677,339
16,503	TeleTech Holdings, Inc.*	484,033
		3,677,770
	Computers—1.6%
32,904	EMC Corp.*	609,053

	Diversified Financial Services—2.6%
25,680	Charles Schwab (The) Corp.	516,938
2,402	Goldman Sachs Group (The), Inc.	452,393
		969,331
	Electrical Components & Equipment—1.7%
8,198	General Cable Corp.*	651,741

	Electronics—4.0%
13,407	Avnet, Inc.*	$507,857
14,807	FEI Co.*	424,665
13,338	FLIR Systems, Inc.*	582,204
		1,514,726
	Entertainment—1.3%
9,328	Vail Resorts, Inc.*	499,514

	Environmental Control—2.9%
40,570	Allied Waste Industries, Inc.*	522,136
12,260	Stericycle, Inc.*	587,744
		1,109,880
	Food—1.3%
11,785	Nash Finch Co.	474,582

	Forest Products & Paper—2.6%
13,905	International Paper Co.	515,459
15,777	Rock-Tenn Co., Class A	484,669
		1,000,128
	Healthcare-Products—1.3%
8,088	Stryker Corp.	504,934

	Healthcare-Services—1.3%
10,332	Aetna, Inc.	496,659

	Household Products/Wares—1.1%
18,676	Blyth, Inc.	416,848

	Insurance—2.7%
7,528	American International Group, Inc.	483,147
6,767	XL Capital Ltd., Class A (Cayman Islands)	526,879
		1,010,026
	Internet—5.2%
16,588	eBay, Inc.*	537,451
37,533	Interwoven, Inc.*	519,832
8,973	Priceline.com, Inc.*	572,477
16,573	ValueClick, Inc.*	354,331
		1,984,091
	Iron/Steel—2.6%
4,876	Allegheny Technologies, Inc.	511,638
9,031	Reliance Steel & Aluminum Co.	474,489
		986,127
	Leisure Time—2.6%
31,055	Callaway Golf Co.	504,022

19,230	WMS Industries, Inc.*	$501,711
		1,005,733
	Media—5.4%
20,052	Comcast Corp., Class A*	524,761
23,355	DIRECTV Group (The), Inc.*	523,386
22,737	News Corp., Class B	515,220
15,236	Walt Disney (The) Co.	502,788
		2,066,155
	Metal Fabricate/Hardware—1.7%
4,713	Precision Castparts Corp.	645,964

	Mining—3.0%
6,257	Southern Copper Corp.	705,227
4,617	Vulcan Materials Co.	441,939
		1,147,166
	Miscellaneous Manufacturing—1.1%
23,703	Tredegar Corp.	435,187

	Office/Business Equipment—1.3%
28,963	Xerox Corp.*	505,694

	Oil & Gas—1.4%
16,629	Helmerich & Payne, Inc.	538,281

	Oil & Gas Services—1.7%
6,059	Core Laboratories N.V. (Netherlands)*	652,130

	Packaging & Containers—1.3%
9,980	Ball Corp.	511,675

	Pharmaceuticals—3.5%
10,920	Express Scripts, Inc.*	547,420
16,528	Schering-Plough Corp.	471,709
11,273	Sepracor, Inc.*	317,109
		1,336,238
	Retail—3.8%
16,157	Big Lots, Inc.*	417,820
13,035	Dollar Tree Stores, Inc.*	498,719
12,012	Walgreen Co.	530,690
		1,447,229
	Semiconductors—2.9%
20,609	MKS Instruments, Inc.*	467,824
13,168	Varian Semiconductor Equipment Associates, Inc.*	618,896
		1,086,720

	Software—6.2%
22,483	Allscripts Healthcare Solutions, Inc.*	$511,488
25,511	Moldflow Corp.*	532,670
14,535	NAVTEQ*	786,780
62,979	SkillSoft PLC ADR (Ireland)*	535,951
		2,366,889
	Telecommunications—5.6%
42,248	Andrew Corp.*	594,007
13,288	AT&T, Inc.	520,358
10,511	CommScope, Inc.*	572,114
54,268	Qwest Communications International, Inc.*	462,906
		2,149,385
	Toys/Games/Hobbies—1.2%
16,701	Hasbro, Inc.	467,962

	Transportation—1.2%
13,472	Kansas City Southern*	464,919

	Total Common Stocks (Cost $39,437,590)	37,572,651

	Closed-end Fund—1.4%
47,931	DNP Select Income Fund, Inc. (Cost $535,025)	513,341

	Money Market Fund—0.1%
50,680	Liquid Assets Portfolio Private Class** (Cost $50,680)	50,680

	Total Investments (Cost $40,023,295)(a)—100.1%	38,136,672
	Liabilities in excess of other assets—(0.1%)	(35,227)
	Net Assets—100.0%	$38,101,445

ADR American Depositary Receipt.
* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,886,623 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,157,509 and aggregate gross unrealized depreciation of $3,044,132.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$35,903,547	94.2%
Netherlands	652,130	1.7
Ireland	535,951	1.4
Cayman Islands	526,879	1.4
United Kingdom	518,165	1.4
Total investments	38,136,672	100.1
Liabilities in excess of other assets	(35,227)	(0.1)
Net Assets	$38,101,445	100.0%

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Biotechnology—2.6%
652,548	Millipore Corp.*	$51,296,798

	Chemicals—2.2%
712,388	Ashland, Inc.	43,498,411

	Electric—2.2%
800,160	Suez S.A. ADR (France)	42,088,416

	Electrical Components & Equipment—2.3%
928,484	Emerson Electric Co.	43,703,742

	Electronics—12.0%
1,264,814	Agilent Technologies, Inc.*	48,252,654
1,280,520	Badger Meter, Inc.	43,089,498
1,047,833	Itron, Inc.*	83,229,375
1,668,347	Watts Water Technologies, Inc., Class A	58,241,994
		232,813,521
	Engineering & Construction—9.7%
2,478,780	Insituform Technologies, Inc., Class A*	40,949,446
1,396,620	Layne Christensen Co.*	63,085,325
1,682,680	URS Corp.*	82,888,817
		186,923,588
	Environmental Control—8.2%
3,573,720	Calgon Carbon Corp.*	39,310,920
1,768,730	Nalco Holding Co.	40,751,539
3,711,271	Tetra Tech, Inc.*	78,048,029
		158,110,488
	Hand/Machine Tools—3.3%
1,362,267	Franklin Electric Co., Inc.	63,454,397

	Healthcare-Products—2.5%
487,147	IDEXX Laboratories, Inc.*	48,841,358

	Machinery-Diversified—9.0%
634,067	Flowserve Corp.	45,824,022
843,166	Gorman-Rupp (The) Co.	24,190,433
1,695,526	IDEX Corp.	61,394,996
1,048,500	Lindsay Corp.	42,632,010
		174,041,461

	Metal Fabricate/Hardware—6.8%
3,580,634	Mueller Water Products, Inc., Class B	$47,264,369
1,123,997	Valmont Industries, Inc.	84,962,933
		132,227,302
	Miscellaneous Manufacturing—19.9%
491,797	Ameron International Corp.	48,112,501
656,250	Danaher Corp.	49,008,750
1,163,412	General Electric Co.	45,093,849
710,804	ITT Corp.	44,695,356
1,058,612	Pall Corp.	43,953,570
1,282,530	Pentair, Inc.	46,427,586
1,132,298	Roper Industries, Inc.	67,915,235
314,578	Siemens AG ADR (Germany)	39,835,012
		385,041,859
	Water—19.2%
1,307,280	American States Water Co.	48,225,559
2,044,196	Aqua America, Inc.	44,727,008
1,290,642	California Water Service Group	47,753,754
1,011,211	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	48,356,111
1,292,580	Consolidated Water Co., Ltd. (Cayman Islands)	37,420,191
1,326,965	SJW Corp.	38,203,322
2,142,180	Southwest Water Co.	28,341,041
1,060,607	Veolia Environnement ADR (France)	78,834,919
		371,861,905
	Total Common Stocks (Cost $1,754,143,820)	1,933,903,246

	Money Market Fund—0.0%
398,338	Liquid Assets Portfolio Private Class** (Cost $398,338)	398,338

	Total Investments (Cost $1,754,542,158) (a)—99.9%	1,934,301,584
	Other assets less liabilities—0.1%	2,625,071
	Net Assets—100.0%	$1,936,926,655

ADR American Depositary Receipt.
* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $179,759,426 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $239,156,034 and aggregate gross unrealized depreciation of $59,396,608.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,687,766,936	87.1%
France	120,923,335	6.3
Brazil	48,356,110	2.5
Germany	39,835,012	2.1
Cayman Islands	37,420,191	1.9
Total investments	1,934,301,584	99.9
Other assets less liabilities	2,625,071	0.1
Net Assets	$1,936,926,655	100.0%

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Auto Parts & Equipment—4.0%
1,291,286	Amerigon, Inc.*	$20,750,966
1,431,164	Fuel Systems Solutions, Inc.*	23,957,685
		44,708,651
	Chemicals—9.9%
278,975	Air Products & Chemicals, Inc.	24,095,071
497,595	OM Group, Inc.*	24,103,502
315,737	Praxair, Inc.	24,191,769
793,952	Zoltek Cos., Inc.*	37,236,348
		109,626,690
	Computers—5.4%
1,883,071	Echelon Corp.*	37,152,991
1,676,818	Maxwell Technologies, Inc.*	22,637,043
		59,790,034
	Electric—8.9%
663,924	IDACORP, Inc.	20,555,087
897,919	Ormat Technologies, Inc.	37,218,743
769,307	Portland General Electric Co.	20,702,051
889,147	Puget Energy, Inc.	20,583,753
		99,059,634
	Electrical Components & Equipment—11.4%
3,185,598	Active Power, Inc.*	5,829,644
1,649,053	American Superconductor Corp.*	31,480,423
1,396,702	China BAK Battery, Inc.*	5,167,797
930,830	Energy Conversion Devices, Inc.*	27,785,276
1,585,341	Medis Technologies Ltd.*	21,243,569
518,965	Ultralife Batteries, Inc.*	5,916,201
1,943,911	Universal Display Corp.*	29,197,543
		126,620,453
	Electronics—3.4%
409,163	Itron, Inc.*	32,499,817
1,249,025	UQM Technologies, Inc.*	4,871,198
		37,371,015
	Energy-Alternate Sources—41.6%
4,194,162	Ballard Power Systems, Inc. (Canada)*	19,670,620
628,842	Comverge, Inc.*	19,770,792
552,796	EuroTrust A/S ADR (Denmark)*	6,992,869
3,708,724	Evergreen Solar, Inc.*	30,893,671
360,555	First Solar, Inc.*	40,587,676
2,797,129	FuelCell Energy, Inc.*	20,586,869
1,049,527	JA Solar Holdings Co., Ltd. ADR (Cayman Islands)*	38,454,669

1,404,556	MGP Ingredients, Inc.	$22,824,035
1,885,098	Nova Biosource Fuels, Inc.*	4,901,255
1,805,272	Pacific Ethanol, Inc.*	22,692,269
7,165,182	Plug Power, Inc.*	21,280,591
515,415	SunPower Corp., Class A*	36,352,220
929,947	Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)*	37,504,763
668,515	Trina Solar Ltd. ADR (Cayman Islands)*	41,187,209
1,724,408	VeraSun Energy Corp.*	24,486,594
4,649,420	Verenium Corp.*	29,012,381
2,538,311	Yingli Green Energy Holding Co., Ltd. ADR (Cayman Islands)*	45,308,852
		462,507,335
	Semiconductors—15.2%
1,617,149	Applied Materials, Inc.	35,641,964
1,183,723	Cree, Inc.*	30,326,983
4,853,713	Emcore Corp.*	37,567,739
848,854	International Rectifier Corp.*	31,161,430
554,104	MEMC Electronic Materials, Inc.*	33,977,657
		168,675,773
	Total Investments (Cost $1,042,278,619) (a)—99.8%	1,108,359,585
	Other assets less liabilities—0.2%	1,834,736
	Net Assets—100.0%	$1,110,194,321

ADR American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $66,080,966 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $163,429,143 and aggregate gross unrealized depreciation of $97,348,177.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$919,240,603	82.8%
Cayman Islands	162,455,493	14.6
Canada	19,670,620	1.8
Denmark	6,992,869	0.6
Total investments	1,108,359,585	99.8
Other assets less liabilities	1,834,736	0.2
Net Assets	$1,110,194,321	100.0%

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—2.3%
13,551	United Technologies Corp.	$988,817

	Agriculture—2.6%
26,960	Andersons (The), Inc.	1,155,775

	Auto Manufacturers—4.9%
30,088	Honda Motor Co. Ltd. ADR (Japan)	1,083,770
8,632	Toyota Motor Corp. ADR (Japan)	1,041,278
		2,125,048
	Auto Parts & Equipment—7.8%
123,410	Exide Technologies*	899,659
9,397	Johnson Controls, Inc.	1,063,271
40,817	Tenneco, Inc.*	1,440,840
		3,403,770
	Chemicals—5.1%
46,969	Methanex Corp. (Canada)	1,164,362
6,505	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	1,063,958
		2,228,320
	Electric—10.5%
19,829	Alliant Energy Corp.	732,682
12,839	CPFL Energia S.A. ADR (Brazil)	735,546
25,130	EnerNOC, Inc.*	889,351
39,251	Enersis S.A. ADR (Chile)	695,528
13,501	FPL Group, Inc.	779,413
17,385	Wisconsin Energy Corp.	746,338
		4,578,858
	Electrical Components & Equipment—7.4%
11,279	Energizer Holdings, Inc.*	1,138,051
58,349	EnerSys*	1,056,117
65,362	GrafTech International Ltd.*	1,012,457
		3,206,625
	Electronics—2.8%
55,596	AU Optronics Corp. ADR (Taiwan)	940,684
8,026	Badger Meter, Inc.	270,075
		1,210,759

	Energy - Alternate Sources—11.9%
82,477	Aventine Renewable Energy Holdings, Inc.*	$1,331,179
101,853	Clean Energy Fuels Corp.*	1,611,314
43,124	Covanta Holding Corp.*	978,052
78,426	Headwaters, Inc.*	1,265,011
		5,185,556
	Environmental Control—4.8%
39,318	Fuel Tech, Inc.*	1,099,724
486,490	Rentech, Inc.*	1,002,169
		2,101,893
	Food—2.8%
106,568	SunOpta, Inc. (Canada)*	1,201,021

	Gas—3.3%
16,813	Northwest Natural Gas Co.	700,598
30,946	Piedmont Natural Gas Co., Inc.	717,638
		1,418,236
	Hand/Machine Tools—2.0%
19,519	Baldor Electric Co.	890,847

	Investment Companies—0.5%
20,082	Harris & Harris Group, Inc.*	200,619

	Mining—4.9%
24,609	Cameco Corp. (Canada)	1,003,555
43,750	Uranerz Energy Corp.*	169,313
57,843	USEC, Inc.*	971,184
		2,144,052
	Miscellaneous Manufacturing—7.4%
11,623	Eaton Corp.	1,129,523
51,524	Hexcel Corp.*	1,120,132
7,581	Siemens AG ADR (Germany)	959,982
		3,209,637
	Oil & Gas—8.4%
15,176	BG Group PLC ADR (United Kingdom)	1,231,532
34,390	Chesapeake Energy Corp.	1,170,636
33,087	Sasol Ltd. ADR (South Africa)	1,244,402
		3,646,570
	Oil & Gas Services—0.5%
14,304	Metretek Technologies, Inc.*	200,971

	Semiconductors—7.9%
49,675	Fairchild Semiconductor International, Inc.*	$906,569
25,155	IXYS Corp.*	239,224
26,577	Linear Technology Corp.	947,470
21,559	O2Micro International Ltd. ADR (Cayman Islands)*	263,667
91,420	ON Semiconductor Corp.*	1,080,584
		3,437,514
	Telecommunications—2.3%
41,986	Corning, Inc.*	1,000,946

	Total Common Stocks (Cost $42,892,629)	43,535,834

	Money Market Fund—0.1%
23,299	Liquid Assets Portfolio Private Class** (Cost $23,299)	23,299

	Total Investments (Cost $42,915,928) (a)—100.2%	43,559,133
	Liabilities in excess of other assets—(0.2%)	(67,206)
	Net Assets—100.0%	$43,491,927

ADR American Depositary Receipt.
* Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $643,205 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,768,743 and aggregate gross unrealized depreciation of $2,125,538.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$30,929,848	71.1%
Canada	3,368,938	7.7
Japan	2,125,048	4.9
Chile	1,759,486	4.1
South Africa	1,244,402	2.9
United Kingdom	1,231,532	2.8
Germany	959,982	2.2
Taiwan	940,684	2.2
Brazil	735,546	1.7
Cayman Islands	263,667	0.6
Total investments	43,559,133	100.2
Liabilities in excess of other assets	(67,206)	(0.2)
Net Assets	$43,491,927	100.0%

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—9.3%
9,457	BorgWarner, Inc.	$817,558
43,426	Coach, Inc.*	1,974,146
13,483	Dick’s Sporting Goods, Inc.*	758,149
24,111	GameStop Corp., Class A*	972,879
22,640	Hilton Hotels Corp.	1,000,914
64,217	Jarden Corp.*	2,320,161
6,584	Johnson Controls, Inc.	744,980
11,786	MGM MIRAGE*	861,674
11,634	Polo Ralph Lauren Corp.	1,039,498
9,965	R.H. Donnelley Corp.*	623,111
7,110	Sears Holdings Corp.*	972,577
21,119	Wendy’s International, Inc.	739,799
26,412	Yum! Brands, Inc.	846,240
		13,671,686
	Consumer Staples—3.5%
16,341	Church & Dwight Co., Inc.	801,689
29,838	Dean Foods Co.*	858,439
34,301	Energizer Holdings, Inc.*	3,460,972
		5,121,100
	Energy—11.6%
20,610	Cabot Oil & Gas Corp.	704,862
24,245	Chesapeake Energy Corp.	825,300
9,559	FMC Technologies, Inc.*	874,840
96,130	Holly Corp.	6,478,201
16,309	Noble Energy, Inc.	997,132
18,278	Occidental Petroleum Corp.	1,036,728
21,750	Peabody Energy Corp.	919,155
14,506	Unit Corp.*	798,700
101,331	Williams (The) Cos., Inc.	3,267,925
22,276	XTO Energy, Inc.	1,214,710
		17,117,553
	Financials—7.7%
8,945	Affiliated Managers Group, Inc.*	1,010,785
2,287	CME Group, Inc.	1,263,568
41,250	Eaton Vance Corp.	1,726,725
19,979	Forest City Enterprises, Inc., Class A	1,087,057
5,847	Franklin Resources, Inc.	744,732
15,737	Jones Lang LaSalle, Inc.	1,727,608
22,322	Leucadia National Corp.	839,307
22,156	Marshall & Ilsley Corp.	913,049

43,849	People’s United Financial, Inc.	$706,846
34,108	Philadelphia Consolidated Holding Corp.*	1,232,663
		11,252,340
	Health Care—7.5%
23,147	Aetna, Inc.	1,112,676
33,748	Celgene Corp.*	2,043,779
21,464	Covance, Inc.*	1,514,714
22,096	Health Net, Inc.*	1,094,636
23,299	Henry Schein, Inc.*	1,266,068
22,908	Manor Care, Inc.	1,451,222
46,419	Pediatrix Medical Group, Inc.*	2,504,769
		10,987,864
	Industrials—24.0%
9,711	Alliant Techsystems, Inc.*	962,457
14,128	American Standard Cos., Inc.	763,618
26,624	AMETEK, Inc.	1,038,868
14,220	Brink’s (The) Co.	869,553
28,786	C.H. Robinson Worldwide, Inc.	1,400,439
10,057	Caterpillar, Inc.	792,492
64,576	Corrections Corp. of America*	1,863,018
128,674	Covanta Holding Corp.*	2,918,325
8,521	Cummins, Inc.	1,011,443
8,327	Dun & Bradstreet (The) Corp.	814,048
10,808	Flowserve Corp.	781,094
16,789	Harsco Corp.	884,109
12,565	ITT Corp.	790,087
51,800	J.B. Hunt Transport Services, Inc.	1,446,774
22,050	Jacobs Engineering Group, Inc.*	1,358,942
25,734	Joy Global, Inc.	1,273,576
25,854	Kansas City Southern*	892,222
31,087	Landstar System, Inc.	1,413,215
11,666	Lincoln Electric Holdings, Inc.	839,835
9,757	Lockheed Martin Corp.	960,869
16,701	Manitowoc (The) Co., Inc.	1,297,167
26,320	Oshkosh Truck Corp.	1,506,820
14,100	PACCAR, Inc.	1,153,662
10,794	Precision Castparts Corp.	1,479,426
14,594	Roper Industries, Inc.	875,348
56,116	Stericycle, Inc.*	2,690,201
20,099	Terex Corp.*	1,733,539
26,278	Toro (The) Co.	1,477,349
		35,288,496
	Information Technology—5.5%
20,833	Apple, Inc.*	2,744,955
32,185	Autodesk, Inc.*	1,363,678
14,912	Harris Corp.	818,371
15,410	MEMC Electronic Materials, Inc.*	944,941
24,231	NVIDIA Corp.*	1,108,811

31,885	Trimble Navigation Ltd.*	$1,053,162
		8,033,918
	Materials—15.3%
34,513	Airgas, Inc.	1,611,757
20,353	Albemarle Corp.	818,801
34,665	Allegheny Technologies, Inc.	3,637,398
22,294	Ball Corp.	1,143,013
9,171	Carpenter Technology Corp.	1,088,506
57,153	Commercial Metals Co.	1,762,599
21,376	Eagle Materials, Inc.	934,772
13,317	Monsanto Co.	858,281
21,179	Nucor Corp.	1,063,186
17,439	Reliance Steel & Aluminum Co.	916,245
228,756	Titanium Metals Corp.*	7,645,026
9,439	United States Steel Corp.	927,759
		22,407,343
	Telecommunication Services—9.3%
126,014	American Tower Corp., Class A*	5,249,743
86,779	NII Holdings, Inc.*	7,291,171
35,505	SBA Communications Corp., Class A*	1,183,027
		13,723,941
	Utilities—5.9%
93,875	AES (The) Corp.*	1,844,644
17,932	Allegheny Energy, Inc.*	936,588
16,507	Edison International	873,055
20,953	Energen Corp.	1,108,623
9,153	Entergy Corp.	914,934
25,014	Equitable Resources, Inc.	1,178,410
17,195	PG&E Corp.	736,118
21,137	Questar Corp.	1,088,344
		8,680,716
	Total Investments (Cost $146,722,593)(a)—99.6%	146,284,957
	Other assets less liabilities—0.4%	617,597
	Net Assets—100.0%	$146,902,554

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $437,636 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,005,392 and aggregate gross unrealized depreciation of $5,443,028.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Chemicals—50.5%
8,358	Air Products & Chemicals, Inc.	$721,880
8,760	Albemarle Corp.	352,415
5,984	Ashland, Inc.	365,383
7,649	Cabot Corp.	308,867
9,768	Celanese Corp., Series A	366,300
8,427	CF Industries Holdings, Inc.	484,384
6,062	Cytec Industries, Inc.	406,093
14,486	Dow Chemical (The) Co.	629,851
12,723	E.I. du Pont de Nemours and Co.	594,546
5,404	Eastman Chemical Co.	371,903
15,093	Ecolab, Inc.	635,566
4,261	FMC Corp.	379,783
13,626	H.B. Fuller Co.	376,486
19,180	Hercules, Inc.	398,177
18,129	Huntsman Corp.	461,564
12,094	Innospec, Inc.	332,948
5,603	Lubrizol Corp.	351,084
5,620	Minerals Technologies, Inc.	363,445
10,819	Monsanto Co.	697,285
19,859	Mosaic (The) Co.*	745,903
8,491	PPG Industries, Inc.	647,609
9,511	Praxair, Inc.	728,733
11,210	Rockwood Holdings, Inc.*	387,754
12,415	Rohm & Haas Co.	701,696
13,689	Sensient Technologies Corp.	347,701
8,216	Sigma-Aldrich Corp.	372,349
13,164	Spartech Corp.	290,266
19,037	Terra Industries, Inc.*	466,978
		13,286,949
	Energy-Alternate Sources—1.1%
18,129	Headwaters, Inc.*	292,421

	Environmental Control—1.2%
7,352	Metal Management, Inc.	308,858

	Forest Products & Paper—6.0%
16,810	International Paper Co.	623,147
10,403	Rock-Tenn Co., Class A	319,580
5,751	Temple-Inland, Inc.	334,306
26,337	Wausau Paper Corp.	294,711
		1,571,744

	Iron/Steel—14.5%
10,658	AK Steel Holding Corp.*	$426,000
5,895	Allegheny Technologies, Inc.	618,562
2,666	Carpenter Technology Corp.	316,428
4,912	Chaparral Steel Co.	412,804
4,571	Cleveland-Cliffs, Inc.	316,633
9,961	Nucor Corp.	500,042
5,955	Reliance Steel & Aluminum Co.	312,876
7,600	Steel Dynamics, Inc.	318,668
6,013	United States Steel Corp.	591,018
		3,813,031
	Metal Fabricate/Hardware—2.7%
4,192	Haynes International, Inc.*	376,484
7,550	Quanex Corp.	340,203
		716,687
	Mining—11.0%
16,008	Alcoa, Inc.	611,506
6,738	Brush Engineered Materials, Inc.*	255,168
8,776	Freeport-McMoRan Copper & Gold, Inc., Class B	824,768
7,564	Southern Copper Corp.	852,539
10,376	Titanium Metals Corp.*	346,766
		2,890,747
	Miscellaneous Manufacturing—1.3%
9,626	AptarGroup, Inc.	350,386

	Packaging & Containers—11.7%
6,581	Ball Corp.	337,408
10,773	Bemis Co., Inc.	317,480
6,465	Greif, Inc., Class A	355,575
10,731	Owens-Illinois, Inc.*	429,026
14,066	Packaging Corp. of America	358,964
10,575	Pactiv Corp.*	334,276
11,101	Sealed Air Corp.	302,502
6,334	Silgan Holdings, Inc.	326,961
8,273	Sonoco Products Co.	303,371
		3,065,563
	Total Common Stocks (Cost $24,733,036)	26,296,386

	Money Market Fund—0.2%
46,379	Liquid Assets Portfolio Private Class** (Cost $46,379)	46,379

	Total Investments (Cost $24,779,415)(a)—100.2%	26,342,765
	Liabilities in excess of other assets—(0.2%)	(47,777)
	Net Assets—100.0%	$26,294,988

* Non-income producing security.
** Affiliated investment.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,563,350 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,260,875 and aggregate gross unrealized depreciation of $697,525.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.7%
	Advertising—2.7%
9,588	Omnicom Group, Inc.	$497,330

	Apparel—13.1%
10,316	Coach, Inc.*	468,965
4,094	Columbia Sportswear Co.	256,694
9,248	NIKE, Inc., Class B	522,050
5,444	Polo Ralph Lauren Corp.	486,421
5,444	VF Corp.	467,041
9,338	Wolverine World Wide, Inc.	252,686
		2,453,857
	Auto Parts & Equipment—2.7%
3,329	BorgWarner, Inc.	287,792
6,575	TRW Automotive Holdings Corp.*	216,120
		503,912
	Chemicals—2.8%
7,504	Sherwin-Williams (The) Co.	522,954

	Commercial Services—8.6%
5,413	Arbitron, Inc.	269,567
8,079	DeVry, Inc.	261,760
2,427	ITT Educational Services, Inc.*	256,437
4,304	Pre-Paid Legal Services, Inc.*	226,821
37,051	Stewart Enterprises, Inc., Class A	259,728
2,261	Strayer Education, Inc.	342,608
		1,616,921
	Distribution/Wholesale—2.6%
10,046	Genuine Parts Co.	477,989

	Electronics—1.6%
15,203	Gentex Corp.	300,107

	Hand/Machine Tools—1.4%
2,955	Black & Decker Corp.	255,814

	Home Builders—1.0%
338	NVR, Inc.*	195,526

	Home Furnishings—1.8%
10,975	Tempur-Pedic International, Inc.*	341,871

	Household Products/Wares—3.7%
9,442	Blyth, Inc.	$210,745
9,100	Fossil, Inc.*	232,505
9,741	Tupperware Brand Corp.	253,364
		696,614
	Housewares—2.3%
15,977	Newell Rubbermaid, Inc.	422,592

	Internet—2.0%
5,051	Blue Nile, Inc.*	381,906

	Lodging—3.8%
5,649	Boyd Gaming Corp.	249,121
7,452	Starwood Hotels & Resorts Worldwide, Inc.	469,178
		718,299
	Media—8.2%
21,647	DIRECT TV Group (The), Inc.*	485,110
61,949	Gemstar-TV Guide International, Inc.*	355,587
19,769	Journal Communications, Inc., Class A	209,354
4,468	Meredith Corp.	252,397
17,552	Sinclair Broadcast Group, Inc., Class A	228,878
		1,531,326
	Real Estate—1.2%
3,380	Avatar Holdings, Inc.*	219,463

	Retail—38.9%
6,773	Advance Auto Parts, Inc.	235,497
5,975	Aeropostale, Inc.*	227,528
3,952	AutoZone, Inc.*	501,154
6,406	Barnes & Noble, Inc.	214,921
8,169	Big Lots, Inc.*	211,250
7,259	Bob Evans Farms, Inc.	235,555
11,108	Burger King Holdings, Inc.	269,813
7,057	CEC Entertainment, Inc.*	208,252
6,041	Darden Restaurants, Inc.	257,165
7,770	Dillard’s, Inc., Class A	232,245
6,590	Dollar Tree Stores, Inc.*	252,133
8,203	Family Dollar Stores, Inc.	242,973
5,316	Genesco, Inc.*	268,724
4,754	IHOP Corp.	310,103
6,333	J. C. Penney Co., Inc.	430,898
6,823	Kohl’s Corp.*	414,839
9,862	McDonald’s Corp.	472,095
5,528	Men’s Wearhouse (The), Inc.	273,083
8,456	Movado Group, Inc.	238,797
22,875	New York & Co., Inc.*	223,031
9,693	Nordstrom, Inc.	461,194
8,000	Payless ShoeSource, Inc.*	212,960
8,488	Ross Stores, Inc.	245,558
2,798	Sears Holdings Corp.*	382,738

8,081	Williams-Sonoma, Inc.	$248,814
		7,271,320
	Toys/Games/Hobbies—1.3%
10,126	Marvel Entertainment, Inc.*	245,353

	Total Common Stocks (Cost $19,823,599)	18,653,154

	Money Market Fund—0.1%
15,153	Liquid Assets Portfolio Private Class** (Cost $15,153)	15,153

	Total Investments (Cost $19,838,752)—99.8%	18,668,307
	Other assets less liabilities—0.2%	33,547
	Net Assets—100.0%	$18,701,854

* Non-income producing security.
** Affiliated investment.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,170,445 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $390,768 and aggregate gross unrealized depreciation of $1,561,213.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Agriculture—14.3%
23,871	Alliance One International, Inc.*	$206,484
5,953	Altria Group, Inc.	395,696
11,934	Archer-Daniels-Midland Co.	400,982
2,954	Loews Corp. - Carolina Group	223,884
6,384	Reynolds American, Inc.	390,509
3,662	Universal Corp.	202,179
4,201	UST, Inc.	224,964
11,772	Vector Group Ltd.	251,921
		2,296,619
	Beverages—12.1%
8,268	Anheuser-Busch Cos., Inc.	403,230
8,122	Coca-Cola (The) Co.	423,237
2,556	Molson Coors Brewing Co., Class B	227,331
6,695	Pepsi Bottling Group, Inc.	224,015
9,378	PepsiAmericas, Inc.	259,489
6,124	PepsiCo, Inc.	401,857
		1,939,159
	Cosmetics/Personal Care—10.5%
9,441	Alberto-Culver Co.	222,052
11,379	Avon Products, Inc.	409,758
6,329	Colgate-Palmolive Co.	417,714
4,866	Estee Lauder (The) Cos., Inc., Class A	219,067
6,694	Procter & Gamble Co.	414,091
		1,682,682
	Electrical Components & Equipment—1.5%
2,323	Energizer Holdings, Inc.*	234,391

	Environmental Control—1.4%
26,003	Darling International, Inc.*	218,165

	Food—42.2%
5,860	Campbell Soup Co.	215,824
8,957	ConAgra Foods, Inc.	227,060
5,611	Corn Products International, Inc.	250,363
7,197	Dean Foods Co.*	207,058
19,156	Del Monte Foods Co.	222,210
9,941	Flowers Foods, Inc.	203,791
9,543	Fresh Del Monte Produce, Inc. (Cayman Islands)*	244,778
7,007	General Mills, Inc.	389,728
4,901	H.J. Heinz Co.	214,468
4,396	Hershey (The) Co.	202,656

6,240	Hormel Foods Corp.	$214,781
6,652	Ingles Markets, Inc., Class A	194,837
5,822	J & J Snack Foods Corp.	200,568
4,000	J.M. Smucker (The) Co.	223,240
7,878	Kellogg Co.	408,158
14,262	Kroger (The) Co.	370,242
9,949	Lance, Inc.	250,615
6,160	McCormick & Co., Inc.	210,426
3,901	Ralcorp Holdings, Inc.*	202,696
7,587	Ruddick Corp.	210,919
6,738	Safeway, Inc.	214,740
12,879	Sara Lee Corp.	204,132
102	Seaboard Corp.	204,000
12,732	Sysco Corp.	405,895
10,410	Tyson Foods, Inc., Class A	221,733
5,473	Weis Markets, Inc.	215,089
7,674	Winn-Dixie Stores, Inc.*	204,973
3,956	Wm. Wrigley Jr. Co.	228,182
		6,763,162
	Household Products/Wares—6.6%
4,729	Church & Dwight Co., Inc.	232,005
3,452	Clorox Co.	208,708
5,933	Kimberly-Clark Corp.	399,113
17,877	Prestige Brands Holdings, Inc.*	223,641
		1,063,467
	Miscellaneous Manufacturing—1.3%
5,287	Lancaster Colony Corp.	204,713

	Pharmaceuticals—1.2%
4,583	NBTY, Inc.*	199,544

	Retail—8.9%
6,171	BJ’s Wholesale Club, Inc.*	209,567
4,015	Longs Drug Stores Corp.	194,165
13,149	Nu Skin Enterprises, Inc., Class A	204,072
9,348	Walgreen Co.	412,995
8,984	Wal-Mart Stores, Inc.	412,815
		1,433,614
	Total Investments (Cost $17,091,252)(a)—100.0%	16,035,516
	Other assets less liabilities—0.0%	6,499
	Net Assets—100.0%	$16,042,015

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,055,736 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $112,331 and aggregate gross unrealized depreciation of $1,168,067.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$15,790,738	98.5%
Cayman Islands	244,778	1.5
Total investments	16,035,516	100.0
Other assets less liabilities	6,499	0.0
Net Assets	$16,042,015	100.0%

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Coal—1.5%
16,501	Alliance Holdings GP LP	$514,171

	Electric—2.6%
47,764	Dynegy, Inc., Class A*	425,578
15,490	MDU Resources Group, Inc.	422,257
		847,835
	Energy - Alternate Sources—1.3%
19,345	Covanta Holding Corp.*	438,745

	Gas—18.3%
11,061	AGL Resources, Inc.	417,000
14,508	Atmos Energy Corp.	407,240
8,007	Energen Corp.	423,650
11,171	KeySpan Corp.	464,155
15,031	Laclede Group (The), Inc.	444,166
8,551	New Jersey Resources Corp.	401,897
9,759	Nicor, Inc.	384,602
19,338	NiSource, Inc.	368,776
9,270	Northwest Natural Gas Co.	386,281
13,699	Sempra Energy	722,210
12,022	South Jersey Industries, Inc.	393,961
14,261	Southern Union Co.	440,380
12,274	Southwest Gas Corp.	381,476
16,338	UGI Corp.	421,684
		6,057,478
	Mining—1.0%
19,468	USEC, Inc.*	326,868

	Oil & Gas—44.2%
11,889	Cabot Oil & Gas Corp.	406,604
10,448	Chevron Corp.	890,796
11,092	ConocoPhillips	896,676
19,624	Delek US Holdings, Inc.	519,644
11,067	Devon Energy Corp.	825,709
14,263	ENSCO International, Inc.	871,041
10,150	Exxon Mobil Corp.	864,070
12,019	Frontier Oil Corp.	465,496
12,504	GlobalSantaFe Corp. (Cayman Islands)	896,661
6,692	Holly Corp.	450,974
14,175	Marathon Oil Corp.	782,460
19,067	Mariner Energy, Inc.*	402,886
13,470	Noble Energy, Inc.	823,556
15,423	Occidental Petroleum Corp.	874,793

41,654	Parker Drilling Co.*	$392,381
31,114	Pioneer Drilling Co.*	391,414
9,030	Plains Exploration & Production Co.*	390,186
7,720	Tesoro Corp.	384,456
8,780	Transocean, Inc. (Cayman Islands)*	943,410
11,341	Valero Energy Corp.	759,960
10,823	Western Refining, Inc.	600,677
14,709	XTO Energy, Inc.	802,082
		14,635,932
	Oil & Gas Services—22.9%
6,704	Cameron International Corp.*	522,912
13,531	Dresser-Rand Group, Inc.*	502,000
6,180	FMC Technologies, Inc.*	565,594
19,692	Global Industries Ltd.*	510,023
8,367	Grant Prideco, Inc.*	469,389
9,239	National Oilwell Varco, Inc.*	1,109,696
12,409	Oil States International, Inc.*	542,770
10,698	Schlumberger Ltd. (Netherlands)	1,013,315
5,002	SEACOR Holdings, Inc.*	436,274
15,513	Smith International, Inc.	952,653
11,792	Superior Energy Services, Inc.*	475,453
7,097	Tidewater, Inc.	485,577
		7,585,656
	Pipelines—5.4%
10,530	Copano Energy LLC	441,523
10,224	National Fuel Gas Co.	443,210
8,873	ONEOK, Inc.	450,305
8,911	Questar Corp.	458,827
		1,793,865
	Transportation—2.7%
9,218	Gulfmark Offshore, Inc.*	433,062
6,029	Overseas Shipholding Group, Inc.	467,790
		900,852
	Total Common Stocks (Cost $30,964,631)	33,101,402

	Money Market Fund—0.2%
58,321	Liquid Assets Portfolio Private Class ** (Cost $58,321)	58,321

	Total Investments (Cost $31,022,952)(a)—100.1%	33,159,723
	Liabilities in excess of other assets—(0.1%)	(30,568)
	Net Assets—100.0%	$33,129,155

* Non-income producing security.
** Affiliated investment.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $2,136,771 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,067,470 and aggregate gross unrealized depreciation of $930,699.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets

United States	$30,306,337	91.5%
Cayman Islands	1,840,071	5.5
Netherlands	1,013,315	3.1
Total investments	33,159,723	100.1
Liabilities in excess of other assets	(30,568)	(0.1)
Net Assets	$33,129,155	100.0%

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Banks—6.8%
2,064	Bank of Hawaii Corp.	$99,113
4,833	Bank of New York Mellon Corp.	205,645
2,893	City Holding Co.	95,035
1,455	City National Corp.	102,999
		502,792
	Diversified Financial Services—10.4%
1,468	AG Edwards, Inc.	118,702
2,968	Federated Investors, Inc., Class B	106,878
1,519	Franklin Resources, Inc.	193,475
902	Goldman Sachs Group (The), Inc.	169,883
3,941	JPMorgan Chase & Co.	173,443
		762,381
	Insurance—81.4%
3,319	ACE Ltd. (Cayman Islands)	191,573
317	Alleghany Corp.*	133,140
3,315	Allstate (The) Corp.	176,192
1,228	AMBAC Financial Group, Inc.	82,460
3,154	American Financial Group, Inc.	88,596
2,613	Aon Corp.	104,625
1,559	Arch Capital Group Ltd. (Bermuda)*	108,600
3,546	Argonaut Group, Inc.*	97,621
1,879	Assurant, Inc.	95,303
3,770	Chubb Corp.	190,046
4,179	CNA Financial Corp.	173,512
5,573	CNA Surety Corp.*	94,184
3,241	Commerce Group, Inc.	93,114
2,593	Delphi Financial Group, Class A	104,161
1,045	Everest Re Group Ltd. (Bermuda)	102,671
2,858	FBL Financial Group, Inc., Class A	100,573
2,089	First American Corp.	96,700
2,298	Hanover Insurance Group (The), Inc.	100,859
1,972	Hartford Financial Services Group (The), Inc.	181,168
3,394	HCC Insurance Holdings, Inc.	99,376
5,074	Horace Mann Educators Corp.	90,469
2,804	Lincoln National Corp.	169,137
3,995	Loews Corp.	189,363
227	Markel Corp.*	105,669
3,006	MetLife, Inc.	181,021
1,834	Nationwide Financial Services, Class A	104,373
2,252	Navigators Group (The), Inc.*	117,802
2,581	Odyssey Re Holdings Corp.	90,851
5,171	Old Republic International Corp.	94,940
2,693	Philadelphia Consolidated Holding Co.*	97,325

2,254	PMI Group (The), Inc.	$76,794
3,336	Principal Financial Group, Inc.	188,117
1,984	ProAssurance Corp.*	97,970
8,951	Progressive (The) Corp.	187,792
2,218	Protective Life Corp.	95,418
2,028	Prudential Financial, Inc.	179,742
1,823	Reinsurance Group of America, Inc.	97,184
1,948	RLI Corp.	112,984
1,754	Safeco Corp.	102,556
4,106	Selective Insurance Group, Inc.	84,255
2,252	StanCorp Financial Group, Inc.	105,754
1,602	Torchmark Corp.	98,587
1,557	Transatlantic Holdings, Inc.	113,895
3,730	Travelers Cos. (The), Inc.	189,409
4,450	United America Indemnity Ltd., Class A (Cayman Islands)*	95,586
2,947	United Fire & Casualty Co.	101,436
4,191	Unum Group	101,841
2,477	Willis Group Holdings Ltd. (Bermuda)	100,541
3,390	W.R. Berkley Corp.	99,734
2,306	Zenith National Insurance Corp.	93,070
		5,978,089
	Software—1.4%
3,718	SEI Investments Co.	101,353

	Total Common Stocks (Cost $7,745,639)	7,344,615

	Money Market Fund—0.7%
48,790	Liquid Assets Portfolio Private Class** (Cost $48,790)	48,790

	Total Investments
	(Cost $7,794,429)(a)—100.7%	7,393,405
	Liabilities in excess of other assets—(0.7%)	(52,930)
	Net Assets—100.0%	$7,340,475

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $401,024 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $210,025 and aggregate gross unrealized depreciation of $611,049.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$6,794,434	92.6%
Bermuda	311,812	4.2
Cayman Islands	287,159	3.9
Total investments	7,393,405	100.7
Liabilities in excess of other assets	(52,930)	(0.7)
Net Assets	$7,340,475	100.0%

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Commercial Services—6.4%
13,820	Chemed Corp.	$874,530
26,461	Emergency Medical Services Corp., Class A*	1,032,243
39,887	Healthspring, Inc.*	682,068
26,877	McKesson Corp.	1,552,415
		4,141,256
	Electronics—6.9%
31,910	Applera Corp. - Applied Biosystems Group	996,230
12,747	Dionex Corp.*	866,923
15,792	Varian, Inc.*	949,731
27,640	Waters Corp.*	1,610,307
		4,423,191
	Healthcare - Products—38.7%
29,420	Baxter International, Inc.	1,547,492
21,730	Becton Dickinson & Co.	1,659,303
29,208	CONMED Corp.*	814,903
19,913	C.R. Bard, Inc.	1,562,573
16,983	Dade Behring Holdings, Inc.	1,271,178
25,437	Dentsply International, Inc.	928,196
18,146	Edwards Lifesciences Corp.*	833,990
17,487	Gen-Probe, Inc.*	1,101,856
18,321	Haemonetics Corp.*	905,424
17,453	Henry Schein, Inc.*	948,396
13,806	Hillenbrand Industries, Inc.	870,330
28,785	Immucor, Inc.*	896,941
18,537	Kinetic Concepts, Inc.*	1,139,655
31,558	Medtronic, Inc.	1,599,044
22,685	Mentor Corp.	892,655
43,431	Meridian Bioscience, Inc.	969,814
24,543	Patterson Cos., Inc.*	880,357
48,706	PSS World Medical, Inc.*	839,204
21,012	Respironics, Inc.*	961,299
31,514	STERIS Corp.	861,908
24,635	SurModics, Inc.*	1,130,007
15,435	Techne Corp.*	868,373
18,681	Zimmer Holdings, Inc.*	1,452,635
		24,935,533
	Healthcare - Services—25.5%
31,974	Aetna, Inc.	1,536,990
24,655	Amedisys, Inc.*	933,192
37,453	AmSurg Corp.*	941,568
31,744	Apria Healthcare Group, Inc.*	832,328

28,193	Coventry Health Care, Inc.*	$1,573,450
29,088	Health Net, Inc.*	1,441,020
28,147	Kindred Healthcare, Inc.*	753,777
21,316	Laboratory Corp. of America Holdings*	1,574,186
22,753	LifePoint Hospitals, Inc.*	672,351
23,215	Lincare Holdings, Inc.*	828,543
20,199	Magellan Health Services, Inc.*	844,722
13,590	Manor Care, Inc.	860,927
27,813	Medcath Corp.*	842,456
16,058	Pediatrix Medical Group, Inc.*	866,490
23,538	Sunrise Senior Living, Inc.*	935,871
10,014	WellCare Health Plans, Inc.*	1,014,018
		16,451,889
	Insurance—2.5%
30,457	Cigna Corp.	1,572,799

	Pharmaceuticals—17.3%
27,298	Endo Pharmaceuticals Holdings, Inc.*	928,405
33,795	Express Scripts, Inc.*	1,694,142
42,982	King Pharmaceuticals, Inc.*	731,124
31,212	Merck & Co., Inc.	1,549,676
46,454	Mylan Laboratories, Inc.	744,658
24,615	OSI Pharmaceuticals, Inc.*	793,588
60,881	Pfizer, Inc.	1,431,312
51,146	Schering-Plough Corp.	1,459,707
38,689	Sciele Pharma, Inc.*	897,198
22,999	VCA Antech, Inc.*	904,781
		11,134,591
	Software—2.8%
15,969	Cerner Corp.*	844,281
40,203	Omnicell, Inc.*	960,048
		1,804,329
	Total Common Stocks (Cost $65,259,322)	64,463,588

	Money Market Fund—0.0%
8,752	Liquid Assets Portfolio Private Class** (Cost $8,752)	8,752

	Total Investments (Cost $65,268,074)(a)—100.1%	64,472,340
	Liabilities in excess of other assets—(0.1%)	(38,191)
	Net Assets—100.0%	$64,434,149

* Non-income producing security.
**Affiliated investment.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $795,734 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,395,629 and aggregate gross unrealized depreciation of $3,191,363.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—13.9%
8,435	Alliant Techsystems, Inc.*	$835,993
15,717	Lockheed Martin Corp.	1,547,810
20,321	Northrop Grumman Corp.	1,546,428
28,118	Raytheon Co.	1,556,612
22,048	Rockwell Collins, Inc.	1,514,698
22,222	United Technologies Corp.	1,621,539
		8,623,080
	Auto Manufacturers—2.4%
17,875	PACCAR, Inc.	1,462,533

	Commercial Services—14.9%
28,760	ABM Industries, Inc.	723,602
23,602	Administaff, Inc.	771,785
17,575	Heidrick & Struggles International, Inc.*	944,481
32,914	Korn/Ferry International*	777,758
16,353	Manpower, Inc.	1,292,705
28,680	Quanta Services, Inc.*	815,372
24,185	Robert Half International, Inc.	822,048
35,498	Rollins, Inc.	844,852
43,775	SAIC, Inc.*	733,669
25,342	TeleTech Holdings, Inc.*	743,281
16,166	Watson Wyatt Worldwide, Inc., Class A	720,195
		9,189,748
	Distribution/Wholesale—3.8%
12,612	United Stationers, Inc.*	803,889
17,806	W.W. Grainger, Inc.	1,555,532
		2,359,421
	Electrical Components & Equipment—1.4%
22,744	AMETEK, Inc.	887,471

	Electronics—2.9%
14,557	Thomas & Betts Corp.*	899,623
15,331	Woodward Governor Co.	885,365
		1,784,988
	Engineering & Construction—8.9%
26,205	EMCOR Group, Inc.*	940,760
8,459	Foster Wheeler Ltd. (Bermuda)*	950,707
20,695	McDermott International, Inc. (Panama)*	1,716,442
16,538	Perini Corp.*	1,015,599
17,738	URS Corp.*	873,774
		5,497,282

	Environmental Control—2.9%
28,281	Republic Services, Inc.	$903,578
18,826	Stericycle, Inc.*	902,518
		1,806,096
	Hand/Machine Tools—2.8%
11,305	Kennametal, Inc.	866,641
12,115	Lincoln Electric Holdings, Inc.	872,159
		1,738,800
	Machinery-Diversified—12.2%
20,094	AGCO Corp.*	772,212
30,059	Applied Industrial Technologies, Inc.	853,375
12,757	Cascade Corp.	864,797
13,325	Deere & Co.	1,604,598
20,282	Gardner Denver, Inc.*	843,528
11,100	Manitowoc (The) Co., Inc.	862,137
13,614	Middleby Corp.*	844,204
21,430	Wabtec Corp.	875,201
		7,520,052
	Metal Fabricate/Hardware—5.7%
13,268	Precision Castparts Corp.	1,818,512
22,227	RBC Bearings, Inc.*	849,294
24,558	Timken (The) Co.	820,237
		3,488,043
	Miscellaneous Manufacturing—23.4%
14,077	Acuity Brands, Inc.	831,951
12,878	Brink’s (The) Co.	787,490
12,536	Ceradyne, Inc.*	935,562
29,473	Cooper Industries Ltd., Class A (Bermuda)	1,559,711
19,285	Crane Co.	884,410
16,487	Eaton Corp.	1,602,206
16,188	Harsco Corp.	852,460
26,784	Honeywell International, Inc.	1,540,348
23,009	ITT Corp.	1,446,806
18,932	Pall Corp.	786,057
15,476	Parker Hannifin Corp.	1,527,172
9,746	SPX Corp.	914,857
10,708	Teleflex, Inc.	818,412
		14,487,442
	Office Furnishings—2.3%
34,340	Knoll, Inc.	680,275
43,775	Steelcase, Inc., Class A	762,123
		1,442,398
	Office/Business Equipment—1.3%
57,800	IKON Office Solutions, Inc.	801,108

	Transportation—1.2%
25,159	Horizon Lines, Inc., Class A	726,089

	Total Common Stocks (Cost $60,478,631)	$61,814,551

	Money Market Fund—0.0%
11,979	Liquid Assets Portfolio Private Class** (Cost $11,979)	11,979

	Total Investments (Cost $60,490,610)(a)—100.0%	61,826,530
	Other assets less liabilities—0.0%	16,418
	Net Assets—100.0%	$61,842,948

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,335,920 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,629,510 and aggregate gross unrealized depreciation of $1,293,590.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$57,599,670	93.1%
Bermuda	2,510,418	4.1
Panama	1,716,442	2.8
Total investments	61,826,530	100.0
Other assets less liabilities	16,418	0.0
Net Assets	$61,842,948	100.0%

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Commercial Services—3.6%
16,303	Convergys Corp.*	$310,572
15,733	Gartner, Inc.*	329,292
12,435	Wright Express Corp.*	423,536
		1,063,400
	Computers—32.4%
13,324	Affiliated Computer Services, Inc., Class A*	714,966
18,711	Agilysys, Inc.	359,438
6,826	Apple, Inc.*	899,393
46,134	Brocade Communications Systems, Inc.*	324,783
12,812	Ceridian Corp.*	434,327
5,137	DST Systems, Inc.*	389,744
27,290	Electronic Data Systems Corp.	736,557
6,728	Factset Research Systems, Inc.	443,981
17,001	Hewlett-Packard Co.	782,556
7,374	International Business Machines Corp.	815,933
16,315	Jack Henry & Associates, Inc.	391,886
18,385	Komag, Inc.*	588,504
8,131	Lexmark International, Inc., Class A*	321,500
14,787	Manhattan Associates, Inc.*	412,114
29,563	Smart Modular Technologies (WWH), Inc. (Cayman Islands)*	363,329
22,277	SYKES Enterprises, Inc.*	372,917
15,868	Synopsys, Inc.*	388,131
12,291	Syntel, Inc.	442,599
24,216	Western Digital Corp.*	517,012
		9,699,670
	Electronics—6.9%
13,098	Dolby Laboratories, Inc., Class A*	435,639
10,417	FLIR Systems, Inc.*	454,702
4,291	Mettler-Toledo International, Inc.*	408,332
6,213	Rofin-Sinar Technologies, Inc.*	404,280
23,969	Vishay Intertechnology, Inc.*	371,759
		2,074,712
	Engineering & Construction—1.4%
14,508	Dycom Industries, Inc.*	405,499

	Internet—11.8%
177,752	CMGI, Inc.*	280,848
23,755	eBay, Inc.*	769,662
13,460	j2 Global Communications, Inc.*	439,334
12,070	McAfee, Inc.*	432,830
47,427	TIBCO Software, Inc.*	385,582
25,906	United Online, Inc.	365,793
28,462	VeriSign, Inc.*	845,037
		3,519,086

	Office/Business Equipment—2.4%
41,475	Xerox Corp.*	$724,154

	Semiconductors—6.6%
30,046	Amkor Technology, Inc.*	371,369
78,780	Atmel Corp.*	424,623
19,513	Emulex Corp.*	386,357
29,136	Photronics, Inc.*	408,487
25,424	Teradyne, Inc.*	398,903
		1,989,739
	Software—21.9%
28,565	Aspen Technology, Inc.*	354,206
33,629	BEA Systems, Inc.*	416,327
24,351	BMC Software, Inc.*	699,361
37,638	Compuware Corp.*	351,163
15,536	CSG Systems International, Inc.*	388,711
14,432	Fiserv, Inc.*	713,229
25,614	Intuit, Inc.*	733,585
13,249	ManTech International Corp., Class A*	432,712
25,446	Microsoft Corp.	737,680
4,107	MicroStrategy, Inc., Class A*	300,263
40,311	Oracle Corp.*	770,746
23,319	Total System Services, Inc.	655,963
		6,553,946
	Telecommunications—13.0%
30,947	Avaya, Inc.*	511,863
29,855	C-COR, Inc.*	401,550
30,392	Cisco Systems, Inc.*	878,632
8,210	CommScope, Inc.*	446,870
9,580	Comtech Telecommunications Corp.*	416,443
15,803	Harris Corp.	867,269
13,430	InterDigital, Inc.*	375,369
		3,897,996

	Total Investments (Cost $30,285,693)(a)—100.0%	29,928,202
	Liabilities in excess of other assets—(0.0%)	(378)
	Net Assets—100.0%	$29,927,824

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $357,491 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,350,211 and aggregate gross unrealized depreciation of $1,707,702.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$29,564,873	98.8%
Cayman Islands	363,329	1.2
Total investments	29,928,202	100.0
Liabilities in excess of other assets	(378)	(0.0)
Net Assets	$29,927,824	100.0%

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Commercial Services—2.0%
36,075	Convergys Corp.*	$687,229

	Electronics—9.9%
28,561	Garmin Ltd. (Cayman Islands)	2,396,268
31,499	Trimble Navigation Ltd.*	1,040,412
		3,436,680
	Internet—2.3%
57,326	United Online, Inc.	809,443

	Media—12.2%
63,005	Comcast Corp., Class A*	1,655,141
74,008	DIRECTV Group (The), Inc.*	1,658,520
101,204	Mediacom Communications Corp., Class A*	916,908
		4,230,569
	Software—2.5%
34,379	CSG Systems International, Inc.*	860,163

	Telecommunications—71.0%
53,647	ADC Telecommunications, Inc.*	1,002,662
25,018	ALLTEL Corp.	1,649,937
42,106	AT&T, Inc.	1,648,871
68,481	Avaya, Inc.*	1,132,676
97,009	Centennial Communications Corp.*	992,402
19,286	CenturyTel, Inc.	884,649
67,251	Cisco Systems, Inc.*	1,944,225
59,741	Citizens Communications Co.	862,063
21,199	Comtech Telecommunications Corp.*	921,521
14,620	Embarq Corp.	903,370
19,074	Harris Corp.	1,046,781
17,596	Hughes Communications, Inc.*	811,176
51,606	Knology, Inc.*	800,925
37,855	NTELOS Holdings Corp.	1,014,514
171,969	Qwest Communications International, Inc.*	1,466,896
49,348	RCN Corp.*	879,875
74,179	Syniverse Holdings, Inc.*	997,708
15,608	Telephone & Data Systems, Inc.	1,036,371
12,223	U.S. Cellular Corp.*	1,185,631
40,382	Verizon Communications, Inc.	1,721,080
29,587	ViaSat, Inc.*	847,076
62,744	Windstream Corp.	863,357
		24,613,766

	Total Common Stocks (Cost $30,916,512)	$34,637,850

	Money Market Fund—0.5%
155,683	Liquid Assets Portfolio Private Class** (Cost $155,683)	155,683

	Total Investments (Cost $31,072,195)(a)—100.4%	34,793,533
	Liabilities in excess of other assets—(0.4%)	(129,896)
	Net Assets—100.0%	$34,663,637

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $3,721,338 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,114,419 and aggregate gross unrealized depreciation of $1,393,081.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$32,397,265	93.5%
Cayman Islands	2,396,268	6.9
Total investments	34,793,533	100.4
Liabilities in excess of other assets	(129,896)	(0.4)
Net Assets	$34,663,637	100.0%

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Electric—70.7%
104,662	AES (The) Corp.*	$2,056,608
25,530	Allegheny Energy, Inc.*	1,333,432
27,626	ALLETE, Inc.	1,211,124
31,167	Alliant Energy Corp.	1,151,621
70,697	CenterPoint Energy, Inc.	1,165,087
27,670	Constellation Energy Group, Inc.	2,318,746
136,646	Dynegy, Inc., Class A*	1,217,516
42,724	Edison International	2,259,672
55,647	Energy East Corp.	1,408,426
21,865	Entergy Corp.	2,185,625
35,381	FirstEnergy Corp.	2,149,396
38,751	FPL Group, Inc.	2,237,095
28,612	Mirant Corp.*	1,082,392
43,440	Northeast Utilities	1,187,650
31,561	NRG Energy, Inc.*	1,216,677
38,463	NSTAR	1,209,661
49,399	PG&E Corp.	2,114,771
28,070	Public Service Enterprise Group, Inc.	2,336,546
76,680	TECO Energy, Inc.	1,237,615
		31,079,660
	Gas—29.2%
31,644	AGL Resources, Inc.	1,192,979
41,504	Atmos Energy Corp.	1,165,017
31,958	KeySpan Corp.	1,327,855
43,002	Laclede Group (The), Inc.	1,270,709
24,463	New Jersey Resources Corp.	1,149,761
27,917	Nicor, Inc.	1,100,209
55,321	NiSource, Inc.	1,054,971
26,518	Northwest Natural Gas Co.	1,105,005
34,393	South Jersey Industries, Inc.	1,127,059
40,800	Southern Union Co.	1,259,904
35,114	Southwest Gas Corp.	1,091,343
		12,844,812

	Total Investments (Cost $46,066,831)(a)—99.9%	43,924,472
	Other assets less liabilities—0.1%	35,786
	Net Assets—100.0%	$43,960,258

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $2,142,359 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,406,552 and aggregate gross unrealized depreciation of $3,548,911.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.9%
	Commercial Banks-Central US—13.8%
6,553	AMCORE Financial, Inc.	$158,255
5,999	Associated Banc-Corp.	172,411
4,540	BancFirst Corp.	183,461
4,157	Commerce Bancshares, Inc.	184,779
7,152	TCF Financial Corp.	175,868
		874,774
	Commercial Banks-Eastern US—6.1%
6,762	Chittenden Corp.	226,189
10,745	National Penn Bancshares, Inc.	158,811
		385,000
	Commercial Banks-Southern US—20.7%
7,860	BancorpSouth, Inc.	183,531
5,105	City Holding Co.	167,699
15,521	First Bancorp.	142,793
1,052	First Citizens BancShares, Inc., Class A	189,024
10,919	Synovus Financial Corp.	305,296
7,337	Trustmark Corp.	183,645
6,329	WesBanco, Inc.	139,554
		1,311,542
	Commercial Banks-Western US—11.3%
3,643	Bank of Hawaii Corp.	174,937
2,567	City National Corp.	181,718
11,316	Hanmi Financial Corp.	164,082
3,706	SVB Financial Group*	195,232
		715,969
	Fiduciary Banks—5.5%
5,564	Northern Trust Corp.	347,527

	Finance-Investment Banker/Broker—4.8%
6,954	JPMorgan Chase & Co.	306,046

	S&L/Thrifts-Eastern US—5.8%
14,318	First Niagara Financial Group, Inc.	184,130
7,008	Northwest Bancorp, Inc.	184,030
		368,160
	S&L/Thrifts-Western US—5.1%
2,697	Downey Financial Corp.	143,453
7,870	Washington Federal, Inc.	177,312
		320,765

	Super-Regional Banks-US—25.8%
7,014	Bank of America Corp.	$332,603
5,734	Comerica, Inc.	301,952
8,365	Fifth Third Bancorp	308,585
2,599	Huntington Bancshares, Inc.	49,901
10,053	KeyCorp	348,738
4,435	PNC Financial Services Group, Inc.	295,593
		1,637,372
	Total Common Stocks (Cost $7,000,553)	6,267,155

	Money Market Fund—0.9%
55,759	Liquid Assets Portfolio Private Class** (Cost $55,759)	55,759

	Total Investments (Cost $7,056,312)(a)—99.8%	6,322,914
	Other assets less liabilities—0.2%	13,487
	Net Assets—100.0%	$6,336,401

*	Non-income producing security.
**	Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $733,398 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $13,169 and aggregate gross unrealized depreciation of $746,567.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Biotechnology—42.4%
238,061	Amgen, Inc.*	$12,793,398
538,272	Applera Corp. - Celera Group*	6,470,029
167,482	Genentech, Inc.*	12,457,311
211,994	Genzyme Corp.*	13,370,463
374,598	GTx, Inc.*	5,757,571
996,289	Incyte Corp.*	5,300,257
99,040	Invitrogen Corp.*	7,111,072
660,162	Millennium Pharmaceuticals, Inc.*	6,661,035
94,886	Millipore Corp.*	7,458,988
183,315	Myriad Genetics, Inc.*	6,852,315
612,772	Nektar Therapeutics*	4,675,450
308,116	Regeneron Pharmaceuticals, Inc.*	4,587,847
489,203	Savient Pharmaceuticals, Inc.*	5,792,164
		99,287,900
	Chemicals—5.8%
298,757	Sigma-Aldrich Corp.	13,539,667

	Electronics—17.4%
453,298	Applera Corp. - Applied Biosystems Group	14,151,963
98,762	Dionex Corp.*	6,716,804
122,363	Varian, Inc.*	7,358,911
214,157	Waters Corp.*	12,476,787
		40,704,465
	Healthcare-Products—2.9%
119,596	Techne Corp.*	6,728,471

	Pharmaceuticals—31.5%
320,237	Cubist Pharmaceuticals, Inc.*	7,384,665
1,084,782	Dendreon Corp.*	8,255,191
316,576	Gilead Sciences, Inc.*	11,786,125
712,640	Isis Pharmaceuticals, Inc.*	7,418,582
441,891	Medarex, Inc.*	6,257,177
190,730	OSI Pharmaceuticals, Inc.*	6,149,135
380,431	Tanox, Inc.*	7,418,405
204,905	Theravance, Inc.*	5,485,307
484,857	ViroPharma, Inc.*	6,230,412
169,423	XenoPort, Inc.*	7,232,668
		73,617,667

Total Investments (Cost $237,930,916) (a)—100.0%	$233,878,170
Liabilities in excess of other assets—(0.0%)	(57,375)
Net Assets—100.0%	$233,820,795

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $4,052,746 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $16,061,310 and aggregate gross unrealized depreciation of $20,114,056.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Building Materials—20.4%
21,733	American Standard Cos., Inc.	$1,174,668
29,347	Apogee Enterprises, Inc.	755,979
20,888	Drew Industries, Inc.*	726,485
20,060	Lennox International, Inc.	768,298
8,457	Martin Marietta Materials, Inc.	1,158,609
19,629	Owens Corning, Inc.*	597,310
		5,181,349
	Commercial Services—5.4%
23,264	McGrath RentCorp	696,059
23,982	Quanta Services, Inc.*	681,808
		1,377,867
	Electric—2.5%
23,302	MDU Resources Group, Inc.	635,213

	Engineering & Construction—23.9%
23,852	Dycom Industries, Inc.*	666,663
21,910	EMCOR Group, Inc.*	786,569
12,637	Fluor Corp.	1,459,701
12,617	Jacobs Engineering Group, Inc.*	777,586
13,831	Perini Corp*	849,362
14,834	URS Corp.*	730,723
9,939	Washington Group International, Inc.*	798,300
		6,068,904
	Forest Products & Paper—7.2%
13,161	Deltic Timber Corp.	684,240
15,950	Weyerhaeuser Co.	1,136,278
		1,820,518
	Home Builders—1.9%
858	NVR, Inc.*	496,336

	Machinery-Construction & Mining—14.0%
16,688	Astec Industries, Inc.*	870,613
16,844	Caterpillar, Inc.	1,327,307
15,743	Terex Corp.*	1,357,834
		3,555,754
	Machinery-Diversified—7.8%
10,668	Cascade Corp.	723,184
9,284	Manitowoc (The) Co., Inc.	721,088
4,062	NACCO Industries, Inc., Class A	534,234
		1,978,506

	Metal Fabricate/Hardware—3.2%
10,782	Valmont Industries, Inc.	$815,011

	Mining—4.1%
10,871	Vulcan Materials Co.	1,040,572

	Retail—4.4%
39,687	Lowe’s Cos., Inc.	1,111,633

	Storage/Warehousing—2.6%
23,070	Mobile Mini, Inc.*	659,110

	Textiles—2.5%
7,184	Mohawk Industries, Inc.*	646,632

	Total Investments (Cost $24,304,977) (a)—99.9%	25,387,405
	Other assets less liabilities—0.1%	23,443
	Net Assets—100.0%	$25,410,848

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,082,428 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,956,170 and aggregate gross unrealized depreciation of $873,742.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Gas - Distribution—2.6%
75,520	Energen Corp.	$3,995,763

	Oil Companies - Exploration & Production—48.7%
116,768	Bill Barrett Corp.*	4,007,478
258,216	Bois d’Arc Energy, Inc.*	4,198,592
112,144	Cabot Oil & Gas Corp.	3,835,325
107,078	Cimarex Energy Co.	4,052,902
104,382	Devon Energy Corp.	7,787,941
179,846	Mariner Energy, Inc.*	3,800,146
73,883	Murphy Oil Corp.	4,583,701
69,303	Noble Energy, Inc.	4,237,185
145,481	Occidental Petroleum Corp.	8,251,683
87,225	Petroleum Development Corp.*	3,518,657
85,181	Plains Exploration & Production Co.*	3,680,671
179,921	Rosetta Resources, Inc.*	3,240,377
119,422	St. Mary Land & Exploration Co.	3,975,558
104,063	Swift Energy Co.*	4,447,653
153,296	W&T Offshore, Inc.	3,590,192
138,741	XTO Energy, Inc.	7,565,547
		74,773,608
	Oil Companies - Integrated—24.3%
98,554	Chevron Corp.	8,402,714
104,628	ConocoPhillips	8,458,128
185,113	Delek US Holdings, Inc.	4,901,792
95,745	Exxon Mobil Corp.	8,150,772
133,707	Marathon Oil Corp.	7,380,626
		37,294,032
	Oil Refining & Marketing—18.7%
113,368	Frontier Oil Corp.	4,390,743
63,124	Holly Corp.	4,253,926
55,707	Sunoco, Inc.	3,716,771
72,816	Tesoro Corp.	3,626,237
106,980	Valero Energy Corp.	7,168,730
102,090	Western Refining, Inc.	5,665,995
		28,822,402
	Oil & Gas Drilling—2.8%
89,591	Atlas America, Inc.	4,350,539

	Pipelines—2.8%
84,056	Questar Corp.	4,328,043

Total Investments (Cost $143,526,144) (a)—99.9%	$153,564,387
Other assets less liabilities—0.1%	173,837
Net Assets—100.0%	$153,738,224

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $10,038,243 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $15,528,395 and aggregate gross unrealized depreciation of $5,490,152.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Beverages—2.9%
10,037	Molson Coors Brewing Co., Class B	$892,691

	Chemicals—5.6%
27,321	Monsanto Co.	1,760,838

	Food—71.0%
22,990	Campbell Soup Co.	846,722
35,148	ConAgra Foods, Inc.	891,002
22,008	Corn Products International, Inc.	981,997
28,238	Dean Foods Co.	812,407
75,159	Del Monte Foods Co.	871,844
37,439	Fresh Del Monte Produce, Inc. (Cayman Islands)	960,310
27,489	General Mills, Inc.	1,528,938
19,226	H.J. Heinz Co.	841,330
24,488	Hormel Foods Corp.	842,877
26,097	Ingles Markets, Inc., Class A	764,381
15,693	J.M. Smucker (The) Co.	875,826
30,912	Kellogg Co.	1,601,551
55,956	Kroger (The) Co.	1,452,618
24,167	McCormick & Co., Inc.	825,545
29,766	Ruddick Corp.	827,495
48,475	Safeway, Inc.	1,544,898
50,527	Sara Lee Corp.	800,853
400	Seaboard Corp.	800,000
49,955	Sysco Corp.	1,592,565
40,847	Tyson Foods, Inc., Class A	870,041
21,469	Weis Markets, Inc.	843,732
30,104	Winn-Dixie Stores, Inc.*	804,078
		22,181,010
	Miscellaneous Manufacturing—2.6%
20,748	Lancaster Colony Corp.	803,363

	Retail—17.9%
36,588	Burger King Holdings, Inc.	888,723
11,866	Jack in the Box, Inc.*	759,305
32,485	McDonald’s Corp.	1,555,057
29,103	Papa John’s International, Inc.*	798,295
49,138	Yum! Brands, Inc.	1,574,382
		5,575,762
	Total Common Stocks (Cost $30,530,347)	31,213,664

	Money Market Fund—0.3%
107,261	Liquid Asset Portfolio Private Class** (Cost $107,261)	107,261

Total Investments (Cost $30,637,608) (a)—100.3%	$31,320,925
Liabilities in excess of other assets—(0.3%)	(103,590)
Net Assets—100.0%	$31,217,335

* Non-income producing securities.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $683,317 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,154,410 and aggregate gross unrealized depreciation of $1,471,093.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$30,360,615	97.2%
Cayman Islands	960,310	3.1
Total investments	31,320,925	100.3
Liabilities in excess of other assets	(103,590)	(0.3)
Net Assets	$31,217,335	100.0%

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

Schedule of Investments

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Commercial Services—2.7%
9,615	Coinstar, Inc.*	$298,257

	Computers—51.8%
4,769	Apple, Inc.*	628,364
32,230	Brocade Communications Systems, Inc.*	226,899
20,848	Dell, Inc.*	583,119
10,747	Electronics for Imaging, Inc.*	282,216
32,919	EMC Corp.*	609,331
166,978	Gateway, Inc.*	237,109
11,877	Hewlett-Packard Co.	546,698
12,845	Komag, Inc.*	411,168
5,680	Lexmark International, Inc., Class A*	224,587
17,039	Network Appliance, Inc.*	482,885
18,010	Palm, Inc.*	268,709
105,009	Sun Microsystems, Inc.*	535,546
9,992	Synaptics, Inc.*	350,919
16,918	Western Digital Corp.*	361,199
		5,748,749
	Electronics—19.7%
14,122	Agilent Technologies, Inc.*	538,754
11,975	Checkpoint Systems, Inc.*	276,263
4,919	Garmin Ltd. (Cayman Islands)	412,704
9,473	National Instruments Corp.	306,452
9,822	Tektronix, Inc.	322,653
9,945	Trimble Navigation Ltd.*	328,483
		2,185,309
	Internet—3.4%
14,094	VASCO Data Security International, Inc.*	373,068

	Machinery-Diversified—2.4%
7,398	Zebra Technologies Corp., Class A*	268,030

	Office/Business Equipment—7.1%
6,179	Pitney Bowes, Inc.	284,852
28,976	Xerox Corp.*	505,921
		790,773
	Semiconductors—4.6%
13,632	Emulex Corp.*	269,914
17,794	QLogic Corp.*	236,482
		506,396
	Software—2.5%
11,016	Inter-Tel, Inc.	273,417

	Telecommunications—5.8%
12,423	Plantronics, Inc.	$348,093
9,525	Polycom, Inc.*	294,989
		643,082
	Total Investments (Cost $10,031,272)(a)—100.0%	11,087,081
	Liabilities in excess of other assets—(0.0%)	(4,282)
	Net Assets—100.0%	$11,082,799

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,055,809 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,532,942 and aggregate gross unrealized depreciation of $477,133.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$10,674,377	96.3%
Cayman Islands	412,704	3.7
Total investments	11,087,081	100.0
Liabilities in excess of other assets	(4,282)	(0.0)
Net Assets	$11,082,799	100.0%

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Dental Supplies & Equipment—2.8%
27,522	Patterson Cos., Inc.*	$987,214

	Dialysis Centers—2.8%
18,915	DaVita, Inc.*	1,001,360

	Diversified Operations—2.8%
15,498	Chemed Corp.	980,713

	Hazardous Waste Disposal—3.1%
23,205	Stericycle, Inc.*	1,112,448

	Health Care Cost Containment—7.1%
44,730	Healthspring, Inc.*	764,883
30,140	McKesson Corp.	1,740,886
		2,505,769
	Human Resources—3.3%
29,673	Emergency Medical Services Corp., Class A*	1,157,544

	Life/Health Insurance—5.0%
34,155	CIGNA Corp.	1,763,764

	Medical Labs & Testing Services—2.7%
13,038	Laboratory Corp. of America Holdings*	962,856

	Medical Products—5.6%
19,573	Henry Schein, Inc.*	1,063,596
54,620	PSS World Medical, Inc.*	941,103
		2,004,699
	Medical-HMO—25.4%
35,856	Aetna, Inc.	1,723,598
17,245	Coventry Health Care, Inc.*	962,443
17,793	Health Net, Inc.*	881,465
22,652	Magellan Health Services, Inc.*	947,307
34,544	UnitedHealth Group, Inc.	1,672,966
11,230	WellCare Health Plans, Inc.*	1,137,150
22,381	WellPoint, Inc.*	1,681,261
		9,006,190
	Medical-Hospitals—4.8%
25,515	LifePoint Hospitals, Inc.*	753,968

31,190	Medcath Corp.*	$944,745
		1,698,713
	Medical-Nursing Homes—5.1%
31,564	Kindred Healthcare, Inc.*	845,284
15,240	Manor Care, Inc.	965,454
		1,810,738
	Medical-Outpatient/Home Medical Care—8.2%
42,000	Amsurg Corp., Class A*	1,055,880
35,598	Apria Healthcare Group, Inc.*	933,380
26,034	Lincare Holdings, Inc.*	929,153
		2,918,413
	Medical-Wholesale Drug Distribution—4.8%
36,007	AmerisourceBergen Corp.	1,696,290

	Pharmacy Services—10.8%
37,898	Express Scripts, Inc.*	1,899,827
23,907	Medco Health Solutions, Inc.*	1,942,922
		3,842,749
	Physician Practice Management—2.7%
18,008	Pediatrix Medical Group, Inc.*	971,712

	Retirement/Aged Care—3.0%
26,396	Sunrise Senior Living, Inc.*	1,049,505

	Total Investments (Cost $35,510,449)(a)—100.0%	35,470,677
	Liabilities in excess of other assets—(0.0%)	(181)
	Net Assets—100.0%	$35,470,496

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $39,772 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,617,336 and aggregate gross unrealized depreciation of $1,657,108.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Life/Health Insurance—23.2%
44,758	Lincoln National Corp.	$2,699,803
29,282	Nationwide Financial Services, Inc., Class A	1,666,439
35,407	Protective Life Corp.	1,523,209
32,370	Prudential Financial, Inc.	2,868,953
35,953	StanCorp Financial Group, Inc.	1,688,353
25,572	Torchmark Corp.	1,573,701
66,898	Unum Group	1,625,621
		13,646,079
	Multi-line Insurance—24.9%
52,913	Allstate (The) Corp.	2,812,327
50,345	American Financial Group, Inc.	1,414,191
29,995	Assurant, Inc.	1,521,346
66,714	CNA Financial Corp.	2,769,965
31,482	Hartford Financial Services Group (The), Inc.	2,892,252
54,176	HCC Insurance Holdings, Inc.	1,586,273
47,044	United Fire & Casualty Co.	1,619,254
		14,615,608
	Property/Casualty Insurance—43.6%
5,065	Alleghany Corp.*	2,127,300
24,886	Arch Capital Group Ltd. (Bermuda)*	1,733,559
56,660	Argonaut Group, Inc.*	1,559,850
60,177	Chubb (The) Corp.	3,033,522
3,628	Markel Corp.*	1,688,834
42,993	Philadelphia Consolidated Holding Co.*	1,553,767
142,873	Progressive (The) Corp.	2,997,476
31,090	RLI Corp.	1,803,220
27,995	Safeco Corp.	1,636,868
65,537	Selective Insurance Group, Inc.	1,344,819
59,537	Travelers (The) Cos., Inc.	3,023,288
71,027	United America Indemnity Ltd., Class A (Cayman Islands)*	1,525,660
54,110	W. R. Berkley Corp.	1,591,916
		25,620,079
	Reinsurance—8.3%
16,682	Everest Re Group Ltd. (Bermuda)	1,639,007
41,193	Odyssey Re Holdings Corp.	1,449,994
24,848	Transatlantic Holdings, Inc.	1,817,630
		4,906,631

Total Investments (Cost $62,472,911)(a)—100.0%	$58,788,397
Other assets less liabilities—0.0%	20,592
Net Assets—100.0%	$58,808,989

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $3,684,514 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $990,554 and aggregate gross unrealized depreciation of $4,675,068.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets

United States	$53,890,171	91.7%
Bermuda	3,372,566	5.7
Cayman Islands	1,525,660	2.6
Total investments	58,788,397	100.0
Other assets less liabilities	20,592	0.0
Net Assets	$58,808,989	100.0%

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Entertainment—12.9%
78,160	International Game Technology	$2,760,611
33,782	International Speedway Corp., Class A	1,617,820
43,604	Speedway Motorsports, Inc.	1,612,040
29,966	Vail Resorts, Inc.*	1,604,679
		7,595,150
	Internet—5.7%
71,159	Expedia, Inc.*	1,893,541
50,532	IAC/InterActiveCorp*	1,452,290
		3,345,831
	Leisure Time—2.7%
61,770	WMS Industries, Inc.*	1,611,579

	Lodging—23.8%
60,223	Ameristar Casinos, Inc.	1,907,865
35,896	Boyd Gaming Corp.	1,583,014
72,344	Marriott International, Inc., Class A	3,005,893
41,554	MGM MIRAGE*	3,038,012
47,353	Starwood Hotels & Resorts Worldwide, Inc.	2,981,345
47,111	Wyndham Worldwide Corp.*	1,585,285
		14,101,414
	Media—15.7%
94,791	CBS Corp., Class B	3,006,770
69,397	CTC Media, Inc.*	1,695,369
38,862	E.W. Scripps Co., Class A	1,592,176
89,729	Walt Disney (The) Co.	2,961,057
		9,255,372
	Retail—39.0%
46,124	Bob Evans Farms, Inc.	1,496,724
53,632	Brinker International, Inc.	1,444,846
70,582	Burger King Holdings, Inc.	1,714,437
39,239	CBRL Group, Inc.	1,507,955
44,840	CEC Entertainment, Inc.*	1,323,228
38,390	Darden Restaurants, Inc.	1,634,262
30,206	IHOP Corp.	1,970,337
22,890	Jack in the Box, Inc.*	1,464,731
62,666	McDonald’s Corp.	2,999,822
56,142	Papa John’s International, Inc.*	1,539,975
63,635	Ruby Tuesday, Inc.	1,415,879

43,671	Wendy’s International, Inc.	$1,529,795
94,791	Yum! Brands, Inc.	3,037,105
		23,079,096
	Total Investments (Cost $60,523,381)(a)—99.8%	58,988,442
	Other assets less liabilities—0.2%	88,785
	Net Assets—100.0%	$59,077,227

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $1,534,939 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,804,580 and aggregate gross unrealized depreciation of $3,339,519.

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Advertising—13.3%
64,852	Clear Channel Outdoor Holdings, Inc., Class A*	$1,780,187
38,444	Getty Images, Inc.*	1,727,289
73,440	Harte-Hanks, Inc.	1,729,512
66,810	Omnicom Group, Inc.	3,465,435
		8,702,423
	Commercial Services—2.4%
43,653	Viad Corp.	1,569,325

	Computers—3.5%
48,412	IHS, Inc., Class A*	2,295,697

	Internet—13.4%
7,237	Google, Inc., Class A*	3,690,870
95,495	LoopNet, Inc.*	1,974,837
58,385	ValueClick, Inc.*	1,248,271
39,042	WebMD Health Corp., Class A*	1,787,733
		8,701,711
	Media—62.0%
92,530	Belo Corp., Class A	1,656,287
103,949	CBS Corp., Class B	3,297,262
76,101	CTC Media, Inc.*	1,859,147
150,836	DIRECTV Group (The), Inc.*	3,380,236
36,877	Dow Jones & Co., Inc.	2,116,002
42,619	E.W. Scripps Co., Class A	1,746,100
59,647	Gannett Co., Inc.	2,976,385
431,660	Gemstar-TV Guide International, Inc.*	2,477,728
73,215	Hearst-Argyle Television, Inc.	1,537,515
43,409	John Wiley & Sons, Inc., Class A	1,835,767
137,757	Journal Communications, Inc., Class A	1,458,847
98,856	Lin TV Corp., Class A*	1,496,680
49,833	McGraw-Hill (The) Cos., Inc.	3,014,897
206,262	Mediacom Communications Corp., Class A*	1,868,734
31,133	Meredith Corp.	1,758,703
122,303	Sinclair Broadcast Group, Inc., Class A	1,594,831
162,615	Time Warner, Inc.	3,131,965
98,887	Walt Disney (The) Co.	3,263,271
		40,470,357
	Telecommunications—5.3%
105,173	Knology, Inc.*	1,632,285

100,574	RCN Corp.*	$1,793,234
		3,425,519
	Total Common Stocks (Cost $70,577,205)	65,165,032

	Money Market Fund—0.3%
221,784	Liquid Assets Portfolio Private Class** (Cost $221,784)	221,784

	Total Investments (Cost $70,798,989)(a)—100.2%	65,386,816
	Liabilities in excess of other assets—(0.2%)	(139,844)
	Net Assets—100.0%	$65,246,972

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $5,412,173 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,034,307 and aggregate gross unrealized depreciation of $6,446,480.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Computers—2.1%
56,765	Brocade Communications Systems, Inc.*	$399,626

	Internet—10.5%
6,785	F5 Networks, Inc.*	588,192
27,227	McAfee, Inc.*	976,360
23,575	Websense, Inc.*	470,557
		2,035,109
	Semiconductors—12.6%
180,115	Applied Micro Circuits Corp.*	525,936
31,268	Broadcom Corp., Class A*	1,025,903
24,010	Emulex Corp.*	475,398
31,338	QLogic Corp.*	416,482
		2,443,719
	Software—5.4%
29,033	Citrix Systems, Inc.*	1,050,124

	Telecommunications—69.6%
112,184	3Com Corp.*	448,736
29,830	ADC Telecommunications, Inc.*	557,523
20,059	ADTRAN, Inc.	523,339
40,603	Andrew Corp.*	570,878
34,201	Arris Group, Inc.*	506,859
29,326	Aruba Networks, Inc.*	588,866
18,380	Atheros Communications*	512,434
69,811	Avaya, Inc.*	1,154,674
36,735	C-COR, Inc.*	494,086
37,395	Cisco Systems, Inc.*	1,081,089
11,787	Comtech Telecommunications Corp.*	512,381
33,933	Foundry Networks, Inc.*	596,881
58,225	Harmonic, Inc.*	516,456
41,152	Juniper Networks, Inc.*	1,232,913
14,962	Netgear, Inc.*	413,849
56,951	Nextwave Wireless, Inc.*	350,249
22,019	QUALCOMM, Inc.	917,091
64,184	Sonus Networks, Inc.*	439,019
141,066	Sycamore Networks, Inc.*	586,835
35,531	Tekelec*	455,152
88,938	Tellabs, Inc.*	1,009,446
		13,468,756

Total Investments (Cost $18,420,518)(a)—100.2%	$19,397,334
Liabilities in excess of other assets—(0.2%)	(30,603)
Net Assets—100.0%	$19,366,731

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $976,816 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,964,595 and aggregate gross unrealized depreciation of $987,779.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Engineering & Construction—5.9%
115,634	Foster Wheeler Ltd. (Bermuda)*	$12,996,106
154,311	McDermott International, Inc. (Panama)*	12,798,554
		25,794,660
	Oil & Gas—32.6%
223,214	Diamond Offshore Drilling, Inc.	23,031,221
350,737	ENSCO International, Inc.	21,419,509
307,483	GlobalSantaFe Corp. (Cayman Islands)	22,049,606
1,442,837	Grey Wolf, Inc.*	10,691,422
230,097	Noble Corp. (Cayman Islands)	23,575,738
1,024,284	Parker Drilling Co.*	9,648,755
765,113	Pioneer Drilling Co.*	9,625,122
215,916	Transocean, Inc. (Cayman Islands)*	23,200,174
		143,241,547
	Oil & Gas Services—56.5%
164,870	Cameron International Corp.*	12,859,860
332,734	Dresser-Rand Group, Inc.*	12,344,431
240,121	Dril-Quip, Inc.*	11,523,407
151,980	FMC Technologies, Inc.*	13,909,210
484,223	Global Industries Ltd.*	12,541,376
205,748	Grant Prideco, Inc.*	11,542,463
296,724	Hornbeck Offshore Services, Inc.*	12,773,968
739,725	Input/Output, Inc.*	10,541,081
227,183	National Oilwell Varco, Inc.*	27,286,949
239,055	Oceaneering International, Inc.*	13,425,329
305,143	Oil States International, Inc.*	13,346,955
263,052	Schlumberger Ltd. (Netherlands)	24,916,284
122,990	SEACOR Holdings, Inc.*	10,727,188
381,483	Smith International, Inc.	23,426,871
289,966	Superior Energy Services, Inc.*	11,691,429
174,516	Tidewater, Inc.	11,940,385
426,303	Willbros Group, Inc. (Panama)*	13,437,071
		248,234,257
	Transportation—5.0%
226,665	Gulfmark Offshore, Inc.*	10,648,722
147,205	Overseas Shipholding Group, Inc.	11,421,636
		22,070,358
	Total Common Stocks (Cost $376,288,719)	439,340,822

	Money Market Fund—0.0%
12,055	Liquid Assets Portfolio Private Class** (Cost $12,055)	$12,055

	Total Investments (Cost $376,300,774)(a)—100.0%	439,352,877
	Liabilities in excess of other assets—(0.0%)	(21,687)
	Net Assets—100.0%	$439,331,190

* Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $63,052,103 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $67,154,235 and aggregate gross unrealized depreciation of $4,102,132.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$306,379,344	69.7%
Cayman Islands	68,825,518	15.7
Panama	26,235,625	6.0
Netherlands	24,916,284	5.7
Bermuda	12,996,106	2.9
Total investments	439,352,877	100.0
Liabilities in excess of other assets	(21,687)	(0.0)
Net Assets	$439,331,190	100.0%

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Biotechnology—20.1%
112,115	Amgen, Inc.*	$6,025,061
67,434	Biogen Idec, Inc.*	3,812,718
78,874	Genentech, Inc.*	5,866,648
54,456	Genzyme Corp.*	3,434,540
310,901	Millennium Pharmaceuticals, Inc.*	3,136,991
		22,275,958
	Healthcare-Products—5.3%
96,787	Johnson & Johnson	5,855,614

	Household Products/Wares—2.9%
259,406	Prestige Brands Holdings, Inc.*	3,245,169

	Pharmaceuticals—71.6%
108,496	Abbott Laboratories	5,499,663
54,208	Allergan, Inc.	3,151,111
141,175	Alpharma, Inc., Class A	3,499,728
111,013	Bristol-Myers Squibb Co.	3,153,879
41,302	Cephalon, Inc.*	3,103,432
103,031	Eli Lilly & Co.	5,572,948
99,611	Endo Pharmaceuticals Holdings, Inc.*	3,387,770
64,202	Forest Laboratories, Inc.*	2,580,920
81,623	Gilead Sciences, Inc.*	3,038,824
156,839	King Pharmaceuticals, Inc.*	2,667,831
124,989	KV Pharmaceutical Co., Class A*	3,417,199
169,080	Medicines (The), Co.*	2,690,063
113,891	Merck & Co., Inc.	5,654,689
156,178	MGI Pharma, Inc.*	3,909,135
169,510	Mylan Laboratories, Inc.	2,717,245
222,155	Pfizer, Inc.	5,222,864
101,799	Schering-Plough Corp.	2,905,343
141,175	Sciele Pharma, Inc.*	3,273,848
69,441	Sepracor, Inc.*	1,953,375
216,059	Valeant Pharmaceuticals International	3,389,966
197,980	Warner Chilcott Ltd., Class A (Bermuda)*	3,563,640
105,977	Wyeth	5,142,004
		79,495,477
	Total Investments (Cost $118,991,218)(a)—99.9%	110,872,218
	Other assets less liabilities—0.1%	127,887
	Net Assets—100.0%	$111,000,105

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $8,119,000 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,472,821 and aggregate gross unrealized depreciation of $10,591,821.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$107,308,578	96.7%
Bermuda	3,563,640	3.2
Total investments	110,872,218	99.9
Other assets less liabilities	127,887	0.1
Net Assets	$111,000,105	100.0%

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Commercial Services—2.5%
14,411	Avis Budget Group, Inc.*	$369,930

	Distribution/Wholesale—5.7%
8,669	Genuine Parts Co.	412,471
6,568	United Stationers, Inc.*	418,644
		831,115
	Food—9.8%
26,876	Kroger (The) Co.	697,701
23,283	Safeway, Inc.	742,029
		1,439,730
	Internet—9.5%
7,991	Blue Nile, Inc.*	604,200
24,324	eBay, Inc.*	788,097
		1,392,297
	Retail—72.4%
10,714	Advance Auto Parts, Inc.	372,526
9,452	Aeropostale, Inc.*	359,932
3,410	AutoZone, Inc.*	432,422
10,135	Barnes & Noble, Inc.	340,029
12,923	Big Lots, Inc.*	334,189
11,629	BJ’s Wholesale Club, Inc.*	394,921
11,263	Buckle (The), Inc.	393,642
12,292	Dillard’s, Inc., Class A	367,408
10,426	Dollar Tree Stores, Inc.*	398,899
12,977	Family Dollar Stores, Inc.	384,379
12,104	GameStop Corp., Class A*	488,396
8,411	Genesco, Inc.*	425,176
10,378	J. Crew Group, Inc.*	522,013
10,020	J. C. Penney Co., Inc.	681,761
10,795	Kohl’s Corp.*	656,336
8,744	Men’s Wearhouse, Inc.	431,954
36,189	New York & Co., Inc.*	352,843
15,335	Nordstrom, Inc.	729,639
12,655	Payless Shoesource, Inc.*	336,876
13,428	Ross Stores, Inc.	388,472
4,426	Sears Holdings Corp.*	605,433
13,071	Target Corp.	791,710
12,786	Williams-Sonoma, Inc.	393,681
		10,582,637
	Total Common Stocks (Cost $15,546,902)	14,615,709

	Money Market Fund—0.7%
96,504	Liquid Assets Portfolio Private Class** (Cost $96,504)	96,504

	Total Investments (Cost $15,643,406)(a)—100.6%	14,712,213
	Liabilities in excess of other assets—(0.6%)	(83,585)
	Net Assets—100.0%	$14,628,628

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $931,193 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $323,979 and aggregate gross unrealized depreciation of $1,255,172.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Electrical Components & Equipment—2.1%
219,154	Advanced Energy Industries, Inc.*	$3,881,217

	Electronics—2.4%
287,691	Vishay Intertechnology, Inc.*	4,462,087

	Semiconductors—85.5%
227,602	Altera Corp.	5,280,366
411,823	AMIS Holdings, Inc.*	4,245,895
360,637	Amkor Technology, Inc.*	4,457,473
260,984	Analog Devices, Inc.	9,251,883
484,102	Applied Materials, Inc.	10,669,608
945,578	Atmel Corp.*	5,096,665
301,708	Brooks Automation, Inc.*	5,301,010
122,622	Hittite Microwave Corp.*	4,931,857
352,621	Integrated Device Technology, Inc.*	5,737,144
147,014	International Rectifier Corp.*	5,396,884
173,186	Intersil Corp., Class A	5,065,691
173,457	KLA-Tencor Corp.	9,850,623
95,824	Lam Research Corp.*	5,542,460
163,491	MEMC Electronic Materials, Inc.*	10,025,268
415,869	Micrel, Inc.	4,304,244
237,357	Microchip Technology, Inc.	8,618,433
193,216	MKS Instruments, Inc.*	4,386,003
194,774	National Semiconductor Corp.	5,062,176
168,139	Novellus Systems, Inc.*	4,795,324
276,564	NVIDIA Corp.*	12,655,570
349,710	Photronics, Inc.*	4,902,934
305,157	Teradyne, Inc.*	4,787,913
266,820	Texas Instruments, Inc.	9,389,396
123,448	Varian Semiconductor Equipment Associates, Inc.*	5,802,056
171,376	Verigy Ltd. (Singapore)*	4,191,857
		159,748,733
	Telecommunications—10.1%
161,197	Interdigital, Inc.*	4,505,456
214,796	QUALCOMM, Inc.	8,946,254
781,195	RF Micro Devices, Inc.*	5,421,493
		18,873,203

	Total Investments (Cost $186,347,667)(a)—100.1%	186,965,240
	Liabilities in excess of other assets—(0.1%)	(168,380)
	Net Assets—100.0%	$186,796,860

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $617,573 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $9,060,467 and aggregate gross unrealized depreciation of $8,442,894.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$182,773,383	97.9%
Singapore	4,191,857	2.2
Total investments	186,965,240	100.1
Liabilities in excess of other assets	(168,380)	(0.1)
Net Assets	$186,796,860	100.0%

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Commercial Services—2.1%
75,418	Convergys Corp.*	$1,436,713

	Computers—29.0%
61,007	Ansoft Corp.*	1,542,867
165,500	Cadence Design Systems, Inc.*	3,541,700
23,766	DST Systems, Inc.*	1,803,126
75,477	Jack Henry & Associates, Inc.	1,812,958
68,406	Manhattan Associates, Inc.*	1,906,475
134,880	Mentor Graphics Corp.*	1,619,909
35,074	MICROS Systems, Inc.*	1,868,743
68,422	NCR Corp.*	3,572,996
73,410	Synopsys, Inc.*	1,795,609
		19,464,383
	Electronics—3.0%
60,592	Dolby Laboratories, Inc., Class A*	2,015,290

	Internet—16.6%
135,628	Interwoven, Inc.*	1,878,448
62,269	j2 Global Communications, Inc.*	2,032,460
102,369	McAfee, Inc.*	3,670,953
219,407	TIBCO Software, Inc.*	1,783,779
88,638	Websense, Inc.*	1,769,214
		11,134,854
	Software—49.4%
132,148	Aspen Technology, Inc.*	1,638,635
155,573	BEA Systems, Inc.*	1,925,994
48,757	Blackboard, Inc.*	2,156,522
112,654	BMC Software, Inc.*	3,235,423
34,185	Cerner Corp.*	1,807,361
71,873	CSG Systems International, Inc.*	1,798,262
140,094	Epicore Software Corp.*	1,829,628
66,767	Fiserv, Inc.*	3,299,625
131,526	Informatica Corp.*	1,833,472
118,495	Intuit, Inc.*	3,393,697
117,717	Microsoft Corp.	3,412,616
19,001	MicroStrategy, Inc., Class A*	1,389,163
186,489	Oracle Corp.*	3,565,669
62,930	Progress Software Corp.*	1,903,633
		33,189,700
	Total Investments (Cost $66,871,850)(a)—100.1%	67,240,940
	Liabilities in excess of other assets—(0.1%)	(40,458)
	Net Assets—100.0%	$67,200,482

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $369,090 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,819,879 and aggregate gross unrealized depreciation of $3,450,789.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.2%
	Consumer Discretionary—17.8%
1,919	4Kids Entertainment, Inc.*	$30,704
2,868	A.C. Moore Arts & Crafts, Inc.*	51,853
5,765	Aaron Rents, Inc.	133,287
3,206	Aeropostale, Inc.*	122,084
10,793	AFC Enterprises, Inc.*	169,126
3,295	Aftermarket Technology Corp.*	100,003
1,329	Ambassadors Group, Inc.	51,419
4,259	Ameristar Casinos, Inc.	134,925
5,330	Applebee’s International, Inc.	131,118
1,121	Arbitron, Inc.	55,826
3,612	Arctic Cat, Inc.	65,449
820	Avatar Holdings, Inc.*	53,243
4,017	Bally Technologies, Inc.*	98,818
3,445	Bebe Stores, Inc.	47,782
2,503	Big 5 Sporting Goods Corp.	53,489
1,701	BJ’s Restaurants, Inc.*	34,020
485	Blue Nile, Inc.*	36,671
6,809	Bluegreen Corp.*	57,604
8,511	Blyth, Inc.	189,966
4,699	Bob Evans Farms, Inc.	152,483
1,701	Bright Horizons Family Solutions, Inc.*	65,999
5,316	Brookfield Homes Corp.	112,699
4,788	Brown Shoe Co., Inc.	100,261
2,141	Buckle (The), Inc.	74,828
7,347	Building Material Holding Corp.	102,050
27,453	Cabela’s, Inc., Class A*	560,317
2,737	California Pizza Kitchen, Inc.*	51,948
9,853	Callaway Golf Co.	159,914
3,120	Carmike Cinemas, Inc.	56,971
4,085	Carter’s, Inc.*	86,479
2,642	Catalina Marketing Corp.	79,762
4,815	Cato (The) Corp., Class A	99,574
3,125	CEC Entertainment, Inc.*	92,219
1,251	Central European Media Enterprises Ltd., Class A (Bermuda)*	115,692
12,693	Champion Enterprises, Inc.*	148,762
2,095	Charlotte Russe Holding, Inc.*	37,228
3,902	Cheesecake Factory (The), Inc.*	96,067
9,122	Chico’s FAS, Inc.*	176,602
2,498	Children’s Place Retail Stores (The), Inc.*	85,207
1,059	Chipotle Mexican Grill, Inc., Class A*	93,552
1,591	Choice Hotels International, Inc.	57,562
2,488	Christopher & Banks Corp.	37,121
1,678	Churchill Downs, Inc.	77,993
23,139	Citadel Broadcasting Corp.	116,158
6,468	CKE Restaurants, Inc.	111,832
2,559	CKX, Inc.*	31,680
2,292	Coinstar, Inc.*	71,098

4,355	Coldwater Creek, Inc.*	$85,750
3,288	Columbia Sportswear Co.	206,158
3,004	Conn’s, Inc.*	76,211
8,335	Corinthian Colleges, Inc.*	112,272
9,566	Cost Plus, Inc.*	67,823
994	Courier Corp.	37,434
14,308	Cox Radio, Inc., Class A*	185,289
385	CROCS, Inc.*	22,838
5,823	Crown Media Holdings, Inc., Class A*	40,062
1,727	CSS Industries, Inc.	62,068
3,626	CTC Media, Inc.*	88,583
10,882	Cumulus Media, Inc., Class A*	114,914
3,180	DEB Shops, Inc.	82,362
580	Deckers Outdoor Corp.*	59,798
1,723	dELiA*s, Inc.*	12,164
5,095	DeVry, Inc.	165,078
3,808	Dick’s Sporting Goods, Inc.*	214,124
5,762	Domino’s Pizza, Inc.*	110,342
6,300	DreamWorks Animation SKG, Inc., Class A*	195,300
5,031	Dress Barn, Inc.*	91,514
2,059	Drew Industries, Inc.*	71,612
2,625	DSW, Inc., Class A*	87,255
17,072	Emmis Communications Corp., Class A*	125,479
5,825	Entercom Communications Corp., Class A	131,529
15,674	Entravision Communications Corp., Class A*	146,709
5,025	Ethan Allen Interiors, Inc.	171,654
6,962	Finish Line (The), Inc., Class A	47,063
839	Fisher Communications, Inc.*	38,367
12,860	Fleetwood Enterprises, Inc.*	121,656
5,452	Fossil, Inc.*	139,299
7,703	Fred’s, Inc.	91,435
2,501	Gaylord Entertainment Co.*	125,000
32,350	Gemstar-TV Guide International, Inc.*	185,689
3,251	Genesco, Inc.*	164,338
10,220	Gentex Corp.	201,743
9,269	Gray Television, Inc.	74,615
195	GSI Commerce, Inc.*	4,341
2,507	Guess?, Inc.	119,057
3,578	Guitar Center, Inc.*	207,703
2,269	Gymboree (The) Corp.*	97,680
5,734	Harte-Hanks, Inc.	135,036
5,334	Haverty Furniture Cos., Inc.	59,474
4,155	Helen of Troy Ltd. (Bermuda)*	92,283
1,505	Hibbett Sports, Inc.*	38,573
7,566	HOT Topic, Inc.*	68,094
927	Iconix Brand Group, Inc.*	18,336
1,568	IHOP Corp.	102,281
6,976	Interactive Data Corp.	190,794
3,438	International Speedway Corp., Class A	164,646
6,867	Isle of Capri Casinos, Inc.*	147,228
1,360	ITT Educational Services, Inc.*	143,698
445	J. Crew Group, Inc.*	22,384
1,724	Jackson Hewitt Tax Service, Inc.	46,893
4,103	JAKKS Pacific, Inc.*	97,282
5,600	Jarden Corp.*	202,328
8,147	Jo-Ann Stores, Inc.*	193,980

3,914	John Wiley & Sons, Inc., Class A	$165,523
1,612	Jos. A. Bank Clothiers, Inc.*	55,614
13,657	Journal Communications, Inc., Class A	144,628
9,961	Journal Register Co.	31,776
10,428	K2, Inc.*	152,353
2,583	Kenneth Cole Productions, Inc., Class A	54,630
1,652	Keystone Automotive Industries, Inc.*	77,248
7,637	Kimball International, Inc., Class B	99,816
6,944	Krispy Kreme Doughnuts, Inc.*	47,219
2,352	K-Swiss, Inc., Class A	52,379
4,351	Landry’s Restaurants, Inc.	115,258
2,846	Laureate Education, Inc.*	175,484
9,660	Leapfrog Enterprises, Inc.*	87,326
6,664	Lee Enterprises, Inc.	117,353
4,112	Levitt Corp., Class A	33,554
1,617	Life Time Fitness, Inc.*	83,146
12,691	Lin TV Corp., Class A*	192,142
5,997	Lithia Motors, Inc., Class A	123,478
3,181	LKQ Corp.*	90,436
4,362	M/I Homes, Inc.	107,087
4,125	Marcus Corp.	81,180
3,249	Marine Products Corp.	28,364
1,521	Martha Stewart Living Omnimedia, Inc., Class A	20,549
3,906	Marvel Entertainment, Inc.*	94,642
2,024	Matthews International Corp., Class A	77,438
4,595	Media General, Inc., Class A	129,579
25,925	Mediacom Communications Corp., Class A*	234,882
4,734	Men’s Wearhouse (The), Inc.	233,861
7,430	Modine Manufacturing Co.	190,208
6,029	Monaco Coach Corp.	84,105
610	Morningstar, Inc.*	29,878
3,677	MTR Gaming Group, Inc.*	46,845
5,148	Multimedia Games, Inc.*	53,951
799	National Presto Industries, Inc.	44,864
4,915	Nautilus, Inc.	48,364
2,813	NetFlix, Inc.*	48,468
7,396	New York & Co., Inc.*	72,111
309	NutriSystem, Inc.*	17,217
4,589	Oakley, Inc.	129,410
5,063	O’Charleys, Inc.*	89,767
1,652	Orient-Express Hotels Ltd., Class A (Bermuda)	76,735
1,416	Overstock.com, Inc.*	26,437
1,969	Oxford Industries, Inc.	79,548
9,946	Pacific Sunwear of California, Inc.*	179,227
599	Palm Harbor Homes, Inc.*	8,182
1,336	Panera Bread Co., Class A*	54,295
3,560	Papa John’s International, Inc.*	97,651
4,293	Penn National Gaming, Inc.*	246,849
1,941	PF Chang’s China Bistro, Inc.*	63,548
3,087	Phillips-Van Heusen Corp.	160,709
3,428	Pinnacle Entertainment, Inc.*	90,876
3,146	Pool Corp.	105,737
956	Pre-Paid Legal Services, Inc.	50,381
2,095	Priceline.com, Inc.*	133,661
53,779	PRIMEDIA, Inc.*	126,918
13,529	Quiksilver, Inc.*	173,577

860	R.H. Donnelley Corp.*	$53,776
20,327	Radio One, Inc., Class D*	123,791
3,497	Rare Hospitality International, Inc.*	93,580
2,164	RC2 Corp.*	76,627
2,142	RCN Corp.*	38,192
1,495	Red Robin Gourmet Burgers, Inc.*	57,662
4,814	Regis Corp.	167,816
4,493	Ruby Tuesday, Inc.	99,969
10,129	Russ Berrie & Co., Inc.*	155,885
4,378	Salem Communications Corp., Class A*	37,169
4,350	Sauer-Danfoss, Inc.	118,538
4,206	Scientific Games Corp., Class A*	144,308
5,939	Sealy Corp.	90,035
2,881	Select Comfort Corp.*	45,923
972	Shuffle Master, Inc.*	14,123
11,927	Sinclair Broadcast Group, Inc., Class A	155,528
4,136	Skechers U.S.A., Inc., Class A*	85,987
1,555	Skyline Corp.	43,462
778	Smith & Wesson Holding Corp.*	14,626
5,308	Sonic Corp.*	109,663
1,818	Sotheby’s	77,720
12,029	Source Interlink Cos., Inc.*	52,687
3,897	Speedway Motorsports, Inc.	144,072
5,261	Stage Stores, Inc.	93,856
2,483	Stamps.com, Inc.*	28,430
4,878	Steak n Shake (The) Co.*	73,170
7,103	Stein Mart, Inc.	76,428
1,067	Steiner Leisure Ltd. (Bahamas)*	44,654
1,340	Steven Madden Ltd.*	37,788
13,718	Stewart Enterprises, Inc., Class A	96,163
380	Strayer Education, Inc.	57,581
4,658	Stride Rite (The) Corp.	94,883
6,475	Superior Industries International, Inc.	119,788
5,292	Systemax, Inc.*	110,338
4,675	Tarragon Corp.	18,934
5,686	Tempur-Pedic International, Inc.	177,119
3,818	Texas Roadhouse, Inc., Class A*	45,320
3,823	Thor Industries, Inc.	156,819
23,053	TOUSA, Inc.	65,932
3,414	Tractor Supply Co.*	162,233
1,230	Triarc Cos., Inc., Class A	17,884
2,722	Triarc Cos., Inc., Class B	38,952
11,408	Trump Entertainment Resorts, Inc.*	76,434
5,946	Tuesday Morning Corp.	69,330
2,830	Tween Brands, Inc.*	108,276
646	Under Armour, Inc., Class A*	39,671
2,314	UniFirst Corp.	86,914
1,420	Universal Technical Institute, Inc.*	30,715
5,706	Urban Outfitters, Inc.*	114,462
2,873	Vail Resorts, Inc.*	153,849
8,757	Valassis Communications, Inc.*	103,946
4,284	ValueVision Media, Inc., Class A*	39,027
825	Vertrue, Inc.*	40,763
609	Volcom, Inc.*	21,607
6,462	Warnaco Group (The), Inc.*	233,344
2,830	Weight Watchers International, Inc.	137,312

5,116	West Marine, Inc.*	$80,168
20,367	Westwood One, Inc.	107,130
2,937	Winnebago Industries, Inc.	79,240
3,259	WMS Industries, Inc.	85,027
4,090	Wolverine World Wide, Inc.	110,675
1,565	Wynn Resorts Ltd.*	151,116
72	Zumiez, Inc.*	2,663
		21,600,607
	Consumer Staples—3.0%
584	Alico, Inc.	28,050
16,718	Alliance One International, Inc.*	144,611
1,950	Andersons (The), Inc.	83,597
6,060	Bare Escentuals, Inc.*	170,953
7,181	Casey’s General Stores, Inc.	179,022
2,985	Central European Distribution Corp.*	122,892
3,609	Central Garden & Pet Co.*	45,401
7,757	Central Garden and Pet Co., Class A*	94,946
973	Chattem, Inc.*	54,644
3,899	Church & Dwight Co., Inc.	191,284
4,863	Elizabeth Arden, Inc.*	104,749
2,271	Farmer Bros. Co.	46,942
8,798	Flowers Foods, Inc.	180,359
3,434	Hain Celestial Group, Inc.*	93,027
986	Hansen Natural Corp.*	39,982
5,485	Herbalife Ltd. (Cayman Islands)	224,774
1,343	J&J Snack Foods Corp.	46,266
4,703	Lancaster Colony Corp.	182,100
5,007	Lance, Inc.	126,126
8,679	Nu Skin Enterprises, Inc., Class A	134,698
7,771	Playtex Products, Inc.*	139,179
5,570	Prestige Brands Holdings, Inc.*	69,681
2,687	Ralcorp Holdings, Inc.*	139,617
2,011	Reddy Ice Holdings, Inc.	59,827
22,848	Revlon, Inc., Class A*	24,676
3,575	Sanderson Farms, Inc.	142,535
2,619	Smithfield Foods, Inc.*	81,346
4,270	Tootsie Roll Industries, Inc.	106,878
5,287	Topps (The) Co., Inc.	50,755
4,443	TreeHouse Foods, Inc.*	99,568
4,673	United Natural Foods, Inc.*	127,246
494	USANA Health Sciences, Inc.*	19,938
8,257	Vector Group Ltd.	176,700
2,094	WD-40 Co.	69,500
4,521	Wild Oats Markets, Inc.*	72,788
		3,674,657
	Energy—7.6%
5,059	Alon USA Energy, Inc.	180,455
6,339	Alpha Natural Resources, Inc.*	113,151
245	APCO Argentina, Inc. (Cayman Islands)	21,736
1,533	Atlas America, Inc.*	74,442
819	ATP Oil & Gas Corp.*	37,174
1,324	Atwood Oceanics, Inc.*	90,826

7,474	Aventine Renewable Energy Holdings*	$120,630
2,765	Basic Energy Services, Inc.*	58,120
2,845	Berry Petroleum Co., Class A	105,862
3,247	Bill Barrett Corp.*	111,437
4,779	Bois d’Arc Energy, Inc.*	77,707
7,504	Brigham Exploration Co.*	36,394
3,291	Bristow Group, Inc.*	156,092
1,860	Bronco Drilling Co., Inc.*	26,970
4,510	Cabot Oil & Gas Corp.	154,242
1,418	CARBO Ceramics, Inc.	63,923
964	Carrizo Oil & Gas, Inc.*	35,253
736	Cheniere Energy, Inc.*	27,688
1,945	Clayton Williams Energy, Inc.*	45,649
7,521	Complete Production Services, Inc.*	174,412
5,062	Comstock Resources, Inc.*	135,965
2,090	Copano Energy LLC	87,634
837	Core Laboratories N.V. (Netherlands)*	90,086
2,848	Crosstex Energy, Inc.	82,336
6,678	Delek US Holdings, Inc.	176,833
3,270	Delta Petroleum Corp.*	54,282
7,089	Denbury Resources, Inc.*	283,561
1,557	Dril-Quip, Inc.*	74,720
680	Enbridge Energy Management LLC*	37,985
5,487	Encore Acquisition Co.*	141,949
3,973	Energy Partners Ltd.*	63,568
7,311	EXCO Resources, Inc.*	127,650
5,226	Gasco Energy, Inc.*	11,759
4,834	General Maritime Corp. (Marshall Islands)	125,684
7,427	Global Industries Ltd.*	192,359
563	Goodrich Petroleum Corp.*	16,941
15,737	Grey Wolf, Inc.*	116,611
1,554	GulfMark Offshore, Inc.*	73,007
8,131	Harvest Natural Resources, Inc.*	91,555
4,500	Helix Energy Solutions Group, Inc.*	175,275
7,140	Helmerich & Payne, Inc.	231,123
4,479	Hercules Offshore, Inc.	134,460
275	Holly Corp.	18,532
2,718	Horizon Offshore, Inc.*	50,038
2,488	Hornbeck Offshore Services, Inc.*	107,108
3,703	Input/Output, Inc.*	52,768
24,426	International Coal Group, Inc.*	99,170
3,263	Kinder Morgan Management LLC*	162,845
6,986	Knightsbridge Tankers Ltd. (Bermuda)	189,879
1,017	Lufkin Industries, Inc.	60,217
7,218	Mariner Energy, Inc.*	152,516
37,245	Meridian Resource (The) Corp.*	100,189
13,286	Newpark Resources, Inc.*	84,100
4,577	Nordic American Tanker Shipping Ltd. (Bermuda)	181,707
3,622	Oceaneering International, Inc.*	203,412
5,546	Oil States International, Inc.*	242,583
195	Pacific Ethanol, Inc.*	2,451
992	Parallel Petroleum Corp.*	20,207
12,099	Parker Drilling Co.*	113,973
2,545	Penn Virginia Corp.	98,492
5,762	PetroHawk Energy Corp.*	86,372
985	Petroleum Development Corp.*	39,735

3,383	PetroQuest Energy, Inc.*	$42,321
2,840	Pioneer Drilling Co.*	35,727
4,140	Plains Exploration & Production Co.*	178,889
2,319	Quicksilver Resources, Inc.*	97,676
4,093	Range Resources Corp.	152,014
421	Rentech, Inc.*	867
7,706	Rosetta Resources Inc.*	138,785
3,915	RPC, Inc.	47,372
4,129	St. Mary Land & Exploration Co.	137,454
4,593	Superior Energy Services, Inc.*	185,190
3,721	Swift Energy Co.*	159,036
3,287	TETRA Technologies, Inc.*	91,411
846	Toreador Resources Corp.*	10,516
2,611	Tsakos Energy Navigation Ltd. (Bermuda)	189,794
2,480	Ultra Petroleum Corp. (Canada)*	137,119
3,786	Unit Corp.*	208,458
2,782	Universal Compression Holdings, Inc.*	203,197
3,222	VeraSun Energy Corp.*	45,752
5,792	W&T Offshore, Inc.	135,649
2,346	Warren Resources, Inc.*	25,524
5,988	Western Refining, Inc.	332,335
2,298	W-H Energy Services, Inc.*	147,256
4,526	Whiting Petroleum Corp.*	185,883
		9,192,025
	Financials—19.3%
2,536	1st Source Corp.	51,912
7,973	21st Century Insurance Group	174,609
2,316	Acadia Realty Trust	53,337
6,278	Accredited Home Lenders Holding Co.*	64,161
11,097	Advance America Cash Advance Centers, Inc.	162,793
1,412	Advanta Corp., Class A	33,168
3,718	Advanta Corp., Class B	95,404
1,778	Affiliated Managers Group, Inc.*	200,915
5,200	Affordable Residential Communities, Inc.*	59,072
1,483	Alabama National BanCorp.	79,148
44	Alexander’s, Inc.*	15,580
1,590	Alexandria Real Estate Equities, Inc.	136,947
9,241	Alfa Corp.	163,658
2,803	AMCORE Financial, Inc.	67,692
6,124	American Equity Investment Life Holding Co.	69,507
2,599	Anchor BanCorp Wisconsin, Inc.	58,088
14,855	Anthracite Capital, Inc.	139,637
13,637	Anworth Mortgage Asset Corp.	107,732
3,636	Apollo Investment Corp.	76,683
4,616	Ares Capital Corp.	71,963
3,325	Argonaut Group, Inc.*	91,537
1,646	Arrow Financial Corp.	33,825
7,471	Ashford Hospitality Trust, Inc.	76,354
2,800	Asset Acceptance Capital Corp.*	38,864
6,061	Assured Guaranty Ltd. (Bermuda)	147,525
2,704	Baldwin & Lyons, Inc., Class B	68,303
1,336	BancFirst Corp.	53,988
5,970	Bank Mutual Corp.	62,685
1,790	Bank of Granite Corp.	24,308

1,059	Bank of the Ozarks, Inc.	$29,917
2,873	BankUnited Financial Corp., Class A	48,381
1,367	Banner Corp.	41,858
2,868	BioMed Realty Trust, Inc.	62,637
2,538	Boston Private Financial Holdings, Inc.	64,694
9,165	Brookline Bancorp, Inc.	94,125
6,261	Brown & Brown, Inc.	160,908
1,596	Cadence Financial Corp.	28,584
3,233	Calamos Asset Management, Inc., Class A	79,855
792	Camden National Corp.	28,354
1,698	Capital City Bank Group, Inc.	50,872
198	Capital Southwest Corp.	26,837
5,732	CapitalSource, Inc.	108,908
1,450	Capitol Bancorp Ltd.	32,567
5,019	Capitol Federal Financial	164,222
989	Cascade Bancorp	21,570
1,870	Cash America International, Inc.	68,479
3,641	Cathay General Bancorp	111,451
2,651	Cedar Shopping Centers, Inc.	33,323
5,780	Centennial Bank Holdings, Inc.*	37,801
2,624	Central Pacific Financial Corp.	74,023
4,139	Chemical Financial Corp.	90,147
5,391	Chittenden Corp.	180,329
8,965	Citizens Banking Corp.	144,337
3,220	Citizens, Inc.*	16,261
1,441	City Bank	35,132
1,596	City Holding Co.	52,429
293	CME Group, Inc.	161,883
3,919	CNA Surety Corp.*	66,231
1,390	CoBiz, Inc.	21,489
760	Cohen & Steers, Inc.	26,182
1,023	Columbia Banking System, Inc.	25,984
4,486	Community Bank System, Inc.	80,703
2,732	Community Banks, Inc.	71,087
1,754	Community Trust Bancorp, Inc.	50,305
4,778	CompuCredit Corp.*	125,423
2,473	Corporate Office Properties Trust	93,207
7,677	Corus Bankshares, Inc.	124,828
7,276	Crawford & Co., Class A	38,999
9,309	Crawford & Co., Class B	55,482
3,140	Credit Acceptance Corp.*	81,357
8,507	CVB Financial Corp.	83,284
4,868	Deerfield Triarc Capital Corp.	53,402
4,043	Delphi Financial Group, Inc., Class A	162,407
3,227	DiamondRock Hospitality Co.	54,343
3,428	Digital Realty Trust, Inc.	113,638
6,133	Dime Community Bancshares, Inc.	68,628
1,212	Dollar Financial Corp.*	30,373
2,966	East West Bancorp, Inc.	108,734
2,326	EastGroup Properties, Inc.	95,924
5,610	Eaton Vance Corp.	234,836
2,793	Encore Capital Group, Inc.*	28,852
155	Enstar Group Ltd. (Bermuda)*	16,283
2,297	Entertainment Properties Trust	102,331
7,138	Equity Inns, Inc.	159,606
2,977	Extra Space Storage, Inc.	41,797

9,641	F.N.B. Corp.	$144,711
1,247	Farmers Capital Bank Corp.	37,622
3,631	FBL Financial Group, Inc., Class A	127,775
1,725	Federal Agricultural Mortgage Corp., Class C	48,266
891	FelCor Lodging Trust, Inc.	19,566
1,997	Financial Federal Corp.	56,615
1,666	Financial Institutions, Inc.	30,504
1,989	First Acceptance Corp.*	17,702
1,899	First Bancorp	34,353
14,940	First BanCorp.	137,448
2,096	First Busey Corp.	40,579
1,653	First Cash Financial Services, Inc.*	36,019
4,107	First Charter Corp.	75,692
885	First Citizens BancShares, Inc. Class A	159,017
12,427	First Commonwealth Financial Corp.	117,808
1,389	First Community Bancorp	69,756
1,362	First Community Bancshares, Inc.	36,638
6,901	First Financial Bancorp	84,399
1,900	First Financial Bankshares, Inc.	68,856
1,771	First Financial Corp.	41,583
1,522	First Financial Holdings, Inc.	41,185
2,167	First Indiana Corp.	67,935
1,956	First Marblehead (The) Corp.	64,470
3,013	First Merchants Corp.	61,013
4,590	First Midwest Bancorp, Inc.	150,965
11,788	First Niagara Financial Group, Inc.	151,594
1,498	First Republic Bank	82,016
2,073	FirstFed Financial Corp.*	93,700
14,201	Flagstar Bancorp, Inc.	151,951
2,386	Flushing Financial Corp.	35,599
2,903	Forest City Enterprises, Inc. Class A	157,952
290	Forest City Enterprises, Inc., Class B	15,849
8,493	Franklin Street Properties Corp.	130,368
2,817	Frontier Financial Corp.	60,340
2,399	GAMCO Investors, Inc., Class A	124,604
4,676	Getty Realty Corp.	117,835
1,024	GFI Group, Inc.*	76,308
3,248	Glacier Bancorp, Inc.	61,874
3,115	GMH Communities Trust	26,166
1,372	Gramercy Capital Corp.	33,189
6,500	Great American Financial Resources, Inc.	155,740
1,239	Great Southern Bancorp, Inc.	31,161
6,813	Greater Bay Bancorp	183,133
644	Greenhill & Co., Inc.	37,352
2,340	Hancock Holding Co.	82,766
3,016	Hanmi Financial Corp.	43,732
4,325	Harleysville Group, Inc.	121,143
4,095	Harleysville National Corp.	60,360
2,900	Hilb Rogal & Hobbs Co.	125,570
15,638	HomeBanc Corp.	9,383
6,690	Horace Mann Educators Corp.	119,283
953	IBERIABANK Corp.	40,159
1,644	Independent Bank Corp. -MA	44,536
2,833	Independent Bank Corp. -MI	34,336
2,598	Infinity Property & Casualty Corp.	114,416
9,847	Inland Real Estate Corp.	148,887

3,034	Integra Bank Corp.	$54,733
369	IntercontinentalExchange, Inc.*	55,767
7,391	International Bancshares Corp.	162,824
910	International Securities Exchange Holdings, Inc.	59,787
2,812	Investment Technology Group, Inc.*	112,368
4,672	Investors Bancorp, Inc.*	56,204
6,014	Investors Real Estate Trust	57,855
6,016	IPC Holdings Ltd. (Bermuda)	149,257
4,977	Irwin Financial Corp.	58,330
1,148	Jones Lang LaSalle, Inc.	126,027
2,392	Kansas City Life Insurance Co.	99,435
4,208	Kearny Financial Corp.	49,991
2,416	Kilroy Realty Corp.	155,663
3,820	KKR Financial Holdings LLC	79,227
2,707	KNBT Bancorp, Inc.	35,597
9,752	Knight Capital Group, Inc., Class A*	137,893
12,344	LaBranche & Co., Inc.*	79,866
2,623	Lakeland Bancorp, Inc.	29,220
2,525	LaSalle Hotel Properties	101,076
8,218	Lexington Realty Trust	155,074
2,328	LTC Properties, Inc.	46,723
8,982	Luminent Mortgage Capital, Inc.	65,838
3,824	MAF Bancorp, Inc.	200,837
4,358	Maguire Properties, Inc.	124,682
5,654	Max Re Capital Group Ltd. (Bermuda)	147,626
2,578	MB Financial, Inc.	82,187
9,746	MCG Capital Corp.	141,025
23,270	MFA Mortgage Investments, Inc.	163,355
2,691	Mid-America Apartment Communities, Inc.	121,445
2,095	Midland (The) Co.	99,554
2,184	Midwest Banc Holdings, Inc.	31,188
6,696	Municipal Mortgage & Equity LLC	147,982
1,444	Nara Bancorp, Inc.	21,313
4,140	Nasdaq Stock Market (The), Inc.*	127,388
2,243	National Financial Partners Corp.	103,985
4,275	National Health Investors, Inc.	135,090
5,612	National Penn Bancshares, Inc.	82,945
9,106	National Retail Properties, Inc.	197,236
471	National Western Life Insurance Co., Class A*	111,024
1,508	Navigators Group, Inc.*	78,883
4,549	NBT Bancorp, Inc.	82,291
6,374	Nelnet, Inc., Class A	110,270
20,733	Netbank, Inc.	5,801
888	New York Community Bancorp, Inc.	14,412
8,585	NewAlliance Bancshares, Inc.	115,983
3,208	Northwest Bancorp, Inc.	84,242
2,086	OceanFirst Financial Corp.	32,124
3,660	Ocwen Financial Corp.*	39,674
11,207	Old National Bancorp	161,381
1,339	Old Second Bancorp, Inc.	36,889
1,985	Omega Financial Corp.	47,561
5,763	Omega Healthcare Investors, Inc.	74,516
2,010	optionsXpress Holdings, Inc.	50,270
4,605	Oriental Financial Group	41,077
4,862	Pacific Capital Bancorp	101,616
2,092	Park National Corp.	166,209

2,192	Parkway Properties, Inc.	$88,951
5,198	Partners Trust Financial Group, Inc.	62,168
775	Peapack-Gladstone Financial Corp.	20,576
1,343	Peoples Bancorp, Inc.	30,110
2,175	PFF Bancorp, Inc.	36,366
443	Philadelphia Consolidated Holding Corp.*	16,010
971	Pico Holdings, Inc.*	39,957
302	Pinnacle Financial Partners, Inc.*	7,281
1,954	Piper Jaffray Cos.*	93,636
5,752	Platinum Underwriters Holdings Ltd. (Bermuda)	190,966
8,465	PMA Capital Corp., Class A*	76,016
849	Portfolio Recovery Associates, Inc.*	44,360
4,448	Presidential Life Corp.	72,547
3,822	Primus Guaranty Ltd. (Bermuda)*	36,309
957	PrivateBancorp, Inc.	25,839
2,640	ProAssurance Corp.*	130,363
1,822	Prosperity Bancshares, Inc.	51,599
4,057	Provident Bankshares Corp.	116,436
7,231	Provident Financial Services, Inc.	101,957
3,339	Provident New York Bancorp	45,544
1,960	PS Business Parks, Inc.	100,156
4,886	RAIT Financial Trust	50,619
2,529	Ramco-Gershenson Properties Trust	81,434
2,142	Renasant Corp.	41,084
1,380	Resource America, Inc., Class A	20,686
1,935	RLI Corp.	112,230
3,390	S&T Bancorp, Inc.	105,361
1,143	S.Y. Bancorp, Inc.	26,758
1,873	Safety Insurance Group, Inc.	62,371
1,799	Sandy Spring Bancorp, Inc.	48,465
6,467	Santander BanCorp	76,634
1,567	Saul Centers, Inc.	67,961
45,746	Scottish Re Group Ltd. (Cayman Islands)*	187,559
1,608	Seacoast Banking Corp. of Florida	25,776
5,245	SEI Investments Co.	142,979
7,601	Selective Insurance Group, Inc.	155,973
1,651	Signature Bank*	50,999
1,799	Simmons First National Corp., Class A	41,539
2,029	Sovran Self Storage, Inc.	87,450
6,499	Spirit Finance Corp.	94,430
3,075	St. Joe (The) Co.	124,661
4,128	State Auto Financial Corp.	106,750
2,077	State Street Corp.	139,221
2,576	Sterling Bancorp	37,481
6,151	Sterling Bancshares, Inc.	64,032
3,092	Sterling Financial Corp.	51,729
2,557	Sterling Financial Corp. of Spokane	58,069
4,906	Stewart Information Services Corp.	178,971
1,105	Suffolk Bancorp	31,139
2,453	Sun Bancorp, Inc.*	37,065
4,621	Sun Communities, Inc.	125,784
3,990	Sunstone Hotel Investors, Inc.	99,032
7,316	Susquehanna Bancshares, Inc.	126,567
2,430	SVB Financial Group*	128,012
2,139	SWS Group, Inc.	37,753
2,392	Tanger Factory Outlet Centers, Inc.	79,965

2,844	Taubman Centers, Inc.	$136,768
308	Tejon Ranch Co.*	12,218
1,761	Texas Capital Bancshares, Inc.*	34,973
1,497	TierOne Corp.	34,745
1,173	Tompkins Trustco, Inc.	37,301
656	Tower Group, Inc.	17,384
1,394	TradeStation Group, Inc.*	14,735
1,856	Triad Guaranty, Inc.*	51,170
13,894	Trustco Bank Corp.	128,936
5,412	UCBH Holdings, Inc.	88,973
3,658	UMB Financial Corp.	136,590
3,421	Umpqua Holdings Corp.	65,067
3,439	United America Indemnity Ltd., Class A (Cayman Islands)*	73,870
5,216	United Bankshares, Inc.	145,266
2,969	United Community Banks, Inc.	69,623
5,000	United Community Financial Corp.	35,650
2,873	United Fire & Casualty Co.	98,889
5,377	Universal American Financial Corp.*	107,056
1,797	Universal Health Realty Income Trust	52,562
3,538	Urstadt Biddle Properties, Inc., Class A	53,424
2,253	USB Holding Co., Inc.	54,207
3,833	U-Store-It Trust	54,850
35,633	W. Holding Co., Inc.	78,749
13,917	W.P. Stewart & Co Ltd. (Bermuda)	150,999
7,111	Waddell & Reed Financial, Inc., Class A	179,268
4,567	Washington Real Estate Investment Trust	136,279
1,490	Washington Trust Bancorp, Inc.	35,328
1,772	Wauwatosa Holdings, Inc.*	26,846
2,958	WesBanco, Inc.	65,224
1,201	West Coast Bancorp.	31,442
3,057	Westamerica Bancorp	125,123
1,920	Western Alliance Bancorp*	50,515
1,170	Wilshire Bancorp, Inc.	12,016
1,730	Wintrust Financial Corp.	68,179
1,074	World Acceptance Corp.*	34,572
575	WSFS Financial Corp.	31,752
3,445	Zenith National Insurance Corp.	139,040
		23,360,864
	Health Care—8.7%
3,438	Affymetrix, Inc.*	83,818
6,223	Albany Molecular Research, Inc.*	91,540
488	Align Technology, Inc.*	12,737
12,140	Alliance Imaging, Inc.*	108,167
476	Allscripts Healthcare Solutions, Inc.*	10,829
7,155	Alpharma, Inc., Class A	177,372
1,281	Amedisys, Inc.*	48,486
3,052	American Medical Systems Holdings, Inc.*	55,791
5,992	AMERIGROUP Corp.*	165,859
3,014	AMN Healthcare Services, Inc.*	64,711
4,181	Amsurg Corp., Class A*	105,110
1,164	Analogic Corp.	77,278
3,371	Applera Corp. - Celera Group*	40,519
3,146	Arrow International, Inc.	139,022
1,074	ArthroCare Corp.*	54,366

448	Aspect Medical Systems, Inc.*	$6,097
2,680	Bio-Rad Laboratories, Inc., Class A*	198,749
1,833	Brookdale Senior Living, Inc.	73,338
4,275	Bruker BioSciences Corp.*	33,473
3,140	Cambrex Corp.	42,892
1,643	Celgene Corp.*	99,500
4,286	Centene Corp.*	92,620
2,664	Cephalon, Inc.*	200,173
3,709	Cerner Corp.*	196,095
1,692	Chemed Corp.	107,070
713	Computer Programs & Systems, Inc.	19,073
4,233	CONMED Corp.*	118,101
3,295	Cooper (The) Cos., Inc.	165,178
1,172	Corvel Corp.*	31,175
3,143	Covance, Inc.*	221,801
4,787	Cross Country Healthcare, Inc.*	78,363
485	Cyberonics, Inc.*	6,790
4,381	Cytyc Corp.*	184,440
1,900	Datascope Corp.	65,379
282	Digene Corp.*	17,273
863	Dionex Corp.*	58,693
1,325	DJO, Inc.*	62,911
1,476	Eclipsys Corp.*	32,073
3,770	Edwards Lifesciences Corp.*	173,269
5,627	Endo Pharmaceuticals Holdings, Inc.*	191,374
202	Enzo Biochem, Inc.*	2,582
177	Enzon Pharmaceuticals, Inc.*	1,274
3,108	eResearch Technology, Inc.*	29,837
16	ev3, Inc.*	264
239	FoxHollow Technologies, Inc.*	6,135
1,725	Gen-Probe, Inc.*	108,692
7,709	Gentiva Health Services, Inc.*	153,949
862	Geron Corp.*	5,431
2,146	Greatbatch, Inc.*	66,590
1,799	Haemonetics Corp.*	88,907
1,829	HealthExtras, Inc.*	49,072
2,713	Healthspring, Inc.*	46,392
1,122	Healthways, Inc.*	49,031
12,908	Hlth Corp.*	163,415
729	Hologic, Inc.*	37,762
934	ICU Medical, Inc.*	31,046
903	Idenix Pharmaceuticals, Inc.*	2,673
1,240	IDEXX Laboratories, Inc.*	124,322
51	Illumina, Inc.*	2,324
1,112	ImClone Systems, Inc.*	36,585
700	Immucor, Inc.*	21,812
1,280	Integra LifeSciences Holdings Corp.*	63,552
499	Intuitive Surgical, Inc.*	106,092
8,461	Invacare Corp.	173,874
1,715	inVentiv Health, Inc.*	60,848
1,561	Inverness Medical Innovations, Inc.*	75,568
291	Keryx Biopharmaceuticals, Inc.*	2,503
3,156	Kinetic Concepts, Inc.*	194,031
2,333	KV Pharmaceutical Co., Class A*	63,784
394	KV Pharmaceutical Co., Class B*	10,744
894	Kyphon, Inc.*	58,664

867	Landauer, Inc.	$41,269
555	LCA-Vision, Inc.	19,708
627	Lifecell Corp.*	19,243
218	Luminex Corp.*	2,603
2,519	Martek Biosciences Corp.*	64,537
2,009	Matria Healthcare, Inc.*	51,892
486	Maxygen, Inc.*	3,961
3,228	MedCath Corp.*	97,776
459	Medicines (The) Co.*	7,303
2,301	Medicis Pharmaceutical Corp., Class A	65,648
1,632	Mentor Corp.	64,219
1,424	Meridian Bioscience, Inc.	31,798
2,180	Merit Medical Systems, Inc.*	24,394
552	MGI Pharma, Inc.*	13,817
12,816	Millennium Pharmaceuticals, Inc.*	129,313
2,208	Millipore Corp.*	173,571
3,658	Molina Healthcare, Inc.*	114,825
932	Momenta Pharmaceuticals, Inc.*	9,059
227	Myriad Genetics, Inc.*	8,485
4,249	Nabi Biopharmaceuticals*	18,101
910	National Healthcare Corp.	47,466
90	Nektar Therapeutics*	687
184	Neurocrine Biosciences, Inc.*	1,871
322	Nighthawk Radiology Holdings, Inc.*	6,643
736	Noven Pharmaceuticals, Inc.*	13,071
85	NuVasive, Inc.*	2,438
3,509	Odyssey HealthCare, Inc.*	37,932
2	Onyx Pharmaceuticals, Inc.*	56
2,936	Option Care, Inc.	56,929
1,483	Orthofix International NV (Netherlands)*	63,858
352	OSI Pharmaceuticals, Inc.*	11,348
236	Palomar Medical Technologies, Inc.*	7,535
875	Panacos Pharmaceuticals, Inc.*	2,888
4,857	Par Pharmaceutical Cos., Inc.*	115,062
2,032	Parexel International Corp.*	82,154
2,552	PDL BioPharma, Inc.*	59,946
2,778	Pediatrix Medical Group, Inc.*	149,901
7,290	Perrigo Co.	135,959
4,854	Pharmaceutical Product Development, Inc.	162,609
1,717	PharmaNet Development Group, Inc.*	48,076
274	Pharmion Corp.*	6,675
1,963	PolyMedica Corp.	79,286
2,102	PRA International*	60,811
6,681	PSS World Medical, Inc.*	115,114
1,756	Psychiatric Solutions, Inc.*	59,862
1,068	Radiation Therapy Services, Inc.*	30,182
4,483	RehabCare Group, Inc.*	63,524
6,026	Res-Care, Inc.*	117,085
2,076	ResMed, Inc.*	89,226
3,747	Respironics, Inc.*	171,425
1,697	Salix Pharmaceuticals Ltd.*	18,701
2,437	Sciele Pharma, Inc.*	56,514
4,191	Sierra Health Services, Inc.*	170,322
1,635	Sirona Dental Systems, Inc.*	57,814
659	SonoSite, Inc.*	18,650
7,405	STERIS Corp.	202,527

4,400	Sunrise Senior Living, Inc.*	$174,944
580	SurModics, Inc.*	26,605
2,501	Symbion, Inc.*	53,847
3,057	Symmetry Medical, Inc.*	45,641
1,105	Syneron Medical Ltd. (Israel)*	26,177
764	Tanox, Inc.*	14,898
1,160	Techne Corp.*	65,262
2,657	Thoratec Corp.*	51,572
1,828	TriZetto Group (The), Inc.*	29,303
610	United Therapeutics Corp.*	42,310
10,313	Valeant Pharmaceuticals International	161,811
2,467	Varian, Inc.*	148,365
3,150	VCA Antech, Inc.*	123,921
843	Ventana Medical Systems, Inc.*	70,256
65	Verenium Corp.*	406
1,844	ViroPharma, Inc.*	23,695
798	Vital Signs, Inc.	41,504
3,605	Waters Corp.*	210,027
1,602	WellCare Health Plans, Inc.*	162,219
2,198	West Pharmaceutical Services, Inc.	101,723
2,770	Wright Medical Group, Inc.*	67,062
745	Young Innovations, Inc.	22,410
169	Zoll Medical Corp.*	4,539
77	ZymoGenetics, Inc.*	890
		10,504,316
	Industrials—17.7%
4,711	A.O. Smith Corp.	228,719
977	AAON, Inc.	29,222
2,535	AAR Corp.*	75,619
7,408	ABM Industries, Inc.	186,385
18,589	ABX Air, Inc.*	135,142
6,628	Accuride Corp.*	93,521
1,973	Actuant Corp., Class A	120,314
2,841	Administaff, Inc.	92,901
533	Advisory Board (The) Co.*	27,444
11,056	AirTran Holdings, Inc.*	108,791
4,164	Albany International Corp., Class A	156,067
2,657	American Commercial Lines, Inc.*	58,853
936	American Railcar Industries, Inc.	32,507
3,798	American Reprographics Co.*	94,646
221	American Science & Engineering, Inc.*	12,248
1,661	American Woodmark Corp.	49,913
1,039	Ameron International Corp.	101,645
5,700	Ametek, Inc.	222,414
3,576	Apogee Enterprises, Inc.	92,118
5,694	Applied Industrial Technologies, Inc.	161,653
1,156	Argon ST, Inc.*	24,207
4,300	Arkansas Best Corp.	154,929
2,418	Armor Holdings, Inc.*	212,736
1,634	Astec Industries, Inc.*	85,246
1,861	ASV, Inc.*	27,152
3,861	Atlas Air Worldwide Holdings, Inc.*	209,305
3,167	Baldor Electric Co.	144,542
5,986	Barnes Group, Inc.	186,763

5,272	BE Aerospace, Inc.*	$213,832
4,228	Beacon Roofing Supply, Inc.*	63,251
2,874	Belden CDT, Inc.	157,438
5,532	Blount International, Inc.*	62,899
6,004	Bowne & Co., Inc.	104,109
3,907	Brady Corp., Class A	136,706
1,107	Bucyrus International, Inc., Class A	70,361
938	Cascade Corp.	63,587
10,150	CBIZ, Inc.*	69,122
4,026	CDI Corp.	113,896
6,879	Cenveo, Inc.*	144,528
927	Ceradyne, Inc.*	69,182
14,522	China Yuchai International Ltd. (Bermuda)	140,283
1,652	CIRCOR International, Inc.	65,882
4,093	CLARCOR, Inc.	142,395
1,163	Clean Harbors, Inc.*	55,859
1,444	Consolidated Graphics, Inc.*	95,174
4,827	Copart, Inc.*	135,832
849	Corporate Executive Board Co.	57,240
685	CoStar Group, Inc.*	34,935
5,684	Covanta Holding Corp.*	128,913
821	CRA International, Inc.*	39,153
3,385	Cubic Corp.	93,189
3,700	Curtiss-Wright Corp.	161,209
1,091	Diamond Management & Technology Consultants, Inc.	11,794
4,911	Diana Shipping, Inc. (Marshall Islands)	137,754
4,897	Donaldson Co., Inc.	178,202
2,920	DRS Technologies, Inc.	152,891
3,811	DryShips, Inc. (Marshall Islands)	218,447
6,957	DynCorp International, Inc., Class A*	148,254
2,220	Eagle Bulk Shipping, Inc. (Marshall Islands)	58,430
2,426	EDO Corp.	80,179
5,528	EGL, Inc.*	260,755
5,652	Electro Rent Corp.	76,585
2,550	Encore Wire Corp.	77,903
544	Energy Conversion Devices, Inc.*	16,238
6,712	EnerSys*	121,487
2,499	Ennis, Inc.	50,430
3,386	EnPro Industries, Inc.*	133,341
205	Equifax, Inc.	8,294
1,805	ESCO Technologies, Inc.*	65,467
3,103	Esterline Technologies Corp.*	143,638
543	Evergreen Solar, Inc.*	4,523
23,014	ExpressJet Holdings, Inc.*	120,363
5,739	Fastenal Co.	258,656
10,801	Federal Signal Corp.	145,273
1,325	Forward Air Corp.	45,143
2,544	Foster Wheeler Ltd. (Bermuda)*	285,919
1,447	Franklin Electric Co., Inc.	67,401
637	FreightCar America, Inc.	30,111
3,086	FTI Consulting, Inc.*	126,619
2,707	G&K Services, Inc., Class A	100,863
388	Gardner Denver, Inc.*	16,137
1,569	Genco Shipping & Trading Ltd. (Marshall Islands)	88,382
4,616	GenCorp, Inc.*	54,561
2,808	General Cable Corp.*	223,236

2,814	Genesee & Wyoming, Inc., Class A*	$72,179
2,458	Genlyte Group, Inc.*	171,003
3,505	Geo Group (The), Inc.*	96,948
9,338	Goodman Global, Inc.*	225,233
1,286	Gorman-Rupp (The) Co.	36,895
4,370	Graco, Inc.	179,345
8,994	GrafTech International Ltd.*	139,317
3,522	Granite Construction, Inc.	228,895
2,134	Greenbrier Cos., Inc.	71,212
6,540	Griffon Corp.*	114,908
2,182	H&E Equipment Services, Inc.	59,285
1,412	Healthcare Services Group, Inc.	39,141
5,121	Heartland Express, Inc.	76,354
429	Heico Corp.	17,229
833	Heico Corp., Class A	27,697
1,310	Heidrick & Struggles International, Inc.*	70,399
4,062	Herman Miller, Inc.	124,013
7,321	Hexcel Corp.*	159,159
2,711	Horizon Lines, Inc., Class A	78,239
3,811	Hub Group, Inc., Class A*	129,650
5,262	Hudson Highland Group, Inc.*	86,823
280	Huron Consulting Group, Inc.*	19,020
5,309	IDEX Corp.	192,239
1,945	IHS, Inc., Class A*	92,232
1,175	II-VI, Inc.*	29,175
3,649	InfraSource Services, Inc.*	126,328
375	Innerworkings, Inc.*	5,006
3,113	Insituform Technologies, Inc., Class A*	51,427
5,983	Interface, Inc., Class A*	110,267
4,666	Interline Brands, Inc.*	107,178
1,328	Ionatron, Inc.*	4,343
16,759	JetBlue Airways Corp.*	165,076
319	Joy Global, Inc.	15,787
4,020	Kaman Corp.	134,630
2,084	Kaydon Corp.	110,890
249	Kenexa Corp.*	8,909
3,980	Kirby Corp.*	161,230
3,891	Knight Transportation, Inc.	68,637
9,158	Knoll, Inc.	181,420
325	Korn/Ferry International*	7,680
5,454	Labor Ready, Inc.*	128,496
2,978	Landstar System, Inc.	135,380
1,408	Lawson Products, Inc.	49,449
2,910	LECG Corp.*	40,653
3,213	Lincoln Electric Holdings, Inc.	231,304
693	Lindsay Corp.	28,177
1,741	Macquarie Infrastructure Co. LLC	69,274
3,041	Manitowoc (The) Co., Inc.	236,194
2,680	McDermott International, Inc. (Panama)*	222,279
2,269	McGrath Rentcorp.	67,888
102	Medis Technologies Ltd.*	1,367
976	Middleby (The) Corp.*	60,522
3,316	Mine Safety Appliances Co.	151,375
2,240	Mobile Mini, Inc.*	63,997
3,869	Moog, Inc., Class A*	165,671
4,057	MSC Industrial Direct Co., Class A	204,027

1,530	MTC Technologies, Inc.*	$33,431
4,323	Navigant Consulting, Inc.*	68,087
2,594	NCI Building Systems, Inc.*	125,446
2,766	Nordson Corp.	126,572
3,634	Old Dominion Freight Line, Inc.*	104,877
4,403	Orbital Sciences Corp.*	93,300
4,673	Pacer International, Inc.	102,853
3,261	Perini Corp.*	200,258
2,170	Pike Electric Corp.*	43,075
1,217	Powell Industries, Inc.*	40,903
6,286	Power-One, Inc.*	24,893
2,537	Quintana Maritime Ltd. (Marshall Islands)	45,488
1,136	Raven Industries, Inc.	38,647
3,113	Regal-Beloit Corp.	157,891
5,474	Republic Airways Holdings, Inc.*	105,593
1,807	Resources Connection, Inc.*	58,673
1,787	Robbins & Myers, Inc.	94,229
3,696	Rollins, Inc.	87,965
3,994	Roper Industries, Inc.	239,560
2,882	Schawk, Inc.	55,046
3,589	School Specialty, Inc.*	123,605
2,264	Seaspan Corp. (Marshall Islands)	80,146
3,308	Simpson Manufacturing Co., Inc.	111,910
884	Skywest, Inc.	19,722
21,458	Spherion Corp.*	189,474
9,895	Standard Register (The) Co.	132,989
2,700	Standex International Corp.	63,990
3,464	Stericycle, Inc.*	166,064
4,440	Superior Essex, Inc.*	154,734
5,184	TAL International Group, Inc.	136,236
1,918	Taser International, Inc.*	29,288
3,074	Teledyne Technologies, Inc.*	136,393
4,114	TeleTech Holdings, Inc.*	120,664
2,051	Tennant Co.	79,066
6,448	Tetra Tech, Inc.*	135,601
3,948	Thomas & Betts Corp.*	243,985
3,014	Toro (The) Co.	169,447
8,569	TransDigm Group, Inc.*	353,042
5,092	Tredegar Corp.	93,489
1,803	Trex Co., Inc.*	30,110
2,302	Triumph Group, Inc.	175,435
6,724	UAP Holding Corp.	182,691
672	United Industrial Corp.	42,444
3,054	Universal Forest Products, Inc.	120,816
3,266	US Airways Group, Inc.*	101,279
3,990	UTi Worldwide, Inc. (Virgin Islands)	100,269
1,961	Valmont Industries, Inc.	148,232
4,632	Viad Corp.	166,520
3,113	Vicor Corp.	39,130
4,476	Volt Information Sciences, Inc.*	69,736
4,478	Wabash National Corp.	56,915
2,911	Wabtec Corp.	118,885
7,270	Walter Industries, Inc.	181,750
5,967	Waste Connections, Inc.*	184,977
2,614	Watsco, Inc.	130,465
1,693	Watson Wyatt Worldwide, Inc., Class A	75,423

4,170	Watts Water Technologies, Inc., Class A	$145,575
4,318	Williams Scotsman International, Inc.*	117,234
2,703	Woodward Governor Co.	156,098
8,178	Xerium Technologies, Inc.	49,150
		21,482,470
	Information Technology—15.2%
32,788	3Com Corp.*	131,152
1,685	ACI Worldwide, Inc*	51,443
2,373	Actel Corp.*	28,001
8,550	Acxiom Corp.	215,118
25,086	Adaptec, Inc.*	87,801
8,996	ADC Telecommunications, Inc.*	168,135
6,120	ADTRAN, Inc.	159,671
2,340	Advanced Analogic Technologies, Inc.*	20,779
2,204	Advanced Energy Industries, Inc.*	39,033
1,062	Advent Software, Inc.*	40,388
6,924	Aeroflex, Inc.*	97,144
6,422	Agilysys, Inc.	123,367
1,351	Akamai Technologies, Inc.*	45,880
15,832	AMIS Holdings, Inc.*	163,228
6,166	Amphenol Corp., Class A	211,247
344	Ansoft Corp.*	8,700
1,803	Ansys, Inc.*	46,950
17,299	Applied Micro Circuits Corp.*	50,513
1,727	aQuantive, Inc.*	114,241
4,483	Ariba, Inc.*	37,433
6,652	Arris Group, Inc.*	98,583
12,294	ASE Test Ltd. (Singapore)*	165,723
2,353	Aspen Technology, Inc.*	29,177
3,556	Asyst Technologies, Inc.*	23,754
852	Atheros Communications, Inc.*	23,754
2,038	ATMI, Inc.*	59,061
1,704	AudioCodes Ltd. (Israel)*	9,474
4,856	Autodesk, Inc.*	205,749
4,012	Avid Technology, Inc.*	128,785
3,408	Avocent Corp.*	93,209
8,342	Axcelis Technologies, Inc.*	46,298
23,758	BearingPoint, Inc.*	154,902
16,096	BISYS Group (The), Inc.*	192,669
2,554	Black Box Corp.	102,799
970	Blackbaud, Inc.	20,312
618	Blackboard, Inc.*	27,334
9,955	Borland Software Corp.*	52,861
10,820	Brightpoint, Inc.*	142,067
13,347	Brocade Communications Systems, Inc.*	93,963
3,438	Brooks Automation, Inc.*	60,406
2,299	Cabot Microelectronics Corp.*	98,006
3,334	CACI International, Inc., Class A*	148,163
5,122	CDC Corp., Class A (Cayman Islands)*	45,381
5,801	Checkpoint Systems, Inc.*	133,829
13,285	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)*	92,596
13,602	Ciber, Inc.*	103,239
1,420	Ciena Corp.*	51,873
4,326	Cirrus Logic, Inc.*	31,493

22,630	CMGI, Inc.*	$35,755
5,107	CNET Networks, Inc.*	38,456
5,069	Cogent, Inc.*	67,468
2,991	Cognex Corp.	62,901
1,520	Cognizant Technology Solutions Corp., Class A*	123,090
3,561	Coherent, Inc.*	103,091
1,953	Cohu, Inc.	39,040
3,789	CommScope, Inc.*	206,235
106	Commvault Systems, Inc.*	1,800
1,239	Comtech Telecommunications Corp.*	53,859
309	Concur Technologies, Inc.*	7,373
16,877	Conexant Systems, Inc.*	22,109
16,677	Credence Systems Corp.*	59,203
7,794	Cree, Inc.*	199,682
4,053	CSG Systems International, Inc.*	101,406
5,272	CTS Corp.	67,165
2,102	Cymer, Inc.*	89,861
11,269	Cypress Semiconductor Corp.*	282,402
1,147	Daktronics, Inc.	24,385
823	DealerTrack Holdings, Inc.*	29,677
936	Digital River, Inc.*	42,129
1,704	Diodes, Inc.*	45,275
3,155	Ditech Networks, Inc.*	23,536
68	DivX, Inc.*	919
3,065	Dolby Laboratories, Inc., Class A*	101,942
2,547	DSP Group, Inc.*	45,388
5,538	Dycom Industries, Inc.*	154,787
24,799	EarthLink, Inc.*	172,353
2,687	Echelon Corp.*	53,015
12,483	ECI Telecom Ltd. (Israel)*	116,466
4,493	eFunds Corp.*	160,625
2,866	Electro Scientific Industries, Inc.*	62,909
5,025	Electronics for Imaging, Inc.*	131,957
5,742	Emulex Corp.*	113,692
12,295	Entegris, Inc.*	132,540
186	Entrust, Inc.*	523
2,647	Epicor Software Corp.*	34,570
2,140	EPIQ Systems, Inc.*	36,487
482	Equinix, Inc.*	41,891
5,763	eSpeed, Inc., Class A*	46,680
2,252	Euronet Worldwide, Inc.*	57,223
3,899	Exar Corp.*	55,093
1,070	Excel Technology, Inc.*	26,761
12,000	Extreme Networks, Inc.*	48,720
864	F5 Networks, Inc.*	74,900
1,173	FactSet Research Systems, Inc.	77,406
3,371	Fair Isaac Corp.	132,345
406	FalconStor Software, Inc.*	4,218
2,308	FEI Co.*	66,193
3,665	Finisar Corp.*	13,304
2,653	FLIR Systems, Inc.*	115,803
1,162	FormFactor, Inc.*	44,609
1,344	Forrester Research, Inc.*	33,358
8,549	Foundry Networks, Inc.*	150,377
4,984	Gartner, Inc.*	104,315
6,731	Genesis Microchip, Inc.*	58,089

3,719	Gevity HR, Inc.	$55,897
1,025	GigaMedia Ltd. (Singapore)*	11,039
4,215	Global Cash Access Holdings, Inc.*	57,577
3,091	Global Payments, Inc.	115,603
2,334	Harmonic, Inc.*	20,703
1,936	Heartland Payment Systems, Inc.	60,074
87	Hittite Microwave Corp.*	3,499
553	Hughes Communications, Inc.*	25,493
5,384	Hutchinson Technology, Inc.*	108,003
4,045	Imation Corp.	126,528
3,104	Informatica Corp.*	43,270
3,985	InfoSpace, Inc.*	82,968
5,699	infoUSA, Inc.	58,415
8,957	Integrated Device Technology, Inc.*	145,730
709	InterDigital, Inc.*	19,817
5,885	Intermec, Inc.*	150,833
595	Internap Network Services Corp.*	8,770
3,020	Inter-Tel, Inc.	74,956
2,255	Interwoven, Inc.*	31,232
1,340	Itron, Inc.*	106,436
3,899	Ixia*	36,495
1,560	j2 Global Communications, Inc.*	50,918
4,998	Jack Henry & Associates, Inc.	120,052
3,419	JDA Software Group, Inc.*	77,304
3,293	Jupitermedia Corp.*	25,488
20,064	KEMET Corp.*	141,251
204	Knot (The), Inc.*	3,703
2,540	Komag, Inc.*	81,305
539	Kopin Corp.*	2,054
11,230	Lattice Semiconductor Corp.*	53,118
7,608	Lawson Software, Inc.*	72,504
1,898	Littelfuse, Inc.*	61,856
2,662	Loral Space & Communications, Inc.*	110,180
1,796	LTX Corp.*	8,244
2,977	Macrovision Corp.*	70,793
1,718	Magma Design Automation, Inc.*	25,444
1,724	Manhattan Associates, Inc.*	48,048
3,041	ManTech International Corp., Class A*	99,319
7,517	MasTec, Inc.*	102,757
2,645	MAXIMUS, Inc.	110,535
3,874	MEMC Electronic Materials, Inc.*	237,554
7,015	Mentor Graphics Corp.*	84,250
3,570	Mercury Computer Systems, Inc.*	39,020
5,870	Methode Electronics, Inc.	94,918
4,469	Micrel, Inc.	46,254
1,467	MICROS Systems, Inc.*	78,162
2,705	Microsemi Corp.*	63,054
385	MicroStrategy, Inc., Class A*	28,147
550	Midway Games, Inc.*	3,355
4,614	MKS Instruments, Inc.*	104,738
13,430	MPS Group, Inc.*	179,022
3,831	MSC.Software Corp.*	49,726
1,418	MTS Systems Corp.	59,202
2,172	Multi-Fineline Electronix, Inc.*	30,973
8,491	Nam Tai Electronics, Inc. (Virgin Islands)	109,449
3,516	National Instruments Corp.	113,743

2,896	NAVTEQ Corp.*	$156,760
1,432	Net 1 UEPS Technologies, Inc.*	32,693
1,893	NETGEAR, Inc.*	52,360
165	Netlogic Microsystems, Inc.*	5,029
2,218	Newport Corp.*	28,989
978	Novatel Wireless, Inc.*	21,056
4,712	Nuance Communications, Inc.*	77,654
555	Omnivision Technologies, Inc.*	9,529
1,604	ON Semiconductor Corp.*	18,959
3,740	Openwave Systems, Inc.*	19,672
2,572	Optimal Group, Inc., Class A (Canada)*	17,875
2,966	Orbotech Ltd. (Israel)*	63,917
1,594	OSI Systems, Inc.*	39,467
7,464	Palm, Inc.*	111,363
5,566	Parametric Technology Corp.*	98,129
1,980	Park Electrochemical Corp.	58,707
2,174	Pericom Semiconductor Corp.*	23,218
1,308	Photon Dynamics, Inc.*	14,074
8,050	Photronics, Inc.*	112,861
3,809	Plantronics, Inc.	106,728
6,798	Plexus Corp.*	164,852
7,845	PMC - Sierra, Inc.*	59,779
4,699	Polycom, Inc.*	145,528
17,292	Powerwave Technologies, Inc.*	113,090
2,728	Progress Software Corp.*	82,522
10,465	QLogic Corp.*	139,080
488	Quality Systems, Inc.	18,905
55,403	Quantum Corp.*	156,790
6,855	Quest Software, Inc.*	101,454
1,120	Rackable Systems, Inc.*	13,552
2,942	Rambus, Inc.*	39,746
11,195	RealNetworks, Inc.*	79,708
1,760	Red Hat, Inc.*	36,643
4,363	Renaissance Learning, Inc.	49,389
13,777	RF Micro Devices, Inc.*	95,612
213	Riverbed Technology, Inc.*	9,406
1,039	Rofin-Sinar Technologies, Inc.*	67,608
1,220	Rogers Corp.*	44,091
1,413	Rudolph Technologies, Inc.*	22,113
8,574	S1 Corp.*	62,333
2,204	Saifun Semiconductors Ltd. (Israel)*	26,316
647	Salesforce.com, Inc.*	25,142
5,004	Sapient Corp.*	35,679
3,620	ScanSource, Inc.*	97,125
2,562	SeaChange International, Inc.*	17,883
5,431	Semtech Corp.*	88,254
2,968	Silicon Image, Inc.*	20,242
3,047	Silicon Laboratories, Inc.*	106,127
9,993	Silicon Storage Technology, Inc.*	36,175
1,428	Sina Corp. (Cayman Islands)*	61,433
1,162	Sirf Technology Holdings, Inc.*	27,237
2,204	Skyworks Solutions, Inc.*	17,456
1,063	Sohu.com, Inc.*	34,154
1,022	Sonic Solutions, Inc.*	11,426
4,435	SonicWALL, Inc.*	39,205
3,454	Sonus Networks, Inc.*	23,625

1,032	SPSS, Inc.*	$42,353
3,963	SRA International, Inc., Class A*	94,399
1,603	Standard Microsystems Corp.*	53,524
438	Supertex, Inc.*	15,291
7,661	Sybase, Inc.*	181,719
16,295	Sycamore Networks, Inc.*	67,787
4,151	Sykes Enterprises, Inc.*	69,488
4,185	Symmetricom, Inc.*	31,220
1,211	Synaptics, Inc.*	42,530
2,456	Syntel, Inc.	88,441
9,605	Take-Two Interactive Software, Inc.*	169,336
3,427	Technitrol, Inc.	89,102
6,178	Tekelec*	79,140
5,683	Tektronix, Inc.	186,687
737	Tessera Technologies, Inc.*	30,313
4,106	THQ, Inc.*	118,089
13,103	TIBCO Software, Inc.*	106,527
3,178	TNS, Inc.*	41,536
615	Trident Microsystems, Inc.*	9,354
4,971	Trimble Navigation Ltd.*	164,192
14,777	Triquint Semiconductor, Inc.*	65,314
2,054	Tyler Technologies, Inc.*	24,710
203	Ultimate Software Group, Inc.*	5,507
4,913	United Online, Inc.	69,372
2,974	ValueClick, Inc.*	63,584
3,705	Varian Semiconductor Equipment Associates, Inc.*	174,135
2,567	Veeco Instruments, Inc.*	46,976
1,693	VeriFone Holdings, Inc.*	61,642
2,146	Verigy Ltd. (Singapore)*	52,491
1,327	Viasat, Inc.*	37,992
2,022	Vignette Corp.*	42,543
428	VistaPrint Ltd. (Bermuda)*	14,616
1,578	Websense, Inc.*	31,497
4,512	Wind River Systems, Inc.*	43,135
1,804	Wright Express Corp.*	61,444
1,363	Xyratex Ltd. (Bermuda)*	30,299
4,258	Zebra Technologies Corp., Class A*	154,267
4,231	Zoran Corp.*	79,754
		18,379,844
	Materials—5.6%
6,651	A. Schulman, Inc.	154,436
2,201	AMCOL International Corp.	63,015
1,749	Apex Silver Mines Ltd. (Cayman Islands)*	29,348
6,032	AptarGroup, Inc.	219,565
4,539	Arch Chemicals, Inc.	160,590
8,610	Buckeye Technologies, Inc.*	131,991
9,108	Caraustar Industries, Inc.*	43,901
1,577	Carpenter Technology Corp.	187,174
2,076	Century Aluminum Co.*	106,997
4,013	CF Industries Holdings, Inc.	230,667
2,158	Chaparral Steel Co.	181,358
8,042	Chesapeake Corp.	89,668
2,163	Cleveland-Cliffs, Inc.	149,831
8,884	Coeur d’Alene Mines Corp.*	34,736

4,155	Compass Minerals International, Inc.	$136,450
710	Deltic Timber Corp.	36,913
3,429	Eagle Materials, Inc.	149,950
1,212	Ferro Corp.	27,088
3,132	Florida Rock Industries, Inc.	198,913
9,192	Georgia Gulf Corp.	148,818
4,567	Gibraltar Industries, Inc.	88,189
7,980	Glatfelter	107,171
6,864	H.B. Fuller Co.	189,652
5,729	Headwaters, Inc.*	92,409
3,008	Hecla Mining Co.*	23,613
3,256	Innospec, Inc.	89,638
2,194	Metal Management, Inc.	92,170
2,318	Minerals Technologies, Inc.	149,905
5,528	Myers Industries, Inc.	118,244
234	Neenah Paper, Inc.	9,063
2,459	NewMarket Corp.	114,171
17,358	NL Industries, Inc.	171,150
3,919	OM Group, Inc.*	189,836
27,112	PolyOne Corp.*	203,882
4,511	Quanex Corp.	203,266
5,799	Rock-Tenn Co., Class A	178,145
549	Royal Gold, Inc.	13,549
714	RTI International Metals, Inc.*	56,577
6,169	Ryerson, Inc.	197,963
2,395	Schnitzer Steel Industries, Inc., Class A	129,785
3,827	Schweitzer-Mauduit International, Inc.	87,370
8,047	Sensient Technologies Corp.	204,394
5,118	Spartech Corp.	112,852
3,057	Stepan Co.	84,343
7,907	Stillwater Mining Co.*	71,954
2,036	Symyx Technologies, Inc.*	18,161
10,617	Terra Industries, Inc.*	260,436
2,930	Texas Industries, Inc.	230,913
7,026	Titanium Metals Corp.*	234,810
3,712	Tronox, Inc., Class A	44,136
4,579	Tronox, Inc., Class B	56,322
6,820	W.R. Grace & Co.*	140,833
9,183	Wausau Paper Corp.	102,758
6,911	Westlake Chemical Corp.	172,637
3,911	Wheeling-Pittsburgh Corp.*	77,868
41	Zoltek Cos., Inc.*	1,923
		6,801,497
	Telecommunication Services—2.0%
4,091	Alaska Communications Systems Group, Inc.	58,788
307	Cbeyond, Inc.*	10,859
15,120	Centennial Communications Corp.	154,678
620	Cogent Communications Group, Inc.*	17,782
1,962	CT Communications, Inc.	60,135
21,637	Dobson Communications Corp., Class A*	269,381
4,164	FairPoint Communications, Inc.	64,375
6,445	General Communication, Inc., Class A*	74,182
1,590	Global Crossing Ltd. (Bermuda)*	28,032
2,349	Golden Telecom, Inc.	151,628

3,145	IDT Corp.	$31,041
11,834	IDT Corp., Class B	118,103
930	InPhonic, Inc.*	3,348
4,178	Iowa Telecommunications Services, Inc.	85,900
731	iPCS, Inc.*	23,750
2,926	Leap Wireless International, Inc.*	258,658
2,776	Millicom International Cellular S.A. (Luxembourg)*	222,913
198	NeuStar, Inc., Class A*	5,710
2,152	North Pittsburgh Systems, Inc.	50,120
4,329	NTELOS Holdings Corp.	116,017
7,195	Premiere Global Services, Inc.*	83,750
1,848	SBA Communications Corp., Class A*	61,575
3,091	SureWest Communications	83,426
8,381	Syniverse Holdings, Inc.*	112,724
6,871	Time Warner Telecom, Inc., Class A*	134,328
7,629	USA Mobility, Inc.*	182,104
2,306	Vonage Holdings Corp.*	4,912
		2,468,219
	Utilities—1.3%
2,062	American States Water Co.	76,067
2,511	California Water Service Group	92,907
2,624	Central Vermont Public Service Corp.	89,216
3,714	CH Energy Group, Inc.	164,716
7,843	El Paso Electric Co.*	182,506
5,582	Empire District Electric (The) Co.	121,074
1,277	ITC Holdings Corp.	53,698
5,250	Laclede Group (The), Inc.	155,138
3,679	MGE Energy, Inc.	110,407
4,280	Northwest Natural Gas Co.	178,347
1,075	Ormat Technologies, Inc.	44,559
5,142	Otter Tail Corp.	151,483
1,582	SJW Corp.	45,546
3,932	South Jersey Industries, Inc.	128,852
		1,594,516
	Total Common Stocks (Cost $122,471,194)	119,059,015

	Money Market Fund—0.3%
298,805	Liquid Assets Portfolio Private Class** (Cost $298,805)	298,805

	Total Investments (Cost $122,769,999)(a)—98.5%	119,357,820
	Other assets less liabilities—1.5%	1,827,820
	Net Assets—100.0%	$121,185,640

	*	Non-income producing security.
	**	Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $3,412,179 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,627,861 and aggregate gross unrealized depreciation of $10,040,040.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$114,202,483	94.3%
Bermuda	2,276,800	1.9
Marshall Islands	754,331	0.6
Cayman Islands	644,101	0.5
Israel	242,350	0.2
Singapore	229,253	0.2
Luxembourg	222,913	0.2
Panama	222,279	0.2
Virgin Islands	209,718	0.2
Canada	154,994	0.1
Netherlands	153,944	0.1
Bahamas	44,654	0.0
Total investments	119,357,820	98.5
Other assets less liabilities	1,827,820	1.5
Net Assets	$121,185,640	100.0%

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.4%
	Chemicals—58.2%
6,864	Air Products & Chemicals, Inc.	$592,844
1,924	Airgas, Inc.	89,851
2,096	Albemarle Corp.	84,322
4,622	Ashland, Inc.	282,219
2,624	Cabot Corp.	105,957
9,062	Celanese Corp., Series A	339,825
11,709	Chemtura Corp.	122,125
1,554	Cytec Industries, Inc.	104,102
52,269	Dow Chemical (The) Co.	2,272,657
40,493	E.I. du Pont de Nemours & Co.	1,892,238
5,544	Eastman Chemical Co.	381,538
5,280	Ecolab, Inc.	222,341
1,662	FMC Corp.	148,134
4,832	Hercules, Inc.	100,312
14,977	Huntsman Corp.	381,314
3,024	International Flavors & Fragrances, Inc.	151,533
3,202	Lubrizol Corp.	200,637
11,839	Lyondell Chemical Co.	531,571
8,720	Monsanto Co.	562,004
5,575	Mosaic (The) Co.*	209,397
5,180	Olin Corp.	108,107
8,923	PPG Industries, Inc.	680,557
7,667	Praxair, Inc.	587,446
3,723	Rockwood Holdings, Inc.*	128,779
9,109	Rohm & Haas Co.	514,841
5,878	RPM International, Inc.	138,192
2,847	Sigma-Aldrich Corp.	129,026
3,535	Valhi, Inc.	58,009
4,382	Valspar (The) Corp.	120,899
		11,240,777
	Coal—3.1%
2,813	Arch Coal, Inc.	84,081
3,295	CONSOL Energy, Inc.	137,236
3,360	Foundation Coal Holdings, Inc.	117,096
3,430	Massey Energy Co.	73,231
4,264	Peabody Energy Corp.	180,196
		591,840

	Forest Products & Paper—11.7%
6,021	Bowater, Inc.	$118,132
34,686	International Paper Co.	1,285,810
11,964	Weyerhaeuser Co.	852,315
		2,256,257
	Household Products/Wares—1.4%
4,268	Avery Dennison Corp.	261,799

	Iron/Steel—6.3%
4,336	AK Steel Holding Corp.*	173,310
1,005	Allegheny Technologies, Inc.	105,455
7,087	Nucor Corp.	355,767
2,029	Reliance Steel & Aluminum Co.	106,604
1,985	Steel Dynamics, Inc.	83,231
3,982	United States Steel Corp.	391,390
		1,215,757
	Metal Fabricate/Hardware—1.3%
4,207	Commercial Metals Co.	129,744
5,811	Worthington Industries, Inc.	120,288
		250,032
	Mining—18.4%
42,343	Alcoa, Inc.	1,617,503
8,674	Freeport-McMoRan Copper & Gold, Inc., Class B	815,183
10,315	Newmont Mining Corp.	430,651
5,185	Southern Copper Corp.	584,401
5,947	USEC, Inc.*	99,850
		3,547,588
	Total Common Stocks (Cost $17,937,102)	19,364,050

	Money Market Fund—0.2%
47,301	Liquid Assets Portfolio Private Class** (Cost $47,301)	47,301

	Total Investments
	(Cost $17,984,403)(a)—100.6%	19,411,351
	Liabilities in excess of other assets—(0.6%)	(112,664)
	Net Assets—100.0%	$19,298,687

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,426,948 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,832,172 and aggregate gross unrealized depreciation of $405,224.

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.0%
	Agriculture—13.0%
6,456	Altria Group, Inc.	$429,130
1,917	Archer-Daniels-Midland Co.	64,411
465	Bunge Ltd. (Bermuda)	42,134
479	Carolina Group	36,303
1,084	Reynolds American, Inc.	66,308
161	Universal Corp.	8,889
445	UST, Inc.	23,830
		671,005
	Apparel—2.5%
156	Coach, Inc.*	7,092
632	Hanesbrands, Inc.*	19,598
465	Jones Apparel Group, Inc.	11,606
173	Kellwood Co.	4,436
298	Liz Claiborne, Inc.	10,472
802	NIKE, Inc., Class B	45,273
194	Timberland Co., Class A*	4,611
283	VF Corp.	24,279
		127,367
	Auto Manufacturers—17.8%
52,770	Ford Motor Co.*	449,073
14,478	General Motors Corp.	469,087
		918,160
	Auto Parts & Equipment—5.9%
376	American Axle & Manufacturing Holdings, Inc.	9,099
835	ArvinMeritor, Inc.	16,558
309	Autoliv, Inc.	17,282
148	BorgWarner, Inc.	12,795
570	Cooper Tire & Rubber Co.	13,104
1,353	Goodyear Tire & Rubber (The) Co.*	38,858
569	Johnson Controls, Inc.	64,383
830	Lear Corp.*	27,871
383	Tenneco, Inc.*	13,520
2,199	TRW Automotive Holdings Corp.*	72,282
2,839	Visteon Corp.*	18,226
		303,978
	Beverages—12.3%
1,705	Anheuser-Busch Cos., Inc.	83,153
61	Brown-Forman Corp., Class A	4,290
133	Brown-Forman Corp., Class B	8,837

4,484	Coca-Cola (The) Co.	$233,660
2,477	Coca-Cola Enterprises, Inc.	56,129
657	Constellation Brands, Inc., Class A*	14,408
255	Molson Coors Brewing Co., Class B	22,680
817	Pepsi Bottling Group, Inc.	27,337
514	PepsiAmericas, Inc.	14,222
2,550	PepsiCo, Inc.	167,331
		632,047
	Cosmetics/Personal Care—7.3%
453	Alberto-Culver Co.	10,655
775	Avon Products, Inc.	27,908
806	Colgate-Palmolive Co.	53,196
434	Estee Lauder (The) Cos., Inc., Class A	19,539
4,234	Procter & Gamble Co.	261,914
		373,212
	Distribution/Wholesale—0.6%
616	Genuine Parts Co.	29,309

	Electrical Components & Equipment—0.2%
97	Energizer Holdings, Inc.*	9,787

	Electronics—0.2%
114	Garmin Ltd. (Cayman Islands)	9,565

	Food—27.5%
821	Campbell Soup Co.	30,237
420	Chiquita Brands International, Inc.*	7,375
2,742	ConAgra Foods, Inc.	69,510
233	Corn Products International, Inc.	10,396
550	Dean Foods Co.	15,824
814	Del Monte Foods Co.	9,442
441	Fresh Del Monte Produce, Inc. (Cayman Islands)	11,312
978	General Mills, Inc.	54,396
1,084	H.J. Heinz Co.	47,436
430	Hershey (The) Co.	19,823
374	Hormel Foods Corp.	12,873
148	J.M. Smucker (The) Co.	8,260
1,004	Kellogg Co.	52,017
26,665	Kraft Foods, Inc., Class A	873,280
262	McCormick & Co., Inc.	8,950
266	Pilgrim’s Pride Corp.	8,959
4,075	Sara Lee Corp.	64,589
3	Seaboard Corp.	6,000
833	Smithfield Foods, Inc.*	25,873
2,549	Tyson Foods, Inc., Class A	54,294
458	Wm. Wrigley Jr. Co.	26,417
		1,417,263
	Hand/Machine Tools—0.7%
181	Black & Decker Corp.	15,669
173	Snap-On, Inc.	9,053

246	Stanley Works (The)	$13,611
		38,333
	Home Builders—3.0%
229	Beazer Homes USA, Inc.	3,204
558	Centex Corp.	20,819
1,213	DR Horton, Inc.	19,796
440	Hovnanian Enterprises, Inc., Class A*	5,826
370	KB Home	11,770
643	Lennar Corp., Class A	19,714
230	MDC Holdings, Inc.	10,580
164	Meritage Homes Corp.*	3,198
21	NVR, Inc.*	12,148
1,060	Pulte Homes, Inc.	20,500
213	Ryland Group, Inc.	7,082
351	Standard-Pacific Corp.	5,198
598	Toll Brothers, Inc.*	13,114
355	WCI Communities, Inc.*	3,135
		156,084
	Home Furnishings—1.0%
389	Furniture Brands International, Inc.	4,287
66	Harman International Industries, Inc.	7,656
392	La-Z-Boy, Inc.	3,924
347	Whirlpool Corp.	35,432
		51,299
	Household Products/Wares—2.5%
441	ACCO Brands Corp.*	9,120
333	Clorox Co.	20,133
1,250	Kimberly-Clark Corp.	84,088
125	Scotts Miracle-Gro (The) Co., Class A	5,124
601	Spectrum Brands, Inc.*	2,638
248	Tupperware Brands Corp.	6,450
		127,553
	Housewares—0.5%
948	Newell Rubbermaid, Inc.	25,075

	Leisure Time—0.7%
422	Brunswick Corp.	11,799
367	Harley-Davidson, Inc.	21,037
109	Polaris Industries, Inc.	5,380
		38,216
	Machinery-Diversified—0.1%
227	Briggs & Stratton Corp.	6,438

	Miscellaneous Manufacturing—1.4%
2,125	Eastman Kodak Co.	53,656

761	Leggett & Platt, Inc.	$15,776
		69,432
	Office Furnishings—0.3%
128	HNI Corp.	5,226
503	Steelcase, Inc., Class A	8,757
		13,983
	Pharmaceuticals—0.1%
109	NBTY, Inc.*	4,746

	Software—0.4%
309	Activision, Inc.*	5,287
325	Electronic Arts, Inc.*	15,808
		21,095
	Textiles—0.4%
235	Mohawk Industries, Inc.*	21,152

	Toys/Games/Hobbies—0.6%
394	Hasbro, Inc.	11,040
882	Mattel, Inc.	20,207
		31,247
	Total Common Stocks (Cost $4,994,495)	5,096,346

	Money Market Fund—1.9%
97,980	Liquid Assets Portfolio Private Class** (Cost $97,980)	97,980

	Total Investments (Cost $5,092,475)(a)—100.9%	5,194,326
	Liabilities in excess of other assets—(0.9%)	(46,905)
	Net Assets—100.0%	$5,147,421

* Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $101,851 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $320,827 and aggregate gross unrealized depreciation of $218,976.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$5,131,315	99.7%
Bermuda	42,134	0.8
Cayman Islands	20,877	0.4
Total investments	5,194,326	100.9
Liabilities in excess of other assets	(46,905)	(0.9)
Net Assets	$5,147,421	100.0%

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.6%
	Advertising—1.5%
1,015	Clear Channel Outdoor Holdings, Inc., Class A*	$27,862
235	Getty Images, Inc.*	10,559
3,148	Interpublic Group of Cos., Inc.*	33,023
307	Lamar Advertising Co., Class A*	18,276
1,430	Omnicom Group, Inc.	74,173
		163,893
	Airlines—1.4%
414	Alaska Air Group, Inc.*	9,659
1,732	AMR Corp.*	42,746
1,111	Continental Airlines, Inc., Class B*	35,008
3,966	Southwest Airlines Co.	62,107
		149,520
	Apparel—0.2%
233	Polo Ralph Lauren Corp.	20,819

	Commercial Services—5.0%
380	Apollo Group, Inc., Class A*	22,462
7,160	Avis Budget Group, Inc.*	183,797
516	Career Education Corp.*	15,315
370	Dollar Thrifty Automotive Group*	13,660
2,359	H&R Block, Inc.	47,062
651	Live Nation, Inc.*	12,929
3,420	McKesson Corp.	197,539
1,007	Rent-A-Center, Inc.*	19,546
1,601	Service Corp. International	19,404
		531,714
	Entertainment—1.3%
767	International Game Technology	27,090
4,474	Regal Entertainment Group, Class A	95,699
2,377	Six Flags, Inc.*	9,056
838	Warner Music Group Corp.	10,383
		142,228
	Food—7.2%
1,025	Great Atlantic & Pacific Tea Co.	29,879
10,578	Kroger (The) Co.	274,604
468	Nash Finch Co.	18,846
1,511	Pathmark Stores, Inc.*	18,706

808	Performance Food Group Co.*	$23,157
514	Ruddick Corp.	14,289
4,340	Safeway, Inc.	138,316
2,319	SUPERVALU, Inc.	96,633
4,002	Sysco Corp.	127,584
315	Weis Markets, Inc.	12,380
422	Whole Foods Market, Inc.	15,631
		770,025
	Household Products/Wares—0.2%
669	American Greetings Corp., Class A	16,544

	Internet—3.2%
681	Amazon.com, Inc.*	53,486
2,487	eBay, Inc.*	80,579
1,836	Expedia, Inc.*	48,856
2,001	IAC/InterActiveCorp*	57,509
4,585	Liberty Media Corp. - Interactive, Class A*	96,055
		336,485
	Leisure Time—2.0%
3,528	Carnival Corp. (Panama)	156,326
1,489	Royal Caribbean Cruises Ltd. (Liberia)	57,371
		213,697
	Lodging—3.2%
329	Boyd Gaming Corp.	14,509
757	Harrah’s Entertainment, Inc.	64,109
1,149	Hilton Hotels Corp.	50,797
167	Las Vegas Sands Corp.*	14,571
844	Marriott International, Inc., Class A	35,068
850	MGM MIRAGE*	62,144
1,005	Starwood Hotels & Resorts Worldwide, Inc.	63,275
145	Station Casinos, Inc.	12,547
844	Wyndham Worldwide Corp.*	28,401
		345,421
	Media—25.4%
1,119	Belo Corp., Class A	20,030
932	Cablevision Systems Corp., Class A	33,170
7,645	CBS Corp., Class B	242,499
8,470	Charter Communications, Inc., Class A*	34,388
335	Citadel Broadcasting Corp.	1,682
2,939	Clear Channel Communications, Inc.	108,449
10,251	Comcast Corp., Class A*	269,294
5,143	Comcast Corp., Class A*	134,592
3,450	DIRECTV Group (The), Inc.*	77,315
1,617	Discovery Holding Co., Class A*	38,355
514	Dow Jones & Co., Inc.	29,493
993	EchoStar Communications Corp., Class A*	41,994
615	EW Scripps Co., Class A	25,197
1,858	Gannett Co., Inc.	92,714

615	Hearst-Argyle Television, Inc.	$12,915
3,215	Idearc, Inc.*	111,593
968	Liberty Global, Inc., Class A*	40,588
1,007	Liberty Global, Inc., Series C*	40,119
221	Liberty Media Corp. - Capital, Series A*	25,293
458	McClatchy Co., Class A	11,184
1,115	McGraw-Hill (The) Cos., Inc.	67,458
203	Meredith Corp.	11,467
1,402	New York Times (The) Co., Class A	32,050
6,893	News Corp., Class A	145,580
3,136	News Corp., Class B	71,062
508	Scholastic Corp.*	16,347
4,360	Sun-Times Media Group, Inc., Class A	18,268
26,436	Time Warner, Inc.	509,158
1,724	Tribune Co.	48,203
2,829	Viacom, Inc., Class B*	108,351
8,261	Walt Disney (The) Co.	272,613
44	Washington Post (The) Co., Class B	34,793
		2,726,214
	Pharmaceuticals—3.1%
2,437	AmerisourceBergen Corp.	114,807
3,010	Cardinal Health, Inc.	197,847
685	Omnicare, Inc.	22,715
		335,369
	Retail—45.4%
235	Abercrombie & Fitch Co., Class A	16,427
649	Advance Auto Parts, Inc.	22,566
476	American Eagle Outfitters, Inc.	11,548
402	AnnTaylor Stores Corp.*	12,631
948	Asbury Automotive Group, Inc.	20,970
4,798	AutoNation, Inc.*	93,465
321	AutoZone, Inc.*	40,706
607	Barnes & Noble, Inc.	20,365
898	Bed Bath & Beyond, Inc.*	31,107
2,136	Best Buy Co., Inc.	95,244
948	Big Lots, Inc.*	24,515
1,027	BJ’s Wholesale Club, Inc.*	34,877
5,386	Blockbuster, Inc., Class A*	23,106
3,241	Blockbuster, Inc., Class B*	12,737
834	Borders Group, Inc.	13,644
697	Brinker International, Inc.	18,777
581	Burger King Holdings, Inc.	14,112
593	CarMax, Inc.*	14,190
291	CBRL Group, Inc.	11,183
1,272	Charming Shoppes, Inc.*	12,567
2,011	Circuit City Stores, Inc.	23,931
3,040	Costco Wholesale Corp.	181,792
649	Darden Restaurants, Inc.	27,628
1,089	Dillard’s, Inc., Class A	32,550
603	Dollar Tree Stores, Inc.*	23,071
1,047	Family Dollar Stores, Inc.	31,012
1,354	Foot Locker, Inc.	25,130

579	GameStop Corp., Class A*	$23,363
5,356	Gap (The), Inc.	92,123
486	Group 1 Automotive, Inc.	18,235
11,398	Home Depot, Inc.	423,663
1,426	J. C. Penney Co., Inc.	97,025
193	Jack in the Box, Inc.*	12,350
1,356	Kohl’s Corp.*	82,445
416	Longs Drug Stores Corp.	20,118
6,425	Lowe’s Cos., Inc.	179,964
3,160	Ltd Brands, Inc.	76,314
2,620	Macy’s, Inc.	94,503
5,306	McDonald’s Corp.	253,998
796	Nordstrom, Inc.	37,874
2,128	Office Depot, Inc.*	53,115
804	OfficeMax, Inc.	26,436
460	O’Reilly Automotive, Inc.*	15,323
317	Pantry (The), Inc.*	11,044
550	Payless Shoesource, Inc.*	14,641
1,384	Penske Auto Group, Inc.	26,960
790	PEP Boys-Manny Moe & Jack	13,375
548	PetSmart, Inc.	17,717
1,937	Pier 1 Imports, Inc.*	12,629
1,115	RadioShack Corp.	28,020
11,311	Rite Aid Corp.*	62,324
657	Ross Stores, Inc.	19,007
1,947	Saks, Inc.	36,039
1,806	Sally Beauty Holdings, Inc.*	14,502
1,009	Sears Holdings Corp.*	138,021
884	Sonic Automotive, Inc., Class A	24,222
2,805	Staples, Inc.	64,571
1,282	Starbucks Corp.*	34,204
518	Talbots (The), Inc.	11,909
4,488	Target Corp.	271,838
510	Tiffany & Co.	24,608
400	Tim Hortons, Inc.	12,348
2,570	TJX Cos., Inc.	71,318
3,817	Walgreen Co.	168,635
27,629	Wal-Mart Stores, Inc.	1,269,552
846	Wendy’s International, Inc.	29,635
653	Williams-Sonoma, Inc.	20,106
1,832	Yum! Brands, Inc.	58,697
655	Zale Corp.*	13,906
		4,866,528
	Software—0.1%
147	Dun & Bradstreet (The) Corp.	14,371

	Transportation—0.2%
705	Laidlaw International, Inc.	23,970

	Trucking & Leasing—0.2%
227	AMERCO, Inc.*	14,494

	Total Common Stocks (Cost $10,512,658)	$10,671,292

	Money Market Fund—0.3%
33,332	Liquid Assets Portfolio Private Class** (Cost $33,332)	33,332

	Total Investments (Cost $10,545,990)(a)—99.9%	10,704,624
	Other assets less liabilities —0.1%	14,002
	Net Assets—100.0%	$10,718,626

* Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $158,634 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $364,051 and aggregate gross unrealized depreciation of $205,417.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$10,490,927	97.9%
Panama	156,326	1.5
Liberia	57,371	0.5
Total investments	10,704,624	99.9
Other assets less liabilities	14,002	0.1
Net Assets	$10,718,626	100.0%

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

July 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Electric—1.6%
25,369	Dynegy, Inc., Class A*	$226,038
2,855	OGE Energy Corp.	94,643
		320,681
	Oil & Gas—83.2%
10,942	Anadarko Petroleum Corp.	550,711
5,584	Apache Corp.	451,411
5,377	Chesapeake Energy Corp.	183,033
37,706	Chevron Corp.	3,214,814
2,139	Cimarex Energy Co.	80,961
2,046	CNX Gas Corp.*	54,690
25,965	ConocoPhillips	2,099,011
7,762	Devon Energy Corp.	579,123
914	Diamond Offshore Drilling, Inc.	94,307
1,271	ENSCO International, Inc.	77,620
2,383	EOG Resources, Inc.	167,048
48,654	Exxon Mobil Corp.	4,141,914
3,096	Forest Oil Corp.*	125,295
1,296	Frontier Oil Corp.	50,194
2,070	GlobalSantaFe Corp. (Cayman Islands)	148,440
7,894	Hess Corp.	483,113
15,385	Marathon Oil Corp.	849,252
3,439	Murphy Oil Corp.	213,356
4,241	Nabors Industries Ltd. (Bermuda)*	124,007
2,641	Newfield Exploration Co.*	126,900
978	Noble Corp. (Cayman Islands)	100,206
1,532	Noble Energy, Inc.	93,666
14,100	Occidental Petroleum Corp.	799,752
2,050	Patterson-UTI Energy, Inc.	46,945
2,316	Pioneer Natural Resources Co.	105,378
1,609	Pogo Producing Co.	85,695
3,075	Pride International, Inc.*	107,779
1,375	Rowan Cos., Inc.	58,011
1,011	Southwestern Energy Co.*	41,077
1,570	Stone Energy Corp.*	51,025
4,103	Sunoco, Inc.	273,752
3,028	Tesoro Corp.	150,794
2,187	Transocean, Inc. (Cayman Islands)*	234,993
10,932	Valero Energy Corp.	732,553
2,677	XTO Energy, Inc.	145,977
		16,842,803
	Oil & Gas Services—12.6%
3,461	Baker Hughes, Inc.	273,592
3,089	BJ Services Co.	80,777

1,113	Cameron International Corp.*	$86,814
2,279	Dresser-Rand Group, Inc.*	84,551
735	FMC Technologies, Inc.*	67,267
910	Grant Prideco, Inc.*	51,051
11,109	Halliburton Co.	400,146
2,008	Hanover Compressor Co.*	47,851
1,620	National Oilwell Varco, Inc.*	194,578
8,646	Schlumberger Ltd. (Netherlands)	818,949
391	SEACOR Holdings, Inc.*	34,103
1,893	Smith International, Inc.	116,249
878	Tidewater, Inc.	60,073
4,324	Weatherford International Ltd. (Bermuda)*	239,247
		2,555,248
	Pipelines—2.3%
28,186	El Paso Corp.	469,297

	Total Common Stocks (Cost $18,564,839)	20,188,029

	Money Market Fund—0.1%
13,032	Liquid Assets Portfolio Private Class** (Cost $13,032)	13,032

	Total Investments (Cost $18,577,871)(a)—99.8%	20,201,061
	Other assets less liabilities—0.2%	32,987
	Net Assets—100.0%	$20,234,048

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $1,623,190 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,710,096 and aggregate gross unrealized depreciation of $86,906.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$18,535,219	91.6%
Netherlands	818,949	4.0
Cayman Islands	483,639	2.4
Bermuda	363,254	1.8
Total investments	20,201,061	99.8
Other assets less liabilities	32,987	0.2
Net Assets	$20,234,048	100.0%

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

July 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks —99.6%
	Banks—28.2%
674	Associated Banc-Corp	$19,371
492	BancorpSouth, Inc.	11,488
22,675	Bank of America Corp.	1,075,248
239	Bank of Hawaii Corp.	11,477
4,394	Bank of New York Mellon Corp.	186,965
3,209	BB&T Corp.	120,081
215	BOK Financial Corp.	10,754
1,281	Capital One Financial Corp.	90,644
213	City National Corp.	15,078
699	Colonial BancGroup (The), Inc.	15,245
1,145	Comerica, Inc.	60,296
578	Commerce Bancorp, Inc.	19,334
299	Commerce Bancshares, Inc.	13,291
462	Compass Bancshares, Inc.	32,007
233	Cullen/Frost Bankers, Inc.	11,573
3,306	Fifth Third Bancorp	121,958
873	First Horizon National Corp.	27,692
705	FirstMerit Corp.	12,923
1,367	Fremont General Corp.	7,888
935	Fulton Financial Corp.	12,361
2,199	Huntington Bancshares, Inc.	42,221
2,604	KeyCorp	90,333
407	M&T Bank Corp.	43,260
1,016	Marshall & Ilsley Corp.	41,869
4,181	National City Corp.	122,880
701	Northern Trust Corp.	43,784
1,797	PNC Financial Services Group, Inc.	119,770
2,111	Popular, Inc.	27,844
2,514	Regions Financial Corp.	75,596
383	South Financial Group (The), Inc.	8,257
998	State Street Corp.	66,896
1,821	SunTrust Banks, Inc.	142,584
1,277	Synovus Financial Corp.	35,705
719	TCF Financial Corp.	17,680
336	Trustmark Corp.	8,410
786	UnionBanCal Corp.	43,434
9,068	US Bancorp	271,587
632	Valley National Bancorp	13,379
8,468	Wachovia Corp.	399,774
291	Webster Financial Corp.	12,647
16,153	Wells Fargo & Co.	545,486
342	Whitney Holding Corp.	8,547
333	Wilmington Trust Corp.	12,967
410	Zions Bancorp	30,566
		4,101,150

	Commercial Services—0.2%
360	Equifax, Inc.	$14,566
245	Moody’s Corp.	13,181
		27,747
	Diversified Financial Services—29.9%
317	AG Edwards, Inc.	25,633
3,327	American Express Co.	194,763
782	AmeriCredit Corp.*	15,906
1,088	Ameriprise Financial, Inc.	65,574
557	Bear Stearns (The) Cos., Inc.	67,520
2,460	Charles Schwab (The) Corp.	49,520
1,139	CIT Group, Inc.	46,904
28,785	Citigroup, Inc.	1,340,516
23	CME Group, Inc.	12,708
3,920	Countrywide Financial Corp.	110,426
2,439	Discover Financial Services*	56,219
5,702	Doral Financial Corp.*	6,557
1,307	E*Trade Financial Corp.*	24,206
315	Federated Investors, Inc., Class B	11,343
456	Franklin Resources, Inc.	58,081
4,689	Freddie Mac	268,539
2,766	Friedman Billings Ramsey Group, Inc., Class A	13,609
1,278	Goldman Sachs Group (The), Inc.	240,699
455	IndyMac Bancorp, Inc.	10,010
719	Janus Capital Group, Inc.	21,613
393	Jefferies Group, Inc.	10,324
16,904	JPMorgan Chase & Co.	743,944
525	Lazard Ltd., Class A (Bermuda)	19,441
207	Legg Mason, Inc.	18,630
2,028	Lehman Brothers Holdings, Inc.	125,736
3,597	Merrill Lynch & Co., Inc.	266,897
4,880	Morgan Stanley	311,685
200	Nuveen Investments, Inc., Class A	12,228
434	NYSE Euronext, Inc.*	33,427
404	Raymond James Financial, Inc.	12,391
1,524	SLM Corp.	74,935
95	Student Loan Corp.	17,669
512	T. Rowe Price Group, Inc.	26,691
818	TD Ameritrade Holding Corp.*	13,865
1,050	Thornburg Mortgage, Inc.	26,691
		4,354,900
	Forest Products & Paper—0.3%
1,095	Plum Creek Timber Co., Inc.	42,552

	Insurance—30.0%
1,607	ACE Ltd. (Cayman Islands)	92,756
1,613	AFLAC, Inc.	84,070
29	Alleghany Corp.*	12,180
459	Allied World Assurance Holdings Ltd. (Bermuda)	21,780
3,636	Allstate (The) Corp.	193,253
392	AMBAC Financial Group, Inc.	26,323
675	American Financial Group, Inc.	18,961

11,015	American International Group, Inc.	$706,942
213	American National Insurance	31,850
1,733	AON Corp.	69,389
299	Arch Capital Group Ltd. (Bermuda)*	20,828
471	Arthur J. Gallagher & Co.	12,990
353	Aspen Insurance Holdings Ltd. (Bermuda)	8,631
611	Assurant, Inc.	30,990
597	Axis Capital Holdings Ltd. (Bermuda)	21,999
213	Berkshire Hathaway, Inc., Class B*	767,651
1,971	Chubb Corp.	99,358
893	Cincinnati Financial Corp.	35,006
1,365	CNA Financial Corp.	56,675
483	Commerce Group, Inc.	13,877
2,019	Conseco, Inc.*	36,726
326	Endurance Specialty Holdings Ltd. (Bermuda)	12,192
275	Erie Indemnity Co., Class A	14,201
263	Everest Re Group Ltd. (Bermuda)	25,840
1,245	Fidelity National Title Group, Inc.	26,008
710	First American Corp.	32,866
4,962	Genworth Financial, Inc., Class A	151,440
333	Hanover Insurance Group (The), Inc.	14,615
1,481	Hartford Financial Services Group (The), Inc.	136,059
383	HCC Insurance Holdings, Inc.	11,214
203	LandAmerica Financial Group, Inc.	15,548
884	Lincoln National Corp.	53,323
1,875	Loews Corp.	88,875
30	Markel Corp.*	13,965
4,271	Marsh & McLennan Cos., Inc.	117,666
782	MBIA, Inc.	43,870
368	Mercury General Corp.	19,055
3,434	MetLife, Inc.	206,795
468	MGIC Investment Corp.	18,093
920	Montpelier Re Holdings Ltd. (Bermuda)	14,582
722	Nationwide Financial Services, Class A	41,089
314	Odyssey Re Holdings Corp.	11,053
342	Ohio Casualty Corp.	14,846
1,883	Old Republic International Corp.	34,572
351	PartnerRe Ltd. (Bermuda)	24,932
938	Phoenix (The) Cos., Inc.	12,935
452	PMI Group (The), Inc.	15,400
968	Principal Financial Group, Inc.	54,586
2,735	Progressive (The) Corp.	57,380
425	Protective Life Corp.	18,284
2,006	Prudential Financial, Inc.	177,792
372	Radian Group, Inc.	12,540
330	Reinsurance Group of America, Inc.	17,592
294	RenaissanceRe Holdings Ltd. (Bermuda)	16,905
674	Safeco Corp.	39,409
281	Stancorp Financial Group, Inc.	13,196
464	Torchmark Corp.	28,555
296	Transatlantic Holdings, Inc.	21,652
2,871	Travelers (The) Cos., Inc.	145,789
564	Unitrin, Inc.	23,902
2,972	UnumProvident Corp.	72,220
21	Wesco Financial Corp.	8,325
44	White Mountains Insurance Group Ltd. (Bermuda)	24,178

476	Willis Group Holdings Ltd. (Bermuda)	$19,321
714	WR Berkley Corp.	21,006
926	XL Capital Ltd., Class A (Cayman Islands)	72,098
		4,377,999
	Investment Companies—0.5%
1,164	Allied Capital Corp.	32,965
698	American Capital Strategies Ltd.	26,503
479	Tri-Continental Corp.	11,539
		71,007
	Real Estate—0.1%
354	CB Richard Ellis Group, Inc., Class A*	12,362
300	W.P. Carey & Co. LLC	9,318
		21,680
	REITS—7.3%
444	AMB Property Corp.	23,656
899	American Financial Realty Trust	7,884
434	American Home Mortgage Investment Corp.	451
2,169	Annaly Capital Management, Inc.	31,342
597	Apartment Investment & Management Co., Class A	25,223
998	Archstone-Smith Trust	57,295
236	AvalonBay Communities, Inc.	25,481
467	Boston Properties, Inc.	44,127
305	Brandywine Realty Trust	7,357
203	BRE Properties, Inc., Class A	10,258
254	Camden Property Trust	13,960
333	CBL & Associates Properties, Inc.	10,619
276	Colonial Properties Trust	9,547
288	Cousins Properties, Inc.	7,404
1,224	Crescent Real Estate EQT Co.	27,638
429	Developers Diversified Realty Corp.	20,592
882	Duke Realty Corp.	28,833
182	Equity Lifestyle Properties, Inc.	8,256
374	Equity One, Inc.	8,632
1,422	Equity Residential	56,610
74	Essex Property Trust, Inc.	7,961
162	Federal Realty Investment Trust	12,173
368	First Industrial Realty Trust, Inc.	14,245
594	General Growth Properties, Inc.	28,500
372	Glimcher Realty Trust	7,909
749	Health Care Property Investors, Inc.	20,403
399	Health Care REIT, Inc.	14,647
387	Healthcare Realty Trust, Inc.	8,986
402	Highwoods Properties, Inc.	13,077
251	Home Properties, Inc.	11,621
639	Hospitality Properties Trust	24,512
1,004	Host Hotels & Resorts, Inc.	21,204
1,733	HRPT Properties Trust	16,204
2,547	IMPAC Mortgage Holdings, Inc.	6,520
822	iStar Financial, Inc.	29,863
672	Kimco Realty Corp.	25,086

572	Liberty Property Trust	$21,456
206	Macerich (The) Co.	15,069
555	Mack-Cali Realty Corp.	21,423
398	Nationwide Health Properties, Inc.	9,484
386	Newcastle Investment Corp.	6,952
395	NovaStar Financial, Inc.	3,810
225	Pennsylvania Real Estate Investment Trust	8,762
276	Post Properties, Inc.	12,155
236	Potlatch Corp.	10,311
725	Prologis	41,253
372	Public Storage, Inc.	26,073
383	Rayonier, Inc.	16,216
471	Realty Income Corp.	11,054
303	Redwood Trust, Inc.	8,726
231	Regency Centers Corp.	14,985
488	Senior Housing Properties Trust	8,433
351	Simon Property Group, Inc.	30,372
81	SL Green Realty Corp.	9,835
614	Strategic Hotels & Resorts, Inc.	13,066
602	United Dominion Realty Trust, Inc.	13,900
339	Ventas, Inc.	11,058
489	Vornado Realty Trust	52,338
383	Weingarten Realty Investors	14,022
		1,068,829
	Savings & Loans—2.8%
623	Astoria Financial Corp.	14,672
147	Downey Financial Corp.	7,819
2,093	Hudson City Bancorp, Inc.	25,576
2,012	New York Community Bancorp, Inc.	32,655
1,046	People’s United Financial, Inc.	16,862
1,443	Sovereign Bancorp, Inc.	27,619
558	Washington Federal, Inc.	12,572
7,047	Washington Mutual, Inc.	264,473
		402,248
	Software—0.3%
203	Mastercard, Inc., Class A	32,642
320	MoneyGram International, Inc.	8,189
		40,831
	Total Common Stocks (Cost $15,709,462)	14,508,943

	Money Market Fund—0.1%
17,398	Liquid Assets Portfolio Private Class ** (Cost $17,398)	17,398

	Total Investments (Cost $15,726,860)(a)—99.7%	14,526,341
	Other assets less liabilities—0.3%	42,424
	Net Assets—100.0%	$14,568,765

* Non-income producing security.
**Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal Income tax purposes.  At July 31, 2007, net unrealized  depreciation was $1,200,519 based on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $77,035 and aggregate gross unrealized depreciation of $1,277,554.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,130,858	97.0%
Bermuda	230,629	1.6
Cayman Islands	164,854	1.1
Total investments	14,526,341	99.7
Other assets less liabilities	42,424	0.3
Net Assets	$14,568,765	100.0%

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.3%
	Biotechnology—5.4%
6,860	Amgen, Inc.*	$368,656
2,273	Biogen Idec, Inc.*	128,515
726	Charles River Laboratories International, Inc.*	37,157
2,073	Genentech, Inc.*	154,190
1,530	Genzyme Corp.*	96,497
587	Invitrogen Corp.*	42,147
		827,162
	Distribution/Wholesale—0.2%
1,017	Owens & Minor, Inc.	39,104

	Electronics—0.7%
1,344	Applera Corp. - Applied Biosystems Group	41,960
1,373	Thermo Fisher Scientific, Inc.*	71,684
		113,644
	Healthcare-Products—21.1%
647	Advanced Medical Optics, Inc.*	19,559
1,344	Alcon, Inc. (Switzerland)	183,456
813	Bausch & Lomb, Inc.	51,975
4,696	Baxter International, Inc.	247,010
642	Beckman Coulter, Inc.	45,466
1,586	Becton Dickinson & Co.	121,107
1,056	Biomet, Inc.	48,080
8,424	Boston Scientific Corp.*	110,776
551	CR Bard, Inc.	43,237
579	Dade Behring Holdings, Inc.	43,338
1,026	Dentsply International, Inc.	37,439
933	Henry Schein, Inc.*	50,699
783	Hillenbrand Industries, Inc.	49,360
25,905	Johnson & Johnson	1,567,252
6,077	Medtronic, Inc.	307,921
978	Patterson Cos., Inc.*	35,081
1,730	St. Jude Medical, Inc.*	74,632
1,362	Stryker Corp.	85,030
525	Varian Medical Systems, Inc.*	21,420
1,184	Zimmer Holdings, Inc.*	92,068
		3,234,906
	Healthcare-Services—13.4%
5,248	Aetna, Inc.	252,271
860	Apria Healthcare Group, Inc.*	22,549
1,511	Community Health Systems, Inc.*	58,778

1,422	Coventry Health Care, Inc.*	$79,362
861	DaVita, Inc.*	45,581
2,855	Health Management Associates, Inc., Class A	23,011
2,001	Health Net, Inc.*	99,130
2,126	Humana, Inc.*	136,255
1,292	Kindred Healthcare, Inc.*	34,600
815	Laboratory Corp. of America Holdings*	60,188
840	LifePoint Hospitals, Inc.*	24,822
918	Lincare Holdings, Inc.*	32,763
690	Magellan Health Services, Inc.*	28,856
755	Manor Care, Inc.	47,829
1,626	Quest Diagnostics, Inc.	90,194
22,969	Tenet Healthcare Corp.*	118,979
8,199	UnitedHealth Group, Inc.	397,078
788	Universal Health Services, Inc., Class B	41,323
6,196	WellPoint, Inc.*	465,444
		2,059,013
	Insurance—1.5%
4,394	CIGNA Corp.	226,906

	Pharmaceuticals—53.3%
14,064	Abbott Laboratories	712,904
924	Allergan, Inc.	53,712
660	Barr Pharmaceuticals, Inc.*	33,805
34,551	Bristol-Myers Squibb Co.	981,594
12,215	Eli Lilly & Co.	660,709
3,405	Express Scripts, Inc.*	170,693
1,602	Forest Laboratories, Inc.*	64,400
1,692	Gilead Sciences, Inc.*	62,993
1,451	Hospira, Inc.*	56,110
3,024	King Pharmaceuticals, Inc.*	51,438
5,188	Medco Health Solutions, Inc.*	421,629
32,619	Merck & Co., Inc.	1,619,533
2,177	Mylan Laboratories, Inc.	34,897
93,621	Pfizer, Inc.	2,201,031
13,301	Schering-Plough Corp.	379,611
1,956	Watson Pharmaceuticals, Inc.*	59,502
12,995	Wyeth	630,517
		8,195,078
	Retail—3.7%
16,127	CVS Caremark Corp.	567,509

	Total Common Stocks (Cost $15,629,016)	15,263,322

	Money Market Fund—0.5%
78,585	Liquid Assets Portfolio Private Class** (Cost $78,585)	78,585

	Total Investments (Cost $15,707,601)(a)—99.8%	15,341,907
	Other assets less liabilities—0.2%	23,797
	Net Assets—100.0%	$15,365,704

*	Non-income producing security.
**	Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $365,694 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $404,212 and aggregate gross unrealized depreciation of $769,906.

COUNTRY BREAKDOWN

July 31, 2007  (Unaudited)

	Value	Net Assets
United States	$15,158,451	98.6%
Switzerland	183,456	1.2
Total investments	15,341,907	99.8
Other assets less liabilities	23,797	0.2
Net Assets	$15,365,704	100.0%

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—13.8%
844	Alliant Techsystems, Inc.*	$83,649
15,874	Boeing Co.	1,641,847
7,590	General Dynamics Corp.	596,270
3,430	Goodrich Corp.	215,781
2,224	L-3 Communications Holdings, Inc.	216,973
8,075	Lockheed Martin Corp.	795,226
11,558	Northrop Grumman Corp.	879,564
12,740	Raytheon Co.	705,286
1,707	Rockwell Collins, Inc.	117,271
366	Sequa Corp., Class A*	60,427
79	Sequa Corp., Class B	13,035
19,208	United Technologies Corp.	1,401,608
		6,726,937
	Auto Manufacturers—1.1%
979	Oshkosh Truck Corp.	56,048
5,620	Paccar, Inc.	459,828
		515,876
	Building Materials—1.8%
3,583	American Standard Cos., Inc.	193,661
3,515	Builders FirstSource, Inc.*	51,530
2,064	Lennox International, Inc.	79,051
592	Martin Marietta Materials, Inc.	81,104
14,530	Masco Corp.	395,361
1,456	USG Corp.*	60,439
		861,146
	Chemicals—0.4%
2,784	Sherwin-Williams (The) Co.	194,017

	Commercial Services—4.7%
12,015	Accenture Ltd., Class A (Bermuda)	506,193
925	Alliance Data Systems Corp.*	71,040
1,467	ChoicePoint, Inc.*	56,832
4,078	Convergys Corp.*	77,686
2,158	Corrections Corp. of America*	62,258
2,784	Deluxe Corp.	105,124
2,890	Hewitt Associates, Inc., Class A*	86,469
3,359	Iron Mountain, Inc.*	89,988
3,237	Kelly Services, Inc., Class A	80,439
2,797	Manpower, Inc.	221,103
1,032	Monster Worldwide, Inc.*	40,134
5,432	PHH Corp.*	158,288
2,263	Quanta Services, Inc.*	64,337

1,676	Robert Half International, Inc.	$56,967
7,432	RR Donnelley & Sons Co.	314,077
5,281	United Rentals, Inc.*	169,731
6,593	Western Union (The) Co.	131,530
		2,292,196
	Computers—0.5%
3,285	Affiliated Computer Services, Inc., Class A*	176,273
2,247	Ceridian Corp.*	76,173
		252,446
	Distribution/Wholesale—0.7%
1,496	United Stationers, Inc.*	95,355
2,032	W.W. Grainger, Inc.	177,515
1,054	WESCO International, Inc.*	56,442
		329,312
	Electric—0.3%
4,938	MDU Resources Group, Inc.	134,610

	Electrical Components & Equipment—2.2%
18,298	Emerson Electric Co.	861,287
1,852	Hubbell, Inc., Class B	106,768
1,935	Molex, Inc.	54,838
1,645	Molex, Inc., Class A	44,053
		1,066,946
	Electronics—5.0%
6,138	Agilent Technologies, Inc.*	234,165
5,969	Arrow Electronics, Inc.*	228,135
4,846	Avnet, Inc.*	183,566
4,767	AVX Corp.	76,224
2,529	Benchmark Electronics, Inc.*	56,144
25,727	Flextronics International Ltd. (Singapore)*	287,371
5,720	Jabil Circuit, Inc.	128,872
578	Mettler Toledo International, Inc.*	55,002
3,104	PerkinElmer, Inc.	86,384
60,468	Sanmina-SCI Corp.*	166,287
84,316	Solectron Corp.*	317,028
12,766	Tyco Electronics Ltd. (Bermuda)*	457,279
8,636	Vishay Intertechnology, Inc.*	133,944
		2,410,401
	Engineering & Construction—1.7%
2,722	EMCOR Group, Inc.*	97,720
2,163	Fluor Corp.	249,849
2,518	Jacobs Engineering Group, Inc.*	155,184
2,520	Shaw Group (The), Inc.*	134,114
2,217	URS Corp.*	109,209
1,223	Washington Group International, Inc.*	98,231
		844,307

	Environmental Control—2.4%
29,978	Allied Waste Industries, Inc.*	$385,817
4,400	Nalco Holding Co.	101,376
4,079	Republic Services, Inc.	130,324
14,966	Waste Management, Inc.	569,157
		1,186,674
	Forest Products & Paper—1.5%
5,063	Louisiana-Pacific Corp.	93,767
8,733	MeadWestvaco Corp.	284,172
18,385	Smurfit-Stone Container Corp.*	216,759
2,700	Temple-Inland, Inc.	156,951
		751,649
	Hand/Machine Tools—0.2%
1,039	Kennametal, Inc.	79,650

	Healthcare-Products—0.9%
11,135	Covidien Ltd. (Bermuda)*	455,978

	Household Products/Wares—0.6%
3,674	Fortune Brands, Inc.	298,696

	Internet—0.1%
1,317	Checkfree Corp.*	48,518

	Machinery-Construction & Mining—2.6%
14,542	Caterpillar, Inc.	1,145,909
1,615	Terex Corp.*	139,294
		1,285,203
	Machinery-Diversified—2.9%
2,396	AGCO Corp.*	92,078
2,599	Cummins, Inc.	308,501
5,007	Deere & Co.	602,944
1,431	Flowserve Corp.	103,418
440	NACCO Industries, Inc., Class A	57,869
2,781	Rockwell Automation, Inc.	194,642
2,328	Tecumseh Products Co., Class A*	53,614
662	Tecumseh Products Co., Class B*	13,584
		1,426,650
	Metal Fabricate/Hardware—0.7%
1,908	Mueller Industries, Inc.	70,367
983	Precision Castparts Corp.	134,730
3,935	Timken (The) Co.	131,429
		336,526

	Mining—0.3%
1,375	Vulcan Materials Co.	$131,615

	Miscellaneous Manufacturing—36.1%
16,360	3M Co.	1,454,731
944	Acuity Brands, Inc.	55,790
1,276	Brink’s (The) Co.	78,027
1,442	Carlisle Cos., Inc.	65,294
4,124	Cooper Industries Ltd., Class A (Bermuda)	218,242
1,516	Crane Co.	69,524
3,197	Danaher Corp.	238,752
4,433	Dover Corp.	226,083
3,631	Eaton Corp.	352,861
272,245	General Electric Co.	10,552,216
2,096	Harsco Corp.	110,375
20,296	Honeywell International, Inc.	1,167,223
10,760	Illinois Tool Works, Inc.	592,338
7,908	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	397,931
3,191	ITT Corp.	200,650
2,449	Pall Corp.	101,682
2,701	Parker Hannifin Corp.	266,535
3,109	Pentair, Inc.	112,546
1,946	SPX Corp.	182,671
1,196	Teleflex, Inc.	91,410
3,550	Textron, Inc.	400,760
1,384	Trinity Industries, Inc.	52,910
12,766	Tyco International Ltd. (Bermuda)	603,704
		17,592,255
	Packaging & Containers—2.8%
2,554	Ball Corp.	130,944
3,318	Bemis Co., Inc.	97,781
7,247	Crown Holdings, Inc.*	177,987
11,894	Graphic Packaging Corp.*	52,809
767	Greif, Inc., Class A	42,185
226	Greif, Inc., Class B	11,614
8,948	Owens-Illinois, Inc.*	357,742
2,808	Packaging Corp. of America	71,660
3,463	Pactiv Corp.*	109,465
4,490	Sealed Air Corp.	122,353
1,036	Silgan Holdings, Inc.	53,478
3,357	Sonoco Products Co.	123,101
		1,351,119
	Retail—0.1%
1,138	World Fuel Services Corp.	46,533

	Software—3.7%
9,061	Automatic Data Processing, Inc.	420,612
2,291	Broadridge Financial Solutions, Inc.	40,299
7,262	Fidelity National Information Services, Inc.	360,413
17,422	First Data Corp.	553,845
2,991	Fiserv, Inc.*	147,815
2,337	IMS Health, Inc.	65,740
3,660	Paychex, Inc.	151,451

1,900	Total System Services, Inc.	$53,447
		1,793,622
	Telecommunications—0.2%
1,150	Anixter International, Inc.*	95,048

	Textiles—0.2%
3,085	Cintas Corp.	112,788

	Transportation—12.2%
1,283	Alexander & Baldwin, Inc.	69,564
7,394	Burlington Northern Santa Fe Corp.	607,343
1,657	CH Robinson Worldwide, Inc.	80,613
1,896	Con-way, Inc.	93,643
10,458	CSX Corp.	495,814
1,563	Expeditors International Washington, Inc.	69,835
5,571	FedEx Corp.	616,933
2,568	JB Hunt Transport Services, Inc.	71,724
1,725	Kansas City Southern*	59,530
9,207	Norfolk Southern Corp.	495,152
1,394	Overseas Shipholding Group	108,160
3,223	Ryder System, Inc.	175,235
2,346	Ship Finance International Ltd. (Bermuda)	65,571
2,320	Teekay Shipping Corp. (Marshall Islands)	130,082
7,138	Union Pacific Corp.	850,421
23,571	United Parcel Service, Inc., Class B	1,784,797
2,613	Werner Enterprises, Inc.	50,797
3,342	YRC Worldwide, Inc.*	107,345
		5,932,559
	Trucking & Leasing—0.2%
2,144	GATX Corp.	97,252

	Total Common Stocks (Cost $45,220,687)	48,650,529

	Money Market Fund—0.2%
87,866	Liquid Assets Portfolio Private Class** (Cost $87,866)	87,866

	Total Investments (Cost $45,308,553)(a)—100.1%	48,738,395
	Liabilities in excess of other assets—(0.1%)	(46,827)
	Net Assets—100.0%	$48,691,568

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $3,429,842 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,815,893 and aggregate gross unrealized depreciation of $386,051.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$45,616,044	93.7%
Bermuda	2,704,898	5.5
Singapore	287,371	0.6
Marshall Islands	130,082	0.3
Total investments	48,738,395	100.1
Liabilities in excess of other assets	(46,827)	(0.1)
Net Assets	$48,691,568	100.0%

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Computers—21.0%
1,011	Apple, Inc.*	$133,209
1,176	Cadence Design Systems, Inc.*	25,166
2,316	Computer Sciences Corp.*	128,955
11,948	Dell, Inc.*	334,186
488	Diebold, Inc.	24,727
300	DST Systems, Inc.*	22,761
6,070	Electronic Data Systems Corp.	163,829
8,652	EMC Corp.*	160,149
6,887	Gateway, Inc.*	9,780
10,461	Hewlett-Packard Co.	481,520
5,688	International Business Machines Corp.	629,377
687	Lexmark International, Inc., Class A*	27,164
1,014	NCR Corp.*	52,951
471	Network Appliance, Inc.*	13,348
934	Perot Systems Corp., Class A*	14,215
725	SanDisk Corp.*	38,882
2,187	Seagate Technology (Cayman Islands)	51,416
17,797	Sun Microsystems, Inc.*	90,765
659	Synopsys, Inc.*	16,119
4,201	Unisys Corp.*	33,986
999	Western Digital Corp.*	21,329
		2,473,834
	Distribution/Wholesale—2.1%
459	CDW Corp.	38,634
5,968	Ingram Micro, Inc., Class A*	119,658
2,212	Tech Data Corp.*	82,884
		241,176
	Holding Companies-Diversified—0.3%
793	Leucadia National Corp.	29,817

	Internet—2.3%
1,097	Check Point Software Technologies (Israel)*	26,723
186	Google, Inc., Class A*	94,860
545	McAfee, Inc.*	19,544
2,332	Symantec Corp.*	44,774
949	VeriSign, Inc.*	28,176
2,405	Yahoo!, Inc.*	55,916
		269,993
	Office/Business Equipment—1.9%
2,020	IKON Office Solutions, Inc.	27,997
1,688	Pitney Bowes, Inc.	77,817
6,803	Xerox Corp.*	118,780
		224,594

	Retail—0.2%
866	Insight Enterprises, Inc.*	$19,537

	Semiconductors—11.2%
3,767	Advanced Micro Devices, Inc.*	51,005
774	Altera Corp.	17,957
1,292	Amkor Technology, Inc.*	15,969
1,025	Analog Devices, Inc.	36,336
4,571	Applied Materials, Inc.	100,745
3,001	Atmel Corp.*	16,175
711	Broadcom Corp., Class A*	23,328
940	Fairchild Semiconductor International, Inc.*	17,155
19,726	Intel Corp.	465,929
399	International Rectifier Corp.*	14,647
583	Intersil Corp., Class A	17,053
491	KLA-Tencor Corp.	27,884
320	Lam Research Corp.*	18,509
743	Linear Technology Corp.	26,488
3,620	LSI Logic Corp.*	26,064
1,300	Marvell Technology Group Ltd. (Bermuda)*	23,400
1,033	Maxim Integrated Products, Inc.	32,746
459	Microchip Technology, Inc.	16,666
5,965	Micron Technology, Inc.*	70,805
804	National Semiconductor Corp.	20,896
619	Novellus Systems, Inc.*	17,654
737	NVIDIA Corp.*	33,725
1,826	Spansion, Inc., Class A*	19,374
825	Teradyne, Inc.*	12,944
4,812	Texas Instruments, Inc.	169,334
924	Xilinx, Inc.	23,100
		1,315,888
	Software—17.1%
610	Adobe Systems, Inc.*	24,577
1,324	BEA Systems, Inc.*	16,391
618	BMC Software, Inc.*	17,749
1,706	CA, Inc.	42,786
453	Citrix Systems, Inc.*	16,385
1,947	Compuware Corp.*	18,166
896	Intuit, Inc.*	25,661
54,534	Microsoft Corp.	1,580,940
2,177	Novell, Inc.*	14,608
12,189	Oracle Corp.*	233,054
1,093	SYNNEX Corp.*	22,210
		2,012,527
	Telecommunications—43.7%
3,025	ALLTEL Corp.	199,499
770	Amdocs Ltd. (Guernsey)*	27,866
1,015	American Tower Corp., Class A*	42,285
1,614	Andrew Corp.*	22,693
29,677	AT&T, Inc.	1,162,151
3,220	Avaya, Inc.*	53,259
1,015	CenturyTel, Inc.	46,558
3,121	Cincinnati Bell, Inc.*	16,104
13,780	Cisco Systems, Inc.*	398,380
4,402	Citizens Communications Co.	63,521
2,605	Corning, Inc.*	62,103

520	Crown Castle International Corp.*	$18,850
2,237	Embarq Corp.	138,224
401	Harris Corp.	22,007
925	JDS Uniphase Corp.*	13,255
2,709	Juniper Networks, Inc.*	81,162
2,466	Level 3 Communications, Inc.*	12,897
13,718	Motorola, Inc.	233,069
215	NII Holdings, Inc.*	18,064
2,914	QUALCOMM, Inc.	121,368
12,466	Qwest Communications International, Inc.*	106,335
21,666	Sprint Nextel Corp.	444,803
409	Telephone & Data Systems, Inc.	27,158
460	Telephone & Data Systems, Inc., Special Shares	27,968
2,550	Tellabs, Inc.*	28,943
578	US Cellular Corp.*	56,066
1,663	Utstarcom, Inc.*	5,355
38,604	Verizon Communications, Inc.	1,645,302
1,809	Virgin Media, Inc.	44,936
		5,140,181
	Total Common Stocks (Cost $10,779,011)	11,727,547

	Money Market Fund—0.3%
37,926	Liquid Assets Portfolio Private Class** (Cost $37,926)	37,926

	Total Investments (Cost $10,816,937)—100.1%	11,765,473
	Liabilities in excess of other assets—(0.1%)	(14,382)
	Net Assets—100.0%	$11,751,091

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $948,536 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,165,054 and aggregate gross unrealized depreciation of $216,518.

COUNTRY BREAKDOWN

July 31, 2007 (Unaudited)

	Value	Net Assets
United States	$11,636,068	99.0%
Cayman Islands	51,416	0.5
Guernsey	27,866	0.2
Israel	26,723	0.2
Bermuda	23,400	0.2
Total investments	11,765,473	100.1
Liabilities in excess of other assets	(14,382)	(0.1)
Net Assets	$11,751,091	100.0%

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Electric—85.2%
3,754	AES (The) Corp.*	$73,766
733	Allegheny Energy, Inc.*	38,285
397	ALLETE, Inc.	17,405
1,031	Alliant Energy Corp.	38,095
2,126	Ameren Corp.	102,005
4,949	American Electric Power Co., Inc.	215,232
8,764	Aquila, Inc.*	33,128
670	Avista Corp.	13,279
410	Black Hills Corp.	15,293
5,819	CenterPoint Energy, Inc.	95,897
501	Cleco Corp.	11,899
2,919	CMS Energy Corp.	47,171
2,955	Consolidated Edison, Inc.	129,074
1,104	Constellation Energy Group, Inc.	92,515
2,632	Dominion Resources, Inc.	221,667
949	DPL, Inc.	25,224
2,246	DTE Energy Co.	104,169
9,998	Duke Energy Corp.	170,266
2,634	Edison International	139,312
2,268	Energy East Corp.	57,403
1,279	Entergy Corp.	127,849
3,551	Exelon Corp.	249,104
2,518	FirstEnergy Corp.	152,969
2,493	FPL Group, Inc.	143,921
1,033	Great Plains Energy, Inc.	28,676
962	Hawaiian Electric Industries, Inc.	21,943
563	IDACORP, Inc.	17,430
507	Integrys Energy Group, Inc.	25,091
1,997	Mirant Corp.*	75,547
1,599	Northwest Utilities	43,717
339	NorthWestern Corp.	9,173
825	NRG Energy, Inc.*	31,804
1,105	NSTAR	34,752
2,281	Pepco Holdings, Inc.	61,747
2,945	PG&E Corp.	126,075
1,148	Pinnacle West Capital Corp.	43,027
652	PNM Resources, Inc.	16,841
645	Portland General Electric Co.	17,357
2,160	PPL Corp.	101,822
3,164	Progress Energy, Inc.	138,140
1,928	Public Service Enterprise Group, Inc.	166,097
1,393	Puget Energy, Inc.	32,248
28,249	Reliant Energy, Inc.*	725,435
1,185	SCANA Corp.	44,295
1,385	Sierra Pacific Resources	22,008
6,856	Southern Co.	230,637
2,583	TECO Energy, Inc.	41,690
2,024	TXU Corp.	132,066
347	UIL Holdings Corp.	10,264
340	Unisource Energy Corp.	10,346

966	Westar Energy, Inc.	$22,237
945	Wisconsin Energy Corp.	40,569
5,312	Xcel Energy, Inc.	107,834
		4,693,796
	Gas—8.2%
576	AGL Resources, Inc.	21,715
839	Atmos Energy Corp.	23,551
276	Energen Corp.	14,603
2,109	KeySpan Corp.	87,630
276	New Jersey Resources Corp.	12,972
521	Nicor, Inc.	20,533
3,850	NiSource, Inc.	73,420
655	Piedmont Natural Gas Co.	15,189
1,606	Sempra Energy	84,668
663	Southern Union Co.	20,473
382	Southwest Gas Corp.	11,873
946	UGI Corp.	24,416
832	Vectren Corp.	20,775
628	WGL Holdings, Inc.	18,802
		450,620
	Pipelines—6.7%
420	Equitable Resources, Inc.	19,786
651	National Fuel Gas Co.	28,221
947	ONEOK, Inc.	48,060
640	Questar Corp.	32,954
4,689	Spectra Energy Corp.	119,429
3,783	Williams (The) Cos., Inc.	122,001
		370,451
	Water—0.2%
532	Aqua America, Inc.	11,640

	Total Investments (Cost $5,804,340)(a)—100.3%	5,526,507
	Liabilities in excess of other assets—(0.3%)	(16,278)
	Net Assets—100.0%	$5,510,229

* Non-income producing security.
** Affiliated investment.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $277,833 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $65,982 and aggregate gross unrealized depreciation of $343,815.

Item 2.           Controls and Procedures.

(a)               The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)              There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 25, 2007

By:	/s/ Bruce T. Duncan

Bruce T. Duncan

Chief Financial Officer

Date:	September 25, 2007